UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.
Member, Chief Legal Officer of Lord, Abbett & Co. LLC

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 9/30

Date of reporting period: 9/30/2023

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Income Municipal Bond Fund

Short Duration High Income Municipal Bond Fund

Sustainable Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the fiscal year ended September 30, 2023

Table of Contents

1	A Letter to Shareholders

10	Investment Comparisons

19	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

29	Short Duration Tax Free Fund

45	Intermediate Tax Free Fund

91	National Tax Free Fund

124	High Income Municipal Bond Fund

154	Short Duration High Income Municipal Bond Fund

172	Sustainable Municipal Bond Fund

176	California Tax Free Fund

191	New Jersey Tax Free Fund

201	New York Tax Free Fund

218	Statements of Assets and Liabilities

222	Statements of Operations

224	Statements of Changes in Net Assets

230	Financial Highlights

248	Notes to Financial Statements

268	Report of Independent Registered Public Accounting Firm

269	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund
Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett National Tax Free Income Fund, Lord Abbett High Income Municipal Bond Fund, Lord Abbett Short Duration High Income Municipal Bond Fund, Lord Abbett Sustainable Municipal Bond Fund, Lord Abbett California Tax Free Income Fund, Lord Abbett New Jersey Tax Free Income Fund, and Lord Abbett New York Tax Free Income Fund
Annual Report

For the fiscal year ended September 30, 2023

From left to right: James L.L. Tullis, Chair of the Lord Abbett Funds and Douglas B. Sieg Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended September 30, 2023. On this page and the following pages, we discuss the major factors that influenced period performance. For detailed and timely information about the Funds, please visit our website at www.lordabbett.com, where you can also access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Municipal Bond Market Review

The municipal bond market continued to be impacted by interest rate volatility, aggressive tightening of monetary policy by the U.S. Federal Reserve (the Fed), and fluctuating inflation expectations over the fiscal year. However, municipal bonds generated positive returns, as measured by the Bloomberg Municipal Bond Index3, and outperformed Treasuries over the period. Demand stabilized from 2022’s record-setting redemptions with a deceleration in tax-loss selling, and the fundamental backdrop of the market remained strong as upgrades significantly outpaced downgrades and states’ rainy-day balances remained near record levels.

The fiscal year began with cautious sentiment due to persistently high inflation data and a hawkish tone from global central banks. Benchmark municipal yields increased dramatically and outflows from municipal bond funds intensified on the back of rising Treasury yields, while concerns emerged about a potential economic downturn.

The market shifted to a more positive tone with inflation showing signs of decelerating, resulting in a rally in November of 2022 and the best January performance for the Bloomberg Municipal Bond Index3 since 2009. A significantly inverted Treasury curve and strong demand for tax-free bonds maturing within 10 years led to the municipal yield curve becoming inverted from 2 to 10 years for the first time in history in December and remained inverted for the rest of the period. Turmoil in the regional banking sector dominated the headlines in the spring, with the focus on liquidity from increasing deposit withdrawals and the impact of the Fed’s aggressive tightening cycle. As a result, high quality municipal yields fell across the curve and credit spreads widened.

Optimism regarding a soft economic landing grew heading into the summer months given signs of disinflation and strong consumer data, and municipals benefitted from technical tailwinds from substantial reinvestment of coupons and maturity proceeds. However, by the close of the fiscal year, stronger-than-expected economic data and elevated inflation readings once again put upward pressure on interest rates. Consequently, benchmark municipal yields eclipsed the previous local highs set in October of 2022 amid the Treasury curve bear steepening at the close of the fiscal year.1

Overall, municipal yields rose across the curve over the period, while long maturities slightly outperformed bonds with shorter maturities. Lower-rated bonds outperformed higher-rated issues amid constrained supply and some compression of credit spreads. From a technical perspective, new issuance of municipal bonds from January to the end of September was $268 billion, representing a 11% decrease from the same period in 2022. Meanwhile, according to Lipper data, municipal bond funds experienced modest outflows overall from January to the end of September with year-to-date net flows of approximately -$12.0 billion.2

Short Duration Tax Free

The Short Duration Tax Free Fund returned 2.29%, reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested,

for the 12-month period ended September 30, 2023. The Fund’s benchmark, the Bloomberg Municipal Bond Short 1-5 Year Index6, returned 2.05% during the same period. The primary drivers of relative outperformance were the Fund’s duration and yield curve positioning. Municipal yields rose across the curve on the back of rising Treasury yields amid “higher-for-longer” messaging by the Fed and strong economic data releases. Therefore, the Fund’s shorter duration relative to the benchmark contributed to relative performance. Additionally, an underweight to short-term maturities, where yields rose most, and a slight overweight to intermediate maturities, where yields rose less, led to a positive impact on relative performance.

The Fund’s credit quality positioning also contributed to relative performance, mainly due to an overweight to bonds rated BBB and below. Lower rated, investment grade and non-investment grade bonds outperformed higher rated bonds over the period, partially due to lower supply of lower-rated bonds and a compression of credit spreads.

Security selection and the Fund’s sector allocation led to a negative impact on relative performance. In particular, an overweight to, as well as selection within, the Power, Industrial Development (IDR) and Health Care sectors detracted from relative returns. Within Health Care, an allocation to non-

investment grade Hospitals detracted from relative returns amid the selling pressures the segment faced due to negative financial results for 2022.

Intermediate Tax Free

The Intermediate Tax Free Fund returned 3.17%, reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2023. The Fund’s benchmark, the Bloomberg 1-15 Year Municipal Bond Index7, returned 2.50% during the same period. The primary driver of relative performance over the period was the Fund’s credit quality positioning, specifically the Fund’s overweight to bonds rated BBB and below. Lower rated, investment grade and non-investment grade bonds outperformed, partially due to lower supply of lower-rated bonds and a compression of credit spreads.

Security selection also contributed to relative returns. In particular, selection within the General Obligation (GO), Leasing, Transportation and Special Tax sectors were contributors. Within the State GO sector, selection of Illinois State bonds contributed to relative returns as the issuer was upgraded amid the state government’s growing tax revenues, increased reserves and improvements in pension funding.

The Fund’s sector allocation detracted from relative performance, mainly from allocations to the IDR, Health Care and

Education sectors. Within Health Care, an allocation to non-investment grade Hospitals detracted from relative returns amid the selling pressures the segment has faced given the negative financial results for 2022.

Duration positioning also detracted from relative performance. Overall, municipal yields rose across the curve on the back of rising Treasury yields amid “higher-for-longer” messaging by the Fed and strong economic data releases. Therefore, the Fund’s longer duration relative to the benchmark detracted from relative performance. However, some of this was offset by yield curve positioning. More specifically, an underweight to short maturity bonds, where yields rose most, and an overweight to intermediate-term bonds, where yields rose less, led to a positive impact on relative performance.

National Tax Free

The National Tax Free Fund returned 3.61%, reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2023. The Fund’s benchmark, the Bloomberg Municipal Bond Index3, returned 2.66% during the same period. The primary driver of relative performance over the period was the Fund’s credit quality positioning, specifically the Fund’s overweight to bonds rated BBB and below. Lower-rated, investment grade and non-investment grade bonds outperformed higher-rated bonds, partially due to lower supply of lower-rated bonds and a compression of credit spreads.

Security selection also contributed to relative returns. In particular, selection within the General Obligation, Leasing, IDR, Transportation and Special Tax sectors were contributors. The positive impact across many of these sectors was tied to selection of credits with favorable bond structures, including coupon, call protection and convexity profile.

The Fund’s sector allocation detracted from relative performance, mainly from allocations to the IDR, Health Care and Power sectors. Within Health Care, an allocation to non-investment grade Hospitals detracted from relative returns amid the selling pressures the segment has faced given the negative financial results for 2022.

Duration positioning also detracted from relative performance. Overall, municipal yields rose across the curve on the back of rising Treasury yields amid “higher-for-longer” messaging by the Fed and strong economic data releases. Therefore, the Fund’s longer duration relative to the benchmark detracted from relative performance. However, some of this was offset by yield curve positioning. More specifically, an underweight to short maturity bonds, where yields rose most, and an overweight to intermediate-term bonds, where yields rose less, led to a positive impact on relative performance.

High Income Municipal Bond

The High Income Municipal Bond Fund returned 3.23%, reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2023. The Fund’s benchmark, the Bloomberg High Yield Municipal Bond Index5, returned 3.48% during the same period. The primary drivers of relative underperformance over the period were security selection and the Fund’s sector allocation. In particular, allocations to, as well as selection within, the Education, Special Tax and IDR sectors detracted from relative performance. Within the Education sector, selection of lower-rated colleges, universities and charter schools experienced selling pressures and detracted from relative performance. Additionally, the Fund’s positioning within the Special Tax sector relative to the index, particularly its lesser weighting to various Puerto Rico bonds, led to a negative impact on relative performance.

The Fund’s credit quality positioning also detracted from relative performance. As high yield municipal bonds generally outperformed investment grade bonds over the period, the Fund’s modest exposure to AA and A-rated bonds, which the Fund maintains to enhance liquidity and provide diversification, compared to the fully non-investment grade benchmark, detracted from relative performance.

The Fund’s duration and yield curve positioning contributed to relative performance. An underweight to short maturity bonds, where yields rose most, and an overweight to intermediate-term bonds, where yields rose less, led to a positive impact on relative performance.

Short Duration High Income Municipal Bond

The Short Duration High Yield Municipal Bond Fund returned 3.27%, reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2022. The Fund’s benchmark, the Bloomberg Municipal Bond 1-8 Year Index8, returned 2.08% during the same period. The primary drivers of relative performance were the Fund’s duration and yield curve positioning. In particular, an underweight to short-term maturities, where yields rose most, and a slight overweight to intermediate maturities, where yields rose less, led to a positive impact on relative performance.

The Fund’s credit quality positioning, specifically the Fund’s overweight to BBB-rated bonds, also contributed to relative performance. Lower-rated, investment grade bonds outperformed higher-rated bonds over the period, partially due to lower supply of lower-rated bonds and a compression of credit spreads.

Security selection led to a positive impact on relative performance, particularly within the IDR sector. More specifically, selection of various prepaid gas and commodity issuers outperformed and benefitted relative performance.

The Fund’s sector allocation detracted from relative returns. Most notably, an overweight to the Health Care sector and underweight to the Power sector dragged on relative performance. Within Health Care, an allocation to non-investment grade Hospitals detracted from relative returns amid the selling pressures the segment has faced given the negative financial results for 2022.

Sustainable Municipal Bond Fund

The Sustainable Municipal Bond Fund returned 3.57%, reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2023. The Fund’s benchmark, the Bloomberg 1-15 Year Municipal Bond Index7, returned 2.50% during the same period. The primary driver of relative outperformance over the period was the Fund’s credit quality positioning. The Fund’s overweight to bonds rated BBB and below contributed to relative returns as lower rated, investment grade and non-investment grade bonds outperformed higher rated bonds over the period, partially due to lower supply and a compression of credit spreads.

Security selection also contributed to relative returns. In particular, selection within the Leasing, Education and Local GO sectors were contributors. The positive impact across many of these sectors was tied to selection of credits with favorable bond structures, including coupon, call protection and convexity profile.

The Fund’s sector allocation had little impact on relative performance. While an overweight to the IDR and Housing sectors contributed to relative returns, this was offset by an overweight to the Education and Health Care sectors, which dragged on relative returns.

Duration positioning detracted from relative performance. The Fund’s longer duration relative to the benchmark detracted from relative performance as municipal yields rose across the curve on the back of rising Treasury yields amid “higher-for-longer” messaging by the Fed and strong economic data releases.

California Tax Free

The California Tax Free Fund returned 3.50%, reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2023. The Fund’s benchmark, the Bloomberg Municipal Bond Index3, returned 2.66% during the same period. The primary driver of relative performance over the period was the Fund’s credit quality positioning, specifically the Fund’s overweight to bonds rated BBB and below. Lower-rated, investment grade and non-investment grade bonds outperformed higher-rated bonds, partially due to lower supply of lower-rated bonds and a compression of credit spreads.

Security selection also contributed to relative returns. In particular, selection within the General Obligation, Health Care, Education, Transportation and Power sectors were contributors. The positive impact across many of these sectors was tied to selection of credits with favorable bond structures, including coupon, call protection and convexity profile.

Duration positioning detracted from relative performance. Municipal yields rose across the curve on the back of rising Treasury yields amid “higher-for-longer” messaging by the Fed and strong economic data releases. Therefore, the Fund’s longer duration detracted from relative performance. However, some of this was offset by yield curve positioning. More specifically, an underweight to short maturity bonds, where yields rose most, and an overweight to intermediate-term bonds, where yields rose less, led to a positive impact on relative performance.

The Fund’s sector allocation also detracted from relative performance. In particular, an overweight to the Education and Health Care sectors as well as an underweight to the Leasing sector led to a negative impact on relative performance. In regard to Health Care, an allocation to non-investment grade Hospitals detracted from relative returns amid the selling pressures the segment has faced given the negative financial results for 2022.

New Jersey Tax Free

The New Jersey Tax Free Fund returned 4.11%, reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2023. The Fund’s benchmark, the Bloomberg Municipal Bond Index3, returned 2.66% during the same period. The primary driver of relative performance over the period was the Fund’s credit quality positioning. Lower-rated, investment grade and non-investment grade bonds outperformed higher-rated bonds over the period, partially due to lower supply of lower-rated bonds and a compression of credit spreads. Therefore, the Fund’s overweight to bonds rated BBB and below contributed to relative returns.

Security selection also contributed to relative returns. In particular, selection within the General Obligation, Health Care, Education, Leasing and Transportation sectors were contributors. Within the State GO sector, holdings of New Jersey state bonds led to a positive impact as the issuer was upgraded over the period amid its budget surplus and increasing pension payments.

The Fund’s sector allocation led to a positive impact on relative performance, particularly overweight allocations to the Tobacco and Leasing sectors.

New York Tax Free

The New York Tax Free Fund returned 3.93%, reflecting performance at the net asset value (NAV) of class A Shares with all distributions reinvested, for the 12-month period ended September 30, 2023. The Fund’s benchmark, the Bloomberg Municipal Bond Index3, returned 2.66% during the same period. The primary driver of relative outperformance over the period was the Fund’s credit quality positioning. Lower rated, investment grade and non-investment grade bonds outperformed higher rated bonds over the period, partially due to lower supply of lower-rated bonds and a compression of credit spreads. Therefore, the Fund’s overweight to bonds rated BBB and below contributed to relative returns.

Security selection also contributed to relative returns, mainly within the Transportation, Special Tax and Leasing sectors. The positive impact across many of these sectors was tied to selection of credits with favorable bond structures, including coupon, call protection and convexity profile.

Duration positioning detracted from relative performance. The Fund’s longer duration relative to the benchmark detracted from relative performance as municipal yields rose across the curve on the back of rising Treasury yields amid “higher-for-longer” messaging by the Fed and strong economic data releases.

The Fund’s sector allocation also detracted from relative performance. In particular, an overweight to the Health Care and Education sectors dragged on relative performance. Within Health Care, an allocation to non-investment grade Hospitals detracted from relative returns amid the selling pressures the segment has faced given the negative financial results for 2022 that were reported throughout the period.

Each Fund’s portfolio is actively managed and, therefore, holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  Factset as of 9/30/2023

2  JPM as of 9/30/2023

3 The Bloomberg Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. Bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two ratings agencies. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

4  Bloomberg BVAL AAA GO Municipal Yield Curve

5 The Bloomberg High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds.

6 The Bloomberg Municipal Bond Short 1-5 Year Index is the Muni Short 1-5 year component of the Municipal Bond index. The Bloomberg Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

7 The Bloomberg 1-15 Year Municipal Bond index is the 1-15 year component of the Municipal Bond index. The Bloomberg Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

8 The Bloomberg Municipal Bond 1-8 Year Index is the 1-8 year component of the Municipal Bond index. The Bloomberg Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. Bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information
Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, each Fund’s returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of September 30, 2023. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolios are actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Short Duration Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Municipal Bond Short 1-5 Year Index and the Lipper Short Duration Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended September 30, 2023
	1 Year	5 Year	10 Year	Life of Class
Class A4	-0.01%	0.21%	0.51%	–
Class C5	0.74%	0.04%	0.11%	–
Class F6	2.39%	0.77%	0.83%	–
Class F3[7]	2.54%	0.90%	–	0.91%
Class I6	2.50%	0.87%	0.94%	–

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4   Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2023, is calculated using the SEC required uniform method to compute such return.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7   Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

Intermediate Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg 1-15 Year Municipal Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended September 30, 2023
	1 Year	5 Year	10 Year	Life of Class
Class A3	0.89%	0.33%	1.69%	–
Class C4	1.64%	0.15%	1.28%	–
Class F5	3.38%	0.88%	2.02%	–
Class F3[6]	3.54%	1.05%	–	1.35%
Class I5	3.48%	0.98%	2.12%	–

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3   Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2023, is calculated using the SEC required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Performance is at net asset value.

6   Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

National Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Municipal Bond Index and the Lipper General Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended September 30, 2023
	1 Year	5 Year	10 Year	Life of Class
Class A4	1.24%	0.08%	2.30%	–
Class C5	1.97%	-0.11%	1.88%	–
Class F6	3.72%	0.63%	2.63%	–
Class F3[7]	3.75%	0.75%	–	1.37%
Class I6	3.72%	0.72%	2.71%	–

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4   Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2023, is calculated using the SEC required uniform method to compute such return.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7   Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

High Income Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg High Yield Municipal Bond Index, Bloomberg 65% High Yield Municipal Bond Index/35% Bloomberg Municipal Bond Index and the Lipper High Yield Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended September 30, 2023
	1 Year	5 Year	10 Year	Life of Class
Class A4	0.86%	-0.08%	3.11%	–
Class C5	1.59%	-0.27%	2.68%	–
Class F6	3.33%	0.49%	3.44%	–
Class F3[7]	3.48%	0.62%	–	1.86%
Class I6	3.43%	0.58%	3.51%	–

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4   Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2023, is calculated using SEC required uniform method to compute such return.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7   Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

Short Duration High Income Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Municipal Bond 1-8 Year Index and the 50% Bloomberg Municipal Bond 1-8 Year Index/50% Bloomberg High Yield Municipal 1-8 Year Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended September 30, 2023
	1 Year	5 Year	10 Year	Life of Class
Class A3	0.93%	0.44%	–	1.37%
Class C4	1.59%	0.22%	–	0.95%
Class F5	3.36%	1.00%	–	1.75%
Class F3[6]	3.55%	1.16%	–	1.70%
Class I5	3.40%	1.09%	–	1.85%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3   Class A shares commenced operations on June 1, 2015 and performance for the Class began on June 15, 2015. Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2023, is calculated using SEC required uniform method to compute such return.

4   Class C shares commenced operations on June 1, 2015 and performance for the Class began on June 15, 2015. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Class F and Class I shares commenced operations on June 1, 2015 and performance for each class began on June 15, 2015. Performance is at net asset value.

6   Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

Sustainable Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg 1-15 Year Municipal Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended September 30, 2023
	1 Year	5 Year	10 Year	Life of Class
Class A3	1.27%	–	–	-5.88%
Class C4	1.77%	–	–	-5.37%
Class F5	3.67%	–	–	-4.50%
Class F3[5]	3.82%	–	–	-4.36%
Class I5	3.78%	–	–	-4.40%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3   Class A shares commenced operations on January 5, 2022 and performance for the Class began on January 20, 2022. Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2023, is calculated using SEC required uniform method to compute such return.

4    Class C shares commenced operations on January 5, 2022 and performance for the Class began on January 20, 2022. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Commenced operations on January 5, 2022 and performance for the Classes began on January 20, 2022. Performance is at net asset value.

California Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Municipal Bond Index and the Lipper California Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended September 30, 2023
	1 Year	5 Year	10 Year	Life of Class
Class A5	1.16%	-0.21%	2.20%	–
Class C6	1.97%	-0.37%	1.79%	–
Class F7	3.61%	0.36%	2.53%	–
Class F3[8]	3.84%	0.49%	–	1.10%
Class I7	3.71%	0.44%	2.63%	–

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3   The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5   Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2023, is calculated using the SEC required uniform method to compute such return.

6    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7    Performance is at net asset value.

8    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

New Jersey Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended September 30, 2023
	1 Year	5 Year	10 Year	Life of Class
Class A5	1.80%	0.22%	2.22%	–
Class F6	4.21%	0.76%	2.56%	–
Class F3[7]	4.59%	0.90%	–	1.54%
Class I6	4.32%	0.82%	2.67%	–

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3   The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4   Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5   Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25%

applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2023, is calculated using the SEC required uniform method to compute such return.

6    Performance is at net asset value.

7   Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

New York Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Municipal Bond Index and the Lipper New York Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended September 30, 2023
	1 Year	5 Year	10 Year	Life of Class
Class A5	1.57%	-0.05%	1.89%	–
Class C6	2.29%	-0.20%	1.47%	–
Class F7	4.04%	0.52%	2.22%	–
Class F3[8]	4.07%	0.65%	–	0.98%
Class I7	4.04%	0.61%	2.31%	–

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3   The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5   Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2023, is calculated using the SEC required uniform method to compute such return.

6    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7    Performance is at net asset value.

8   Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (these charges vary among the share classes), and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 through September 30, 2023).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 4/1/23 – 9/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/23	9/30/23	4/1/23 - 9/30/23
Class A
Actual	$1,000.00	$ 996.10	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.81	$3.29
Class C
Actual	$1,000.00	$ 993.70	$6.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.38
Class F
Actual	$1,000.00	$ 996.60	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.31	$2.79
Class F3
Actual	$1,000.00	$ 997.30	$2.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.01	$2.08
Class I
Actual	$1,000.00	$ 997.10	$2.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.28

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.26% for Class C, 0.55% for Class F, 0.41% for Class F3, and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2023

Credit Rating: S&P or Moody’s(a)	%*
AAA	4.08%
AA+	6.45%
AA	10.90%
AA-	9.10%
A+	14.53%
A	18.57%
A-	10.10%
BBB+	7.57%
Credit Rating: S&P or Moody’s(a)	%*
BBB	1.16%
BBB-	5.55%
BB+	0.34%
BB	0.41%
BB-	0.73%
B	0.21%
NR	10.30%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/23	9/30/23	4/1/23 - 9/30/23
Class A
Actual	$1,000.00	$ 974.20	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.51	$3.60
Class C
Actual	$1,000.00	$ 971.20	$6.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.68
Class F
Actual	$1,000.00	$ 974.70	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04
Class F3
Actual	$1,000.00	$ 976.40	$2.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.28
Class I
Actual	$1,000.00	$ 975.20	$2.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.59

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.71% for Class A, 1.32% for Class C, 0.60% for Class F, 0.45% for Class F3, and 0.51% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2023

Credit Rating: S&P or Moody’s(a)	%*
AAA	6.08%
AA+	5.08%
AA	11.01%
AA-	9.50%
A+	12.07%
A	12.89%
A-	9.46%
BBB+	6.95%
BBB	4.54%
Credit Rating: S&P or Moody’s(a)	%*
BBB-	7.17%
BB+	1.95%
BB	0.80%
BB-	1.58%
B+	0.52%
B	0.58%
B-	0.53%
NR	9.29%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/23	9/30/23	4/1/23 - 9/30/23
Class A
Actual	$1,000.00	$ 965.40	$3.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.21	$3.90
Class C
Actual	$1,000.00	$ 962.40	$6.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.08
Class F
Actual	$1,000.00	$ 965.80	$3.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.45
Class F3
Actual	$1,000.00	$ 965.60	$2.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.36	$2.74
Class I
Actual	$1,000.00	$ 965.40	$2.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.21	$2.89

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.77% for Class A, 1.40% for Class C, 0.68% for Class F, 0.54% for Class F3, and 0.57% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2023

Credit Rating: S&P or Moody’s(a)	%*
AAA	2.73%
AA+	4.74%
AA	13.04%
AA-	8.38%
A+	11.39%
A	14.86%
A-	10.77%
BBB+	7.79%
BBB	7.65%
Credit Rating: S&P or Moody’s(a)	%*
BBB-	8.27%
BB+	1.16%
BB	0.92%
BB-	1.15%
B+	0.17%
B	0.79%
B-	0.59%
NR	5.60%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

High Income Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/23	9/30/23	4/1/23 - 9/30/23
Class A
Actual	$1,000.00	$ 976.20	$4.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.96	$4.15
Class C
Actual	$1,000.00	$ 972.30	$7.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.28
Class F
Actual	$1,000.00	$ 976.80	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.46	$3.65
Class F3
Actual	$1,000.00	$ 977.30	$2.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94
Class I
Actual	$1,000.00	$ 977.10	$3.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.96	$3.14

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 1.44% for Class C, 0.72% for Class F, 0.58% for Class F3, and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2023

Credit Rating: S&P or Moody’s(a)	%*
AAA	0.12%
AA+	0.51%
AA	2.86%
AA-	2.36%
A+	2.66%
A	5.40%
A-	4.73%
BBB+	3.22%
BBB	4.92%
BBB-	8.05%
BB+	5.68%
Credit Rating: S&P or Moody’s(a)	%*
BB	4.79%
BB-	6.77%
B+	2.56%
B	2.19%
B-	3.49%
CCC+	0.37%
CCC	0.09%
CCC-	1.06%
D	0.03%
NR	38.14%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

Short Duration High Income Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/23	9/30/23	4/1/23 - 9/30/23
Class A
Actual	$1,000.00	$ 992.10	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.81	$3.29
Class C
Actual	$1,000.00	$ 988.90	$6.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.58
Class F
Actual	$1,000.00	$ 992.60	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.31	$2.79
Class F3
Actual	$1,000.00	$ 993.50	$1.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.21	$1.88
Class I
Actual	$1,000.00	$ 993.10	$2.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.28

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.30% for Class C, 0.55% for Class F, 0.37% for Class F3, and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2023

Credit Rating: S&P or Moody’s(a)	%*
AAA	0.15%
AA+	0.61%
AA	3.46%
AA-	0.75%
A+	4.27%
A	7.19%
A-	4.49%
BBB+	6.15%
BBB	5.31%
BBB-	12.01%
Credit Rating: S&P or Moody’s(a)	%*
BB+	6.25%
BB	4.50%
BB-	9.61%
B+	5.24%
B	3.08%
B-	2.32%
CCC+	0.84%
NR	23.77%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

Sustainable Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/23	9/30/23	4/1/23 - 9/30/23
Class A
Actual	$1,000.00	$ 977.00	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.91	$3.19
Class C
Actual	$1,000.00	$ 973.20	$6.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.08
Class F
Actual	$1,000.00	$ 977.50	$2.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.41	$2.69
Class F3
Actual	$1,000.00	$ 978.20	$1.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.11	$1.98
Class I
Actual	$1,000.00	$ 978.00	$2.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.91	$2.18

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.63% for Class A, 1.40% for Class C, 0.53% for Class F, 0.39% for Class F3, and 0.43% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2023

Credit Rating: S&P or Moody’s(a)	%*
AAA	10.41%
AA+	0.51%
AA	6.23%
AA-	5.13%
A+	16.94%
A	18.95%
BBB+	4.68%
Credit Rating: S&P or Moody’s(a)	%*
BBB	4.83%
BBB-	10.57%
BB+	4.04%
BB	6.10%
NR	11.61%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/23	9/30/23	4/1/23 - 9/30/23
Class A
Actual	$1,000.00	$ 961.40	$3.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.26	$3.85
Class C
Actual	$1,000.00	$ 959.40	$6.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.98
Class F
Actual	$1,000.00	$ 961.90	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.76	$3.35
Class F3
Actual	$1,000.00	$ 963.50	$2.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.36	$2.74
Class I
Actual	$1,000.00	$ 962.30	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.26	$2.84

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.76% for Class A, 1.38% for Class C, 0.66% for Class F, 0.54% for Class F3, and 0.56% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2023

Credit Rating: S&P or Moody’s(a)	%*
AAA	0.66%
AA+	2.85%
AA	29.08%
AA-	10.80%
A+	7.81%
A	11.57%
A-	6.81%
BBB+	6.22%
BBB	5.44%
Credit Rating: S&P or Moody’s(a)	%*
BBB-	6.21%
BB	1.82%
BB-	0.64%
B+	0.09%
B	0.19%
CCC	0.04%
CCC-	0.08%
NR	9.69%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/23	9/30/23	4/1/23 - 9/30/23
Class A
Actual	$1,000.00	$ 965.20	$4.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.96	$4.15
Class F
Actual	$1,000.00	$ 965.60	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.46	$3.65
Class F3
Actual	$1,000.00	$ 966.40	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94
Class I
Actual	$1,000.00	$ 964.10	$3.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.96	$3.14

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 0.72% for Class F, 0.58% for Class F3, and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2023

Credit Rating: S&P or Moody’s(a)	%*
AAA	1.20%
AA+	2.10%
AA	16.12%
AA-	19.33%
A+	9.58%
A	24.90%
A-	2.43%
Credit Rating: S&P or Moody’s(a)	%*
BBB+	8.43%
BBB	3.98%
BBB-	3.83%
BB+	0.21%
BB-	2.35%
NR	5.54%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/23	9/30/23	4/1/23 - 9/30/23
Class A
Actual	$1,000.00	$ 962.10	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.16	$3.95
Class C
Actual	$1,000.00	$ 959.00	$6.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$7.03
Class F
Actual	$1,000.00	$ 962.60	$3.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.45
Class F3
Actual	$1,000.00	$ 962.30	$2.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.36	$2.74
Class I
Actual	$1,000.00	$ 962.10	$2.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.39% for Class C, 0.68% for Class F, 0.54% for Class F3, and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2023

Credit Rating: S&P or Moody’s(a)	%*
AAA	4.26%
AA+	14.33%
AA	11.36%
AA-	9.44%
A+	3.34%
A	6.59%
A-	13.95%
BBB+	7.37%
BBB	8.17%
BBB-	8.92%
Credit Rating: S&P or Moody’s(a)	%*
BB+	1.08%
BB	0.42%
BB-	0.68%
B+	1.22%
B	0.35%
B-	0.83%
CCC+	0.43%
NR	7.26%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

Schedule of Investments

SHORT DURATION TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

LONG-TERM INVESTMENTS 92.80%

MUNICIPAL BONDS 92.80%

Corporate-Backed 6.88%
Allegheny County Industrial Development Authority–US Steel Corporation PA	4.875%		11/1/2024	BB-	$4,500,000	$4,492,125
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	19,500,000	18,959,156
City of Farmington–Public Service Co of NM	3.90%	#(b)	6/1/2040	BBB	2,500,000	2,427,944
County of Nez Perce–Potlatchdeltic Corp ID	2.75%		10/1/2024	BBB-	11,310,000	11,109,200
Development Authority of Burke County–Oglethorpe Power Corp GA	1.50%	#(b)	1/1/2040	BBB+	3,750,000	3,549,408
Downtown Doral South Community Development District FL†	3.875%		12/15/2023	NR	55,000	54,895
Industrial Development Board of the City of Mobile Alabama–Alabama Power Company	1.00%	#(b)	6/1/2034	A1	3,100,000	2,923,586
Industrial Development Board of the City of Mobile Alabama–Alabama Power Company	2.90%	#(b)	7/15/2034	A1	20,000,000	19,933,626
Matagorda County Navigation District No. 1–Aep Texas Inc (AMBAC)	4.40%		5/1/2030	A-	1,500,000	1,461,026
Niagara Area Development Corp.–Covanta Holding Corp NY†	3.50%		11/1/2024	B	750,000	736,397
Ohio Air Quality Development Authority–American Electric Pwr Co	1.90%	#(b)	5/1/2026	BBB+	2,000,000	1,928,305
Ohio Air Quality Development Authority–American Electric Pwr Co	2.40%	#(b)	12/1/2038	BBB+	10,700,000	8,945,623
Ohio Air Quality Development Authority–Ohio valley Electric Corp	1.50%	#(b)	2/1/2026	Baa3	1,000,000	909,462
Parish of St. James–Nustar Logistics LP LA†	5.85%	#(b)	8/1/2041	BB-	3,500,000	3,556,067
Parish of St. John the Baptist–Marathon Oil Corporation LA	2.10%	#(b)	6/1/2037	BBB-	8,000,000	7,853,311
Parish of St. John the Baptist–Marathon Oil Corporation LA	2.125%	#(b)	6/1/2037	BBB-	6,150,000	6,038,343
Parish of St. John the Baptist–Marathon Oil Corporation LA	2.375%	#(b)	6/1/2037	BBB-	4,575,000	4,275,960

See Notes to Financial Statements.	29

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Corporate-Backed (continued)
Parish of St. John the Baptist–Marathon Oil Corporation LA	4.05%	#(b)	6/1/2037	BBB-	$4,650,000	$4,569,230
Public Finance Authority–Ameream LLC WI†	5.00%		12/1/2027	NR	1,455,000	1,322,900
Selma Industrial Development Board–International Paper Co AL	2.00%	#(b)	11/1/2033	BBB	2,625,000	2,565,093
State of Ohio–Republic Services Inc	3.95%	#(b)	11/1/2035	BBB+	2,000,000	1,998,895
Total						109,610,552

Education 6.38%
California Community Choice Financing Authority	5.258% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	15,000,000	14,986,123
California State University	0.55%	#(b)	11/1/2049	Aa2	5,000,000	4,383,790
Capital Trust Agency, Inc.–Renaissance Chtr Sch 2019 FL†	4.00%		6/15/2029	NR	1,215,000	1,129,026
Connecticut State Health & Educational Facilities Authority	2.80%	#(b)	7/1/2057	AAA	9,850,000	9,498,423
Connecticut State Health & Educational Facilities Authority–Yale University	3.95%	#(b)	7/1/2042	AAA	9,700,000	9,700,000
Development Authority Of The City Of Marietta–Life University Inc GA†	5.00%		11/1/2023	Ba3	2,280,000	2,277,975
Florida Higher Educational Facilities Financial Authority–St Leo Univ Inc Oblig Grp	5.00%		3/1/2024	BB	640,000	637,646
Florida Higher Educational Facilities Financial Authority–St Leo Univ Inc Oblig Grp	5.00%		3/1/2025	BB	675,000	666,674
Hospital Facilities Authority of Multnomah County Oregon–Mirabella So Waterfront	5.00%		10/1/2024	NR	335,000	336,516
Illinois Finance Authority–Illinois Inst of Tech	5.00%		9/1/2028	Ba2	1,135,000	1,115,108
Illinois Finance Authority–Illinois Inst of Tech	5.00%		9/1/2029	Ba2	630,000	616,116
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2025	A1	7,490,000	7,619,954
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2026	A1	6,740,000	6,932,201
New Jersey Economic Development Authority	5.00%		6/15/2028	A2	3,000,000	3,140,282
Ohio Air Quality Development Authority–Duke Energy Corp	4.00%	#(b)	9/1/2030	BBB	1,300,000	1,272,158

30	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Education (continued)
Pennsylvania Higher Educational Facilities Authority–Thomas Jefferson Univ Oblig	4.51%	#(b)	9/1/2045	A	$12,925,000	$12,925,000
Sauquoit Valley Central School District NY GO	4.50%		6/21/2024	NR	9,285,000	9,315,865
School District of Broward County FL	5.00%		7/1/2035	Aa3	5,000,000	5,368,081
University of Colorado	2.00%	#(b)	6/1/2054	Aa1	10,000,000	9,730,212
Total						101,651,150

Energy 0.52%
New Mexico Municipal Energy Acquisition Authority	5.00%	#(b)	11/1/2039	Aa1	8,300,000	8,305,998

General Obligation 20.59%
Borough of Riverdale NJ GO	4.75%		6/5/2024	NR	8,021,000	8,060,111
Chicago Board of Education IL GO	5.00%		12/1/2023	BB+	3,330,000	3,335,064
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2033	AA	1,850,000	1,887,879
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2034	AA	4,300,000	4,379,710
City of Auburn NY GO	4.75%		8/15/2024	NR	11,813,815	11,868,304
City of Chicago IL GO	5.00%		1/1/2026	BBB+	6,890,000	7,007,926
City of Chicago IL GO	5.00%		1/1/2028	BBB+	4,900,000	5,034,175
City of Chicago IL GO	5.00%		1/1/2029	BBB+	10,420,000	10,760,747
City of Chicago IL GO	5.25%		1/1/2027	BBB+	1,665,000	1,691,963
City of Newark NJ GO	5.00%		9/27/2024	NR	10,000,000	10,033,892
Commonwealth Financing Authority PA	5.00%		6/1/2025	A1	2,895,000	2,941,963
Commonwealth of Pennsylvania	5.00%		10/1/2023	Aa3	20,900,000	20,900,000
Commonwealth of Pennsylvania (AGM) GO	5.00%		9/15/2025	AA	7,670,000	7,847,674
County of Camden NJ GO	4.50%		5/22/2024	NR	9,000,000	9,024,201
County of Dane WI GO	4.00%		6/1/2025	AAA	6,385,000	6,417,609
County of Fairfax VA GO	4.00%		10/1/2026	AAA	9,335,000	9,444,403
Florida Insurance Assistance Interlocal Agency, Inc.	4.40%	#(b)	9/1/2032	A2	10,000,000	10,000,000
Florida Insurance Assistance Interlocal Agency, Inc.	5.00%		9/1/2025	A2	25,540,000	25,849,591
Hoosick Falls Central School District NY GO	4.50%		8/2/2024	NR	18,120,000	18,188,419
Louisiana Stadium & Exposition District	5.00%		7/1/2035	A2	2,690,000	2,900,419
Louisiana Stadium & Exposition District	5.00%		7/1/2036	A2	4,325,000	4,617,013

See Notes to Financial Statements.	31

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation (continued)
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2024	A2	$1,500,000	$1,508,571
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2024	A2	4,000,000	4,023,130
Northside Independent School District TX GO (PSF GTD)	1.60%	#(b)	8/1/2049	Aaa	2,700,000	2,638,921
Portland Community College District OR GO	5.00%		6/15/2038	NR	3,500,000	3,746,210
School District of Philadelphia PA GO	5.00%		9/1/2024	A1	900,000	906,847
School District of Philadelphia PA GO	5.00%		9/1/2025	A1	1,200,000	1,218,754
State of Connecticut GO	5.00%		10/15/2026	AA-	5,000,000	5,198,118
State of Illinois GO	5.00%		11/1/2023	A-	10,000,000	10,004,379
State of Illinois GO	5.00%		3/1/2025	A-	5,500,000	5,561,259
State of Illinois GO	5.00%		12/1/2025	A-	10,000,000	10,177,322
State of Illinois GO	5.00%		3/1/2027	A-	7,500,000	7,716,585
State of Illinois GO	5.00%		2/1/2028	A-	5,990,000	6,154,140
State of Illinois GO	5.00%		10/1/2029	A-	2,115,000	2,190,054
State of Illinois GO	5.00%		11/1/2030	A-	7,200,000	7,326,442
State of Illinois GO	5.25%		2/1/2030	A-	3,000,000	3,001,922
Tender Option Bond Trust Receipts/Certificates AL†	4.35%	#	8/22/2035	A1	9,495,000	9,495,000
Tennessee Energy Acquisition Corp.	5.00%	#(b)	5/1/2053	A2	10,000,000	9,980,793
Town of Westborough MA GO	5.00%		3/28/2024	NR	15,000,000	15,093,222
Township of Barnegat NJ GO	5.00%		5/23/2024	NR	9,825,000	9,898,235
Township of Woodbridge NJ GO	4.50%		3/15/2024	NR	15,000,000	15,048,582
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2035	NR	1,000,000	1,095,542
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2036	NR	1,800,000	1,951,991
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2036	AA	5,000,000	5,309,988
Western Placer Unified School District CA Special Tax	2.00%		6/1/2025	A2	2,000,000	1,906,114
Western Placer Unified School District CA Special Tax	2.00%		6/1/2025	A3	4,750,000	4,512,543
Total						327,855,727

32	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care 16.95%
Allegheny County Hospital Development Authority PA	5.00%		4/1/2026	A		$2,500,000	$2,551,156
Berks County Industrial Development Authority–Tower Health Oblig Group PA	5.00%		11/1/2026	B		875,000	594,371
Berks County Municipal Authority–Tower Health Oblig Group PA	5.00%	#(b)	2/1/2040	B		3,125,000	2,032,137
California Municipal Finance Authority–Eisenhower Medical Center	5.00%		7/1/2026	Baa2		1,345,000	1,360,323
Charlotte-Mecklenburg Hospital Authority–Atrium Health Oblig Grp NC	5.00%	#(b)	1/15/2050	AA		4,275,000	4,501,708
Charlotte-Mecklenburg Hospital Authority–Atrium Health Oblig Grp NC	5.00%	#(b)	1/15/2050	AA		10,000,000	10,086,569
City of Lenexa–Lakeview Village Inc KS	5.00%		5/15/2025	BB+	(c)	990,000	988,123
City of Seneca–Nemaha Valley Cmnty Hosp KS	5.00%		9/1/2025	NR		2,000,000	1,986,251
Colorado Health Facilities Authority–Adventhealth Oblig Group	5.00%	#(b)	11/15/2048	AA		13,525,000	13,782,040
Colorado Health Facilities Authority–Adventhealth Oblig Group	5.00%	#(b)	11/15/2049	NR		185,000	192,459
Colorado Health Facilities Authority–Adventhealth Oblig Group	5.00%	#(b)	11/15/2049	AA		1,825,000	1,872,839
County of Cuyahoga–The Metrohealth System OH	5.00%		2/15/2025	BBB		1,500,000	1,507,395
County of Lehigh–Lehigh VY Hlth Netwrk Oblig PA	5.00%		7/1/2026	A+		1,755,000	1,790,880
County of Lehigh–St Luke’s Hosp Oblig Grp PA	5.08% (MUNIPSA * 1 + 1.10%	)#	8/15/2038	A-		14,605,000	14,434,260
County of Miami-Dade–Public Hlth Trust Miami FL	5.00%		6/1/2026	Aa2		4,165,000	4,197,034
Franklin County Industrial Development Authority–Menno-Haven Inc Oblig Grp PA	5.00%		12/1/2023	NR		500,000	499,008
General Authority of Southcentral Pennsylvania–Wellspan Hlth Oblig Grp	4.58% (MUNIPSA * 1 + .60%	)#	6/1/2049	Aa3		9,000,000	8,995,954
Harris County Cultural Education Facilities Finance Corp.–Memorial Hermann Hlth Oblig TX	4.55% (MUNIPSA * 1 + .57%	)#	12/1/2049	Aa3		7,770,000	7,773,158

See Notes to Financial Statements.	33

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Health Care (continued)
Harris County Cultural Education Facilities Finance Corp.–Memorial Hermann Hlth Oblig TX	4.83% (MUNIPSA * 1 + .85%	)#	7/1/2049	Aa3	$11,000,000	$10,992,236
Harris County Cultural Education Facilities Finance Corp.–Memorial Hermann Hlth Oblig TX	5.00%	#(b)	7/1/2049	Aa3	5,420,000	5,565,689
Hospitals & Higher Education Facilities Authority of Philadelphia–Temple Univ Hlth Oblig Grp PA	5.00%		7/1/2027	BBB	5,000,000	5,045,290
Illinois Finance Authority–Plymouth Place Oblig Group	5.00%		5/15/2025	NR	530,000	535,661
Illinois Finance Authority–Univ Chicago Med Ctr Og	5.00%	#(b)	8/15/2052	AA-	7,200,000	7,457,897
Industrial Development Authority of the County of Pima–La Posada Park Centre Oblig AZ†	5.125%		11/15/2029	NR	1,500,000	1,477,896
Kentucky Economic Development Finance Authority–Owensboro Health Inc Oblig	5.00%		6/1/2025	Baa2	1,400,000	1,407,042
Lee Memorial Health System Oblig FL	5.00%		4/1/2025	A+	2,625,000	2,654,338
Maricopa County Industrial Development Authority–Banner Health Oblig Group AZ	4.55% (MUNIPSA * 1 + .57%	)#	1/1/2035	AA-	4,410,000	4,399,720
Massachusetts Development Finance Agency–Mass General Brigham Inc	5.00%	#(b)	7/1/2038	AA-	2,000,000	2,004,460
Massachusetts Development Finance Agency–Wellforce Oblig Group	5.00%		7/1/2024	BBB-	2,030,000	2,039,202
Massachusetts Development Finance Agency–Wellforce Oblig Group	5.00%		7/1/2025	BBB-	800,000	802,037
Michigan Finance Authority–Trinity Hlth Corp Oblig	5.00%		12/1/2026	AA-	2,250,000	2,331,423
Monroeville Finance Authority–UPMC Oblig Group PA	5.00%		2/15/2024	A	1,015,000	1,017,955
Montgomery County Higher Education & Health Authority–Thomas Jefferson Univ Oblig PA	5.00%		9/1/2026	A	1,150,000	1,171,674
Montgomery County Higher Education & Health Authority–Thomas Jefferson Univ Oblig PA	5.00%		9/1/2027	A	1,500,000	1,541,153
Montgomery County Higher Education & Health Authority–Thomas Jefferson Univ Oblig PA	5.00%		9/1/2028	A	1,850,000	1,915,109

34	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Health Care (continued)
New Jersey Health Care Facilities Financing Authority–Hackensack Merdn Hlth Oblig	5.00%		7/1/2026	AA-	$3,900,000	$4,044,258
New Jersey Health Care Facilities Financing Authority–St Joseph’s Hlthcr Oblig	5.00%		7/1/2025	BBB-	1,600,000	1,600,630
New Jersey Health Care Facilities Financing Authority–Valley Hlth Sys Oblig Grp	5.00%		7/1/2027	A	1,250,000	1,298,679
New York State Dormitory Authority–Montefiore Oblig Grp	5.00%		8/1/2024	BBB-	1,500,000	1,493,699
New York State Dormitory Authority–Montefiore Oblig Grp	5.00%		9/1/2027	BBB-	1,400,000	1,401,884
New York State Dormitory Authority–Montefiore Oblig Grp	5.00%		9/1/2028	BBB-	1,500,000	1,505,202
New York State Dormitory Authority–Montefiore Oblig Grp	5.00%		9/1/2029	BBB-	1,750,000	1,756,749
New York State Dormitory Authority–Montefiore Oblig Grp	5.00%		9/1/2030	BBB-	1,000,000	1,003,941
North Carolina Medical Care Commission–Southminster Inc Oblig Grp	5.00%		10/1/2023	NR	750,000	750,000
Northampton County General Purpose Authority–St Luke’s Hosp Oblig Grp PA	4.851% (1 mo. USD LIBOR * .70 + 1.04%	)#	8/15/2048	A-	8,000,000	8,000,241
Oklahoma Development Finance Authority–Ou Medicine Oblig Grp	5.00%		8/15/2025	BB-	550,000	541,880
Oklahoma Development Finance Authority–Ou Medicine Oblig Grp	5.00%		8/15/2026	BB-	800,000	783,520
Oneida County Local Development Corp.–Mohawk Valley Hlth Oblig NY (AGM)	5.00%		12/1/2027	AA	1,400,000	1,402,521
Oneida County Local Development Corp.–Mohawk Valley Hlth Oblig NY (AGM)	5.00%		12/1/2028	AA	1,000,000	1,001,695
Orange County Health Facilities Authority–Orlando Hlth Oblig Group FL	5.00%		10/1/2027	A+	1,000,000	1,042,557
Orange County Health Facilities Authority–Orlando Hlth Oblig Group FL	5.00%		10/1/2028	A+	750,000	790,093
Pennsylvania Higher Educational Facilities Authority–Univ of Penn Hlth Sys Oblig	5.00%		8/15/2027	AA	1,250,000	1,304,063
Rib Floater Trust Various States–Morselife Oblig Group FL†	4.33%	#	10/1/2054	A1	19,815,000	19,815,000
Rib Floater Trust Various States CO†	4.28%	#	2/1/2046	NR	20,000,000	20,000,000
Rib Floater Trust Various States TX†	4.28%	#	11/15/2046	AA+	20,000,000	20,000,000

See Notes to Financial Statements.	35

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care (continued)
South Carolina Jobs-Economic Development Authority–Kiawah Life Plan Vlg Inc	5.25%		11/15/2028	NR		$2,850,000	$2,805,965
State of Ohio–Univ Hosp Hlth Sys Oblig Gp	4.00%		1/15/2028	A		500,000	497,368
State of Ohio–Univ Hosp Hlth Sys Oblig Gp	4.46%	#(b)	1/15/2045	A2		10,035,000	10,035,000
State of Ohio–Univ Hosp Hlth Sys Oblig Gp	5.00%		1/15/2026	A		500,000	508,036
State of Ohio–Univ Hosp Hlth Sys Oblig Gp	5.00%		1/15/2027	A		250,000	256,153
Tarrant County Cultural Education Facilities Finance Corp.–Baylor Scott & White Oblig TX	5.00%	#(b)	11/15/2052	AA-		2,180,000	2,220,812
Tulsa County Industrial Authority–Montereau Oblig Group OK	5.00%		11/15/2026	BBB-	(c)	500,000	502,836
Washington Health Care Facilities Authority–Commonspirit Hlth Oblig	5.00%	#(b)	8/1/2049	A-		7,515,000	7,613,888
Washington Health Care Facilities Authority–Commonspirit Hlth Oblig	5.38% (MUNIPSA * 1 + 1.40%	)#	1/1/2035	A-		2,000,000	2,000,702
Wisconsin Health & Educational Facilities Authority–Advocate Aurora Hlth Oblig	5.00%	#(b)	8/15/2054	AA		5,805,000	5,934,414
Wisconsin Health & Educational Facilities Authority–Marshfield Clinic Hlth Oblig	5.36%	#(b)	2/15/2053	BBB+		16,475,000	16,475,000
Total							269,891,233

Home Furnishings 0.63%
Rib Floater Trust Various States MD†	4.33%	#	11/15/2049	A1		10,000,000	10,000,000

Housing 6.56%
California Housing Finance Agency	4.00%		3/20/2033	BBB+		939,372	894,184
Connecticut Housing Finance Authority	4.00%		5/15/2049	AAA		3,620,000	3,515,285
Florida Housing Finance Corp. (GNMA/FNMA/FHLMC)	3.00%		1/1/2052	Aaa		2,375,000	2,247,828
Florida Housing Finance Corp. (GNMA/FNMA/FHLMC)	3.00%		7/1/2052	Aaa		3,195,000	3,001,671
Maryland Community Development Administration	4.00%		9/1/2049	Aa1		2,205,000	2,154,701
Michigan State Housing Development Authority	4.25%		12/1/2049	AA+		3,335,000	3,276,443
Minnesota Housing Finance Agency (GNMA/FNMA/FHLMC)	4.25%		7/1/2049	AA+		2,600,000	2,551,144

36	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Housing (continued)
Minnesota Housing Finance Agency (GNMA/FNMA/FHLMC)	5.00%		7/1/2053	AA+	$7,065,000	$7,097,555
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	3.25%		11/1/2052	AA+	1,825,000	1,728,072
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	4.25%		5/1/2047	AA+	2,840,000	2,790,370
New York City Housing Development Corp. NY (FHA)	0.70%	#(b)	5/1/2060	AA+	2,000,000	1,903,405
New York State Housing Finance Agency (SONYMA)	0.75%		11/1/2025	Aa2	11,530,000	10,543,642
New York State Housing Finance Agency (SONYMA) (FHA)	0.75%		11/1/2025	Aa2	5,000,000	4,586,099
North Carolina Housing Finance Agency (GNMA/FNMA/FHLMC)	4.00%		1/1/2050	AA+	2,755,000	2,697,470
North Dakota Housing Finance Agency	4.00%		1/1/2050	Aa1	3,380,000	3,282,147
Ohio Housing Finance Agency	4.50%		3/1/2050	Aaa	3,165,000	3,127,624
South Carolina State Housing Finance & Development Authority	4.00%		1/1/2050	Aaa	3,075,000	2,990,873
State of New York Mortgage Agency	3.50%		4/1/2049	Aa1	830,000	809,199
Tender Option Bond Trust Receipts/Certificates FL†	4.35%	#	11/1/2035	A1	35,000,000	35,000,000
Wisconsin Housing & Economic Development Authority Housing Revenue (HUD SECT 8)	0.61%	#(b)	11/1/2042	AA+	2,505,000	2,435,018
Wisconsin Housing & Economic Development Authority Housing Revenue (HUD SECT 8)	0.81%	#(b)	11/1/2052	AA+	8,250,000	7,791,971
Total						104,424,701

Lease Obligations 2.10%
California State Public Works Board	5.00%		10/1/2026	Aa3	1,500,000	1,556,788
California State Public Works Board	5.00%		10/1/2027	Aa3	3,300,000	3,476,671
Commonwealth of Pennsylvania COPS	5.00%		7/1/2025	A	500,000	508,977
New Jersey Economic Development Authority	5.00%		6/15/2025	A2	1,250,000	1,268,122
New Jersey Economic Development Authority	5.00%		6/15/2026	A2	4,000,000	4,096,174
New Jersey Economic Development Authority	5.00%		6/15/2027	A2	410,000	424,508
New Jersey Economic Development Authority	5.00%		6/15/2028	A2	400,000	418,704

See Notes to Financial Statements.	37

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Lease Obligations (continued)
New Jersey Economic Development Authority	5.00%		6/15/2029	A2	$500,000	$527,676
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2023	A2	1,250,000	1,251,613
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2024	A2	7,000,000	7,069,163
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2025	A2	12,500,000	12,750,233
Total						33,348,629

Multi-Family Housing 1.70%
Illinois Housing Development Authority (HUD SECT8) (FHA)	4.00%	#(b)	6/1/2026	Aaa	2,700,000	2,660,136
Tender Option Bond Trust Receipts/Certificates SC†	4.35%	#	7/1/2028	A1	24,400,000	24,400,000
Total						27,060,136

Other Revenue 4.97%
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2049	A1	12,325,000	12,102,391
California Infrastructure & Economic Development Bank–Museum Associates	4.68% (MUNIPSA * 1 + .70%	)#	12/1/2050	A3	6,500,000	6,319,132
Clifton Higher Education Finance Corp.–Intl American Edu Fed TX	5.25%		8/15/2026	Baa3	1,605,000	1,593,646
Clifton Higher Education Finance Corp.–Intl American Edu Fed TX	5.25%		8/15/2028	Baa3	1,920,000	1,906,791
Illinois Finance Authority–Field Museum Natural Hist	4.917% (SOFR * .70 + 1.20%	)#	11/1/2034	A	4,435,000	4,411,313
Industrial Development Authority of the County of Pima–Edkey Oblig Group AZ†	3.50%		7/1/2025	NR	830,000	801,231
Lower Alabama Gas District	4.00%	#(b)	12/1/2050	A2	34,085,000	33,419,156
Main Street Natural Gas, Inc. GA	5.00%		5/15/2025	A2	4,850,000	4,845,193
Patriots Energy Group Financing Agency SC	4.00%	#(b)	10/1/2048	Aa1	8,000,000	7,976,607
Triborough Bridge & Tunnel Authority NY	5.00%	#(b)	5/15/2051	AA+	5,700,000	5,810,956
Total						79,186,416

Pollution Control 0.75%
Port of Port Arthur Navigation District–Motiva Enterprises LLC TX	5.15%	#(b)	4/1/2040	BBB+	11,900,000	11,900,000

38	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Power 0.65%
Energy Northwest–Bonneville Power Admin WA	5.00%		7/1/2027	Aa1		$10,000,000	$10,318,247

Single-Family Housing 0.42%
Colorado Housing & Finance Authority (GNMA)	3.00%		5/1/2051	AAA		7,085,000	6,713,769

Special Tax 0.80%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR		3,050,000	3,055,319
New York City Industrial Development Agency–Yankee Stadium LLC NY (FGIC)	4.058% (CPI YoY * 1 + .88%	)	3/1/2026	Baa1		2,000,000	1,994,160
State of Connecticut Special Tax Revenue	5.00%		1/1/2026	AA		5,000,000	5,138,984
Village Community Development District No. 13 FL†	1.875%		5/1/2025	NR		1,165,000	1,116,175
Village Community Development District No. 13 FL	2.625%		5/1/2024	NR		65,000	64,257
Village Community Development District No. 13 FL†	2.625%		5/1/2030	NR		1,465,000	1,292,075
Total							12,660,970

Tax Revenue 1.77%
Anaheim Public Financing Authority CA (AGM)	5.00%		9/1/2026	AA		7,500,000	7,715,791
City of Sparks NV†	2.75%		6/15/2028	Ba1		290,000	265,273
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2026	NR		2,000,000	2,009,282
New York State Dormitory Authority (AGM)	5.00%		10/1/2024	AA		5,000	5,057
New York State Dormitory Authority (AGM)	5.00%		10/1/2024	AA		2,245,000	2,272,627
New York State Dormitory Authority (AGM)	5.00%		10/1/2025	AA		1,650,000	1,690,471
Sales Tax Securitization Corp. IL	5.00%		1/1/2025	AA-		5,000,000	5,054,408
State of Illinois Sales Tax Revenue	5.00%		6/15/2024	A		7,260,000	7,311,197
Territory of Guam	5.00%		1/1/2029	Ba1		750,000	752,801
Virginia Small Business Financing Authority–NATL Senior Cmntys Oblig	5.00%		1/1/2028	A	(c)	1,100,000	1,116,443
Total							28,193,350

See Notes to Financial Statements.	39

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Taxable Revenue–Water & Sewer 2.40%
Jersey City Municipal Utilities Authority NJ	4.00%		5/3/2024	NR	$11,150,000	$11,145,664
Louisville & Jefferson County Metropolitan Sewer District KY	5.00%		5/15/2035	Aa3	5,000,000	5,511,522
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2036	A1	6,750,000	7,339,117
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2037	A1	4,750,000	5,100,951
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	4.00%	#(b)	10/1/2048	AA	9,000,000	9,086,531
Total						38,183,785

Tobacco 0.32%
Commonwealth Financing Authority PA	5.00%		6/1/2024	A1	5,000,000	5,025,418

Transportation 5.77%
Bay Area Toll Authority CA	5.23% (MUNIPSA * 1 + 1.25%	)#	4/1/2036	AA	2,375,000	2,379,726
Central Texas Regional Mobility Authority	5.00%		1/1/2025	A-	2,500,000	2,511,446
Central Texas Regional Mobility Authority	5.00%		1/1/2027	A-	15,000,000	15,259,050
Central Texas Turnpike System	5.00%		8/15/2031	A-	4,500,000	4,497,139
Chicago O’Hare International Airport IL	5.00%		1/1/2031	A+	4,750,000	4,744,621
Chicago Transit Authority IL	5.00%		6/1/2025	A+	2,000,000	2,016,104
Dallas Fort Worth International Airport TX	5.00%		11/1/2026	A+	1,750,000	1,812,287
E-470 Public Highway Authority CO	3.908% (SOFR * .67 + .35%	)#	9/1/2039	A+	3,375,000	3,362,787
Louisiana Offshore Terminal Authority–Loop LLC	1.65%	#(b)	9/1/2027	A3	3,500,000	3,478,262
Maryland Economic Development Corp.–Consol Marine Terminals L	5.75%		9/1/2025	BB	3,505,000	3,534,495
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A3	5,400,000	5,400,368
New Jersey Turnpike Authority	5.00%		1/1/2027	AA-	3,200,000	3,335,575
New Jersey Turnpike Authority	5.00%		1/1/2028	AA-	23,000,000	23,656,427
New York Transportation Development Corp.–JFK Intl Air Terminal LLC	5.00%		12/1/2028	Baa1	1,390,000	1,448,512
North Carolina Turnpike Authority (AGM)	5.00%		1/1/2028	AA	1,500,000	1,549,445
Pennsylvania Turnpike Commission	5.00%		12/1/2026	Aa3	400,000	415,806
State of Illinois GO	5.00%		11/1/2025	A-	3,000,000	3,050,957
Texas Private Activity Bond Surface Transportation Corp.–LBJ Infrastructure Group	4.00%		12/31/2030	Baa2	3,000,000	2,865,472

40	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
Triborough Bridge & Tunnel Authority NY	3.944% (SOFR * .67 + .38%	)#	1/1/2032	AA-	$6,610,000	$6,581,828
Total						91,900,307

Utilities 12.64%
Central Plains Energy Project NE	5.00%		9/1/2027	BBB+	1,305,000	1,309,976
Central Plains Energy Project NE	5.738% (SOFR * .67 + 2.18%	)#	5/1/2053	A2	20,000,000	19,991,440
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2028	AA	2,500,000	2,571,620
City of Rockport–Indiana Michigan Pwr Co	3.05%		6/1/2025	A-	3,500,000	3,413,088
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2024	Aa2	1,250,000	1,253,937
Delaware State Economic Development Authority	1.05%	#(b)	1/1/2031	A	6,315,000	5,924,962
Delaware State Economic Development Authority–NRG Energy Inc	1.25%	#(b)	10/1/2040	BBB-	10,000,000	9,092,858
Delaware State Economic Development Authority–NRG Energy Inc	1.25%	#(b)	10/1/2045	BBB-	11,000,000	10,002,144
Development Authority of Appling County–Oglethorpe Power Corp GA	1.50%	#(b)	1/1/2038	BBB+	1,250,000	1,183,136
Development Authority of Burke County–Georgia Power Company	2.875%	#(b)	12/1/2049	BBB+	5,650,000	5,433,105
Development Authority of Burke County–Georgia Power Company	3.875%	#(b)	6/1/2042	BBB+	6,000,000	5,876,138
Development Authority of Burke County–Georgia Power Company	5.06%	#(b)	9/1/2029	BBB+	1,000,000	1,000,000
Development Authority of Monroe County–Oglethorpe Power Corp GA	1.50%	#(b)	1/1/2039	BBB+	1,875,000	1,774,704
Indiana Finance Authority–Indianapolis Pwr & Lt Co	0.65%		8/1/2025	A2	4,500,000	4,099,843
Intermountain Power Agency UT	5.00%		7/1/2036	Aa3	4,000,000	4,303,287
Intermountain Power Agency UT	5.00%		7/1/2037	Aa3	3,500,000	3,728,617
Kentucky Municipal Power Agency	3.45%	#(b)	9/1/2042	Baa1	1,700,000	1,644,574
Kentucky Public Energy Authority	4.00%	#(b)	4/1/2048	A1	3,110,000	3,097,925
Long Island Power Authority NY	0.85%	#(b)	9/1/2050	A	12,000,000	11,177,461
Long Island Power Authority NY	1.65%	#(b)	9/1/2049	A	4,000,000	3,898,374
Long Island Power Authority NY	4.43% (MUNIPSA * 1 + .45%	)#	9/1/2038	A	20,000,000	19,882,962

See Notes to Financial Statements.	41

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2023

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Utilities (continued)
Long Island Power Authority NY		5.00%		9/1/2026	A	$500,000	$518,987
Long Island Power Authority NY		5.00%		9/1/2027	A	500,000	526,795
Louisiana Local Government Environmental Facilities & Community Development Authority		0.875%	#(b)	2/1/2046	A+	16,000,000	15,198,730
Main Street Natural Gas, Inc. GA†		4.00%	#(b)	8/1/2052	BBB-	20,000,000	18,863,026
New York City Municipal Water Finance Authority NY		4.80%	#(b)	6/15/2044	AA+	2,000,000	2,000,000
North Carolina Capital Facilities Finance Agency–Republic Services Inc		3.95%	#(b)	7/1/2034	BBB+	10,000,000	10,000,000
Northern California Energy Authority		4.00%	#(b)	7/1/2049	A2	5,000,000	4,986,387
Philadelphia Gas Works Co. PA		5.00%		8/1/2024	A	800,000	806,337
Southeast Energy Authority A Cooperative District AL	5.348% (SOFR * .67 + 1.79%		)#	5/1/2053	A2	18,000,000	17,831,792
West Virginia Economic Development Authority–Appalachian Power Co		0.625%	#(b)	12/1/2038	A-	8,500,000	7,691,419
West Virginia Economic Development Authority–Appalachian Power Co		2.55%	#(b)	3/1/2040	A-	2,200,000	2,171,328
Total							201,254,952
Total Municipal Bonds (cost $1,519,174,499)							1,477,485,340

	Interest Rate#	Interest Rate Reset Date(d)		Final Maturity Date

SHORT-TERM INVESTMENTS 7.18%

VARIABLE RATE DEMAND NOTES 7.18%

Corporate-Backed 0.57%
Columbia Industrial Development Board – Alabama Power Company	4.750%	10/2/2023		12/1/2037	A1	9,000,000	9,000,000

General Obligation 3.57%
City of New York NY GO	4.170%	10/2/2023		4/1/2042	AA	5,050,000	5,050,000
City of New York NY GO	4.170%	10/2/2023		4/1/2042	AA	10,900,000	10,900,000
City of New York NY GO	4.250%	10/2/2023		10/1/2046	AA	36,735,000	36,735,000
City of New York NY GO	4.750%	10/2/2023		3/1/2040	AA	3,000,000	3,000,000
City of New York NY GO	4.800%	10/2/2023		6/1/2044	AA	1,200,000	1,200,000
Total							56,885,000

42	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2023

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Health Care 1.68%
Health Care Authority for Baptist Health	5.360%	10/5/2023	11/1/2042	A3	$16,769,000	$16,769,000
State of Ohio - Univ Hosp Hlth Sys Oblig Gp	4.460%	10/5/2023	1/15/2033	A	10,000,000	10,000,000
Total						26,769,000

Tax Revenue 0.19%
New York City Transitional Finance Authority Future Tax Secured Revenue	4.800%	10/2/2023	5/1/2034	AAA	3,000,000	3,000,000

Utilities 1.17%
Development Authority of Appling County - Georgia Power Company	5.060%	10/2/2023	9/1/2041	BBB+	18,700,000	18,700,000
Total Short-Term Investments (cost $114,354,000)						114,354,000
Total Investments in Securities 99.98% (cost $1,633,528,499)						1,591,839,340
Other Assets and Liabilities – Net(e) 0.02%						372,297
Net Assets 100.00%						$1,592,211,637

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
SONYMA	State of New York Mortgage Agency.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $174,658,255, which represents 10.97% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily or weekly based on the SIFMA Municipal Swap Index.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Financial Statements.	43

Schedule of Investments (concluded)

SHORT DURATION TAX FREE FUND September 30, 2023

Futures Contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2023	382	Long	$77,689,804	$77,435,578	$(254,226)
U.S. 5-Year Treasury Note	December 2023	228	Long	24,255,612	24,021,938	(233,674)
Total Unrealized Depreciation on Futures Contracts						$(487,900)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,447,485,340	$–	$1,447,485,340
Short-Term Investments
Variable Rate Demand Notes	–	114,354,000	–	114,354,000
Total	$–	$1,591,839,340	$–	$1,591,839,340
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(487,900)	–	–	(487,900)
Total	$(487,900)	$–	$–	$(487,900)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$28,124,780
Accrued Discounts (Premiums)	(103,280)
Realized Gain (Loss)	(1,010,988)
Change in Unrealized Appreciation (Depreciation)	1,489,115
Purchases	1,428,060
Sales	(10,796,660)
Transfers into Level 3	–
Transfers out of Level 3(a)	(19,131,027)
Balance as of September 30, 2023	$–
Change in unrealized appreciation/depreciation for the year ended September 30, 2023, related to Level 3 investments held at September 30, 2023	$–

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

44	See Notes to Financial Statements.

Schedule of Investments

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

LONG-TERM INVESTMENTS 98.43%

MUNICIPAL BONDS 98.43%

Building & Construction 0.13%
Virginia College Building Authority	5.00%		2/1/2036	AA+	$2,250,000	$2,449,886
Virginia College Building Authority	5.00%		2/1/2038	AA+	3,500,000	3,738,453
Total						6,188,339

Corporate-Backed 11.46%
Allegheny County Industrial Development Authority–US Steel Corporation PA	4.875%		11/1/2024	BB-	4,300,000	4,292,475
Arizona Industrial Development Authority	3.625%		5/20/2033	BBB	9,297,453	8,181,592
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	41,580,000	40,426,754
Build NYC Resource Corp.–Pratt Paper Inc NY AMT†	4.50%		1/1/2025	NR	1,565,000	1,567,403
Build NYC Resource Corp.–Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR	550,000	554,049
California Community Choice Financing Authority†	4.25%	#(b)	7/1/2043	NR	20,000,000	19,878,670
California Municipal Finance Authority–Waste Mgmt Inc AMT	4.125%	#(b)	10/1/2041	A-	7,250,000	7,201,393
California Pollution Control Financing Authority–Waste Mgmt Inc AMT	3.00%		11/1/2025	A-	9,850,000	9,506,862
Chandler Industrial Development Authority–Intel Corporation AZ	3.80%	#(b)	12/1/2035	A2	17,195,000	16,881,699
City of Farmington–Public Service Co of NM	3.90%	#(b)	6/1/2040	BBB	7,000,000	6,798,243
City of Granite City–Waste Mgmt of Inc IL AMT	1.25%		5/1/2027	A-	5,485,000	4,838,500
City of Henderson–Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	8,700,000	8,253,345
City of Henderson–Pratt Paper LLC KY AMT†	4.45%		1/1/2042	NR	1,500,000	1,388,359
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.00%		7/1/2029	BB-	2,295,000	2,261,096
City of Valparaiso–Pratt Paper LLC IN AMT	5.875%		1/1/2024	NR	105,000	105,583
City of Valparaiso–Pratt Paper LLC IN AMT	6.75%		1/1/2034	NR	5,000,000	5,031,088
County of Nez Perce–Potlatchdeltic Corp ID	2.75%		10/1/2024	BBB-	10,500,000	10,313,581

See Notes to Financial Statements.	45

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Corporate-Backed (continued)
Development Authority of Burke County–Oglethorpe Power Corp GA	1.50%	#(b)	1/1/2040	BBB+	$3,750,000	$3,549,408
Development Authority of Rockdale County–Pratt Paper LLC GA AMT†	4.00%		1/1/2038	NR	5,205,000	4,788,714
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	572,637
Florida Development Finance Corp.–Waste pro USA Inc AMT†	6.125%	#(b)	7/1/2032	NR	7,430,000	7,394,970
Florida Development Finance Corp.–Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	2,640,000	2,465,236
Greater Orlando Aviation Authority–Jetblue Airways Corp FL	5.00%		11/15/2026	NR	2,980,000	2,961,422
Hoover Industrial Development Board–US Steel Corporation AL AMT	6.375%	#(b)	11/1/2050	BB-	8,525,000	9,054,414
Indiana Finance Authority–Ohio Valley Electric Corp	2.50%		11/1/2030	Baa3	1,000,000	861,850
Indiana Finance Authority–Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	5,600,000	5,036,308
Indiana Finance Authority–Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	9,850,000	8,852,981
Indiana Finance Authority–US Steel Corporation	4.125%		12/1/2026	BB-	1,625,000	1,588,907
Indiana Finance Authority–US Steel Corporation AMT	6.75%		5/1/2039	BB-	1,500,000	1,616,813
Indianapolis Local Public Improvement Bond Bank IN AMT	5.00%		1/1/2026	A1	9,425,000	9,456,371
Indianapolis Local Public Improvement Bond Bank IN AMT	5.00%		1/1/2027	A1	8,300,000	8,326,887
Industrial Development Authority of the County of Yavapai–Waste Mgmt Inc AZ AMT	1.30%		6/1/2027	A-	4,650,000	4,105,094
Industrial Pollution Control Financing Authority of Gloucester County–Logan Generating Co LP NJ AMT	5.00%		12/1/2024	NR	570,000	571,017
Iowa Finance Authority–Howmet Aerospace Inc	4.75%		8/1/2042	BB+	1,250,000	1,149,077
Iowa Finance Authority–Iowa Fertilizer Co LLC	4.00%	#(b)	12/1/2050	BBB-	11,050,000	10,322,408
Kansas City Industrial Development Authority MO AMT	4.00%		3/1/2037	A2	4,125,000	3,806,347
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2035	A2	3,020,000	3,077,942

46	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Corporate-Backed (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority–Westlake Chemical Corp	3.50%		11/1/2032	BBB	$16,525,000	$15,234,559
Maricopa County Pollution Control Corp.–Southern CA Edison Co AZ	2.40%		6/1/2035	A2	7,500,000	5,550,964
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	2,570,000	1,542,000
Massachusetts Development Finance Agency–Waste Mgmt of MA Inc AMT†	1.25%		5/1/2027	A-	3,250,000	2,871,842
Matagorda County Navigation District No. 1–Aep Texas Inc	2.60%		11/1/2029	A-	6,800,000	5,890,456
Matagorda County Navigation District No. 1–Aep Texas Inc	4.00%		6/1/2030	A-	8,000,000	7,600,691
Matagorda County Navigation District No. 1–Aep Texas Inc (AMBAC)	4.40%		5/1/2030	A-	3,500,000	3,409,060
Michigan Strategic Fund–Graphic Packaging Intl AMT	4.00%	#(b)	10/1/2061	BB	5,640,000	5,538,604
Michigan Strategic Fund–Waste Mgmt of MI Inc	0.58%	#(b)	8/1/2027	A-	3,000,000	2,905,932
Mission Economic Development Corp.–Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	10,000,000	9,589,863
Mississippi Business Finance Corp.–Enviva Inc AMT	7.75%	#(b)	7/15/2047	B-	9,200,000	6,839,187
New Hampshire Business Finance Authority	4.125%		1/20/2034	BBB	4,727,821	4,400,355
New Hampshire Business Finance Authority–Covanta Holding Corp AMT†	3.75%	#(b)	7/1/2045	B	1,970,000	1,457,980
New Hampshire Business Finance Authority–Covanta Holding Corp AMT†	4.00%		11/1/2027	B	6,225,000	5,920,527
New Hampshire Business Finance Authority–New York St Elec & Gas AMT	4.00%		12/1/2028	A-	2,500,000	2,408,741
New Jersey Economic Development Authority	5.00%		6/15/2033	A2	2,000,000	2,103,071
New Jersey Economic Development Authority–United Airlines Inc	5.25%		9/15/2029	BB-	18,645,000	18,597,381
New Jersey Economic Development Authority–United Airlines Inc	5.50%		6/1/2033	BB-	1,500,000	1,507,526
New York City Industrial Development Agency–TRIPS Oblig Group NY	5.00%		7/1/2028	BBB+	3,020,000	2,984,912
New York Liberty Development Corp.	2.50%		11/15/2036	A+	2,500,000	1,915,415
New York Liberty Development Corp.–3 World Trade Center LLC†	5.15%		11/15/2034	NR	1,875,000	1,828,444

See Notes to Financial Statements.	47

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Corporate-Backed (continued)
New York Liberty Development Corp.–3 World Trade Center LLC†	7.25%		11/15/2044	NR	$1,920,000	$1,929,954
New York Liberty Development Corp.–Goldman Sachs Hdqtrs LLC	5.25%		10/1/2035	A2	10,320,000	11,231,602
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT	2.75%	#(b)	9/1/2050	B+	2,900,000	2,779,688
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	2.875%	#(b)	12/1/2044	B+	2,000,000	1,747,606
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	5.125%	#(b)	9/1/2050	B1	1,000,000	987,087
New York Transportation Development Corp.–American Airlines Inc AMT	5.00%		8/1/2026	B+	1,885,000	1,874,059
New York Transportation Development Corp.–American Airlines Inc AMT	5.25%		8/1/2031	B+	1,810,000	1,832,254
New York Transportation Development Corp.–American Airlines Inc AMT	5.375%		8/1/2036	B+	1,850,000	1,812,446
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		1/1/2024	Baa3	3,250,000	3,252,135
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa3	3,110,000	3,130,970
Niagara Area Development Corp.–Covanta Holding Corp NY†	3.50%		11/1/2024	B	4,650,000	4,565,662
Niagara Area Development Corp.–Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	5,500,000	4,614,727
Ohio Air Quality Development Authority–American Electric Pwr Co	1.90%	#(b)	5/1/2026	BBB+	3,285,000	3,167,241
Ohio Air Quality Development Authority–American Electric Pwr Co	2.40%	#(b)	12/1/2038	BBB+	5,685,000	4,752,885
Ohio Air Quality Development Authority–American Electric Pwr Co AMT	2.50%	#(b)	11/1/2042	BBB+	8,800,000	7,353,511
Ohio Air Quality Development Authority–American Electric Pwr Co AMT	2.60%	#(b)	6/1/2041	BBB+	18,210,000	15,307,901
Ohio Air Quality Development Authority–Pratt Paper Inc AMT†	4.25%		1/15/2038	NR	4,955,000	4,685,104
Parish of St. James–Nustar Logistics LP LA†	5.85%	#(b)	8/1/2041	BB-	1,000,000	1,016,019
Parish of St. James–Nustar Logistics LP LA†	6.10%	#(b)	6/1/2038	BB-	1,500,000	1,585,428
Parish of St. James–Nustar Logistics LP LA†	6.10%	#(b)	12/1/2040	BB-	4,500,000	4,756,284
Parish of St. John the Baptist–Marathon Oil Corporation LA	2.125%	#(b)	6/1/2037	BBB-	6,850,000	6,725,634
Parish of St. John the Baptist–Marathon Oil Corporation LA	2.20%	#(b)	6/1/2037	BBB-	6,000,000	5,613,371

48	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Corporate-Backed (continued)
Parish of St. John the Baptist–Marathon Oil Corporation LA	2.375%	#(b)	6/1/2037	BBB-	$12,480,000	$11,664,257
Parish of St. John the Baptist–Marathon Oil Corporation LA	4.05%	#(b)	6/1/2037	BBB-	7,750,000	7,615,383
Pennsylvania Economic Development Financing Authority–Consol Energy Inc AMT†	9.00%	#(b)	4/1/2051	BB	2,375,000	2,595,967
Pennsylvania Economic Development Financing Authority–Covanta Holding Corp AMT†	3.25%		8/1/2039	B	1,035,000	725,701
Pennsylvania Economic Development Financing Authority–Procter & Gamble Company	5.375%		3/1/2031	AA-	1,365,000	1,472,683
Pennsylvania Economic Development Financing Authority–Waste Mgmt Inc AMT	0.58%	#(b)	8/1/2037	A-	5,500,000	5,278,343
Phenix City Industrial Development Board–Westrock Coated Baord LLC AL AMT	4.125%		5/15/2035	BBB	1,500,000	1,420,824
Port Beaumont Navigation District–Jefferson 2020 Bond Oblig TX AMT†	2.75%		1/1/2036	NR	3,125,000	2,143,652
Port Beaumont Navigation District–Jefferson 2020 Bond Oblig TX AMT†	2.875%		1/1/2041	NR	2,420,000	1,508,914
Public Finance Authority–Ameream LLC WI†	5.00%		12/1/2027	NR	5,820,000	5,291,600
Public Finance Authority–Ameream LLC WI†	6.75%		12/1/2042	NR	5,000,000	4,467,031
Public Finance Authority–Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	6,500,000	6,549,845	(d)
Public Finance Authority–Sky Harbour Cap Oblig WI AMT	4.00%		7/1/2036	NR	5,000,000	3,966,694
Public Finance Authority–Sky Harbour Cap Oblig WI AMT	4.00%		7/1/2041	NR	2,500,000	1,784,115
Public Finance Authority–TRIPS Oblig Group WI AMT	5.00%		7/1/2042	BBB+	7,650,000	7,092,706
Public Finance Authority–TRIPS Oblig Group WI AMT	5.25%		7/1/2028	BBB+	2,965,000	2,965,243
Public Finance Authority–Waste Mgmt Inc WI AMT	1.10%	#(b)	7/1/2029	A-	8,000,000	7,291,053
Selma Industrial Development Board–International Paper Co AL	2.00%	#(b)	11/1/2033	BBB	1,000,000	977,178
Sumter County Industrial Development Authority–Enviva Inc AL AMT	6.00%	#(b)	7/15/2052	B-	15,000,000	10,555,335
Tuscaloosa County Industrial Development Authority–Hunt Refining Company AL†	4.50%		5/1/2032	NR	2,136,750	1,953,716

See Notes to Financial Statements.	49

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Corporate-Backed (continued)
Tuscaloosa County Industrial Development Authority–Hunt Refining Company AL†	5.25%		5/1/2044	NR		$3,950,000	$3,442,306
Vermont Economic Development Authority–Casella Waste Systems Inc AMT†	5.00%	#(b)	6/1/2052	B+		5,500,000	5,472,407
Village Community Development District No. 15 FL†	4.85%		5/1/2038	NR		2,200,000	2,126,258
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR		5,180,000	4,973,579
Virginia Small Business Financing Authority–Covanta Holding Corp AMT†	5.00%	#(b)	1/1/2048	B		440,000	392,149
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR		4,900,000	3,724,000	(d)
West Virginia Economic Development Authority–Kentucky Power Co AMT	4.70%	#(b)	4/1/2036	Baa3		5,800,000	5,748,847
Total							555,058,359

Education 6.97%
Ann Arbor School District MI GO	4.00%		5/1/2037	Aa3		4,175,000	4,063,955
California Community Choice Financing Authority	4.00%	#(b)	5/1/2053	A1		10,000,000	9,684,932
California Community Choice Financing Authority	5.258% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		10,000,000	9,990,749
California School Finance Authority–Aspire Public Schools Oblig†	5.00%		8/1/2036	NR		125,000	127,828
California School Finance Authority–Aspire Public Schools Oblig†	5.00%		8/1/2036	BBB		1,475,000	1,474,992
California School Finance Authority–Green Dot Public Schs Oblig†	5.00%		8/1/2045	BBB-		1,805,000	1,670,152
California State University	0.55%	#(b)	11/1/2049	Aa2		6,750,000	5,918,116
Capital Trust Agency, Inc.–Renaissance Chtr Sch 2019 FL†	5.00%		6/15/2039	NR		2,160,000	1,940,081
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.00%		4/1/2038	A	(e)	3,230,000	3,287,094
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2034	A	(e)	1,625,000	1,745,365
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2035	A	(e)	1,125,000	1,198,777
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2036	A	(e)	2,175,000	2,295,333
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2039	A	(e)	6,220,000	6,417,785

50	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Education (continued)
Chicago Board of Education IL (AGM)	5.00%		12/1/2031	AA	$5,000,000	$5,104,591
Clark County School District NV GO	5.00%		6/15/2037	A1	5,770,000	6,159,496
Clark County School District NV GO	5.00%		6/15/2038	A1	4,240,000	4,486,070
Clifton Higher Education Finance Corp.–Intl American Edu Fed TX	5.125%		8/15/2030	NR	3,500,000	3,433,367
Clifton Higher Education Finance Corp.–Intl American Edu Fed TX	5.75%		8/15/2038	NR	1,405,000	1,376,055
Clifton Higher Education Finance Corp.–Intl American Edu Fed TX	6.00%		8/15/2038	Baa3	19,860,000	19,737,887
Clifton Higher Education Finance Corp. TX	6.00%		3/1/2029	Baa3	2,000,000	2,004,203
Connecticut State Health & Educational Facilities Authority	2.80%	#(b)	7/1/2057	AAA	15,030,000	14,493,533
Connecticut State Health & Educational Facilities Authority–Quinnipiac University	5.00%		7/1/2033	A-	8,230,000	8,337,994
County of Frederick–Mount St Mary’s Univ MD†	5.00%		9/1/2027	BB+	1,635,000	1,618,934
County of Frederick–Mount St Mary’s Univ MD†	5.00%		9/1/2032	BB+	2,400,000	2,344,280
County of Lincoln–Augustana College Assn SD	4.00%		8/1/2041	BBB-	500,000	408,395
Development Authority Of The City Of Marietta–Life University Inc GA†	5.00%		11/1/2027	Ba3	2,000,000	1,946,772
Development Authority Of The City Of Marietta–Life University Inc GA†	5.00%		11/1/2037	Ba3	1,500,000	1,315,834
Dutchess County Local Development Corp.–Bard College NY	5.00%		7/1/2040	BBB-	1,150,000	1,137,016
Dutchess County Local Development Corp.–Bard College NY	5.00%		7/1/2045	BBB-	2,000,000	1,934,638
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2035	AA	3,750,000	3,984,131
Fort Bend Independent School District TX GO (PSF GTD)	0.875%	#(b)	8/1/2050	AAA	5,425,000	5,092,121
Illinois Finance Authority–Illinois Inst of Tech	4.00%		9/1/2035	Ba2	2,600,000	2,181,479
Illinois Finance Authority–Illinois Inst of Tech	5.00%		9/1/2030	Ba2	625,000	608,952
Illinois Finance Authority–Illinois Inst of Tech	5.00%		9/1/2031	Ba2	1,100,000	1,066,417
Illinois Finance Authority–Illinois Inst of Tech	5.00%		9/1/2032	Ba2	1,000,000	963,054

See Notes to Financial Statements.	51

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Education (continued)
Illinois Finance Authority–Illinois Inst of Tech	5.00%	9/1/2033	Ba2	$1,000,000	$956,250
Illinois Finance Authority–Illinois Inst of Tech	5.00%	9/1/2034	Ba2	3,720,000	3,519,066
Illinois Finance Authority–Illinois Inst of Tech	5.00%	9/1/2036	Ba2	3,225,000	2,956,892
Illinois Finance Authority–Noble Network charter Sch Oblig	5.00%	9/1/2025	BBB	640,000	631,634
Illinois Finance Authority–University of Chicago	5.00%	10/1/2030	Aa2	8,000,000	8,063,387
Illinois Finance Authority–University of Chicago	5.00%	10/1/2034	Aa2	5,000,000	5,076,431
Indiana Finance Authority–Ohio Valley Electric Corp	4.25%	11/1/2030	Baa3	11,300,000	11,011,607
Industrial Development Authority of the City of Phoenix Arizona–Basis Schools Inc Oblig†	5.00%	7/1/2035	BB	2,350,000	2,296,759
Louisiana Public Facilities Authority–Tulane University	5.00%	10/15/2037	A+	2,850,000	2,980,484
Massachusetts Development Finance Agency–Emerson College	5.00%	1/1/2026	BBB+	5,135,000	5,173,712
Massachusetts Development Finance Agency–Emerson College	5.00%	1/1/2027	BBB+	2,700,000	2,722,395
Massachusetts Development Finance Agency–Emerson College	5.00%	1/1/2028	BBB+	1,810,000	1,826,247
Massachusetts Development Finance Agency–Emmanuel College	5.00%	10/1/2032	Baa2	5,000,000	5,055,247
Massachusetts Development Finance Agency–Northeastern University	5.00%	10/1/2035	A1	2,000,000	2,197,423
Massachusetts Development Finance Agency–Northeastern University	5.00%	10/1/2036	A1	1,500,000	1,630,132
Massachusetts Development Finance Agency–Northeastern University	5.00%	10/1/2037	A1	1,340,000	1,440,735
Massachusetts Development Finance Agency–Northeastern University	5.00%	10/1/2038	A1	2,250,000	2,405,794
Miami-Dade County Educational Facilities Authority–University of Miami FL (AMBAC)	5.25%	4/1/2028	A2	5,000,000	5,243,820
New Hampshire Health & Education Facilities Authority Act–Univ Sys of New Hampshire	5.00%	7/1/2036	Aa3	5,000,000	5,042,044

52	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Education (continued)
New York State Dormitory Authority–Icahn Sch of Med Mt Sinai	5.00%		7/1/2026	A-	$5,000,000	$5,068,504
New York State Dormitory Authority–Icahn Sch of Med Mt Sinai	5.00%		7/1/2027	A-	10,000,000	10,131,950
New York State Dormitory Authority–Montefiore Oblig Grp	4.00%		9/1/2039	BBB-	2,300,000	1,985,853
New York State Dormitory Authority–Pace University	5.00%		5/1/2026	BBB-	980,000	980,072
New York State Dormitory Authority–Yeshiva University	5.00%		7/15/2031	BBB-	2,705,000	2,750,360
New York State Dormitory Authority–Yeshiva University	5.00%		7/15/2037	BBB-	11,000,000	10,839,690
New York State Dormitory Authority (AGM)	5.00%		10/1/2031	AA	10,000	10,685
New York State Dormitory Authority (AGM)	5.00%		10/1/2031	AA	5,360,000	5,652,780
New York State Dormitory Authority (AGM)	5.00%		10/1/2037	AA	6,900,000	7,249,266
New York State Dormitory Authority (AGM)	5.00%		10/1/2038	AA	2,400,000	2,507,279
Ohio Air Quality Development Authority–Duke Energy Corp	4.00%	#(b)	9/1/2030	BBB	4,100,000	4,012,191
Ohio Air Quality Development Authority–Duke Energy Corp AMT	4.25%	#(b)	11/1/2039	BBB	10,500,000	10,276,168
Ohio Higher Educational Facility Commission–Oberlin College	5.00%		10/1/2040	AA-	3,355,000	3,507,416
Ohio Higher Educational Facility Commission–Oberlin College	5.00%		10/1/2041	AA-	3,535,000	3,672,397
Private Colleges & Universities Authority–Savannah Clg Art/Design GA	5.00%		4/1/2029	A2	1,500,000	1,508,336
Private Colleges & Universities Authority–Savannah Clg Art/Design GA	5.00%		4/1/2031	A2	1,360,000	1,367,558
School District of Broward County FL	5.00%		7/1/2036	Aa3	2,685,000	2,845,795
State of Nevada Department of Business & Industry–Somerset Acad Nlv Bldg 1†	4.50%		12/15/2029	BB	525,000	501,144
State of Nevada Department of Business & Industry–Somerset Acad Nlv Bldg 1†	5.00%		12/15/2038	BB	1,000,000	922,676
Town of Davie–Nova Southeastern Univ FL	5.00%		4/1/2037	A-	5,000,000	5,095,941
Town of Davie–Nova Southeastern Univ FL	5.00%		4/1/2038	A-	2,500,000	2,532,603

See Notes to Financial Statements.	53

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Education (continued)
Troy Capital Resource Corp.–Rensselaer Polytech Inst NY	5.00%		8/1/2024	A3	$1,000,000	$1,003,547
Troy Capital Resource Corp.–Rensselaer Polytech Inst NY	5.00%		8/1/2025	A3	2,630,000	2,654,260
Troy Capital Resource Corp.–Rensselaer Polytech Inst NY	5.00%		8/1/2026	A3	1,000,000	1,011,817
Troy Capital Resource Corp.–Rensselaer Polytech Inst NY	5.00%		8/1/2027	A3	1,600,000	1,623,191
University of Connecticut	5.00%		4/15/2035	AA-	5,350,000	5,597,650
University of Houston TX	2.00%		2/15/2032	AA	6,095,000	4,893,136
University of Houston TX	5.00%		2/15/2029	AA	10,280,000	10,464,211
University of Illinois (AGM)	4.00%		4/1/2033	AA	4,905,000	4,738,417
University of Illinois (AGM)	4.00%		4/1/2034	AA	5,100,000	4,872,246
Wayne State University MI	4.00%		11/15/2034	Aa3	3,900,000	3,801,614
West Virginia Economic Development Authority–Wheeling Power Co AMT	3.00%	#(b)	6/1/2037	A-	4,200,000	3,862,674
Total						337,721,864

Financial Services 0.11%
Berks County Industrial Development Authority–Tower Health Oblig Group PA	4.00%		11/1/2031	B	2,280,000	1,312,388
Berks County Industrial Development Authority–Tower Health Oblig Group PA	5.00%		11/1/2030	B	1,315,000	780,440
Massachusetts Educational Financing Authority AMT	3.625%		7/1/2034	AA	415,000	404,208
New Jersey Higher Education Student Assistance Authority AMT	3.75%		12/1/2030	Aaa	845,000	806,997
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2032	Aaa	970,000	961,012
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2034	Aaa	875,000	867,519
Total						5,132,564

General Obligation 22.19%
Adams County School District No. 1 CO GO	5.00%		12/1/2036	Aa2	6,090,000	6,216,207
Black Belt Energy Gas District AL	5.25%	#(b)	2/1/2053	A1	23,000,000	23,350,755
California Community Choice Financing Authority	5.00%	#(b)	7/1/2053	A1	24,875,000	25,102,885
California Community Choice Financing Authority	5.00%	#(b)	12/1/2053	A2	11,335,000	11,421,659

54	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation (continued)
California Community Choice Financing Authority	5.50%	#(b)	5/1/2054	A2	$10,000,000	$10,295,155
Chabot-Las Positas Community College District CA GO	3.00%		8/1/2038	AA	2,500,000	2,004,581
Chicago Board of Education IL GO	4.00%		12/1/2037	BB+	14,000,000	12,090,120
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	8,000,000	8,138,947
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	3,000,000	3,035,018
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,500,000	1,511,633
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	4,845,000	4,873,122
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	900,000	904,382
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	475,000	476,224
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	3,750,000	3,765,123
Chicago Board of Education IL GO	5.00%		12/1/2035	BB+	450,000	447,673
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	6,920,000	6,819,792
Chicago Board of Education IL GO	5.00%		12/1/2039	BB+	2,340,000	2,240,501
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	5,000,000	5,392,593
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2027	AA	2,860,000	2,912,338
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2029	AA	4,220,000	4,309,254
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2030	AA	2,500,000	2,552,537
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2032	AA	1,250,000	1,276,049
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2035	AA	3,000,000	3,041,597
City of Chicago IL GO	4.00%		1/1/2035	BBB+	7,925,000	7,247,791
City of Chicago IL GO	4.00%		1/1/2036	BBB+	8,195,000	7,365,668
City of Chicago IL GO	5.00%		1/1/2024	BBB+	15,000,000	15,021,640
City of Chicago IL GO	5.00%		1/1/2025	BBB+	7,555,000	7,615,585
City of Chicago IL GO	5.00%		1/1/2028	BBB+	19,000,000	19,520,271
City of Chicago IL GO	5.00%		1/1/2029	BBB+	3,750,000	3,872,630
City of Chicago IL GO	5.00%		1/1/2031	BBB+	2,210,000	2,228,969
City of Chicago IL GO	5.00%		1/1/2032	BBB+	3,000,000	3,088,870
City of Chicago IL GO	5.125%		1/1/2027	NR	1,130,000	1,147,289
City of Chicago IL GO	5.125%		1/1/2027	Baa3	1,970,000	1,985,612
City of Chicago IL GO	5.25%		1/1/2028	NR	1,630,000	1,657,390
City of Chicago IL GO	5.25%		1/1/2028	Baa3	2,215,000	2,233,763
City of Chicago IL GO	5.25%		1/1/2029	BBB+	2,025,000	2,041,792
City of Chicago IL GO	5.50%		1/1/2037	BBB+	1,945,000	1,954,788
City of Chicago IL GO	5.50%		1/1/2049	BBB+	3,750,000	3,761,703
City of Chicago IL GO	5.625%		1/1/2030	BBB+	1,835,000	1,907,019
City of Chicago IL GO	5.75%		1/1/2033	BBB+	7,000,000	7,299,575

See Notes to Financial Statements.	55

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

General Obligation (continued)
City of Chicago IL GO	6.00%		1/1/2038	BBB+		$15,890,000	$16,505,226
City of Columbus OH GO	5.00%		8/15/2037	AAA		1,480,000	1,597,156
City of Columbus OH GO	5.00%		8/15/2038	AAA		1,315,000	1,408,813
City of New Orleans LA GO	4.00%		10/1/2036	A+		2,290,000	2,116,951
City of New York NY GO	5.00%		8/1/2028	AA		25,000,000	26,590,307
City of New York NY GO	5.00%		8/1/2033	AA		7,030,000	7,357,336
City of New York NY GO	5.00%		10/1/2033	AA		1,250,000	1,370,974
City of New York NY GO	5.00%		9/1/2035	AA		10,000,000	10,772,941
City of New York NY GO	5.00%		10/1/2036	AA		1,250,000	1,331,048
City of New York NY GO	5.00%		4/1/2037	AA		10,000,000	10,296,361
City of New York NY GO	5.00%		12/1/2037	AA		7,500,000	7,589,068
City of Ocean City NJ GO	4.50%		10/17/2023	NR		12,010,000	12,012,083
Clear Creek Independent School District TX GO (PSF GTD)	5.00%		2/15/2039	AAA		7,250,000	7,259,231
Commonwealth of Pennsylvania GO	5.00%		1/15/2028	Aa3		10,000,000	10,389,771
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR		535,832	517,730
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR		1,727,569	1,021,072
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR		6,356,031	3,305,136
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR		11,206,659	9,765,617
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR		3,035,632	2,555,939
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR		5,000,000	4,034,423
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR		1,917,657	1,484,512
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR		34,225,245	34,593,772
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR		6,481,543	6,657,820
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR		5,309,508	5,494,401
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR		1,415,665	1,481,178
County of Baltimore MD GO	4.00%		3/1/2038	AAA		8,995,000	8,742,476
County of Howard MD GO	3.00%		8/15/2037	AAA		2,255,000	1,852,952
County of Lake IL GO	3.50%		11/30/2031	AAA		1,825,000	1,813,658
County of Luzerne PA GO (AGM)	5.00%		11/15/2023	AA		2,500,000	2,502,795
County of Luzerne PA GO (AGM)	5.00%		11/15/2024	AA		4,000,000	4,051,025
County of Nassau NY GO	5.00%		4/1/2037	AA-		1,600,000	1,729,529
County of Nassau NY GO	5.00%		4/1/2038	AA-		2,000,000	2,135,122
County of Suffolk NY GO (BAM)	2.00%		6/15/2033	AA		7,555,000	5,839,222
Denton Independent School District TX GO (PSF GTD)	5.00%		8/15/2038	AAA	(e)	2,750,000	2,934,685

56	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

General Obligation (continued)
Denton Independent School District TX GO (PSF GTD)	5.00%		8/15/2039	AAA	(e)	$5,500,000	$5,843,419
District of Columbia GO	5.00%		6/1/2038	Aaa		15,000,000	15,039,307
Fresno Unified School District CA NPF GO (NATL)	5.25%		2/1/2024	A+		3,285,000	3,296,910
Gregory-Portland Independent School District TX GO (PSF GTD)	5.00%		2/15/2038	Aaa		6,790,000	7,163,864
Houston Independent School District TX GO (PSF GTD)	3.50%	#(b)	6/1/2039	AAA		10,000,000	9,880,882
Illinois Finance Authority	4.00%		12/1/2039	AAA		2,000,000	1,844,388
Kane County Community Unit School District No. 304 Geneva IL GO	5.00%		1/1/2030	AA+		1,400,000	1,436,979
Lamar Consolidated Independent School District TX GO	5.00%		2/15/2038	AA		1,750,000	1,837,605
Louisiana Stadium & Exposition District	5.00%		7/1/2037	A2		3,125,000	3,300,570
Louisiana Stadium & Exposition District	5.00%		7/1/2038	A2		7,345,000	7,685,411
Louisiana Stadium & Exposition District	5.00%		7/1/2039	A2		6,550,000	6,815,906
Metropolitan Water Reclamation District of Greater Chicago IL GO	5.00%		12/1/2027	AA+		4,600,000	4,753,033
Metropolitan Water Reclamation District of Greater Chicago IL GO	5.00%		12/1/2028	AA+		6,715,000	6,924,269
New Caney Independent School District TX GO (PSF GTD)	1.25%	#(b)	2/15/2050	Aaa		4,550,000	4,429,222
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2028	A2		10,615,000	11,188,642
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2037	A2		4,000,000	4,211,243
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2037	A2		4,000,000	4,211,194
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A2		2,000,000	2,160,758
New York City Transitional Finance Authority Future Tax Secured Revenue	4.00%		8/1/2038	AAA		5,000,000	4,737,322
New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%		2/1/2032	AAA		23,000,000	23,042,371
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2039	AAA		11,820,000	11,083,738
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2036	AAA		8,250,000	8,832,284
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2037	AAA		8,265,000	8,759,662

See Notes to Financial Statements.	57

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation (continued)
New York State Dormitory Authority	4.00%		3/15/2037	Aa1	$7,500,000	$7,229,498
New York State Dormitory Authority	4.00%		2/15/2038	Aa1	13,305,000	12,607,111
New York State Dormitory Authority	4.00%		3/15/2038	AA+	5,000,000	4,733,296
New York State Dormitory Authority	4.00%		3/15/2040	AA+	13,750,000	12,792,380
New York State Dormitory Authority	5.00%		3/15/2036	Aa1	8,405,000	9,085,852
New York State Dormitory Authority	5.00%		3/15/2040	Aa1	12,765,000	13,369,374
New York State Dormitory Authority (AGM)	5.00%		10/1/2023	AA	2,500,000	2,500,000
New York State Dormitory Authority (BAM)	5.00%		10/1/2035	AA	5,000,000	5,318,227
New York State Dormitory Authority NY	4.00%		3/15/2037	AA+	5,195,000	5,007,632
Northside Independent School District TX GO (PSF GTD)	1.60%	#(b)	8/1/2049	Aaa	7,985,000	7,804,365
Pasadena Independent School District TX GO (PSF GTD)	5.00%		2/15/2038	AAA	4,890,000	5,166,312
Pennsylvania Economic Development Financing Authority AMT	5.25%		6/30/2035	Baa2	5,250,000	5,571,422
Pennsylvania Economic Development Financing Authority AMT	5.25%		6/30/2036	Baa2	5,000,000	5,250,430
Pennsylvania Economic Development Financing Authority AMT	5.50%		6/30/2037	Baa2	5,575,000	5,907,137
Pennsylvania Economic Development Financing Authority AMT	5.50%		6/30/2038	Baa2	6,200,000	6,529,662
Pflugerville Independent School District TX GO	5.00%		2/15/2036	AA+	3,525,000	3,793,558
Pflugerville Independent School District TX GO	5.00%		2/15/2037	AA+	7,500,000	7,989,220
Pflugerville Independent School District TX GO	5.00%		2/15/2038	AA+	4,405,000	4,637,539
Pflugerville Independent School District TX GO	5.00%		2/15/2039	AA+	5,115,000	5,362,582
Public Finance Authority–Ameream LLC WI†	7.00%		12/1/2050	NR	2,000,000	1,785,567
Reedy Creek Improvement District FL GO	4.00%		6/1/2031	AA-	2,240,000	2,238,636
School District of Philadelphia PA GO	5.00%		9/1/2026	A1	500,000	511,760
School District of Philadelphia PA GO	5.00%		9/1/2027	A1	600,000	620,395
School District of Philadelphia PA GO	5.00%		9/1/2028	A1	500,000	521,655
State of California GO	3.00%		11/1/2034	Aa2	5,900,000	5,283,779
State of California GO	4.00%		3/1/2036	Aa2	10,000,000	9,943,622
State of California GO	5.00%		9/1/2035	Aa2	14,000,000	15,324,179
State of California GO	5.00%		10/1/2039	Aa2	4,000,000	4,290,812
State of Connecticut GO	4.00%		4/15/2037	AA-	1,825,000	1,770,337

58	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation (continued)
State of Connecticut GO	4.00%		6/15/2037	AA-	$775,000	$751,321
State of Connecticut GO	4.00%		1/15/2038	AA-	4,000,000	3,811,568
State of Connecticut GO	5.00%		6/15/2034	AA-	1,100,000	1,153,217
State of Connecticut GO	5.00%		6/15/2035	AA-	1,125,000	1,173,584
State of Connecticut GO	5.00%		4/15/2036	AA-	1,150,000	1,208,838
State of Hawaii Harbor System Revenue AMT	4.00%		7/1/2035	Aa3	3,025,000	2,847,693
State of Illinois GO	4.00%		10/1/2034	A-	5,000,000	4,762,013
State of Illinois GO	4.00%		10/1/2035	A-	5,000,000	4,701,214
State of Illinois GO	4.00%		3/1/2038	A-	1,125,000	1,019,435
State of Illinois GO	5.00%		2/1/2028	A-	13,620,000	13,993,219
State of Illinois GO	5.00%		10/1/2029	A-	10,000,000	10,476,841
State of Illinois GO	5.00%		11/1/2029	A-	2,800,000	2,856,039
State of Illinois GO	5.00%		11/1/2032	A-	9,200,000	9,315,936
State of Illinois GO	5.00%		10/1/2033	A-	5,000,000	5,118,438
State of Illinois GO	5.00%		12/1/2033	A-	4,500,000	4,705,023
State of Illinois GO	5.00%		3/1/2034	A-	9,715,000	10,078,087
State of Illinois GO	5.25%		2/1/2034	A-	3,295,000	3,297,226
State of Illinois GO	5.25%		10/1/2036	A-	17,500,000	18,314,128
State of Illinois GO	5.25%		5/1/2038	A-	9,750,000	10,048,229
State of Illinois GO	5.50%		5/1/2030	A-	6,470,000	6,897,342
State of Illinois GO	5.50%		5/1/2039	A-	11,000,000	11,482,425
State of Louisiana GO	5.00%		3/1/2036	Aa2	4,475,000	4,769,421
State of Maryland GO	5.00%		3/15/2036	AAA	10,000,000	11,000,429
State of New Jersey GO	2.00%		6/1/2029	A1	5,000,000	4,312,262
State of Washington GO	5.00%		2/1/2037	Aaa	23,725,000	25,564,506
State of Washington GO	5.00%		8/1/2037	Aaa	20,000,000	21,503,130
State of Washington GO	5.00%		7/1/2038	Aaa	10,000,000	10,664,677
State Public School Building Authority PA (AGM)	5.00%		6/1/2030	AA	5,000,000	5,140,842
State Public School Building Authority PA (AGM)	5.00%		6/1/2031	AA	5,000,000	5,133,371
Tennessee Energy Acquisition Corp.	5.00%	#(b)	5/1/2053	A2	27,300,000	27,247,565
Town of Oyster Bay NY GO (AGM)	2.00%		3/1/2030	AA	2,125,000	1,816,287
Town of Oyster Bay NY GO (AGM)	2.00%		3/1/2031	AA	2,040,000	1,703,221
Village of Romeoville IL GO	4.00%		12/30/2036	Aa2	4,725,000	4,507,523
Village of Romeoville IL GO	4.00%		12/30/2037	Aa2	3,800,000	3,534,101
Village of Schaumburg IL GO	3.00%		12/1/2027	AAA	7,060,000	6,700,181

See Notes to Financial Statements.	59

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation (continued)
Village of Schaumburg IL GO	3.00%		12/1/2031	AAA	$1,300,000	$1,220,169
Village of Skokie IL GO	3.00%		12/1/2029	Aa2	1,080,000	1,012,910
Virginia College Building Authority	5.00%		2/1/2037	AA+	7,950,000	8,487,399
Washington Metropolitan Area Transit Authority Dedicated Revenue	5.00%		7/15/2038	NR	2,850,000	3,032,976
Washington Metropolitan Area Transit Authority Dedicated Revenue	5.00%		7/15/2039	NR	4,400,000	4,661,934
Washington Metropolitan Area Transit Authority Dedicated Revenue	5.00%		7/15/2040	NR	4,500,000	4,748,240
Washington Metropolitan Area Transit Authority Dedicated Revenue	5.00%		7/15/2041	NR	7,000,000	7,363,228
Total						1,074,800,336

Health Care 11.27%
Allegheny County Hospital Development Authority PA	5.00%		4/1/2031	A	16,000,000	16,329,906
Antelope Valley Healthcare District CA	5.00%		3/1/2031	BBB	7,000,000	6,806,459
Arizona Health Facilities Authority–Honorhealth Oblig Group	5.00%		12/1/2032	A2	5,000,000	5,024,602
Berks County Industrial Development Authority–Tower Health Oblig Group PA	5.00%		11/1/2025	B	2,405,000	1,665,621
Berks County Industrial Development Authority–Tower Health Oblig Group PA	5.00%		11/1/2026	B	1,000,000	679,282
Berks County Industrial Development Authority–Tower Health Oblig Group PA	5.00%		11/1/2036	B	1,835,000	1,052,407
Berks County Industrial Development Authority–Tower Health Oblig Group PA	5.00%		11/1/2037	B	5,075,000	2,908,277
Berks County Municipal Authority–Tower Health Oblig Group PA	5.00%	#(b)	2/1/2040	B	2,595,000	1,687,486
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.25%		12/1/2035	BB	3,000,000	2,796,298
Bucks County Industrial Development Authority–Grand View Hosp Oblig Grp PA	5.00%		7/1/2030	BB	2,075,000	1,997,092
Bucks County Industrial Development Authority–Grand View Hosp Oblig Grp PA	5.00%		7/1/2031	BB	1,150,000	1,101,540
Bucks County Industrial Development Authority–Grand View Hosp Oblig Grp PA	5.00%		7/1/2032	BB	1,000,000	953,534
California Health Facilities Financing Authority–Lucile S Packard Chld Hsp	5.00%		8/15/2032	A+	1,250,000	1,285,635
California Health Facilities Financing Authority–Sutter Health Oblig Group	5.00%		11/15/2032	A+	2,000,000	2,095,839

60	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care (continued)
California Health Facilities Financing Authority–Sutter Health Oblig Group	5.00%	11/15/2033	A+		$2,450,000	$2,565,809
California Health Facilities Financing Authority–Sutter Health Oblig Group	5.00%	11/15/2034	A+		3,350,000	3,503,215
California Municipal Finance Authority–Eisenhower Medical Center	5.00%	7/1/2029	Baa2		1,000,000	1,019,003
California Municipal Finance Authority–Eisenhower Medical Center	5.00%	7/1/2031	Baa2		1,900,000	1,932,359
California Municipal Finance Authority–Eisenhower Medical Center	5.00%	7/1/2033	Baa2		1,000,000	1,015,506
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig†	5.00%	12/1/2033	BB		1,000,000	973,600
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig†	5.25%	12/1/2038	BB		1,500,000	1,440,429
Camden County Improvement Authority–Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2024	A-		3,730,000	3,735,292
Camden County Improvement Authority–Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2025	A-		1,250,000	1,254,022
Camden County Improvement Authority–Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2027	A-		1,000,000	1,003,218
City of Atlantic Beach–Naval Cont Care Ret Oblig FL	5.00%	11/15/2028	BBB	(e)	2,020,000	1,987,711
City of Blaine–Crest View Oblig Grp MN(c)	5.125%	7/1/2025	NR		770,000	500,500	(d)
City of Seneca–Nemaha Valley Cmnty Hosp KS	5.00%	9/1/2025	NR		5,500,000	5,462,191
City of South Miami Health Facilities Authority, Inc.–Baptist Hlth South Oblig FL	5.00%	8/15/2026	AA-		3,000,000	3,074,015
City of South Miami Health Facilities Authority, Inc.–Baptist Hlth South Oblig FL	5.00%	8/15/2027	AA-		3,620,000	3,754,137
City of South Miami Health Facilities Authority, Inc.–Baptist Hlth South Oblig FL	5.00%	8/15/2028	AA-		2,625,000	2,722,223
City of Tampa–H. Lee Moffitt Cancer Oblig FL	4.00%	7/1/2038	A2		4,755,000	4,267,946
Clarke County Hospital Authority–Piedmont Hlthcr Oblig Grp GA	5.00%	7/1/2029	AA-		7,090,000	7,225,147
Clarke County Hospital Authority–Piedmont Hlthcr Oblig Grp GA	5.00%	7/1/2030	AA-		4,500,000	4,587,280
Colorado Health Facilities Authority–Commonspirit Hlth Oblig	5.25%	11/1/2038	A-		2,095,000	2,148,378

See Notes to Financial Statements.	61

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Health Care (continued)
Colorado Health Facilities Authority–Intermountain Hlthcr Oblig	5.00%	#(b)	5/15/2062	AA+	$10,255,000	$10,768,233
Connecticut State Health & Educational Facilities Authority–Griffin Health Oblig Grp†	5.00%		7/1/2034	BB+	225,000	208,494
Connecticut State Health & Educational Facilities Authority–Griffin Health Oblig Grp†	5.00%		7/1/2039	BB+	1,000,000	893,402
Connecticut State Health & Educational Facilities Authority–Yale-New Haven Hlth Oblig	1.80%	#(b)	7/1/2049	AA-	5,390,000	5,265,514
County of Cuyahoga–The Metrohealth System OH	5.00%		2/15/2037	BBB	5,000,000	4,798,575
County of Miami-Dade–Public Hlth Trust Miami FL	5.00%		6/1/2030	Aa2	11,910,000	11,963,924
County of Miami-Dade–Public Hlth Trust Miami FL	5.00%		6/1/2031	Aa2	5,000,000	5,023,765
County of Montgomery–Premier Hlth Partners Oblig OH	4.00%		11/15/2039	Baa1	6,000,000	5,103,728
County of Muskingum–Genesis Hlthcare Oblig Gp OH	5.00%		2/15/2033	BB+	12,355,000	11,535,823
County of Washington–Marietta Area Hlthcr Oblig OH	5.50%		12/1/2027	NR	10,560,000	10,070,702
County of Washington–Marietta Area Hlthcr Oblig OH	6.375%		12/1/2037	NR	10,000,000	9,495,099
Crawford County Hospital Authority–Meadville Med Ctr Oblig PA	6.00%		6/1/2036	NR	3,830,000	3,879,968
District of Columbia–Children’s NATL Med Oblig	5.00%		7/15/2026	A1	1,700,000	1,728,452
District of Columbia–Children’s NATL Med Oblig	5.00%		7/15/2034	A1	5,000,000	5,057,397
Florida Development Finance Corp.–Lakeland Regl Hlth Oblig	4.00%		11/15/2034	A2	4,000,000	3,749,369
Florida Development Finance Corp.–Lakeland Regl Hlth Oblig	4.00%		11/15/2035	A2	5,530,000	5,109,404
Florida Development Finance Corp.–Lakeland Regl Hlth Oblig	4.00%		11/15/2036	A2	3,700,000	3,340,189
Florida Development Finance Corp.–Lakeland Regl Hlth Oblig	4.00%		11/15/2038	A2	2,265,000	1,976,004
Franklin County Industrial Development Authority–Menno-Haven Inc Oblig Grp PA	5.00%		12/1/2031	NR	1,000,000	914,362

62	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care (continued)
Franklin County Industrial Development Authority–Menno-Haven Inc Oblig Grp PA	5.00%		12/1/2033	NR		$1,000,000	$896,495
Glendale Industrial Development Authority–Beatitudes Campus Oblig AZ	5.00%		11/15/2036	NR		1,500,000	1,306,924
Greeneville Health & Educational Facilities Board–Ballad Health Oblig Group TN	5.00%		7/1/2035	A-		3,300,000	3,353,564
Greeneville Health & Educational Facilities Board–Ballad Health Oblig Group TN	5.00%		7/1/2036	A-		3,000,000	3,032,299
Greeneville Health & Educational Facilities Board–Ballad Health Oblig Group TN	5.00%		7/1/2037	A-		10,000,000	10,049,457
Harris County Cultural Education Facilities Finance Corp.–Memorial Hermann Hlth Oblig TX	5.00%	#(b)	6/1/2050	Aa3		5,000,000	5,205,751
Harris County Cultural Education Facilities Finance Corp. TX	6.375%		1/1/2033	BB+	(e)	120,000	120,041
Hospitals & Higher Education Facilities Authority of Philadelphia–Temple Univ Hlth Oblig Grp PA	5.00%		7/1/2030	BBB		4,775,000	4,788,168
Hospitals & Higher Education Facilities Authority of Philadelphia–Temple Univ Hlth Oblig Grp PA	5.00%		7/1/2032	BBB		4,055,000	4,058,758
Hospitals & Higher Education Facilities Authority of Philadelphia–Temple Univ Hlth Oblig Grp PA	5.00%		7/1/2033	BBB		4,870,000	4,872,432
Housing & Redevelopment Authority of The City of St. Paul Minnesota–Fairview Hlth Svcs Oblig	5.00%		11/15/2023	NR		3,735,000	3,738,366
Housing & Redevelopment Authority of The City of St. Paul Minnesota–Fairview Hlth Svcs Oblig	5.00%		11/15/2024	NR		4,500,000	4,547,907
Illinois Finance Authority–Ascension Hlth Credit Grp	4.00%		2/15/2033	AA+		5,000,000	4,816,111
Illinois Finance Authority–Plymouth Place Oblig Group	5.00%		5/15/2030	NR		1,690,000	1,720,801
Illinois Finance Authority–Silver Cross Hosp Oblig	5.00%		8/15/2035	A3		4,500,000	4,446,193
Industrial Development Authority of the County of Pima–La Posada Park Centre Oblig AZ†	5.125%		11/15/2029	NR		3,000,000	2,955,791

See Notes to Financial Statements.	63

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care (continued)
Karnes County Hospital District TX	5.00%	2/1/2024	A	(e)	$375,000	$375,605
Karnes County Hospital District TX	5.00%	2/1/2034	A	(e)	1,000,000	1,001,085
Kentucky Economic Development Finance Authority–Masonic Homes Oblig	5.375%	11/15/2032	NR		1,185,000	1,048,676
Kentucky Economic Development Finance Authority–Owensboro Health Inc Oblig	5.00%	6/1/2029	Baa2		4,235,000	4,216,016
Kentucky Economic Development Finance Authority–Owensboro Health Inc Oblig	5.00%	6/1/2032	Baa2		6,000,000	5,916,674
Lee Memorial Health System Oblig FL	5.00%	4/1/2036	A+		4,535,000	4,676,631
Louisville/Jefferson County Metropolitan Government–Norton Healthcare Oblig KY	5.00%	10/1/2040	A+	(e)	3,500,000	3,551,513
Maricopa County Industrial Development Authority–Honorhealth Oblig Group AZ	5.00%	9/1/2033	A2		500,000	517,731
Maricopa County Industrial Development Authority–Honorhealth Oblig Group AZ	5.00%	9/1/2034	A2		1,000,000	1,033,708
Maricopa County Industrial Development Authority–Honorhealth Oblig Group AZ	5.00%	9/1/2035	A2		1,000,000	1,029,729
Maricopa County Industrial Development Authority–Honorhealth Oblig Group AZ	5.00%	9/1/2036	A2		1,800,000	1,841,007
Massachusetts Development Finance Agency–Beth Israel Lahey Oblig Grp	5.00%	7/1/2036	A		2,000,000	2,051,803
Massachusetts Development Finance Agency–Wellforce Oblig Group	4.00%	7/1/2035	BBB-		2,000,000	1,751,374
Massachusetts Development Finance Agency–Wellforce Oblig Group	4.00%	7/1/2037	BBB-		3,930,000	3,348,477
Massachusetts Development Finance Agency–Wellforce Oblig Group	5.00%	7/1/2038	BBB-		1,100,000	1,025,624
Massachusetts Development Finance Agency–Wellforce Oblig Group	5.00%	7/1/2039	BBB-		2,250,000	2,083,320
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd–Vanderbilt Univ Med Ctr TN	5.00%	7/1/2031	A		1,300,000	1,325,469
Miami Beach Health Facilities Authority–Mt Sinai Medical Center FL Oblig	5.00%	11/15/2030	A3		2,500,000	2,504,237
Michigan Finance Authority–Mclaren Hlth Care Oblig	5.00%	5/15/2032	A1		10,390,000	10,455,286
Michigan Finance Authority–Mclaren Hlth Care Oblig	5.00%	5/15/2033	A1		4,030,000	4,052,444
Michigan Finance Authority–Trinity Hlth Corp Oblig	5.00%	12/1/2034	AA-		5,000,000	5,158,465

64	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Health Care (continued)
Michigan Finance Authority–Trinity Hlth Corp Oblig	5.00%	12/1/2035	AA-	$5,000,000	$5,134,705
Montgomery County Higher Education & Health Authority–Thomas Jefferson Univ Oblig PA	4.00%	9/1/2036	A	1,350,000	1,252,373
Montgomery County Higher Education & Health Authority–Thomas Jefferson Univ Oblig PA	4.00%	9/1/2038	A	2,250,000	2,049,707
Montgomery County Industrial Development Authority–Albert Einstein Hlthcr Oblig PA	5.00%	1/15/2024	NR	4,000,000	4,009,684
Montgomery County Industrial Development Authority–Albert Einstein Hlthcr Oblig PA	5.25%	1/15/2026	NR	2,000,000	2,032,126
Montgomery County Industrial Development Authority–Albert Einstein Hlthcr Oblig PA	5.25%	1/15/2028	NR	3,000,000	3,048,188
Montgomery County Industrial Development Authority–Whitemarsh Cont Care Oblig PA	5.00%	1/1/2030	NR	2,000,000	1,904,921
Moon Industrial Development Authority–Baptist Homes Society Oblig PA	5.125%	7/1/2025	NR	1,975,000	1,881,533
New Jersey Health Care Facilities Financing Authority–Hackensack Merdn Hlth Oblig	5.00%	7/1/2028	AA-	5,500,000	5,742,026
New Jersey Health Care Facilities Financing Authority–St Joseph’s Hlthcr Oblig	5.00%	7/1/2028	BBB-	1,300,000	1,303,928
New Jersey Health Care Facilities Financing Authority–St Joseph’s Hlthcr Oblig	5.00%	7/1/2029	BBB-	1,605,000	1,608,075
New Jersey Health Care Facilities Financing Authority–St Joseph’s Hlthcr Oblig	5.00%	7/1/2030	BBB-	1,100,000	1,100,579
New Jersey Health Care Facilities Financing Authority–St Joseph’s Hlthcr Oblig	5.00%	7/1/2031	BBB-	1,110,000	1,107,894
New Jersey Health Care Facilities Financing Authority–St Joseph’s Hlthcr Oblig	5.00%	7/1/2035	BBB-	3,185,000	3,127,656
New Jersey Health Care Facilities Financing Authority–University Hospital (AGM)	5.00%	7/1/2028	AA	2,000,000	2,021,542

See Notes to Financial Statements.	65

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Health Care (continued)
New Jersey Health Care Facilities Financing Authority–Valley Hlth Sys Oblig Grp	4.00%		7/1/2036	A	$1,000,000	$918,815
New Jersey Health Care Facilities Financing Authority–Valley Hlth Sys Oblig Grp	4.00%		7/1/2037	A	1,000,000	909,380
New York State Dormitory Authority–Catholic Hlth Sys Oblig	4.00%		7/1/2037	B-	1,100,000	815,566
New York State Dormitory Authority–Catholic Hlth Sys Oblig	4.00%		7/1/2039	B-	1,000,000	722,530
New York State Dormitory Authority–Catholic Hlth Sys Oblig	4.00%		7/1/2040	B-	850,000	602,737
New York State Dormitory Authority–Catholic Hlth Sys Oblig	5.00%		7/1/2036	B-	1,945,000	1,598,829
New York State Dormitory Authority–Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2026	BBB-	1,500,000	1,462,618
New York State Dormitory Authority–Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2029	BBB-	2,700,000	2,587,848
New York State Dormitory Authority–Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2030	BBB-	1,100,000	1,048,121
New York State Dormitory Authority–Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2031	BBB-	1,600,000	1,516,018
New York State Dormitory Authority–Montefiore Oblig Grp	4.00%		8/1/2036	BBB-	1,780,000	1,614,999
New York State Dormitory Authority–Montefiore Oblig Grp	4.00%		9/1/2036	BBB-	1,555,000	1,408,605
New York State Dormitory Authority–Montefiore Oblig Grp	4.00%		8/1/2037	BBB-	650,000	578,208
New York State Dormitory Authority–Montefiore Oblig Grp	4.00%		8/1/2038	BBB-	4,000,000	3,499,406
New York State Dormitory Authority–Montefiore Oblig Grp	4.00%		9/1/2038	BBB-	2,940,000	2,570,750
New York State Dormitory Authority–Montefiore Oblig Grp	4.00%		9/1/2040	BBB-	3,150,000	2,686,033
New York State Dormitory Authority–Northwell Hlth Oblig Grp	5.00%	#(b)	5/1/2048	A-	2,000,000	2,000,954
Norfolk Economic Development Authority–Sentara Hlthcr Oblig Gp VA	5.00%	#(b)	11/1/2048	AA	11,245,000	11,817,378
Oklahoma Development Finance Authority–OU Medicine Oblig Grp	5.00%		8/15/2033	BB-	2,045,000	1,879,441

66	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care (continued)
Oklahoma Development Finance Authority–OU Medicine Oblig Grp	5.00%		8/15/2038	BB-		$6,160,000	$5,496,490
Oklahoma Development Finance Authority–OU Medicine Oblig Grp	5.25%		8/15/2043	BB-		6,710,000	6,015,043
Oneida County Local Development Corp.–Mohawk Valley Hlth Oblig NY (AGM)	4.00%		12/1/2035	AA		1,000,000	937,949
Oneida County Local Development Corp.–Mohawk Valley Hlth Oblig NY (AGM)	4.00%		12/1/2036	AA		1,250,000	1,155,787
Oneida County Local Development Corp.–Mohawk Valley Hlth Oblig NY (AGM)	4.00%		12/1/2037	AA		2,210,000	2,003,382
Orange County Health Facilities Authority–Orlando Hlth Oblig Group FL	5.00%		10/1/2035	A+		1,730,000	1,836,087
Orange County Health Facilities Authority–Orlando Hlth Oblig Group FL	5.00%		10/1/2037	A+		2,350,000	2,435,060
Orange County Health Facilities Authority–Orlando Hlth Oblig Group FL	5.00%		10/1/2038	A+		1,530,000	1,573,935
Orange County Health Facilities Authority–Orlando Hlth Oblig Group FL	5.00%		10/1/2039	A+		1,500,000	1,536,506
Orange County Health Facilities Authority–Orlando Hlth Oblig Group FL	5.00%		10/1/2040	A+		1,500,000	1,530,374
Palomar Health CA–Palomar Health Oblig Grp	5.00%		11/1/2036	BBB		5,280,000	5,199,631
Pennsylvania Economic Development Financing Authority–UPMC Oblig Grp	4.00%		2/15/2040	A		2,820,000	2,526,656
Public Finance Authority–Proton Intl Alabama LLC WI†(c)	6.85%		10/1/2047	NR		1,410,000	846,000	(d)
Rhode Island Health & Educational Building Corp.–Care New England Hlth Oblig	5.00%		9/1/2031	B+		5,000,000	4,664,836
South Carolina Jobs-Economic Development Authority–Kiawah Life Plan Vlg Inc	5.25%		11/15/2028	NR		5,700,000	5,611,930
Southeastern Ohio Port Authority–Marietta Area Hlthcr Oblig	5.00%		12/1/2035	B+	(e)	3,850,000	3,295,874
Southeastern Ohio Port Authority–Marietta Area Hlthcr Oblig	5.50%		12/1/2029	B+	(e)	750,000	710,365
State of Ohio–Univ Hosp Hlth Sys Oblig Gp	5.00%		1/15/2036	A		3,295,000	3,380,325
Tarrant County Cultural Education Facilities Finance Corp.–Baylor Scott & White Oblig TX	5.00%	#(b)	11/15/2052	AA-		4,000,000	4,245,154
Tarrant County Cultural Education Facilities Finance Corp.–Christus Health Oblig Group TX	5.00%	#(b)	7/1/2053	A1		8,850,000	9,235,560

See Notes to Financial Statements.	67

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care (continued)
Tulsa County Industrial Authority–Montereau Oblig Group OK	5.25%		11/15/2037	BBB-	(e)	$1,250,000	$1,215,932
University of Kansas Hospital Authority–Univ KS Hlth Sys Oblig Grp	5.00%		9/1/2034	AA-		5,000,000	5,046,684
Washington Health Care Facilities Authority–Commonspirit Hlth Oblig	5.00%	#(b)	8/1/2049	A-		4,550,000	4,554,819
Washington Health Care Facilities Authority–Providence St Joseph Oblig	4.00%	#(b)	10/1/2042	A		24,690,000	23,560,593
Washington State Housing Finance Commission–Spokane United Method Hms†	6.00%		1/1/2024	NR		245,000	245,956
West Virginia Hospital Finance Authority–WV United Hlth Sys Oblig	4.00%		6/1/2030	A		5,500,000	5,312,309
West Virginia Hospital Finance Authority–WV United Hlth Sys Oblig	4.00%		6/1/2035	A		1,570,000	1,463,875
Wisconsin Health & Educational Facilities Authority–Amer Baptist Homes Oblig	5.00%		8/1/2032	NR		1,375,000	1,166,101
Wisconsin Health & Educational Facilities Authority–Amer Baptist Homes Oblig	5.00%		8/1/2037	NR		1,500,000	1,167,466
Wisconsin Health & Educational Facilities Authority–Marshfield Clinic Hlth Oblig	5.36%	#	2/15/2053	BBB+		40,000,000	40,000,000
Total							545,846,147

Housing 1.26%
California Housing Finance Agency	3.25%		8/20/2036	BBB		7,289,368	6,385,921
California Housing Finance Agency	3.50%		11/20/2035	BBB+		5,632,507	4,943,132
California Housing Finance Agency	4.00%		3/20/2033	BBB+		4,555,954	4,336,790
California Housing Finance Agency	4.25%		1/15/2035	BBB+		4,219,883	3,960,438
California Municipal Finance Authority–Park Western Housing LP (FNMA)	2.65%		8/1/2036	Aaa		4,288,912	3,336,793
California Statewide Communities Development Authority–Community Improvement Authority CA†	3.00%		6/1/2047	NR		5,000,000	3,341,503
California Statewide Communities Development Authority–CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000,000	1,018,094
California Statewide Communities Development Authority–CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750,000	765,620
Florida Housing Finance Corp. (GNMA/FNMA/FHLMC)	3.00%		1/1/2052	Aaa		3,560,000	3,369,376
Florida Housing Finance Corp. (GNMA/FNMA/FHLMC)	3.00%		7/1/2052	Aaa		4,805,000	4,514,250

68	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Housing (continued)
Indiana Finance Authority–Chf-Tippecanoe LLC	5.00%	6/1/2038	NR	$1,550,000	$1,551,072
Indiana Finance Authority–Chf-Tippecanoe LLC	5.00%	6/1/2043	NR	2,525,000	2,478,343
Industrial Development Authority of the City of Phoenix Arizona–Downtown Phoenix Std Hsg AZ	5.00%	7/1/2032	Baa3	1,080,000	1,099,071
Maryland Community Development Administration	3.00%	9/1/2039	Aa1	10,000,000	7,895,126
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	3.25%	11/1/2052	AA+	2,750,000	2,603,944
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	4.25%	5/1/2047	AA+	1,335,000	1,311,670
New York City Housing Development Corp. NY	2.10%	11/1/2036	AA+	5,725,000	4,051,150
Washington State Housing Finance Commission	3.50%	12/20/2035	BBB+	4,828,942	4,176,320
Total					61,138,613

Lease Obligations 2.82%
County of Cuyahoga OH COPS	5.00%	12/1/2023	AA-	5,640,000	5,646,042
Illinois Sports Facilities Authority (AGM)	5.00%	6/15/2027	AA	3,000,000	3,000,098
Indiana Finance Authority	5.25%	2/1/2029	AA+	2,500,000	2,554,533
Michigan State Building Authority	5.00%	4/15/2034	Aa2	6,525,000	6,656,126
New Jersey Economic Development Authority	4.00%	11/1/2037	A2	3,000,000	2,823,916
New Jersey Economic Development Authority	4.00%	11/1/2038	A2	3,000,000	2,786,098
New Jersey Economic Development Authority	5.00%	6/15/2025	A2	5,085,000	5,158,721
New Jersey Economic Development Authority	5.00%	6/15/2033	A2	7,215,000	7,472,489
New Jersey Economic Development Authority	5.00%	6/15/2034	A2	3,000,000	3,154,606
New Jersey Economic Development Authority	5.00%	6/15/2034	A2	13,645,000	14,104,811
New Jersey Economic Development Authority	5.00%	6/15/2035	A2	4,925,000	5,023,759
New Jersey Economic Development Authority	5.00%	6/15/2035	A2	1,000,000	1,051,535

See Notes to Financial Statements.	69

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Lease Obligations (continued)
New Jersey Economic Development Authority	5.00%		6/15/2036	A2	$1,320,000	$1,343,026
New Jersey Economic Development Authority	5.00%		6/15/2042	A2	1,400,000	1,472,150
New Jersey Economic Development Authority†	5.25%		9/1/2027	A-	24,555,000	25,708,235
New Jersey Transportation Trust Fund Authority	3.25%		6/15/2039	A2	2,000,000	1,663,779
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2035	A2	3,750,000	3,665,927
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2036	A2	2,770,000	2,656,250
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+	3,000,000	3,056,643
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,442,222
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2033	A2	25,410,000	26,291,158
Redevelopment Authority of the City of Philadelphia PA	5.00%		4/15/2028	A1	4,380,000	4,442,499
School Board of Miami-Dade County FL GO	4.00%		3/15/2034	AA-	4,535,000	4,538,193
Total						136,712,816

Multi-Family Housing 0.05%
Illinois Housing Development Authority (HUD SECT8) (FHA)	4.00%	#(b)	6/1/2026	Aaa	2,700,000	2,660,136

Other Revenue 2.55%
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2049	A1	12,675,000	12,446,069
Brooklyn Arena Local Development Corp.–Brooklyn Events Ctr LLC NY	5.00%		7/15/2042	Ba1	7,600,000	7,226,128
Brooklyn Arena Local Development Corp.–Brooklyn Events Ctr LLC NY (AGM)	4.00%		7/15/2029	AA	1,500,000	1,454,175
Brooklyn Arena Local Development Corp.–Brooklyn Events Ctr LLC NY	5.00%		7/15/2024	Ba1	3,550,000	3,563,543
Cleveland-Cuyahoga County Port Authority–Playhouse Square Fdtn OH	5.00%		12/1/2033	BB+	2,000,000	1,954,717
Cleveland-Cuyahoga County Port Authority–Playhouse Square Fdtn OH	5.25%		12/1/2038	BB+	1,650,000	1,594,652
Commonwealth of Puerto Rico	5.069%	#(b)	11/1/2051	NR	17,586,280	9,056,934
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2034	AA	2,000,000	2,124,996

70	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Other Revenue (continued)
Illinois Finance Authority–Field Museum Natural Hist	4.917% (SOFR * .70 + 1.20%	)#	11/1/2034	A	$10,350,000	$10,294,721
Industrial Development Authority of the County of Pima–Edkey Oblig Group AZ†	5.00%		7/1/2035	NR	5,000,000	4,738,075
Lower Alabama Gas District	4.00%	#(b)	12/1/2050	A2	30,995,000	30,389,519
Maricopa County Industrial Development Authority–Paragon Management Inc AZ†	5.00%		7/1/2036	BB+	2,500,000	2,404,057
Maricopa County Industrial Development Authority AZ†	5.00%		7/1/2039	BB+	2,055,000	1,912,683
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	700,000	420,000
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	3,380,000	3,526,044
Triborough Bridge & Tunnel Authority NY	2.00%	#(b)	5/15/2045	AA+	5,000,000	4,913,390
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2032	AA+	14,810,000	16,149,188
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	10,180,000	9,385,015
Total						123,553,906

Power 0.15%
Energy Northwest–Bonneville Power Admin WA	5.00%		7/1/2038	Aa1	4,000,000	4,282,425
York County Economic Development Authority–Virginia Elec & Pwr Co	3.65%	#(b)	5/1/2033	A2	3,000,000	2,907,652
Total						7,190,077

Pre-Refunded 0.00%
New York State Dormitory Authority	4.00%		2/15/2034	NR	15,000	15,197

Single-Family Housing 0.20%
Pennsylvania Housing Finance Agency	5.50%		10/1/2053	AA+	9,500,000	9,770,736

Special Tax 1.75%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	1,250,000	1,257,338
Allentown Neighborhood Improvement Zone Development Authority PA†	5.375%		5/1/2042	NR	5,500,000	5,320,479
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	1,860,000	1,857,826
Emeryville Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%		9/1/2025	AA	2,650,000	2,678,385
Industrial Development Authority of the City of St. Louis Missouri	4.375%		11/15/2035	NR	3,955,000	3,043,557

See Notes to Financial Statements.	71

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Special Tax (continued)
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	$3,000,000	$2,089,376
Lakewood Ranch Stewardship District FL(f)	6.125%	5/1/2043	NR	2,250,000	2,257,963
Miami World Center Community Development District FL	4.75%	11/1/2027	NR	750,000	749,730
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	1,250,000	1,023,706
New York City Industrial Development Agency–Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2033	AA	1,750,000	1,509,636
New York City Industrial Development Agency–Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2034	AA	1,000,000	848,526
New York City Industrial Development Agency–Yankee Stadium LLC NY (AGM)	3.00%	3/1/2036	AA	5,500,000	4,514,818
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2033	NR	1,370,000	1,388,593
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2035	NR	975,000	986,237
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	545,000	529,146
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	819,062
River Islands Public Financing Authority CA Special Tax	4.00%	9/1/2051	NR	990,000	741,111
River Islands Public Financing Authority CA Special Tax (AGM)	5.00%	9/1/2042	AA	4,000,000	4,181,564
State of Connecticut Special Tax Revenue	4.00%	9/1/2034	AA	8,075,000	8,031,154
State of Connecticut Special Tax Revenue	5.00%	10/1/2030	AA	9,000,000	9,542,951
State of Connecticut Special Tax Revenue	5.00%	1/1/2032	AA	14,375,000	15,053,270
Village Community Development District No. 12 FL	3.25%	5/1/2026	NR	2,280,000	2,232,916
Village Community Development District No. 12 FL	3.80%	5/1/2028	NR	2,055,000	2,010,122
Village Community Development District No. 12 FL	4.00%	5/1/2033	NR	1,830,000	1,744,989
Village Community Development District No. 13 FL	1.80%	5/1/2026	NR	535,000	499,215
Village Community Development District No. 13 FL	2.85%	5/1/2036	NR	1,880,000	1,476,895
Village Community Development District No. 13 FL	3.00%	5/1/2029	NR	475,000	434,493

72	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Special Tax (continued)
Village Community Development District No. 13 FL†	3.00%		5/1/2035	NR	$3,360,000	$2,758,909
Village Community Development District No. 13 FL†	3.25%		5/1/2040	NR	4,200,000	3,176,828
Village Community Development District No. 13 FL	3.375%		5/1/2034	NR	2,465,000	2,169,493
Total						84,928,288

Tax Revenue 2.51%
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	5,675,000	5,722,486
City of Sparks NV†	2.75%		6/15/2028	Ba1	2,205,000	2,016,988
Clear Creek Independent School District TX GO (PSF GTD)	0.28%	#(b)	2/15/2038	AAA	4,930,000	4,758,954
County of Cook Sales Tax Revenue IL	4.00%		11/15/2034	AA-	3,750,000	3,654,975
County of Cook Sales Tax Revenue IL	5.25%		11/15/2036	AA-	10,000,000	10,318,097
Metropolitan Atlanta Rapid Transit Authority GA	5.00%		7/1/2032	AAA	5,000,000	5,155,962
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A2	3,200,000	3,325,799
New York City Transitional Finance Authority	5.00%		5/1/2039	Aa1	5,000,000	5,250,586
New York City Transitional Finance Authority	5.50%		5/1/2044	Aa1	8,500,000	9,151,073
New York City Transitional Finance Authority Building Aid Revenue NY	5.25%		7/15/2036	AA	11,700,000	12,262,623
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.00%		11/1/2037	AAA	2,500,000	2,004,960
New York State Thruway Authority	5.00%		3/15/2035	AA+	6,000,000	6,481,106
New York State Urban Development Corp.	5.00%		3/15/2034	Aa1	12,140,000	13,199,634
New York State Urban Development Corp.	5.00%		3/15/2035	Aa1	5,000,000	5,408,765
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	1,616,000	1,258,523
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	1,774,000	1,258,968
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	11,643,000	7,474,804
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	5,223,000	4,691,108

See Notes to Financial Statements.	73

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	$12,051,000	$10,823,768
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	81,000	69,298
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	268,000	247,251
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	1,967,000	1,743,867
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	1,092,000	955,876
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%		7/1/2058	NR	4,974,000	4,511,833
Total						121,747,304

Taxable Revenue–Water & Sewer 1.07%
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2036	AA	1,500,000	1,586,626
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2037	AA	1,000,000	1,046,471
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2038	AA	1,500,000	1,562,860
Louisville & Jefferson County Metropolitan Sewer District KY	5.00%		5/15/2035	Aa3	10,000,000	11,023,043
New Jersey Economic Development Authority–New Jersey Amern Wtr Co AMT	3.75%	#(b)	11/1/2034	A+	5,500,000	5,227,943
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2036	A1	6,750,000	7,339,117
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2037	A1	4,750,000	5,100,951
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2038	A1	4,500,000	4,780,820
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	4.00%	#(b)	10/1/2048	AA	14,000,000	14,134,605
Total						51,802,436

Tobacco 1.40%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR	31,215,000	26,928,266
Iowa Tobacco Settlement Authority	4.00%		6/1/2049	BBB+	6,105,000	5,651,654
Michigan Finance Authority	4.00%		6/1/2034	A-	1,000,000	995,413
Michigan Finance Authority	4.00%		6/1/2035	A-	2,000,000	1,967,111

74	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Tobacco (continued)
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR		$35,000,000	$1,722,165
Northern Tobacco Securitization Corp. AK	4.00%	6/1/2037	A-		1,500,000	1,410,410
Northern Tobacco Securitization Corp. AK	4.00%	6/1/2050	BBB-		1,345,000	1,243,083
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB-		9,600,000	8,934,778
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+		5,100,000	5,128,927
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2027	BBB		2,500,000	2,523,969
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2028	BBB		2,000,000	2,020,730
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		3,690,000	3,264,701
TSASC, Inc. NY	5.00%	6/1/2029	A		5,775,000	5,958,017
Total						67,749,224

Transportation 20.88%
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2034	AA		3,650,000	3,741,110
California Municipal Finance Authority–Lax Integrated Express AMT	5.00%	6/30/2031	BBB-	(e)	3,250,000	3,317,265
California Municipal Finance Authority–Lax Integrated Express AMT	5.00%	12/31/2036	BBB-	(e)	3,215,000	3,239,853
California Municipal Finance Authority–Lax Integrated Express AMT	5.00%	12/31/2037	BBB-	(e)	7,000,000	7,018,299
Central Florida Expressway Authority	4.00%	7/1/2037	A+		7,380,000	6,717,605
Central Texas Regional Mobility Authority	4.00%	1/1/2034	A		4,750,000	4,659,036
Central Texas Regional Mobility Authority	4.00%	1/1/2035	A		4,000,000	3,890,559
Central Texas Regional Mobility Authority	4.00%	1/1/2036	A		4,510,000	4,330,199
Central Texas Regional Mobility Authority	5.00%	1/1/2025	A-		7,500,000	7,534,339
Central Texas Regional Mobility Authority	5.00%	1/1/2027	A-		15,000,000	15,259,050
Central Texas Regional Mobility Authority	5.00%	1/1/2030	A		800,000	814,499
Central Texas Regional Mobility Authority	5.00%	1/1/2031	A		1,675,000	1,705,356
Central Texas Regional Mobility Authority	5.00%	1/1/2032	A		2,000,000	2,036,246
Central Texas Turnpike System	5.00%	8/15/2025	A-		2,250,000	2,254,171
Central Texas Turnpike System	5.00%	8/15/2026	A-		2,500,000	2,499,353
Central Texas Turnpike System	5.00%	8/15/2027	A-		3,300,000	3,301,027

See Notes to Financial Statements.	75

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
Central Texas Turnpike System	5.00%	8/15/2028	A-	$3,705,000	$3,707,232
Central Texas Turnpike System	5.00%	8/15/2033	A-	7,650,000	7,612,281
Chicago Midway International Airport IL	4.00%	1/1/2034	A	2,175,000	2,099,977
Chicago Midway International Airport IL	5.00%	1/1/2026	A	6,075,000	6,073,846
Chicago Midway International Airport IL AMT	5.00%	1/1/2026	A	4,605,000	4,600,260
Chicago Midway International Airport IL AMT	5.00%	1/1/2030	A	5,000,000	4,985,125
Chicago Midway International Airport IL AMT	5.00%	1/1/2031	A	2,000,000	2,011,329
Chicago O’Hare International Airport IL	4.00%	1/1/2038	A+	6,820,000	6,469,066
Chicago O’Hare International Airport IL	5.00%	1/1/2031	A+	6,500,000	6,548,049
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2036	NR	2,000,000	2,091,034
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2037	NR	1,330,000	1,378,329
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2038	NR	1,785,000	1,831,055
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2039	NR	1,190,000	1,242,237
City & County of Denver Airport System Revenue CO AMT	5.00%	11/15/2031	AA-	16,500,000	17,376,699
City & County of Denver Airport System Revenue CO AMT	5.00%	12/1/2031	A+	15,000,000	15,355,354
City & County of Denver Airport System Revenue CO AMT	5.00%	12/1/2035	A+	5,000,000	5,083,076
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2033	AA-	8,365,000	9,156,168
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2034	AA-	3,500,000	3,933,383
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2035	Aa3	3,250,000	3,626,268
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2037	AA-	2,000,000	2,187,327
City of Atlanta Airport Passenger Facility Charge GA AMT	4.00%	7/1/2037	AA-	4,150,000	3,905,201
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	1/1/2029	AA-	2,500,000	2,499,043
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2036	Aa3	7,600,000	7,924,248
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2037	Aa3	3,750,000	3,874,627
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2038	Aa3	2,750,000	2,824,006
City of Atlanta Airport Passenger Facility Charge GA AMT	5.25%	7/1/2041	Aa3	6,000,000	6,268,303

76	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Transportation (continued)
City of Houston Airport System Revenue–United Airlines Inc TX AMT	4.75%	7/1/2024	BB-		$2,390,000	$2,385,511
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.00%	7/15/2027	B-	(e)	1,000,000	995,405
City of Houston Airport System Revenue (AGM) AMT	5.00%	7/1/2035	A1		8,005,000	8,416,820
City of Houston Airport System Revenue (AGM) AMT	5.00%	7/1/2036	A1		2,850,000	2,969,304
City of Houston Airport System Revenue (AGM) AMT	5.00%	7/1/2037	A1		2,000,000	2,061,705
City of Houston Airport System Revenue (AGM) AMT	5.00%	7/1/2038	A1		2,000,000	2,044,380
City of Houston Airport System Revenue (AGM) AMT	5.25%	7/1/2039	A1		2,700,000	2,800,044
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2033	AA		4,500,000	4,779,407
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2034	AA-		2,930,000	3,070,923
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2034	AA		6,000,000	6,363,687
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2032	A2		3,660,000	3,807,360
City of Phoenix Civic Improvement Corp. AZ	5.00%	7/1/2036	Aa2		4,045,000	4,182,047
City of Phoenix Civic Improvement Corp. AZ	5.00%	7/1/2036	Aa3		5,000,000	5,151,863
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2029	A+		3,000,000	3,079,799
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2030	A+		2,275,000	2,319,434
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2031	A+		3,000,000	3,058,342
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2034	A+		14,645,000	14,980,498
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2034	A+		4,455,000	4,537,226
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2036	A2		1,500,000	1,610,555
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2037	A2		2,325,000	2,470,111
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2039	A2		3,000,000	3,146,938
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2041	A2		4,425,000	4,605,288
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2042	A2		3,500,000	3,625,714
County of Broward Airport System Revenue FL AMT	5.00%	10/1/2035	A+		2,660,000	2,720,829
County of Broward Airport System Revenue FL AMT	5.00%	10/1/2036	A+		2,615,000	2,655,617
County of Broward Airport System Revenue FL AMT	5.00%	10/1/2037	A+		4,000,000	4,033,647

See Notes to Financial Statements.	77

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
County of Lee Airport Revenue FL AMT	5.00%		10/1/2029	A2	$11,000,000	$11,365,548
County of Miami-Dade Aviation Revenue FL	5.00%		10/1/2025	A1	3,690,000	3,716,211
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2027	A1	5,145,000	5,143,043
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2028	A1	3,500,000	3,497,804
County of Sacramento Airport System Revenue CA AMT	5.00%		7/1/2027	A+	5,950,000	6,110,671
County of Sacramento Airport System Revenue CA AMT	5.00%		7/1/2034	A+	4,000,000	4,119,218
County of Sacramento Airport System Revenue CA AMT	5.00%		7/1/2036	A+	5,645,000	5,755,623
Dallas Fort Worth International Airport TX	5.00%		11/1/2033	A+	2,000,000	2,001,350
Dallas Fort Worth International Airport TX	5.00%		11/1/2038	A+	3,000,000	3,132,854
Dallas Fort Worth International Airport TX	5.00%		11/1/2039	A1	2,750,000	2,869,587
Delaware River Joint Toll Bridge Commission PA	5.00%		7/1/2030	A+	1,920,000	1,988,140
Delaware River Joint Toll Bridge Commission PA	5.00%		7/1/2032	A+	2,025,000	2,095,863
E-470 Public Highway Authority CO	3.908% (SOFR * .67 + .35%	)#	9/1/2039	A+	1,690,000	1,683,884
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2035	AA-	8,000,000	7,675,615
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2039	AA-	2,900,000	2,664,586
Greater Orlando Aviation Authority FL AMT	5.00%		10/1/2029	A+	3,000,000	3,108,553
Illinois State Toll Highway Authority	5.00%		1/1/2027	AA-	1,000,000	1,001,848
Illinois State Toll Highway Authority	5.00%		1/1/2028	AA-	2,535,000	2,539,725
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2036	A2	5,000,000	5,068,827
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2038	A2	6,205,000	6,203,177
Maryland Economic Development Corp.–Consol Marine Terminals L	5.75%		9/1/2025	BB	5,000,000	5,042,075
Maryland Economic Development Corp. Tax Allocation	4.00%		9/1/2040	NR	5,000,000	4,195,568
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2034	A1	1,250,000	1,339,725
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2035	A1	2,595,000	2,765,930
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2036	A1	1,000,000	1,077,959

78	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2037	A1	$1,250,000	$1,334,547
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2038	A1	1,500,000	1,589,262
Metropolitan Transportation Authority NY	4.00%	11/15/2032	A3	8,500,000	8,264,247
Metropolitan Transportation Authority NY	5.00%	11/15/2028	A3	9,090,000	9,422,609
Metropolitan Transportation Authority NY	5.00%	11/15/2033	A3	4,025,000	4,147,408
Metropolitan Transportation Authority NY	5.00%	11/15/2035	A3	5,000,000	5,014,597
Metropolitan Transportation Authority NY	5.00%	11/15/2038	A3	1,500,000	1,488,922
Metropolitan Transportation Authority NY	5.25%	11/15/2028	A3	6,760,000	6,856,767
Metropolitan Transportation Authority NY	5.25%	11/15/2035	A3	7,500,000	7,479,589
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2032	AA-	11,195,000	11,833,751
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2036	AA-	2,175,000	2,256,403
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2037	AA-	2,335,000	2,402,014
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2038	AA-	1,860,000	1,907,067
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.25%	10/1/2039	AA-	4,305,000	4,506,262
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	4.00%	10/1/2035	A-	1,000,000	969,409
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	4.00%	10/1/2036	A-	1,500,000	1,429,707
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	4.00%	10/1/2037	A-	1,500,000	1,403,954
Minneapolis-St. Paul Metropolitan Airports Commission MN	5.00%	1/1/2028	A+	3,500,000	3,508,115
New Jersey Economic Development Authority–NYNJ Link Borrower LLC AMT	5.125%	1/1/2034	BBB+	5,010,000	5,021,648
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2038	A2	3,000,000	2,800,058
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2039	A2	6,000,000	5,559,292
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	6,275,000	6,401,473
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2032	A2	6,960,000	7,473,768

See Notes to Financial Statements.	79

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2		$10,000,000	$10,675,703
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2		2,500,000	2,676,958
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2035	A2		2,250,000	2,395,851
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2		4,250,000	4,465,000
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2		1,000,000	1,044,084
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2		2,000,000	2,090,419
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2039	A2		3,000,000	3,119,257
New Jersey Turnpike Authority	5.00%	1/1/2029	AA-		5,000,000	5,033,201
New Jersey Turnpike Authority	5.00%	1/1/2031	AA-		5,000,000	5,054,946
New Jersey Turnpike Authority	5.00%	1/1/2033	AA-		2,100,000	2,170,191
New Jersey Turnpike Authority	5.00%	1/1/2034	AA-		1,500,000	1,572,003
New York State Dormitory Authority	4.00%	1/1/2038	A1		13,000,000	12,254,709
New York State Thruway Authority	4.00%	1/1/2037	A1		11,770,000	11,336,042
New York State Thruway Authority	5.00%	1/1/2026	A1		5,115,000	5,177,155
New York Transportation Development Corp.–Delta Air Lines Inc AMT	4.00%	10/1/2030	Baa3		4,225,000	4,079,739
New York Transportation Development Corp.–Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3		10,010,000	9,237,340
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa3		11,000,000	11,093,677
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	1/1/2034	Baa3		3,450,000	3,477,460
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3		10,500,000	10,454,040
New York Transportation Development Corp.–Empire St Thruway Partnrs AMT	4.00%	10/31/2034	BBB-	(e)	750,000	707,315
New York Transportation Development Corp.–Empire St Thruway Partnrs AMT	4.00%	10/31/2041	BBB-	(e)	3,000,000	2,574,170
New York Transportation Development Corp.–JFK Intl Air Terminal LLC	5.00%	12/1/2034	Baa1		2,000,000	2,087,754
New York Transportation Development Corp.–JFK Intl Air Terminal LLC AMT	5.00%	12/1/2024	Baa1		2,000,000	2,009,603

80	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
New York Transportation Development Corp.–JFK Intl Air Terminal LLC AMT	5.00%		12/1/2030	Baa1	$10,000,000	$10,273,412
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	4.00%		7/1/2032	Baa2	3,000,000	2,803,494
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa2	6,480,000	6,016,326
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	5.00%		7/1/2034	Baa2	2,250,000	2,230,043
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2027	A3	3,185,000	3,184,795
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2030	A3	365,000	372,452
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2031	A3	300,000	306,087
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2032	A3	775,000	790,654
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2034	A3	865,000	881,649
Norman Y Mineta San Jose International Airport SJC CA	5.00%		3/1/2026	A	1,200,000	1,205,172
Norman Y Mineta San Jose International Airport SJC CA	5.00%		3/1/2027	A	2,260,000	2,270,803
Norman Y Mineta San Jose International Airport SJC CA	5.00%		3/1/2028	A	1,655,000	1,662,744
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%		3/1/2035	A	1,500,000	1,526,040
North Carolina Turnpike Authority	5.00%		1/1/2032	BBB	1,000,000	1,025,809
North Carolina Turnpike Authority (AGM)	4.00%		1/1/2037	AA	12,895,000	12,108,985
North Carolina Turnpike Authority (AGM)	4.00%		1/1/2038	AA	9,000,000	8,404,831
North Carolina Turnpike Authority (AGM)	5.00%		1/1/2031	AA	1,000,000	1,032,312
North Texas Tollway Authority	4.00%		1/1/2037	AA-	8,740,000	8,291,565
North Texas Tollway Authority	4.125%		1/1/2040	AA-	5,000,000	4,678,146
North Texas Tollway Authority	5.00%		1/1/2025	AA-	5,000,000	5,012,973
North Texas Tollway Authority	5.00%		1/1/2031	A+	8,085,000	8,084,124
North Texas Tollway Authority	5.00%		1/1/2036	AA-	5,000,000	5,066,888
Pennsylvania Turnpike Commission	4.83% (MUNIPSA * 1 + .85%	)#	7/15/2041	A1	25,000,000	25,004,420
Port Authority of New York & New Jersey	4.00%		11/1/2037	AA-	3,540,000	3,391,085
Port Authority of New York & New Jersey	5.00%		12/1/2023	AA-	5,300,000	5,309,133
Port Authority of New York & New Jersey	5.00%		12/1/2025	AA-	10,000,000	10,018,615

See Notes to Financial Statements.	81

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
Port Authority of New York & New Jersey	5.00%	11/15/2036	AA-	$5,000,000	$5,150,164
Port Authority of New York & New Jersey	5.00%	12/1/2036	Aa3	2,750,000	2,950,890
Port Authority of New York & New Jersey	5.00%	12/1/2037	Aa3	2,250,000	2,388,077
Port Authority of New York & New Jersey	5.00%	12/1/2038	Aa3	2,500,000	2,635,861
Port Authority of New York & New Jersey	5.00%	12/1/2039	Aa3	3,250,000	3,405,721
Port Authority of New York & New Jersey AMT	3.00%	10/1/2027	AA-	6,405,000	5,959,967
Port Authority of New York & New Jersey AMT	4.00%	7/15/2034	AA-	4,250,000	4,181,549
Port Authority of New York & New Jersey AMT	4.00%	11/1/2034	AA-	13,705,000	13,446,890
Port Authority of New York & New Jersey AMT	4.00%	7/15/2035	AA-	2,250,000	2,151,638
Port Authority of New York & New Jersey AMT	4.00%	7/15/2036	AA-	1,500,000	1,416,943
Port Authority of New York & New Jersey AMT	4.00%	7/15/2037	AA-	2,000,000	1,850,865
Port Authority of New York & New Jersey AMT	4.00%	7/15/2038	AA-	3,000,000	2,728,638
Port Authority of New York & New Jersey AMT	5.00%	9/15/2028	AA-	4,000,000	4,109,534
Port Authority of New York & New Jersey AMT	5.00%	7/15/2034	Aa3	10,000,000	10,736,597
Port Authority of New York & New Jersey AMT	5.00%	10/15/2034	AA-	9,170,000	9,189,298
Port Authority of New York & New Jersey AMT	5.00%	7/15/2035	Aa3	6,250,000	6,663,021
Port Authority of New York & New Jersey AMT	5.00%	1/15/2036	AA-	2,000,000	2,115,477
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	Aa3	4,000,000	4,218,080
Port Authority of New York & New Jersey AMT	5.00%	12/1/2036	Aa3	1,750,000	1,840,683
Port Authority of New York & New Jersey AMT	5.00%	1/15/2037	AA-	2,000,000	2,093,703
Port Authority of New York & New Jersey AMT	5.00%	7/15/2037	Aa3	3,250,000	3,390,804
Port Authority of New York & New Jersey AMT	5.00%	12/1/2037	Aa3	2,250,000	2,342,795

82	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
Port Authority of New York & New Jersey AMT	5.00%	1/15/2038	AA-	$1,000,000	$1,033,510
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	Aa3	4,500,000	4,657,278
Port Authority of New York & New Jersey AMT	5.00%	12/1/2038	Aa3	2,000,000	2,072,051
Port Authority of New York & New Jersey AMT	5.00%	1/15/2039	Aa3	1,500,000	1,543,772
Port Authority of New York & New Jersey AMT	5.00%	7/15/2039	Aa3	5,250,000	5,409,773
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2037	AA-	2,420,000	2,443,554
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2037	AA-	4,000,000	4,123,409
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2038	AA-	3,250,000	3,263,847
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2039	AA-	3,330,000	3,334,827
Port of Portland Airport Revenue OR AMT	5.25%	7/1/2039	AA-	3,500,000	3,635,219
Port of Seattle WA	4.00%	6/1/2038	AA-	2,700,000	2,552,961
Puerto Rico Highway & Transportation Authority	Zero Coupon	7/1/2032	NR	520,276	336,228
Puerto Rico Highway & Transportation Authority	5.00%	7/1/2053	NR	889,979	552,901
Puerto Rico Highway & Transportation Authority	5.00%	7/1/2062	NR	800,592	766,567
Regional Transportation District–Denver Transit Partners CO	4.00%	1/15/2033	Baa1	850,000	831,144
Regional Transportation District–Denver Transit Partners CO	4.00%	7/15/2034	Baa1	7,650,000	7,441,254
Regional Transportation District–Denver Transit Partners CO	4.00%	7/15/2036	Baa1	700,000	664,240
Regional Transportation District–Denver Transit Partners CO	5.00%	1/15/2032	Baa1	950,000	992,376
Riverside County Transportation Commission CA	4.00%	6/1/2040	A	2,000,000	1,813,011
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2036	A+	3,195,000	3,275,878
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2037	A+	4,065,000	4,140,098
San Joaquin Hills Transportation Corridor Agency CA	4.00%	1/15/2034	A	3,130,000	3,108,222

See Notes to Financial Statements.	83

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2026	AA	$1,250,000	$1,265,798
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2027	AA	2,000,000	2,034,683
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2028	AA	4,710,000	4,784,153
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2029	AA	3,500,000	3,553,874
State of Alaska International Airports System	5.00%	10/1/2028	A1	2,000,000	2,036,653
State of Alaska International Airports System	5.00%	10/1/2034	A1	5,000,000	5,048,546
State of Connecticut Special Tax Revenue	4.00%	5/1/2039	AA	10,000,000	9,460,743
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2031	AA-	1,275,000	1,305,779
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2033	AA-	3,300,000	3,379,055
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2034	AA-	2,000,000	2,045,817
Texas Private Activity Bond Surface Transportation Corp.–LBJ Infrastructure Group	4.00%	12/31/2033	Baa2	6,500,000	6,106,940
Texas Private Activity Bond Surface Transportation Corp.–LBJ Infrastructure Group	4.00%	12/31/2034	Baa2	6,500,000	6,073,853
Texas Private Activity Bond Surface Transportation Corp.–LBJ Infrastructure Group	4.00%	12/31/2035	Baa2	6,000,000	5,567,185
Texas Private Activity Bond Surface Transportation Corp.–LBJ Infrastructure Group	4.00%	6/30/2036	Baa2	4,125,000	3,807,485
Texas Private Activity Bond Surface Transportation Corp.–LBJ Infrastructure Group	4.00%	12/31/2036	Baa2	5,500,000	5,039,682
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2033	Aa3	6,175,000	6,207,024
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%	1/1/2034	BBB	5,100,000	5,326,668
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%	7/1/2036	BBB	11,165,000	11,471,919
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%	1/1/2036	BBB	2,500,000	2,570,450

84	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
Wayne County Airport Authority MI†	4.00%		12/1/2027	A1	$10,630,000	$10,504,758
Wayne County Airport Authority MI	5.00%		12/1/2035	A1	3,565,000	3,593,581
Wayne County Airport Authority MI AMT	5.00%		12/1/2026	A1	1,590,000	1,602,418
Wayne County Airport Authority MI AMT	5.00%		12/1/2027	A1	2,000,000	2,015,292
Total						1,011,589,042

Utilities 11.66%
Amelia County Industrial Development Authority–Waste Mgmt Inc VA AMT	1.45%		4/1/2027	A-	2,500,000	2,231,259
Bartow County Development Authority–Georgia Power Company	2.875%	#(b)	8/1/2043	BBB+	6,500,000	6,250,475
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	23,270,000	22,624,593
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2052	Baa1	25,780,000	24,091,908
California Pollution Control Financing Authority–Poseidon Resources†	5.00%		7/1/2039	Baa3	5,000,000	5,013,332
California Pollution Control Financing Authority–Poseidon Resources AMT†	5.00%		7/1/2037	Baa3	5,570,000	5,569,822
Central Plains Energy Project NE	2.50%	#(b)	12/1/2049	Aa1	8,650,000	8,256,364
Central Plains Energy Project NE	5.00%	#(b)	5/1/2054	Aa2	7,500,000	7,591,180
Chautauqua County Capital Resource Corp.–NRG Energy Inc NY	4.25%	#(b)	4/1/2042	BBB-	7,250,000	6,998,835
City of Chicago Wastewater Transmission Revenue IL	5.00%		1/1/2029	A+	4,335,000	4,396,271
City of Chicago Wastewater Transmission Revenue IL	5.00%		1/1/2030	A+	6,500,000	6,600,107
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2034	AA	6,275,000	6,436,694
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2035	AA	5,000,000	5,110,287
City of Chicago Waterworks Revenue IL (AGM)	5.25%		11/1/2030	AA	5,510,000	5,756,466
City of Houston Combined Utility System Revenue TX	5.00%		11/15/2026	AA	5,355,000	5,407,141
City of San Antonio Electric & Gas Systems Revenue TX	5.25%		2/1/2040	Aa2	8,550,000	9,017,826
Cleveland Department of Public Utilities Division of Public Power OH (AGM)	4.00%		11/15/2036	AA	1,000,000	940,440
Delaware State Economic Development Authority–NRG Energy Inc	1.25%	#(b)	10/1/2040	BBB-	7,500,000	6,819,643

See Notes to Financial Statements.	85

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Utilities (continued)
Delaware State Economic Development Authority–NRG Energy Inc	1.25%	#(b)	10/1/2045	BBB-	$20,300,000	$18,458,502
Development Authority of Appling County–Oglethorpe Power Corp GA	1.50%	#(b)	1/1/2038	BBB+	1,250,000	1,183,136
Development Authority of Burke County–Georgia Power Company	2.20%		10/1/2032	BBB+	1,000,000	768,264
Development Authority of Burke County–Georgia Power Company	3.875%	#(b)	10/1/2048	BBB+	8,750,000	8,569,368
Development Authority of Burke County–Georgia Power Company	5.06%	#(b)	9/1/2029	BBB+	1,500,000	1,500,000
Development Authority of Monroe County–Oglethorpe Power Corp GA	1.50%	#(b)	1/1/2039	BBB+	1,875,000	1,774,704
Florida Development Finance Corp.–Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	4,000,000	3,081,377
Guam Government Waterworks Authority	5.00%		7/1/2029	A-	1,000,000	1,001,941
Guam Government Waterworks Authority	5.00%		7/1/2036	A-	1,000,000	1,000,821
Illinois Municipal Electric Agency	5.00%		2/1/2032	A1	3,900,000	3,941,412
Indiana Municipal Power Agency	5.00%		1/1/2034	A+	4,000,000	4,184,016
Kansas Development Finance Authority	5.00%		5/1/2036	Aaa	9,765,000	10,754,748
Kentucky Municipal Power Agency	3.45%	#(b)	9/1/2042	Baa1	5,935,000	5,741,498
Kentucky Public Energy Authority	4.00%	#(b)	4/1/2048	A1	3,200,000	3,187,576
Kentucky Public Energy Authority	4.00%	#(b)	8/1/2052	A1	18,770,000	17,739,281
Long Beach Bond Finance Authority CA	5.20% (3 mo. USD LIBOR * .67 + 1.43%	)#	11/15/2026	A1	4,000,000	3,936,547
Long Island Power Authority NY	0.85%	#(b)	9/1/2050	A	6,000,000	5,588,731
Long Island Power Authority NY	1.65%	#(b)	9/1/2049	A	9,500,000	9,258,639
Long Island Power Authority NY	5.00%	#(b)	9/1/2052	A	8,000,000	8,261,902
Louisiana Local Government Environmental Facilities & Community Development Authority	0.875%	#(b)	2/1/2046	A+	16,000,000	15,198,730

86	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Utilities (continued)
Lower Colorado River Authority TX (AGM)	5.00%		5/15/2036	AA	$7,175,000	$7,604,592
Luzerne County Industrial Development Authority–Pennsylvania-Amern Wtr Co AMT	2.45%	#(b)	12/1/2039	A+	4,000,000	3,467,454
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-	58,250,000	54,938,563
Main Street Natural Gas, Inc. GA	4.00%	#(b)	9/1/2052	A3	30,235,000	28,559,700
Main Street Natural Gas, Inc. GA	5.00%	#(b)	12/1/2052	A3	19,240,000	19,213,476
Main Street Natural Gas, Inc. GA	5.00%	#(b)	12/1/2053	Aa1	10,000,000	10,119,909
Maricopa County Pollution Control Corp.–El Paso Electric Company AZ	3.60%		2/1/2040	Baa2	5,085,000	4,098,703
Maricopa County Pollution Control Corp.–El Paso Electric Company AZ	3.60%		4/1/2040	Baa2	3,870,000	3,114,783
Michigan Finance Authority	5.00%		7/1/2034	A+	4,200,000	4,250,259
Michigan Finance Authority	5.00%		7/1/2035	A+	1,925,000	1,943,197
Michigan Finance Authority (AGM)	5.00%		7/1/2037	AA	5,000,000	5,013,930
Missouri Joint Municipal Electric Utility Commission	5.00%		1/1/2025	A2	1,500,000	1,503,560
Montgomery County Industrial Development Authority–Constellation Energy Gen PA	4.10%	#(b)	4/1/2053	BBB	9,000,000	8,978,046
New York City Municipal Water Finance Authority NY	4.00%		6/15/2037	AA+	3,630,000	3,500,847
Northern California Energy Authority	4.00%	#(b)	7/1/2049	A2	7,500,000	7,479,580
Omaha Public Power District NE	5.00%		2/1/2029	AA	5,000,000	5,135,949
Patriots Energy Group Financing Agency SC	5.25%	#(b)	10/1/2054	A1	15,000,000	15,107,479
Pennsylvania Economic Development Financing Authority–Waste Mgmt Inc AMT	1.10%	#(b)	6/1/2031	A-	5,000,000	4,505,291
Philadelphia Gas Works Co. PA	5.00%		8/1/2026	A	1,000,000	1,012,723
Philadelphia Gas Works Co. PA	5.00%		8/1/2027	A	1,000,000	1,011,846
Philadelphia Gas Works Co. PA	5.00%		8/1/2029	A	1,700,000	1,748,384
Philadelphia Gas Works Co. PA	5.00%		8/1/2030	A	1,425,000	1,464,757
Philadelphia Gas Works Co. PA	5.00%		10/1/2033	A	2,390,000	2,420,863
Piedmont Municipal Power Agency SC	4.00%		1/1/2033	A-	7,300,000	6,908,135

See Notes to Financial Statements.	87

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		$10,955,000	$9,137,442
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2024	NR		3,430,000	3,436,695
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR		850,000	843,276
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR		5,000,000	4,960,450
Puerto Rico Electric Power Authority (AGM)	4.227% (3 mo. USD LIBOR * .67 + .52%	)#	7/1/2029	AA		5,720,000	5,374,848
Salt Verde Financial Corp. AZ	5.50%		12/1/2029	A3		5,100,000	5,267,677
Southeast Energy Authority A Cooperative District AL	5.50%	#(b)	1/1/2053	A1		5,000,000	5,133,584
Stockton Public Financing Authority CA (BAM)	5.00%		9/1/2024	AA		1,000,000	1,009,930
Tennergy Corp. TN	5.50%	#(b)	10/1/2053	Baa1		15,000,000	15,243,544
Tennessee Energy Acquisition Corp.	5.25%		9/1/2024	A2		8,940,000	8,966,640
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(e)	5,000,000	5,026,612
Texas Municipal Gas Acquisition & Supply Corp. I	5.25%		12/15/2023	A1		2,925,000	2,927,258
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1		9,825,000	10,032,257
Texas Municipal Power Agency (AGM)	3.00%		9/1/2034	AA		1,470,000	1,252,777
Texas Municipal Power Agency (AGM)	3.00%		9/1/2036	AA		5,250,000	4,267,416
Texas Water Development Board	3.00%		10/15/2033	AAA		4,000,000	3,592,109
Texas Water Development Board(f)	5.00%		10/15/2036	AAA		2,450,000	2,668,334
Texas Water Development Board(f)	5.00%		10/15/2038	AAA		5,000,000	5,373,828
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2032	A-	(e)	500,000	513,074
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2033	A-	(e)	900,000	923,372
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2035	A-	(e)	900,000	916,994
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2037	A-	(e)	675,000	681,082
Total							564,895,061
Total Municipal Bonds (cost $5,042,027,479)							4,768,500,445

88	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2023

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.99%

VARIABLE RATE DEMAND NOTES 0.99%

Corporate-Backed 0.07%
Columbia Industrial Development Board – Alabama Power Company	4.750%	10/2/2023	12/1/2037	A1	$3,500,000	$3,500,000

General Obligation 0.67%
City of New York NY GO	4.170%	10/2/2023	4/1/2042	AA	3,300,000	3,300,000
City of New York NY GO	4.170%	10/2/2023	4/1/2042	AA	3,640,000	3,640,000
City of New York NY GO	4.250%	10/2/2023	10/1/2046	AA	8,970,000	8,970,000
City of New York NY GO	4.750%	10/2/2023	3/1/2040	AA	16,650,000	16,650,000
Total						32,560,000

Tax Revenue 0.14%
New York City Transitional Finance Authority Future Tax Secured Revenue	4.800%	10/2/2023	5/1/2034	AAA	6,600,000	6,600,000

Utilities 0.11%
Development Authority of Appling County – Georgia Power Company	5.060%	10/2/2023	9/1/2041	BBB+	5,500,000	5,500,000
Total Short-Term Investments (cost $48,160,000)						48,160,000
Total Investments in Securities 99.42% (cost $5,090,187,479)						4,816,660,445
Other Assets and Liabilities – Net 0.58%						27,884,056
Net Assets 100.00%						$4,844,544,501

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
FHA	Insured by–Federal Housing Administration.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NATL	National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.

See Notes to Financial Statements.	89

Schedule of Investments (concluded)

INTERMEDIATE TAX FREE FUND September 30, 2023

SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $318,298,252, which represents 6.57% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	This investment has been rated by Fitch IBCA.
(f)	Securities purchased on a when-issued basis (See Note 2(g)).
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$544,784,514	$10,273,845	$555,058,359
Health Care	–	544,499,647	1,346,500	545,846,147
Remaining Industries	–	3,667,595,939	–	3,667,595,939
Short-Term Investments
Variable Rate Demand Notes	–	48,160,000	–	48,160,000
Total	$–	$4,805,040,100	$11,620,345	$4,816,660,445

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

90	See Notes to Financial Statements.

Schedule of Investments

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

LONG-TERM INVESTMENTS 100.36%

MUNICIPAL BONDS 100.36%

Building & Construction 0.28%
Virginia College Building Authority	4.00%		2/1/2043	AA+	$11,000,000	$10,110,344

Corporate-Backed 9.16%
Arkansas Development Finance Authority–Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2	11,000,000	9,982,986
Arkansas Development Finance Authority AMT	5.70%		5/1/2053	BB-	4,600,000	4,415,908
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	5,300,000	5,153,001
California Pollution Control Financing Authority–Poseidon Resources AMT†	5.00%		11/21/2045	Baa3	18,025,000	17,211,139
California Pollution Control Financing Authority–Waste Mgmt Inc AMT	4.30%		7/1/2040	A-	2,575,000	2,505,859
Chandler Industrial Development Authority–Intel Corporation AZ AMT	5.00%	#(b)	9/1/2052	A	11,000,000	11,126,230
Chandler Industrial Development Authority–Intel Corporation AZ AMT	4.10%	#(b)	12/1/2037	A2	3,500,000	3,426,527
City of Farmington–Public Service Co of NM	3.90%	#(b)	6/1/2040	BBB	5,000,000	4,855,888
City of Valparaiso–Pratt Paper LLC IN AMT	7.00%		1/1/2044	NR	2,000,000	2,013,186
City of Whiting–BP Prods North America IN AMT	3.00%		11/1/2051	A2	5,000,000	3,418,850
Florida Development Finance Corp.–Waste pro USA Inc AMT†	6.125%	#(b)	7/1/2032	NR	4,500,000	4,478,784
Hoover Industrial Development Board–US Steel Corporation AL AMT	5.75%		10/1/2049	BB-	1,100,000	1,079,631
Indiana Finance Authority–US Steel Corporation	4.125%		12/1/2026	BB-	1,625,000	1,588,907
Iowa Finance Authority–Howmet Aerospace Inc	4.75%		8/1/2042	BB+	5,000,000	4,596,307
Iowa Finance Authority–Iowa Fertilizer Co LLC	4.00%	#(b)	12/1/2050	BBB-	4,600,000	4,297,111
Iowa Finance Authority–Iowa Fertilizer Co LLC	5.00%	#(b)	12/1/2050	BBB-	23,150,000	22,454,380
Iowa Finance Authority–Iowa Fertilizer Co LLC	5.00%		12/1/2050	BBB-	24,985,000	23,910,540

See Notes to Financial Statements.	91

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Corporate-Backed (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority–Entergy Louisiana LLC	2.50%		4/1/2036	A	$8,390,000	$6,360,140
Love Field Airport Modernization Corp.–Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	3,345,000	3,330,062
Maricopa County Pollution Control Corp.–Southern CA Edison Co AZ	2.40%		6/1/2035	A2	13,755,000	10,180,468
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	855,000	513,000
Mission Economic Development Corp.–Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	5,250,000	5,034,678
New Hampshire Business Finance Authority–Covanta Holding Corp AMT†	4.875%		11/1/2042	B	5,000,000	4,264,558
New Hampshire Business Finance Authority–New York St Elec & Gas AMT	4.00%		12/1/2028	A-	5,000,000	4,817,482
New Jersey Economic Development Authority–United Airlines Inc	5.25%		9/15/2029	BB-	6,750,000	6,732,760
New York City Industrial Development Agency–TRIPS Oblig Group NY	5.00%		7/1/2028	BBB+	9,490,000	9,379,739
New York Liberty Development Corp.	3.00%		11/15/2051	A+	11,795,000	7,793,169
New York Liberty Development Corp.–7 World Trade Center Ii	3.125%		9/15/2050	Aaa	5,000,000	3,424,796
New York Liberty Development Corp.–7 World Trade Center II	3.00%		9/15/2043	Aaa	27,780,000	20,021,896
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	3.125%	#(b)	12/1/2044	B+	3,000,000	2,854,159
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	5.125%	#(b)	9/1/2050	B1	1,000,000	987,087
New York Transportation Development Corp.–American Airlines Inc AMT	5.25%		8/1/2031	B+	885,000	895,881
New York Transportation Development Corp.–American Airlines Inc AMT	5.375%		8/1/2036	B+	1,500,000	1,469,550
Niagara Area Development Corp.–Covanta Holding Corp NY†	3.50%		11/1/2024	B	2,500,000	2,454,657
Niagara Area Development Corp.–Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	5,000,000	4,195,206
Ohio Air Quality Development Authority–American Electric Pwr Co AMT	2.10%	#(b)	4/1/2028	BBB+	6,495,000	6,274,562
Ohio Air Quality Development Authority–American Electric Pwr Co AMT	2.10%	#(b)	7/1/2028	BBB+	5,000,000	4,830,301
Ohio Air Quality Development Authority–AMG Vanadium LLC AMT†	5.00%		7/1/2049	B-	8,360,000	7,048,839

92	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Corporate-Backed (continued)
Parish of St. James–Nustar Logistics LP LA†	5.85%	#(b)	8/1/2041	BB-	$1,000,000	$1,016,019
Parish of St. James–Nustar Logistics LP LA†	6.10%	#(b)	12/1/2040	BB-	3,250,000	3,435,094
Parish of St. James–Nustar Logistics LP LA†	6.35%		7/1/2040	BB-	3,250,000	3,461,634
Parish of St. James–Nustar Logistics LP LA†	6.35%		10/1/2040	BB-	2,500,000	2,662,796
Parish of St. John the Baptist–Marathon Oil Corporation LA	2.10%	#(b)	6/1/2037	BBB-	8,000,000	7,853,311
Parish of St. John the Baptist–Marathon Oil Corporation LA	4.05%	#(b)	6/1/2037	BBB-	7,750,000	7,615,383
Pennsylvania Economic Development Financing Authority–Covanta Holding Corp AMT†	3.25%		8/1/2039	B	5,535,000	3,880,921
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	3,050,000	2,903,667
Port Beaumont Navigation District–Jefferson 2020 Bond Oblig TX AMT†	3.00%		1/1/2050	NR	5,500,000	3,027,569
Port of Seattle Industrial Development Corp.–Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BB+	6,090,000	6,090,438
Public Finance Authority–Ameream LLC WI†	5.00%		12/1/2027	NR	1,455,000	1,322,900
Public Finance Authority–Ameream LLC WI†	6.50%		12/1/2037	NR	3,000,000	2,666,981
Public Finance Authority–Celanese US Holdings LLC WI	4.05%		11/1/2030	BBB-	500,000	475,685
Public Finance Authority–Celanese US Holdings LLC WI AMT	5.00%		1/1/2024	BBB-	5,000,000	5,004,491
Public Finance Authority–TRIPS Oblig Group WI AMT	5.00%		7/1/2042	BBB+	15,055,000	13,958,260
Selma Industrial Development Board–International Paper Co AL	2.00%	#(b)	11/1/2033	BBB	2,000,000	1,954,357
South Carolina Jobs–Economic Development Authority–International Paper Co AMT	4.00%	#(b)	4/1/2033	BBB	5,250,000	5,204,549
Sumter County Industrial Development Authority–Enviva Inc AL AMT	6.00%	#(b)	7/15/2052	B-	10,000,000	7,036,890
Tuscaloosa County Industrial Development Authority–Hunt Refining Company AL†	4.50%		5/1/2032	NR	3,185,700	2,912,813
Tuscaloosa County Industrial Development Authority–Hunt Refining Company AL†	5.25%		5/1/2044	NR	5,000,000	4,357,349
Virginia Small Business Financing Authority–Covanta Holding Corp AMT†	5.00%	#(b)	1/1/2048	B	910,000	811,035
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	4,900,000	3,724,000	(d)
West Virginia Economic Development Authority–Kentucky Power Co AMT	4.70%	#(b)	4/1/2036	Baa3	3,000,000	2,973,542
Williamsburg Economic Development Authority VA	5.25%		7/1/2053	NR	2,500,000	2,603,049
Total						336,330,957

See Notes to Financial Statements.	93

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Education 7.95%
Brunswick City School District OH(e)	5.50%	12/1/2060	A1		$11,000,000	$11,497,662
Build NYC Resource Corp.–Kipp NYC Public Chtr Schs NY	5.25%	7/1/2052	BBB-		4,000,000	3,852,198
California Educational Facilities Authority–Chapman University	5.00%	4/1/2045	A2		5,000,000	5,008,784
California School Finance Authority–Green Dot Public Schs Oblig†	5.00%	8/1/2045	BBB-		1,500,000	1,387,938
California School Finance Authority–Kipp Socal Pub Schs Oblig†	5.00%	7/1/2047	BBB		2,050,000	1,935,168
Camden County Improvement Authority–Kipp Cooper Norcross Oblig NJ	6.00%	6/15/2062	BBB		2,540,000	2,625,626
Capital Trust Agency, Inc.–Advantage Admy Oblig Grp FL	5.00%	12/15/2049	Baa3		1,000,000	866,504
Capital Trust Agency, Inc.–Advantage Admy Oblig Grp FL	5.00%	12/15/2054	Baa3		1,030,000	876,891
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(f)	7,250,000	7,601,106
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,504,355
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		15,510,000	12,082,360
Chicago Board of Education IL GO	5.00%	12/1/2044	BB+		1,750,000	1,606,827
City of Waltham MA GO	2.00%	10/15/2035	Aa2		4,920,000	3,672,765
City of Waltham MA GO	2.00%	10/15/2036	Aa2		5,015,000	3,619,704
Clifton Higher Education Finance Corp.–Intl American Edu Fed TX (PSF GTD)	3.00%	8/15/2051	Aaa		5,750,000	3,669,460
Connecticut State Health & Educational Facilities Authority–Quinnipiac University	5.25%	7/1/2053	A-		15,000,000	15,142,146
Dutchess County Local Development Corp.–Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	967,319
Florida Higher Educational Facilities Financial Authority–Nova Southeastern Univ	5.00%	4/1/2033	A-		1,475,000	1,495,261
Florida Higher Educational Facilities Financial Authority–Nova Southeastern Univ	5.00%	4/1/2036	A-		2,000,000	2,022,884
Illinois Finance Authority	4.00%	9/1/2037	Ba2		3,135,000	2,508,258
Illinois Finance Authority	4.00%	9/1/2039	Ba2		4,295,000	3,314,835
Illinois Finance Authority–Illinois Inst of Tech	5.00%	9/1/2040	Ba2		2,020,000	1,758,573
Illinois Finance Authority–University of Chicago	5.25%	5/15/2048	Aa2		7,500,000	7,843,691

94	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Education (continued)
Illinois Finance Authority–University of Chicago	5.25%	5/15/2054	Aa2	$16,350,000	$17,017,274
Iowa Higher Education Loan Authority–Des Moines Univ Osteopath	5.00%	10/1/2038	BBB+	2,730,000	2,700,929
Iowa Higher Education Loan Authority–Des Moines Univ Osteopath	5.00%	10/1/2039	BBB+	2,870,000	2,820,660
Iowa Higher Education Loan Authority–Des Moines Univ Osteopath	5.00%	10/1/2040	BBB+	3,535,000	3,451,025
Iowa Higher Education Loan Authority–Des Moines Univ Osteopath	5.00%	10/1/2047	BBB+	1,800,000	1,687,328
Louisiana Public Facilities Authority	4.00%	4/1/2050	A+	11,540,000	9,607,233
Massachusetts Development Finance Agency–Boston University	5.00%	10/1/2048	Aa3	4,650,000	4,811,695
Massachusetts Development Finance Agency–Suffolk University	5.00%	7/1/2032	Baa2	3,750,000	3,796,895
Massachusetts Development Finance Agency–Suffolk University	5.00%	7/1/2033	Baa2	1,250,000	1,263,378
Massachusetts Development Finance Agency–Suffolk University	5.00%	7/1/2034	Baa2	1,600,000	1,614,150
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd–Lipscomb University Oblig TN	5.25%	10/1/2058	BBB-	6,065,000	5,445,990
Miami-Dade County Educational Facilities Authority–University of Miami FL	5.00%	4/1/2053	A2	5,000,000	4,945,395
Middlesex County Improvement Authority NJ(e)	5.00%	8/15/2053	Aa3	15,000,000	15,486,995
Montebello Unified School District CA GO (AGM)	5.50%	8/1/2047	AA	6,500,000	6,863,200
New Jersey Educational Facilities Authority(g)	5.25%	9/1/2053	A2	2,100,000	2,165,021
New York State Dormitory Authority–Icahn Sch of Med Mt Sinai	5.00%	7/1/2040	A-	5,000,000	4,941,270
New York State Dormitory Authority–The New School	4.00%	7/1/2047	A3	4,370,000	3,512,831
New York State Dormitory Authority–The New School	4.00%	7/1/2052	A3	3,500,000	2,732,955
New York State Dormitory Authority–Touro Clg & Univ Sys Oblig	5.50%	1/1/2039	NR	2,450,000	2,479,135
New York State Dormitory Authority–Yeshiva University	5.00%	7/15/2042	BBB-	3,720,000	3,514,582

See Notes to Financial Statements.	95

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Education (continued)
New York State Dormitory Authority–Yeshiva University	5.00%		7/15/2050	BBB-	$8,000,000	$7,263,650
Ohio Higher Educational Facility Commission(e)	5.25%		10/1/2053	AA-	11,500,000	11,900,988
Ohio Higher Educational Facility Commission–Oberlin College	5.25%		10/1/2053	AA-	2,680,000	2,773,448
Ohio State University	4.00%		12/1/2048	Aa1	5,350,000	4,753,114
Onondaga County Trust for Cultural Resources–Syracuse University NY	5.00%		12/1/2043	AA-	8,000,000	8,270,195
Private Colleges & Universities Authority–Savannah Clg Art/Design GA	4.00%		4/1/2044	A2	6,205,000	5,500,052
Public Finance Authority–Wingate University WI	5.25%		10/1/2038	BBB-	2,220,000	2,083,477
Public Finance Authority–Wingate University WI	5.25%		10/1/2043	BBB-	1,000,000	900,405
Rhode Island Health & Educational Building Corp.–Providence College	5.00%		11/1/2053	A	12,975,000	12,802,519
Town of Davie–Nova Southeastern Univ FL	5.00%		4/1/2048	A-	3,000,000	2,932,722
University of California	3.00%		5/15/2051	AA-	11,090,000	7,543,155
University of Connecticut	5.25%		11/15/2047	Aa3	8,080,000	8,303,855
University of Illinois (AGM)	4.00%		4/1/2038	AA	4,965,000	4,519,709
University of North Carolina at Wilmington	5.00%		6/1/2037	A1	7,055,000	7,094,584
Vermont Educational & Health Buildings Financing Agency–Middlebury College	4.00%		11/1/2050	AA	4,625,000	4,068,179
West Virginia Economic Development Authority–Wheeling Power Co AMT	3.00%	#(b)	6/1/2037	A-	2,800,000	2,575,116
Total						292,003,424

Energy 0.98%
Main Street Natural Gas, Inc. GA	5.00%		5/15/2038	A2	3,745,000	3,631,481
New Mexico Municipal Energy Acquisition Authority	5.00%	#(b)	11/1/2039	Aa1	10,000,000	10,007,227
PEFA, Inc. IA	5.00%	#(b)	9/1/2049	A3	22,340,000	22,292,231
Total						35,930,939

Financial Services 0.12%
Massachusetts Educational Financing Authority AMT	4.125%		7/1/2046	BBB	5,755,000	4,546,135

96	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation 17.04%
Black Belt Energy Gas District AL	5.25%	#(b)	2/1/2053	A1	$7,500,000	$7,614,376
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1	27,425,000	27,377,991
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	5,000,000	4,118,927	(d)
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	2,000,000	2,023,345
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	2,070,000	2,090,056
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,000,000	1,007,755
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	1,250,000	1,260,702
Chicago Board of Education IL GO	5.00%		12/1/2046	BB+	2,000,000	1,813,901
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	1,100,000	1,128,395
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	1,200,000	1,260,970
City of Chicago IL GO	4.00%		1/1/2032	BBB+	9,500,000	8,999,169
City of Chicago IL GO	4.00%		1/1/2035	BBB+	4,610,000	4,216,065
City of Chicago IL GO	5.00%		1/1/2026	BBB+	6,145,000	6,250,175
City of Chicago IL GO	5.50%		1/1/2034	BBB+	2,400,000	2,419,188
City of Chicago IL GO	5.50%		1/1/2037	BBB+	3,245,000	3,261,329
City of Chicago IL GO	5.50%		1/1/2039	BBB+	2,125,000	2,185,091
City of Chicago IL GO	5.50%		1/1/2040	BBB+	2,500,000	2,501,551
City of Chicago IL GO	5.50%		1/1/2042	BBB+	5,000,000	4,968,639
City of Chicago IL GO	5.50%		1/1/2049	BBB+	18,265,000	18,322,003
City of Chicago IL GO	6.00%		1/1/2038	BBB+	19,430,000	20,182,287
City of New York NY GO	5.00%		8/1/2051	Aa2	7,275,000	7,395,830
City of New York NY GO	5.25%		9/1/2043	AA	6,500,000	6,820,187
City of New York NY GO	5.50%		5/1/2046	AA	2,675,000	2,840,306
City of New York NY GO TCRS (BAM)	3.00%		3/1/2051	AA	5,000,000	3,426,329
City of Philadelphia PA GO	5.00%		8/1/2036	A1	8,990,000	9,307,368
City of Philadelphia PA GO	5.00%		8/1/2037	A1	3,250,000	3,348,696
Commonwealth of Pennsylvania GO	4.00%		9/15/2030	Aa3	10,000,000	9,991,017
Commonwealth of Pennsylvania GO	4.00%		3/1/2037	Aa3	4,255,000	4,144,073
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR	1,744,953	907,376
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	5,034,693	4,239,106
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	15,000,000	11,611,917
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	5,160,996	5,216,568
County of Anne Arundel MD GO	3.00%		10/1/2044	AAA	7,415,000	5,424,387
County of Cook IL GO	5.00%		11/15/2030	A+	1,000,000	1,029,809
County of Cook IL GO	5.00%		11/15/2035	A+	1,000,000	1,017,186
County of Luzerne PA GO (AGM)	5.00%		11/15/2029	AA	4,215,000	4,271,605

See Notes to Financial Statements.	97

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation (continued)
County of Pasco FL (AGM)	5.75%		9/1/2054	AA	$4,770,000	$5,077,537
Forney Independent School District TX GO (PSF GTD)	3.00%		2/15/2045	AAA	6,050,000	4,249,018
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2048	Baa2	5,000,000	4,717,954
Hudson Yards Infrastructure Corp. NY	4.00%		2/15/2044	AA	9,400,000	8,378,518
Irvine Unified School District CA Special Tax (BAM)	5.00%		9/1/2056	AA	500,000	508,379
King County Public Hospital District No. 4 WA GO	5.00%		12/1/2038	NR	5,000,000	4,641,512
Louisiana Stadium & Exposition District	5.00%		7/1/2048	A2	4,750,000	4,790,631
Louisiana Stadium & Exposition District	5.25%		7/1/2053	A2	15,715,000	16,069,677
Main Street Natural Gas, Inc. GA	5.00%		5/15/2027	A2	4,500,000	4,484,079
Main Street Natural Gas, Inc. GA	5.00%		5/15/2029	A2	2,940,000	2,921,342
Main Street Natural Gas, Inc. GA	5.00%	#(b)	6/1/2053	A3	9,000,000	8,930,810
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	A1	2,000,000	2,068,274
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	A1	3,980,000	4,106,116
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	A1	4,000,000	4,122,288
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	A1	5,000,000	5,140,664
Metropolitan Pier & Exposition Authority IL	4.00%		6/15/2050	A	17,665,000	14,334,252
New Jersey Economic Development Authority	5.25%		11/1/2047	A2	7,835,000	8,117,713
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2029	A2	15,365,000	11,777,853
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2048	A2	5,000,000	5,064,847
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2041	A2	6,250,000	6,600,549
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2042	A2	2,000,000	2,100,908
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2051	AAA	10,000,000	8,726,365
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		2/1/2044	AAA	15,000,000	15,399,882

98	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2045	AAA	$7,500,000	$8,026,787
New York State Dormitory Authority	4.00%	3/15/2047	AA+	5,705,000	5,063,789
New York State Thruway Authority	3.00%	3/15/2048	AA+	14,435,000	10,276,223
New York State Thruway Authority	3.00%	3/15/2049	AA+	7,085,000	4,996,039
Pennsylvania Economic Development Financing Authority AMT	5.25%	6/30/2053	Baa2	10,000,000	9,763,829
Pennsylvania Economic Development Financing Authority AMT	6.00%	6/30/2061	Baa2	29,865,000	31,552,611
San Diego Public Facilities Financing Authority CA	4.00%	10/15/2048	AA-	4,600,000	4,241,308
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%	7/1/2044	AA+	6,505,000	4,820,759
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2042	A+	4,000,000	4,031,763
School District of Philadelphia PA GO	4.00%	9/1/2038	A1	2,200,000	1,966,217
School District of Philadelphia PA GO	4.00%	9/1/2039	A1	5,600,000	5,011,434
School District of Philadelphia PA GO	5.00%	9/1/2037	A1	1,200,000	1,201,861
Southwest Local School District/Hamilton County OH GO	4.00%	1/15/2055	Aa2	7,000,000	5,812,819
St. Louis County Reorganized School District No. R-6 MO GO	3.35%	2/1/2037	NR	6,350,000	5,401,683
St. Louis County Reorganized School District No. R-6 MO GO	3.40%	2/1/2038	NR	6,150,000	5,153,664
State of California GO	4.00%	9/1/2037	Aa2	5,000,000	4,846,315
State of California GO	5.00%	8/1/2038	Aa2	3,700,000	3,793,573
State of California GO	5.25%	8/1/2032	Aa2	7,500,000	7,692,481
State of California GO	5.25%	10/1/2050	Aa2	7,500,000	7,983,352
State of Connecticut GO	3.00%	1/15/2034	AA-	7,475,000	6,530,567
State of Connecticut GO	4.00%	6/15/2037	AA-	975,000	945,210
State of Connecticut GO	5.00%	4/15/2036	AA-	1,150,000	1,208,838
State of Connecticut GO	5.00%	6/15/2038	AA-	1,000,000	1,026,111
State of Connecticut GO	5.00%	4/15/2039	AA-	1,650,000	1,706,478
State of Illinois GO	4.00%	10/1/2032	A-	2,000,000	1,949,967
State of Illinois GO	4.00%	10/1/2033	A-	2,500,000	2,416,774
State of Illinois GO	4.00%	10/1/2038	A-	2,500,000	2,244,687
State of Illinois GO	4.00%	10/1/2039	A-	7,500,000	6,646,227
State of Illinois GO	5.00%	1/1/2035	A-	6,200,000	6,233,451

See Notes to Financial Statements.	99

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation (continued)
State of Illinois GO	5.00%		12/1/2035	A-	$2,145,000	$2,171,070
State of Illinois GO	5.00%		5/1/2038	A-	4,515,000	4,527,116
State of Illinois GO	5.00%		1/1/2041	A-	3,580,000	3,432,053
State of Illinois GO	5.50%		5/1/2030	A-	4,095,000	4,365,474
State of Illinois GO	5.50%		5/1/2039	A-	8,250,000	8,611,819
State of Illinois GO	5.50%		10/1/2039	A-	6,000,000	6,328,264
State of Illinois GO	5.50%		3/1/2042	A-	5,250,000	5,481,382
State of Illinois GO	5.50%		3/1/2047	A-	10,950,000	11,356,074
State of Illinois GO	5.50%		5/1/2047	A-	11,165,000	11,590,571
State of Illinois GO	5.75%		5/1/2045	A-	2,600,000	2,712,037
Tennessee Energy Acquisition Corp.	5.00%	#(b)	5/1/2053	A2	17,600,000	17,566,196
Tuscaloosa City Board of Education AL	5.00%		8/1/2046	AA-	5,000,000	5,172,486
Union County Utilities Authority–Covanta Union LLC NJ GTD AMT	4.75%		12/1/2031	AA+	3,920,000	3,922,322
Washington & Multnomah Counties School District No. 48J Beaverton OR GO	5.00%		6/15/2036	AA+	8,000,000	8,263,670
Washington State Convention Center Public Facilities District	5.00%		7/1/2048	Baa1	7,000,000	6,784,191
Washington Township Health Care District CA GO	5.50%		8/1/2053	A2	2,000,000	2,149,912
Wilkes-Barre Area School District PA GO (BAM)	5.00%		4/15/2059	AA	2,500,000	2,480,836
Total						625,783,133

Health Care 12.29%
Allegheny County Hospital Development Authority PA	4.00%		4/1/2037	A	3,120,000	2,776,497
Antelope Valley Healthcare District CA	5.00%		3/1/2041	BBB	3,000,000	2,730,647	(d)
Antelope Valley Healthcare District CA	5.00%		3/1/2046	BBB	2,615,000	2,271,903	(d)
Berks County Industrial Development Authority–Tower Health Oblig Group PA	4.00%		11/1/2038	B	5,000,000	2,858,223
Berks County Industrial Development Authority–Tower Health Oblig Group PA	5.00%		11/1/2036	B	5,000,000	2,867,594
Berks County Municipal Authority–Tower Health Oblig Group PA	5.00%	#(b)	2/1/2040	B	2,680,000	1,920,521
Berks County Municipal Authority–Tower Health Oblig Group PA	5.00%	#(b)	2/1/2040	B	605,000	360,109
Berks County Municipal Authority–Tower Health Oblig Group PA	5.00%		11/1/2044	B	10,055,000	5,739,703

100	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Health Care (continued)
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%	12/1/2045	BB	$2,000,000	$1,661,061
California Health Facilities Financing Authority–Children’s Hosp La Oblig	5.00%	8/15/2047	BBB	3,025,000	2,874,586
California Health Facilities Financing Authority–City of Hope Oblig Group	4.00%	11/15/2045	A	7,050,000	6,036,125
California Municipal Finance Authority–Cmnty Hosps Ctrl Grp	5.00%	2/1/2047	A3	6,940,000	6,864,265
California Municipal Finance Authority–Cmnty Hosps Ctrl Grp (AGM)	4.00%	2/1/2051	AA	8,900,000	7,561,909
California Statewide Communities Development Authority–Cedars-Sinai Med Ctr Oblig	4.00%	7/1/2048	AA-	4,500,000	3,929,905
California Statewide Communities Development Authority–Eskaton Pptys Inc Oblig Gp	5.25%	11/15/2034	BBB-	1,875,000	1,816,592
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig†	5.25%	12/1/2043	BB	4,510,000	4,273,296
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig	5.50%	12/1/2054	BB	6,875,000	6,698,018
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig†	5.50%	12/1/2058	BB	3,375,000	3,210,687
City of Minneapolis–Fairview Hlth Svcs Oblig MN	5.00%	11/15/2049	BBB+	5,400,000	5,232,670
City of Seneca–Nemaha Valley Cmnty Hosp KS	5.00%	9/1/2025	NR	4,000,000	3,972,503
Colorado Health Facilities Authority–Adventhealth Oblig Group	4.00%	11/15/2043	AA	20,000,000	18,031,192
Colorado Health Facilities Authority–Commonspirit Hlth Oblig	4.00%	8/1/2038	A-	1,875,000	1,678,940
Colorado Health Facilities Authority–Commonspirit Hlth Oblig	5.00%	8/1/2044	A-	3,000,000	2,920,908
Connecticut State Health & Educational Facilities Authority–Nuvance Health Oblig Grp	4.00%	7/1/2041	BBB	10,920,000	8,935,410
County of Cuyahoga–The Metrohealth System OH	5.00%	2/15/2057	BBB	2,000,000	1,757,902

See Notes to Financial Statements.	101

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Health Care (continued)
County of Cuyahoga–The Metrohealth System OH	5.50%	2/15/2052	BBB	$8,925,000	$8,450,867
County of Cuyahoga–The Metrohealth System OH	5.50%	2/15/2057	BBB	5,250,000	4,903,994
County of Montgomery–Dayton Childrens Hosp Oblig OH	4.00%	8/1/2051	A1	7,000,000	5,724,203
County of Montgomery–Premier Hlth Partners Oblig OH	4.00%	11/15/2042	Baa1	10,800,000	8,860,690
County of Muskingum–Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2044	BB+	2,650,000	2,278,297
Crawford County Hospital Authority–Meadville Med Ctr Oblig PA	6.00%	6/1/2046	NR	950,000	938,473
Crawford County Hospital Authority–Meadville Med Ctr Oblig PA	6.00%	6/1/2051	NR	1,115,000	1,070,590
Cumberland County Municipal Authority–Penn State Health Oblig Grp	3.00%	11/1/2038	A	4,315,000	3,200,579
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	700,000	693,933
Duluth Economic Development Authority–Essentia Health Oblig Grp MN	5.25%	2/15/2053	A-	2,870,000	2,729,584
Duluth Economic Development Authority–Essentia Health Oblig Grp MN	5.25%	2/15/2058	A-	22,000,000	20,493,004
Duluth Economic Development Authority–St Lukes Hosp Duluth Oblig MN	5.25%	6/15/2052	BBB-	5,000,000	4,543,410
Genesee County Funding Corp.–Rochester Regl Health Oblig NY	5.25%	12/1/2052	BBB+	4,000,000	3,856,986
Greenville Health System–Prisma Health Oblig Grp SC	5.00%	5/1/2034	A	3,970,000	3,886,239
Hampton Roads Transportation–Christus Health Oblig Group VA(e)	5.00%	7/1/2053	A1	9,550,000	9,284,023
Hospitals & Higher Education Facilities Authority of Philadelphia–Temple Univ Hlth Oblig Grp PA	5.00%	7/1/2031	BBB	1,000,000	1,001,659
Hospitals & Higher Education Facilities Authority of Philadelphia–Temple Univ Hlth Oblig Grp PA	5.00%	7/1/2032	BBB	1,000,000	1,000,927
Hospitals & Higher Education Facilities Authority of Philadelphia–Temple Univ Hlth Oblig Grp PA	5.00%	7/1/2033	BBB	2,950,000	2,951,473
Illinois Finance Authority–Univ Chicago Med Ctr Og	5.00%	8/15/2052	AA-	15,000,000	14,672,787
Lee Memorial Hlth Sys Oblig FL	4.00%	4/1/2049	A+	5,500,000	4,621,098

102	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care (continued)
Louisville/Jefferson County Metropolitan Government–Norton Healthcare Oblig KY	5.00%	10/1/2041	A+	(f)	$3,200,000	$3,236,920
Martin County Health Facilities Authority–Cleveland Clinic Hlth Oblig FL	4.00%	1/1/2046	AA		5,000,000	4,348,412
Maryland Health & Higher Educational Facilities Authority–Adventist Hlthcare Oblig	5.00%	1/1/2036	Baa3		3,290,000	3,235,177
Maryland Health & Higher Educational Facilities Authority–Adventist Hlthcare Oblig	5.50%	1/1/2046	Baa3		16,615,000	16,159,270
Maryland Health & Higher Educational Facilities Authority–Doctors Hosp Inc Oblig Grp	5.00%	7/1/2038	A3		7,080,000	6,762,313
Maryland Health & Higher Educational Facilities Authority–Mercy Medical Center Oblig	5.00%	7/1/2036	BBB+		1,320,000	1,325,786
Maryland Health & Higher Educational Facilities Authority–Mercy Medical Center Oblig	5.00%	7/1/2038	BBB+		2,250,000	2,194,280
Massachusetts Development Finance Agency–Boston Med Ctr Oblig Grp	5.00%	7/1/2031	BBB		1,980,000	2,030,930
Massachusetts Development Finance Agency–Boston Med Ctr Oblig Grp	5.00%	7/1/2035	BBB		5,115,000	5,160,800
Massachusetts Development Finance Agency–Boston Med Ctr Oblig Grp	5.25%	7/1/2048	BBB		2,600,000	2,563,350
Massachusetts Development Finance Agency–Boston Med Ctr Oblig Grp	5.25%	7/1/2052	BBB		2,500,000	2,442,891
Massachusetts Development Finance Agency–Wellforce Oblig Group	4.00%	7/1/2035	BBB-		2,000,000	1,751,374
Massachusetts Development Finance Agency–Wellforce Oblig Group	5.00%	7/1/2039	BBB-		2,685,000	2,486,095
Michigan State Hospital Finance Authority–Ascension Hlth Credit Grp	5.00%	11/15/2047	AA+		4,000,000	3,975,164
Montana Facility Finance Authority–Kalispell Regl Med Ctr Oblig	5.00%	7/1/2043	BBB		4,000,000	3,687,098
Montana Facility Finance Authority–Kalispell Regl Med Ctr Oblig	5.00%	7/1/2048	BBB		5,760,000	5,160,093
Montgomery County Higher Education & Health Authority–Thomas Jefferson Univ Oblig PA	4.00%	9/1/2049	A		3,960,000	3,294,046
Nassau County Local Economic Assistance Corp.–Catholic Hlth Lng Isl Oblig NY	5.00%	7/1/2029	A-		1,000,000	1,004,779
Nassau County Local Economic Assistance Corp.–Catholic Hlth Lng Isl Oblig NY	5.00%	7/1/2030	A-		580,000	582,329

See Notes to Financial Statements.	103

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care (continued)
Nassau County Local Economic Assistance Corp.–Catholic Hlth Lng Isl Oblig NY	5.00%	7/1/2031	A-		$1,620,000	$1,625,297
Nassau County Local Economic Assistance Corp.–Catholic Hlth Lng Isl Oblig NY	5.00%	7/1/2034	A-		1,100,000	1,102,488
Nebraska Educational Health Cultural & Social Services Finance Authority–Immanuel Retire Comm Oblig	4.00%	1/1/2044	AA	(f)	3,500,000	2,934,826
Nebraska Educational Health Cultural & Social Services Finance Authority–Immanuel Retire Comm Oblig	4.00%	1/1/2049	AA	(f)	6,500,000	5,286,720
New Jersey Health Care Facilities Financing Authority–St Joseph’s Hlthcr Oblig	4.00%	7/1/2048	BBB-		8,000,000	6,348,305
New York State Dormitory Authority–Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2031	BBB-		1,300,000	1,231,765
New York State Dormitory Authority–Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2040	BBB-		1,300,000	1,164,047
New York State Dormitory Authority–Montefiore Oblig Grp	4.00%	8/1/2036	BBB-		1,450,000	1,315,589
New York State Dormitory Authority–Montefiore Oblig Grp	4.00%	8/1/2038	BBB-		4,725,000	4,133,674
New York State Dormitory Authority–Montefiore Oblig Grp	5.00%	8/1/2028	BBB-		3,055,000	3,064,745
New York State Dormitory Authority–Northwell Hlth Oblig Grp	5.00%	5/1/2037	A-		7,450,000	7,460,715
New York State Dormitory Authority–Northwell Hlth Oblig Grp	5.00%	5/1/2052	A-		8,085,000	8,069,852
New York State Dormitory Authority–Northwell Hlth Oblig Grp(e)	5.00%	5/1/2052	A-		33,500,000	33,437,234
Niagara Area Development Corp.–Catholic Hlth Sys Oblig NY	5.00%	7/1/2052	B-		1,500,000	1,120,265
Oklahoma Development Finance Authority–OU Medicine Oblig Grp	5.50%	8/15/2052	BB-		10,015,000	8,970,594
Orange County Health Facilities Authority–Orlando Hlth Oblig Group FL	5.00%	10/1/2053	A+		4,000,000	3,959,191
Oregon State Facilities Authority–Providence St Joseph Oblig	5.00%	10/1/2045	A		7,000,000	6,688,296
Palomar Health CA–Palomar Health Oblig Grp	5.00%	11/1/2036	BBB		11,025,000	10,857,184
Palomar Health CA–Palomar Health Oblig Grp	5.00%	11/1/2039	BBB		8,240,000	7,778,511
Pennsylvania Economic Development Financing Authority–UPMC Oblig Group	4.00%	5/15/2048	A		3,500,000	2,965,655

104	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Health Care (continued)
Public Finance Authority–Moses Cone Hospital Oblig Gp WI	5.00%	10/1/2052	AA-	$8,750,000	$8,392,177
Public Finance Authority–Proton Intl Alabama LLC WI†(c)	6.85%	10/1/2047	NR	1,410,000	846,000	(d)
Roanoke Economic Development Authority–Carilion Clinic VA Oblig Grp	3.00%	7/1/2045	AA-	12,950,000	9,057,844
Savannah Hospital Authority–St Joseph’s/Candler Oblig GA	4.00%	7/1/2043	A2	5,000,000	4,306,961
South Broward Hospital District Oblig FL (BAM)	3.00%	5/1/2051	Aa3	5,000,000	3,381,453
South Carolina Jobs-Economic Development Authority–Bon Secours Mercy Hlth	5.00%	12/1/2046	A+	8,000,000	8,010,970
State of Ohio–Premier Hlth Partners Oblig	4.00%	11/15/2039	Baa1	2,640,000	2,207,908
Vermont Educational & Health Buildings Financing Agency–Univ of VT Hlth Oblig Grp	5.00%	12/1/2035	A	4,500,000	4,543,604
Washington Health Care Facilities Authority–Overlake Hosp Med Ctr Oblig	5.00%	7/1/2038	BBB+	4,000,000	3,619,972
Westchester County Healthcare Corp. Oblig NY	6.00%	11/1/2030	BBB-	105,000	105,110
Westchester County Healthcare Corp. Oblig NY	6.125%	11/1/2037	BBB-	30,000	30,058
Westchester County Local Development Corp. Health Oblig NY	5.00%	11/1/2046	BBB-	1,470,000	1,269,672
Wisconsin Health & Educational Facilities Authority–Sauk-Prairie Mem Hosp Oblig	5.375%	2/1/2048	Ba2	840,000	736,801
Total					451,568,572

Housing 1.69%
California Municipal Finance Authority–Bowles Hall Foundation	5.00%	6/1/2050	Baa3	1,410,000	1,355,632
California Municipal Finance Authority–Caritas Affordable Hsg	5.25%	8/15/2039	A-	650,000	653,462
Capital Projects Finance Authority–Provident Group–Continu FL	5.00%	11/1/2039	Baa3	1,000,000	999,959
Capital Projects Finance Authority–Provident Group–Continu FL	5.00%	11/1/2041	Baa3	1,000,000	985,918
Capital Projects Finance Authority–Provident Group–Continu FL	5.00%	11/1/2048	Baa3	1,350,000	1,281,552
Capital Projects Finance Authority–Provident Group–Continu FL	5.00%	11/1/2053	Baa3	1,745,000	1,634,319
Capital Projects Finance Authority–Provident Group–Continu FL	5.00%	11/1/2058	Baa3	1,750,000	1,619,647
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	5,000,000	3,713,207

See Notes to Financial Statements.	105

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Housing (continued)
CSCDA Community Improvement Authority CA†	3.125%	8/1/2056	NR	$4,500,000	$2,874,123
FHLMC Multifamily VRD Certificates VA	4.60%	12/15/2044	AA+	5,415,000	5,275,521
Indiana Finance Authority–Chf-Tippecanoe LLC	5.00%	6/1/2053	NR	1,350,000	1,294,294
Indiana Finance Authority–Chf-Tippecanoe LLC	5.125%	6/1/2058	NR	1,700,000	1,646,015
Indiana Finance Authority–Chf-Tippecanoe LLC	5.375%	6/1/2064	NR	4,460,000	4,348,237
Industrial Development Authority of the City of Phoenix Arizona–Downtown Phoenix Std Hsg AZ	5.00%	7/1/2037	Baa3	1,000,000	998,938
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-	2,000,000	2,087,748
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-	5,000,000	5,324,716
Michigan State Housing Development Authority	3.60%	10/1/2060	AA+	6,115,000	4,502,042
New Hampshire Business Finance Authority	4.00%	10/20/2036	BBB	10,865,398	9,742,427
New Hampshire Business Finance Authority	4.375%	9/20/2036	BBB	5,413,448	5,016,730
New York State Dormitory Authority	3.00%	7/1/2045	Aa3	5,037,000	3,475,688
Toledo-Lucas County Port Authority–CHF-Toledo LLC OH	5.00%	7/1/2034	BBB-	1,000,000	951,960
Toledo-Lucas County Port Authority–CHF-Toledo LLC OH	5.00%	7/1/2039	BBB-	1,500,000	1,390,222
Toledo-Lucas County Port Authority–CHF-Toledo LLC OH	5.00%	7/1/2046	BBB-	1,000,000	884,593
Total					62,056,950

Lease Obligations 2.69%
Illinois Sports Facilities Authority (AGM)	5.00%	6/15/2027	AA	3,500,000	3,500,114
Indiana Finance Authority	5.25%	2/1/2032	AA+	5,000,000	5,088,741
Kentucky Bond Development Corp.	4.00%	9/1/2048	A+	6,645,000	5,472,684
New Jersey Economic Development Authority	5.00%	6/15/2036	A2	1,285,000	1,307,415
New Jersey Economic Development Authority	5.00%	6/15/2041	A2	5,050,000	5,267,362
New Jersey Economic Development Authority	5.00%	6/15/2042	A2	4,930,000	5,184,070
New Jersey Economic Development Authority	5.00%	6/15/2043	A2	4,500,000	4,523,451
New Jersey Economic Development Authority	5.00%	11/1/2044	A2	5,500,000	5,564,676
New Jersey Economic Development Authority	5.00%	6/15/2047	A2	6,050,000	6,057,357
New Jersey Economic Development Authority–NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	BBB+	7,500,000	7,511,457
New Jersey Educational Facilities Authority	4.00%	9/1/2029	A2	5,445,000	5,260,121

106	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2028	A2	$10,000,000	$8,045,462
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2031	A2	1,935,000	1,341,291
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2037	A2	3,390,000	1,669,130
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+	3,000,000	3,056,643
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,442,222
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2033	A2	4,565,000	4,859,427
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2035	A2	4,200,000	4,317,673
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2036	A2	3,500,000	3,584,514
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2046	A2	14,595,000	14,648,032
Total						98,701,842

Multi-Family Housing 0.06%
New York City Housing Development Corp. NY	2.40%		11/1/2046	AA+	3,800,000	2,328,282

Other Revenue 2.25%
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2049	A1	4,125,000	4,050,496
California School Finance Authority–Green Dot Public Schs Oblig†	5.00%		8/1/2048	BBB-	1,650,000	1,502,975
City of Miami Beach Parking Revenue FL (BAM)	5.00%		9/1/2040	AA	2,000,000	2,001,168
Clifton Higher Education Finance Corp.–Idea Public Schools TX	6.00%		8/15/2043	A-	1,000,000	1,000,721
Clifton Higher Education Finance Corp.–Intl American Edu Fed TX	6.125%		8/15/2048	Baa3	7,825,000	7,602,917
Commonwealth of Puerto Rico	Zero Coupon	#(b)	11/1/2051	NR	5,142,778	2,648,531
District of Columbia–Friendship Pub Chtr Sch DC	5.00%		6/1/2041	BBB	1,935,000	1,803,130
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2034	AA	1,000,000	1,027,595
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2035	AA	1,000,000	1,022,826
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2037	AA	1,160,000	1,169,240
Illinois Finance Authority–Noble Network Charter Sch	6.125%		9/1/2039	BBB	6,000,000	6,002,761

See Notes to Financial Statements.	107

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Other Revenue (continued)
Indianapolis Local Public Improvement Bond Bank	5.00%		2/1/2031	AA-	$7,120,000	$7,124,061
Long Beach Bond Finance Authority CA	5.22% (3 mo. USD LIBOR * .67 + 1.45%	)#	11/15/2027	A1	9,000,000	8,784,922
Lower Alabama Gas District	4.00%	#(b)	12/1/2050	A2	2,000,000	1,960,930
Main Street Natural Gas, Inc. GA	5.00%		5/15/2037	A2	2,990,000	2,903,598
Main Street Natural Gas, Inc. GA	5.00%		5/15/2043	A2	3,250,000	3,131,777
Main Street Natural Gas, Inc. GA	5.00%		5/15/2049	A2	1,500,000	1,435,214
Michigan Finance Authority–Bradford Academy	4.30%		9/1/2030	NR	260,000	228,545
Michigan Finance Authority–Bradford Academy	4.80%		9/1/2040	NR	565,000	442,864
Michigan Finance Authority–Bradford Academy	5.00%		9/1/2050	NR	925,000	680,104
Middlesex County Improvement Authority NJ	6.125%		1/1/2025	NR	1,250,000	15,625
Middlesex County Improvement Authority NJ	6.25%		1/1/2037	NR	1,700,000	21,250
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	1,965,000	2,049,904
New Jersey Economic Development Authority	5.00%		11/1/2052	A2	11,375,000	11,386,643
New Jersey Economic Development Authority–Friends of Team Acdmy Oblig	6.00%		10/1/2043	BBB	3,500,000	3,503,489
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	10,000,000	9,219,072
Total						82,720,358

Power 0.07%
Chesapeake Economic Development Authority–Virginia Elec & Pwr Co	3.65%	#(b)	2/1/2032	A2	2,500,000	2,423,044

Pre-Refunded 0.03%
School District of Philadelphia PA GO	5.00%		9/1/2038	A1	995,000	995,208

Single-Family Housing 0.20%
Pennsylvania Housing Finance Agency	5.00%		10/1/2050	AA+	7,725,000	7,424,409

Special Tax 2.06%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	1,845,000	1,855,831
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	3,215,000	3,053,902

108	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Special Tax (continued)
City of Irvine CA Special Tax	5.00%	9/1/2044	NR	$500,000	$497,172
Commonwealth of Pennsylvania COPS	4.00%	7/1/2046	A	2,375,000	1,990,807
Gramercy Farms Community Development District FL~	Zero Coupon	5/1/2039	NR	2,500,000	1,300,000
Gramercy Farms Community Development District FL(c)	5.25%	5/1/2039	NR	1,340,000	214	(d)
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	3,000,000	2,089,376
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A	4,875,000	4,889,236
Irvine Facilities Financing Authority CA (BAM)	5.25%	9/1/2053	AA	8,000,000	8,484,054
New Jersey Economic Development Authority Mtromall Urban	6.50%	4/1/2028	Baa2	1,944,245	1,904,376
New York City Industrial Development Agency–Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2046	AA	18,955,000	13,076,603
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2030	AA	1,500,000	1,515,178
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2031	AA	1,400,000	1,414,378
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,612,765
Riverside County Redevelopment Successor Agency CA Tax Allocation	8.50%	10/1/2041	A	11,195,000	12,703,691
State of Connecticut Special Tax Revenue	5.00%	8/1/2034	AA	3,600,000	3,650,592
State of Connecticut Special Tax Revenue	5.00%	1/1/2037	AA	7,000,000	7,217,557
State of Connecticut Special Tax Revenue	5.00%	1/1/2038	AA	4,250,000	4,351,063
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,000,000	90,000	(d)
Stone Canyon Community Improvement District MO(c)	5.75%	4/1/2027	NR	1,300,000	117,000	(d)
Village Community Development District No. 13 FL	3.00%	5/1/2041	NR	1,250,000	893,304
Village Community Development District No. 13 FL	3.25%	5/1/2052	NR	2,710,000	1,762,042
Total					75,469,141

Tax Revenue 5.86%
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2039	BBB+	3,300,000	3,300,907

See Notes to Financial Statements.	109

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Tax Revenue (continued)
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2044	BBB+		$3,950,000	$3,854,561
Chicago Board of Education IL	5.00%	4/1/2042	A	(f)	2,685,000	2,605,594
Chicago Transit Authority Sales Tax Receipts Fund IL	4.00%	12/1/2050	A+		13,615,000	11,193,041
Chicago Transit Authority Sales Tax Receipts Fund IL	5.25%	12/1/2049	AA		33,245,000	33,320,204
City of Reno NV (AGM)	4.00%	6/1/2043	AA		4,725,000	4,036,925
City of Reno NV (AGM)	4.00%	6/1/2046	AA		6,800,000	5,686,242
City of Sparks NV†	2.75%	6/15/2028	Ba1		730,000	667,756
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	8/1/2042	AA		1,250,000	1,283,846
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-		3,750,000	3,654,975
Lower Colorado River Authority TX	6.00%	5/15/2052	A		1,700,000	1,849,119
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2052	A		4,055,000	3,252,892
Metropolitan Pier & Exposition Authority IL	5.50%	6/15/2053	A		4,415,000	4,435,775
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2030	A		10,535,000	7,605,269
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2036	A		10,000,000	5,293,140
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2037	A		15,000,000	7,436,859
Metropolitan Pier & Exposition Authority IL TCRS (BAM)	5.00%	6/15/2053	AA		915,000	931,782
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	5/1/2037	AAA		3,000,000	2,890,204
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	8/1/2042	AAA		1,000,000	911,538
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	11/1/2042	AAA		5,720,000	5,209,950
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2036	AAA		1,000,000	1,001,418
New York State Dormitory Authority	3.00%	3/15/2050	AA+		5,000,000	3,362,575
New York State Urban Development Corp.	3.00%	3/15/2047	AA+		3,740,000	2,611,584
New York State Urban Development Corp.	3.00%	3/15/2048	AA+		9,590,000	6,618,538

110	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Tax Revenue (continued)
New York State Urban Development Corp.	3.00%		3/15/2050	AA+	$7,620,000	$5,169,607
New York State Urban Development Corp.	4.00%		3/15/2042	Aa1	5,000,000	4,533,661
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	1,271,000	989,841
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	2,122,000	1,505,936
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	2,549,000	1,636,457
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2051	NR	2,523,000	470,565
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	11,598,000	10,416,900
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	5,253,000	4,718,053
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	39,000	33,366
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	12,847,000	11,389,657
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%		7/1/2058	NR	2,174,000	1,971,999
San Francisco Bay Area Rapid Transit District CA GO	3.00%		8/1/2042	Aaa	5,180,000	3,977,035
San Leandro Unified School District CA GO	5.25%		8/1/2048	AA-	10,500,000	11,060,476
Territory of Guam	4.00%		1/1/2042	Ba1	1,500,000	1,218,353
Triborough Bridge & Tunnel Authority NY	5.00%		5/15/2051	AA+	6,555,000	6,656,141
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2052	AA+	10,335,000	10,816,868
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2057	AA+	2,500,000	2,607,183
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2062	AA+	10,655,000	11,071,698
Vermont Student Assistance Corp. AMT	3.375%		6/15/2036	A	2,030,000	1,875,794
Total						215,134,284

Taxable Revenue–Water & Sewer 0.76%
City of Chicago Waterworks Revenue IL (AGM)(e)	5.50%		11/1/2062	AA	20,300,000	21,195,317
New Jersey Economic Development Authority–New Jersey Amern Wtr Co AMT	3.75%	#(b)	11/1/2034	A+	4,000,000	3,802,140
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2048	A1	3,000,000	3,086,632
Total						28,084,089

See Notes to Financial Statements.	111

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Tobacco 2.19%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR		$36,560,000	$31,539,241
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR		30,000,000	2,606,235
Michigan Finance Authority	4.00%	6/1/2049	BBB+		4,000,000	3,419,904
Michigan Finance Authority	5.00%	6/1/2049	BBB+		3,775,000	3,781,501
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR		20,000,000	984,094
Tobacco Securitization Authority of Northern California–Sacramento County Tobacco	4.00%	6/1/2049	BBB+		2,850,000	2,429,357
Tobacco Securitization Authority of Southern California–San Diego County Tobacco	5.00%	6/1/2048	BBB+		3,500,000	3,509,515
Tobacco Settlement Financing Corp. LA	5.25%	5/15/2035	A-		1,880,000	1,894,307
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2031	A		4,605,000	4,759,227
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB+		3,415,000	3,320,051
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+		9,300,000	9,352,750
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		7,540,000	6,670,961
TSASC, Inc. NY	5.00%	6/1/2035	A-		1,390,000	1,417,986
TSASC, Inc. NY	5.00%	6/1/2048	NR		5,550,000	4,818,028
Total						80,503,157

Transportation 22.96%
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2034	AA		3,650,000	3,741,110
Allegheny County Airport Authority PA AMT	5.00%	1/1/2056	A2		5,505,000	5,378,302
California Municipal Finance Authority–Lax Integrated Express AMT	4.00%	12/31/2047	BBB-	(f)	9,450,000	7,637,894
California Municipal Finance Authority–Lax Integrated Express AMT	5.00%	12/31/2038	BBB-	(f)	5,000,000	5,001,193
Canaveral Port Authority FL	5.00%	6/1/2048	A3		4,890,000	4,763,981
Canaveral Port Authority FL AMT	5.00%	6/1/2045	A3		4,630,000	4,561,963
Central Texas Regional Mobility Authority	5.00%	1/1/2045	A		4,500,000	4,581,554
Central Texas Turnpike System	5.00%	8/15/2033	A-		5,750,000	5,721,649
Central Texas Turnpike System	5.00%	8/15/2037	A-		2,500,000	2,458,243
Chicago Midway International Airport IL	4.00%	1/1/2034	A		1,000,000	965,507
Chicago O’Hare International Airport–Trips Oblig Group IL AMT	5.00%	7/1/2048	BBB+		3,500,000	3,197,253
Chicago O’Hare International Airport IL	4.00%	1/1/2044	A+		13,500,000	12,153,069

112	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
Chicago O’Hare International Airport IL	5.00%	1/1/2053	A+	$2,500,000	$2,501,349
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	NR	1,950,000	2,020,271
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	NR	1,470,000	1,518,418
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	NR	1,660,000	1,710,087
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2047	A+	9,375,000	9,172,507
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2048	A+	20,000,000	19,851,754
City & County of Denver Airport System Revenue CO AMT	4.00%	12/1/2048	A+	4,255,000	3,541,217
City & County of Denver Airport System Revenue CO AMT	5.25%	11/15/2043	A+	8,000,000	8,000,532
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	1/1/2028	AA-	2,000,000	1,999,363
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	1/1/2031	AA-	4,000,000	3,995,470
City of Atlanta Department of Aviation GA	5.00%	7/1/2048	Aa3	5,200,000	5,360,350
City of Burbank Electric Revenue NC	4.00%	7/1/2047	Aa3	7,415,000	6,665,283
City of Charlotte Airport Revenue NC	5.25%	7/1/2053	Aa3	15,000,000	15,725,847
City of Fresno Airport Revenue CA (BAM)	5.00%	7/1/2053	AA	2,000,000	1,982,557
City of Houston Airport System Revenue–United Airlines Inc TX AMT	6.625%	7/15/2038	BB-	2,500,000	2,500,494
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2041	AA-	3,595,000	3,250,509
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-	5,000,000	4,257,438
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2039	AA	9,000,000	9,177,635
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA	6,440,000	6,703,878
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2042	A+	4,440,000	4,368,823
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2036	A+	10,045,000	10,326,911
City of Salt Lake City Airport Revenue UT AMT	5.50%	7/1/2053	A2	2,500,000	2,582,325
City of San Antonio Airport System TX AMT	5.00%	7/1/2045	A+	8,435,000	8,405,038
City of St. Louis Airport Revenue MO (AGM)	5.00%	7/1/2047	AA	7,500,000	7,506,615
County of Miami–Dade Aviation Revenue FL AMT	5.00%	10/1/2035	A1	10,000,000	9,991,350
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2028	A1	4,435,000	4,432,217

See Notes to Financial Statements.	113

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2029	A1	$2,500,000	$2,499,491
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2034	A1	10,000,000	9,995,361
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2044	A	6,000,000	5,897,608
County of Osceola Transportation Revenue FL	5.00%	10/1/2039	BBB+	1,000,000	1,001,461
County of Sacramento Airport System Revenue CA	5.00%	7/1/2041	A	8,000,000	8,146,616
Delaware River Joint Toll Bridge Commission PA	5.00%	7/1/2047	A+	11,100,000	11,207,167
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2032	A+	4,200,000	2,829,855
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2037	A+	7,720,000	3,856,314
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2037	Baa2	1,000,000	963,702
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2041	Baa2	3,000,000	2,808,944	(d)
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	5,000,000	3,286,502
Foothill-Eastern Transportation Corridor Agency CA	3.50%	1/15/2053	A	7,190,000	5,534,590
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	5,000,000	4,246,958
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2043	A-	16,123,000	14,511,080
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	10,000,000	8,951,460
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2048	AA	1,250,000	1,263,886
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2053	AA	2,000,000	2,012,493
Greater Orlando Aviation Authority FL AMT	4.00%	10/1/2049	AA-	6,375,000	5,405,289
Hampton Roads Transportation VA(e)	5.25%	7/1/2060	AA	20,000,000	20,831,524
Kansas City Industrial Development Authority MO AMT	4.00%	3/1/2036	A2	3,000,000	2,812,732
Maryland Economic Development Corp.–Purple Line Transit Ptr AMT	5.25%	6/30/2047	Baa3	2,500,000	2,423,398

114	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
Maryland Economic Development Corp.–Purple Line Transit Ptr AMT	5.25%		6/30/2052	Baa3	$2,500,000	$2,400,665
Maryland Economic Development Corp.–Purple Line Transit Ptr AMT	5.25%		6/30/2055	Baa3	12,500,000	11,930,432
Maryland Economic Development Corp. Tax Allocation	4.00%		9/1/2040	NR	2,000,000	1,678,227
Maryland State Transportation Authority	5.00%		7/1/2051	Aa2	10,000,000	10,280,191
Maryland State Transportation Authority Passenger Facility Charge Revenue AMT	3.00%		6/1/2036	A+	7,310,000	5,830,005
Massachusetts Port Authority AMT	5.00%		7/1/2040	AA	1,500,000	1,503,052
Massachusetts Port Authority AMT	5.00%		7/1/2045	AA	3,315,000	3,281,600
Metropolitan Nashville Airport Authority TN AMT	5.00%		7/1/2049	A2	5,000,000	4,908,528
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	6,500,000	6,677,851
Metropolitan Transportation Authority NY	4.00%		11/15/2048	A3	9,825,000	8,164,772
Metropolitan Transportation Authority NY	4.00%		11/15/2049	A3	6,605,000	5,462,869
Metropolitan Transportation Authority NY	4.00%		11/15/2050	A3	6,500,000	5,352,452
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A3	4,265,000	4,313,988
Metropolitan Transportation Authority NY	5.00%	#(b)	11/15/2045	A3	2,700,000	2,780,050
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A3	4,680,000	4,564,400
Metropolitan Transportation Authority NY	5.25%		11/15/2044	A3	12,180,000	12,142,706
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A3	10,850,000	10,928,556
Metropolitan Transportation Authority NY(e)	5.25%		11/15/2055	A3	20,500,000	20,648,424
Metropolitan Washington Airports Authority DC AMT	4.00%		10/1/2039	AA-	5,445,000	5,002,989
Minneapolis–St. Paul Metropolitan Airports Commission MN	5.00%		1/1/2031	A+	2,000,000	2,004,637
Minneapolis–St. Paul Metropolitan Airports Commission MN AMT	5.00%		1/1/2047	A+	3,000,000	2,978,722
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2045	A2	25,630,000	22,752,612
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2045	A2	5,000,000	5,077,836
New Jersey Transportation Trust Fund Authority	5.50%		6/15/2050	A2	2,000,000	2,108,760
New York State Thruway Authority	5.25%		1/1/2056	A2	7,455,000	7,496,169
New York State Thruway Authority (AGM)	4.00%		1/1/2051	AA	2,725,000	2,341,607

See Notes to Financial Statements.	115

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
New York Transportation Development Corp.–Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3	$3,295,000	$3,040,663
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	1/1/2029	Baa3	2,955,000	2,984,240
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	1/1/2030	Baa3	3,990,000	4,032,018
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa3	12,450,000	12,556,025
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	1/1/2034	Baa3	4,205,000	4,238,469
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3	2,250,000	2,240,152
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3	21,000,000	20,186,187
New York Transportation Development Corp.–JFK Intl Air Terminal LLC AMT	5.00%	12/1/2039	Baa1	5,840,000	5,814,540
New York Transportation Development Corp.–JFK Intl Air Terminal LLC AMT	5.00%	12/1/2042	Baa1	3,250,000	3,170,160
New York Transportation Development Corp.–Laguardia Gateway Partner (AGM) AMT	4.00%	7/1/2031	AA	5,000,000	4,797,077
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	12,365,000	10,438,341
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2	2,340,000	1,872,235
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	19,245,000	18,889,068
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2025	A3	2,750,000	2,755,431
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2047	A	750,000	762,616
North Carolina Turnpike Authority	5.00%	1/1/2043	BBB	1,150,000	1,163,422
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2037	AA	14,255,000	13,386,086
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2038	AA	1,000,000	933,870
North Texas Tollway Authority	5.00%	1/1/2048	A+	5,000,000	5,000,175
Pennsylvania Turnpike Commission	4.00%	12/1/2038	A2	3,425,000	3,158,127
Pennsylvania Turnpike Commission	5.00%	6/1/2029	A2	9,000,000	9,154,046

116	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
Port Authority of New York & New Jersey	5.25%	10/15/2055	AA-	$3,965,000	$4,002,084
Port Authority of New York & New Jersey AMT	5.00%	7/15/2035	Aa3	6,250,000	6,663,021
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	Aa3	4,000,000	4,218,080
Port Authority of New York & New Jersey AMT	5.00%	7/15/2037	Aa3	3,250,000	3,390,804
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	Aa3	5,000,000	5,174,754
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	6,950,000	6,966,807
Port Authority of New York & New Jersey AMT	5.00%	1/15/2052	AA-	13,855,000	13,798,027
Port Authority of New York & New Jersey AMT	5.00%	12/1/2053	Aa3	7,100,000	7,059,541
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2039	AA-	2,000,000	1,978,558
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2049	AA-	5,000,000	4,957,955
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,462,466
Puerto Rico Highway & Transportation Authority	Zero Coupon	7/1/2032	NR	5,014,595	3,240,682
Puerto Rico Highway & Transportation Authority	Zero Coupon	7/1/2053	NR	24,967	15,511
Puerto Rico Highway & Transportation Authority	5.00%	7/1/2062	NR	4,204,459	4,025,769
San Diego Cnty Regional Arpt Auth CA(e)	5.00%	7/1/2056	A2	11,545,000	11,913,107
San Diego County Regional Airport Authority CA	5.00%	7/1/2044	A	4,500,000	4,664,625
San Diego County Regional Airport Authority CA	5.00%	7/1/2051	A2	15,475,000	16,051,710
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2	4,500,000	3,843,978
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2033	A+	7,000,000	6,999,909
South Carolina Ports Authority AMT	5.00%	7/1/2044	A+	5,000,000	4,877,477
State of Alabama Docks Department (AGM)	5.00%	10/1/2036	AA	750,000	762,210
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2034	AA	2,000,000	2,024,119
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2035	AA	2,000,000	2,017,294
State of Florida Department of Transportation Turnpike System Revenue	3.00%	7/1/2051	AA	10,705,000	7,094,590
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2041	AA-	5,000,000	4,992,322

See Notes to Financial Statements.	117

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
State of Michigan Trunk Line Revenue	5.50%		11/15/2049	Aa2	$15,000,000	$16,197,088
Texas Private Activity Bond Surface Transportation Corp.–LBJ Infrastructure Group	4.00%		6/30/2037	Baa2	2,950,000	2,683,094
Texas Private Activity Bond Surface Transportation Corp.–LBJ Infrastructure Group	4.00%		12/31/2037	Baa2	2,125,000	1,925,200
Texas Private Activity Bond Surface Transportation Corp.–LBJ Infrastructure Group	4.00%		6/30/2038	Baa2	1,050,000	945,157
Texas Private Activity Bond Surface Transportation Corp.–LBJ Infrastructure Group	4.00%		12/31/2038	Baa2	1,375,000	1,234,554
Texas Private Activity Bond Surface Transportation Corp. AMT	5.50%		12/31/2058	Baa1	5,000,000	5,099,022
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2042	AA-	1,640,000	1,670,821
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2058	AA+	7,300,000	7,620,888
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%		1/1/2032	BBB	6,225,000	6,506,979
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%		7/1/2036	BBB	6,685,000	6,868,767
Virginia Small Business Financing Authority–Elizabeth River Crossings AMT	4.00%		1/1/2038	BBB	4,500,000	4,069,694
Virginia Small Business Financing Authority–Elizabeth River Crossings AMT	4.00%		1/1/2040	BBB	4,825,000	4,310,987
Wayne County Airport Authority MI AMT	5.00%		12/1/2039	A1	1,700,000	1,698,178
Wayne County Airport Authority MI AMT	5.00%		12/1/2042	A1	1,200,000	1,197,936
Wayne County Airport Authority MI AMT	5.00%		12/1/2046	A1	2,825,000	2,802,335
Total						843,407,535

Utilities 11.73%
Adelanto Public Utility Authority CA (AGM)	5.00%		7/1/2039	AA	1,500,000	1,546,447
Baltimore Proj Revenue MD(e)	5.25%		7/1/2047	AA-	7,190,000	7,522,745
Baltimore Proj Revenue MD(e)	5.25%		7/1/2052	AA-	12,190,000	12,754,139
Black Belt Energy Gas District AL	4.00%	#(b)	7/1/2052	Aa1	6,000,000	5,844,809
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	11,660,000	11,336,603

118	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Utilities (continued)
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2052	Baa1	$18,600,000	$17,382,059
Black Belt Energy Gas District AL	5.50%	#(b)	6/1/2049	A2	9,450,000	9,642,120
Black Belt Energy Gas District AL	5.50%	#(b)	11/1/2053	A2	6,665,000	6,810,973
California Pollution Control Financing Authority–Poseidon Resources†	5.00%		7/1/2039	Baa3	2,200,000	2,205,866
California Pollution Control Financing Authority–Poseidon Resources†	5.00%		11/21/2045	Baa3	2,750,000	2,678,013
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA	500,000	513,835
Central Plains Energy Project NE	5.00%		9/1/2042	BBB+	3,305,000	3,185,987
Chautauqua County Capital Resource Corp.–NRG Energy Inc NY	4.25%	#(b)	4/1/2042	BBB-	5,000,000	4,826,782
City of Baltimore MD	5.00%		7/1/2039	A+	4,750,000	4,762,180
City of Baltimore MD	5.00%		7/1/2046	Aa3	10,000,000	10,074,013
City of Chicago Waterworks Revenue IL	5.00%		11/1/2036	A+	1,775,000	1,814,169
City of Chicago Waterworks Revenue IL	5.00%		11/1/2039	A+	3,455,000	3,411,423
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2036	AA	3,000,000	3,055,190
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2037	AA	2,500,000	2,540,063
City of Colorado Springs Utilities System Revenue CO	4.00%		11/15/2046	AA+	10,100,000	8,912,067
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	5,500,000	5,117,546
City of Philadelphia Water & Wastewater Revenue PA	5.00%		7/1/2030	A+	3,355,000	3,388,399
City of Philadelphia Water & Wastewater Revenue PA	5.25%		10/1/2052	A+	6,610,000	6,674,634
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2050	Aa2	8,000,000	8,445,813
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	7,000,000	7,429,001
County of Jefferson Sewer Revenue AL	Zero Coupon		10/1/2039	BBB	350,000	368,004
County of Jefferson Sewer Revenue AL	6.00%		10/1/2042	BBB	5,000,000	5,197,647
County of Jefferson Sewer Revenue AL	6.50%		10/1/2053	BBB	7,700,000	8,087,722
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2026	AA	1,000,000	839,132

See Notes to Financial Statements.	119

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Utilities (continued)
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2027	AA	$4,875,000	$3,861,519
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2046	AA	6,000,000	6,302,115
County of Jefferson Sewer Revenue AL (AGM)	5.50%		10/1/2053	AA	3,555,000	3,567,844
County of Trimble–Louisville Gas & Elec Co KY	3.75%		6/1/2033	A1	12,500,000	11,696,739
Development Authority of Burke County–Georgia Power Company	5.06%	#(b)	9/1/2029	BBB+	1,700,000	1,700,000
Great Lakes Water Authority Sewage Disposal System Revenue MI	5.50%		7/1/2052	A+	12,000,000	12,450,746
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2035	Baa1	5,000,000	5,001,777
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2036	Baa1	5,000,000	4,930,978
Kentucky Public Energy Authority	4.00%	#(b)	8/1/2052	A1	15,500,000	14,648,847
Lower Colorado River Authority TX	5.00%		5/15/2040	A	2,970,000	2,984,538
Main Street Natural Gas, Inc. GA	4.00%	#(b)	3/1/2050	A3	4,125,000	4,032,715
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-	25,000,000	23,578,782
Main Street Natural Gas, Inc. GA	4.00%	#(b)	9/1/2052	A3	14,205,000	13,417,911
Main Street Natural Gas, Inc. GA	5.00%		5/15/2035	A2	2,000,000	1,987,008
Main Street Natural Gas, Inc. GA	5.00%	#(b)	12/1/2052	A3	13,400,000	13,381,527
Maricopa County Pollution Control Corp.–El Paso Electric Company AZ	3.60%		2/1/2040	Baa2	3,085,000	2,486,627
Maricopa County Pollution Control Corp.–El Paso Electric Company AZ	3.60%		4/1/2040	Baa2	4,315,000	3,472,943
Michigan Finance Authority	5.00%		7/1/2034	A+	1,980,000	2,003,694
Montgomery County Industrial Development Authority–Constellation Energy Gen PA	4.10%	#(b)	4/1/2053	BBB	8,000,000	7,980,486
Municipal Electric Authority of Georgia	5.00%		1/1/2033	A2	1,910,000	1,915,990
Municipal Electric Authority of Georgia	5.00%		1/1/2048	BBB+	5,000,000	4,794,345
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,100,000	1,111,864
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,750,000	1,768,874
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2053	AA	2,300,000	2,313,956
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2055	AA	2,350,000	2,362,524
New York City Municipal Water Finance Authority NY	4.00%		6/15/2051	AA+	6,155,000	5,352,292

120	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Utilities (continued)
New York City Municipal Water Finance Authority NY	5.25%		6/15/2047	AA+		$4,500,000	$4,711,556
New York Power Authority	4.00%		11/15/2050	AA		4,950,000	4,391,515
Omaha Public Power District NE	4.00%		2/1/2046	AA		8,500,000	7,674,231
Omaha Public Power District Nebraska City Station Unit 2	5.25%		2/1/2042	A+		4,000,000	4,019,386
Paducah Electric Plant Board KY (AGM)	5.00%		10/1/2035	AA		1,000,000	1,013,750
Patriots Energy Group Financing Agency SC	5.25%	#(b)	10/1/2054	A1		15,000,000	15,107,479
Philadelphia Gas Works Co. PA	5.00%		8/1/2029	A		2,000,000	2,016,340
Philadelphia Gas Works Co. PA	5.00%		8/1/2030	A		1,500,000	1,510,162
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		5,000,000	4,170,444
Puerto Rico Electric Power Authority(c)	4.407% (3 mo. USD LIBOR * .67 + .70%	)#	7/1/2031	NR		4,000,000	1,010,000
Puerto Rico Electric Power Authority(c)	5.00%		7/1/2028	NR		270,000	68,175
Salt Verde Financial Corp. AZ	5.25%		12/1/2027	A3		3,750,000	3,808,322
Southeast Alabama Gas Supply District	4.00%	#(b)	4/1/2049	A3		2,500,000	2,489,988
Southeast Energy Authority A Cooperative District AL	4.00%	#(b)	12/1/2051	A1		11,955,000	11,126,761
Southeast Energy Authority A Cooperative District AL	5.50%	#(b)	1/1/2053	A1		5,000,000	5,133,584
Southern California Public Power Authority	5.244% (3 mo. USD LIBOR * .67 + 1.47%	)#	11/1/2038	A2		3,090,000	2,628,008
Tennergy Corp. TN	5.50%	#(b)	10/1/2053	Baa1		6,000,000	6,097,418
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(f)	10,550,000	10,606,151
Texas Water Development Board	4.00%		10/15/2037	AAA		7,760,000	7,460,951
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2049	A-	(f)	1,310,000	1,237,555
Washington Suburban Sanitary Commission MD	4.00%		6/1/2047	AAA		10,000,000	9,065,348
Total							430,821,146
Total Municipal Bonds (cost $3,928,133,629)							3,686,342,949

See Notes to Financial Statements.	121

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2023

Investments	Interest Rate#	Interest Rate Reset Date(h)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS 1.04%

VARIABLE RATE DEMAND NOTES 1.04%

Corporate-Backed 0.03%
Columbia Industrial Development Board - Alabama Power Company	4.750%	10/2/2023	12/1/2037	A1	$1,000,000	$1,000,000

General Obligation 0.87%
City of New York NY GO	4.170%	10/2/2023	4/1/2042	AA	9,000,000	9,000,000
City of New York NY GO	4.170%	10/2/2023	4/1/2042	AA	9,700,000	9,700,000
City of New York NY GO	4.750%	10/2/2023	3/1/2040	AA	3,675,000	3,675,000
City of New York NY GO	4.800%	10/2/2023	6/1/2044	AA	9,505,000	9,505,000
Total						31,880,000

Tax Revenue 0.06%
New York City Transitional Finance Authority Future Tax Secured Revenue	4.800%	10/2/2023	5/1/2034	AAA	2,200,000	2,200,000

Utilities 0.08%
Development Authority of Appling County - Georgia Power Company	5.060%	10/2/2023	9/1/2041	BBB+	3,000,000	3,000,000
Total Short-Term Investments (cost $38,080,000)						38,080,000
Total Investments in Securities 101.40% (cost $3,966,213,629)						3,724,422,949
Other Assets and Liabilities – Net(i) (1.40)%						(51,365,780)
Net Assets 100.00%						$3,673,057,169

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NATL	National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $149,677,974, which represents 4.08% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

122	See Notes to Financial Statements.

Schedule of Investments (concluded)

NATIONAL TAX FREE FUND September 30, 2023

(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Municipal Bonds Held in Trust–Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) to Financial Statements for details of Municipal Bonds Held in Trust.
(f)	This investment has been rated by Fitch IBCA.
(g)	Securities purchased on a when-issued basis (See Note 2(g)).
(h)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2023	402	Short	$(47,706,433)	$(45,740,063)	$1,966,370

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)
Corporate-Backed	$–	$332,606,957	$3,724,000	$336,330,957
General Obligation	–	621,664,206	4,118,927	625,783,133
Health Care	–	445,720,022	5,848,550	451,568,572
Special Tax	–	75,261,927	207,214	75,469,141
Transportation	–	840,598,591	2,808,944	843,407,535
Remaining Industries	–	1,353,783,611	–	1,353,783,611
Short-Term Investments
Variable Rate Demand Notes	–	38,080,000	–	38,080,000
Total	$–	$3,707,715,314	$16,707,635	$3,724,422,949
Other Financial Instruments
Futures Contracts
Assets	$1,966,370	$–	$–	$1,966,370
Liabilities	–	–	–	–
Total	$1,966,370	$–	$–	$1,966,370

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

See Notes to Financial Statements.	123

Schedule of Investments

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

LONG-TERM INVESTMENTS 99.90%

CORPORATE BONDS 0.09%

Health Care Services 0.09%
Care New England Health System (cost $2,750,217)	5.50%		9/1/2026			$3,000,000	$2,715,000

MUNICIPAL BONDS 99.81%

Corporate-Backed 20.74%
Allegheny County Industrial Development Authority–US Steel Corporation PA	4.875%		11/1/2024	BB-		1,000,000	998,250
Allegheny County Industrial Development Authority–US Steel Corporation PA	5.125%		5/1/2030	BB-		3,990,000	3,999,765
Arkansas Development Finance Authority–Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2		35,135,000	31,886,565
Arkansas Development Finance Authority–Hybar LLC†	12.00%		7/1/2048	NR		15,000,000	15,396,010
Arkansas Development Finance Authority–Hybar LLC AMT†	6.875%		7/1/2048	NR		9,250,000	9,264,908
Arkansas Development Finance Authority–US Steel Corporation AMT	5.45%		9/1/2052	BB-		18,000,000	16,810,936
Arkansas Development Finance Authority AMT	5.70%		5/1/2053	BB-		17,250,000	16,559,653
Avenir Community Development District FL	5.375%		5/1/2043	NR		4,000,000	3,780,045
Avenir Community Development District FL	5.625%		5/1/2054	NR		4,750,000	4,446,221
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2		17,240,000	16,761,838
Boggy Creek Improvement District FL	5.125%		5/1/2043	NR		1,775,000	1,668,610
Boggy Creek Improvement District FL	5.375%		5/1/2053	NR		4,300,000	3,994,849
Build NYC Resource Corp.–Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		1,450,000	1,460,676
Calhoun County Navigation Industrial Development Authority–Max Midstream Texas LLC AMT†	3.625%		7/1/2026	NR		12,800,000	11,653,852
California Pollution Control Financing Authority–Poseidon Resources AMT†	5.00%		11/21/2045	Baa3		3,025,000	2,888,416
Chandler Industrial Development Authority–Intel Corporation AZ AMT	4.10%	#(b)	12/1/2037	A2		3,500,000	3,426,527
City of Henderson–Pratt Paper LLC KY AMT†	4.70%		1/1/2052	NR		15,475,000	14,142,841
City of Houston Airport System Revenue–United Airlines Inc TX AMT	4.00%		7/15/2041	B-	(c)	4,475,000	3,722,326

124	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Corporate-Backed (continued)
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.00%		7/1/2029	BB-	$18,325,000	$18,054,285
City of Valparaiso–Pratt Paper LLC IN AMT	5.875%		1/1/2024	NR	105,000	105,583
City of Valparaiso–Pratt Paper LLC IN AMT	7.00%		1/1/2044	NR	4,000,000	4,026,372
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	572,637
Downtown Doral South Community Development District FL†	5.00%		12/15/2048	NR	1,500,000	1,338,590
Florida Development Finance Corp.–Waste pro USA Inc AMT†	6.125%	#(b)	7/1/2032	NR	9,000,000	8,957,568
Florida Development Finance Corp.–Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	4,500,000	4,202,107
Greater Orlando Aviation Authority–Jetblue Airways Corp FL	5.00%		11/15/2036	NR	5,070,000	4,853,275
Hoover Industrial Development Board–US Steel Corporation AL AMT	5.75%		10/1/2049	BB-	17,200,000	16,881,501
Indiana Finance Authority–US Steel Corporation	4.125%		12/1/2026	BB-	6,500,000	6,355,627
Indiana Finance Authority–US Steel Corporation AMT	6.75%		5/1/2039	BB-	3,500,000	3,772,564
Iowa Finance Authority–Howmet Aerospace Inc	4.75%		8/1/2042	BB+	14,505,000	13,333,887
Iowa Finance Authority–Iowa Fertilizer Co LLC	4.00%	#(b)	12/1/2050	BBB-	10,590,000	9,892,697
Iowa Finance Authority–Iowa Fertilizer Co LLC	5.00%	#(b)	12/1/2050	BBB-	8,750,000	8,487,077
Iowa Finance Authority–Iowa Fertilizer Co LLC	5.00%		12/1/2050	BBB-	23,370,000	22,364,992
Jefferson County Port Authority–Jsw Steel USA Ohio Inc AMT†	3.50%		12/1/2051	Ba1	10,000,000	6,531,747
Louisiana Local Government Environmental Facilities & Community Development Authority–Entergy Louisiana LLC	2.50%		4/1/2036	A	7,110,000	5,389,821
Maricopa County Pollution Control Corp.–Southern CA Edison Co AZ	2.40%		6/1/2035	A2	4,470,000	3,308,374
Maricopa County Pollution Control Corp.–Southern CA Edison Co AZ	2.40%		6/1/2035	A2	7,500,000	5,550,964

See Notes to Financial Statements.	125

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Corporate-Backed (continued)
Maryland Economic Development Corp.(d)	5.00%		12/1/2016	NR		$3,430,000	$2,058,000
Miami-Dade County Industrial Development Authority Cfc MB I LLC FL†	6.25%		1/1/2059	NR		8,000,000	7,348,667
Mission Economic Development Corp.–Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-		5,000,000	4,794,932
Mississippi Business Finance Corp.–Enviva Inc AMT	7.75%	#(b)	7/15/2047	B-		8,005,000	5,950,836
New Hampshire Business Finance Authority–Covanta Holding Corp AMT†	3.75%	#(b)	7/1/2045	B		6,595,000	4,880,901
New Hampshire Business Finance Authority–Covanta Holding Corp AMT†	4.00%		11/1/2027	B		1,250,000	1,188,861
New Hampshire Business Finance Authority–Covanta Holding Corp AMT†	4.875%		11/1/2042	B		17,000,000	14,499,497
New Jersey Economic Development Authority–United Airlines Inc	5.25%		9/15/2029	BB-		17,210,000	17,166,046
New Jersey Economic Development Authority–United Airlines Inc	5.50%		6/1/2033	BB-		6,760,000	6,793,916
New York City Industrial Development Agency–TRIPS Oblig Group NY	5.00%		7/1/2028	BBB+		5,290,000	5,228,538
New York Liberty Development Corp.–3 World Trade Center LLC†	5.00%		11/15/2044	NR		16,500,000	15,301,112
New York Liberty Development Corp.–3 World Trade Center LLC†	5.15%		11/15/2034	NR		7,100,000	6,923,706
New York Liberty Development Corp.–7 World Trade Center II	3.00%		9/15/2043	Aaa		3,500,000	2,522,557
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	3.125%	#(b)	12/1/2044	B+		2,000,000	1,902,772
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	5.125%	#(b)	9/1/2050	B1		1,000,000	987,087
New York Transportation Development Corp.–American Airlines Inc AMT	3.00%		8/1/2031	BB-	(c)	1,000,000	865,281
New York Transportation Development Corp.–American Airlines Inc AMT	5.00%		8/1/2026	B+		1,950,000	1,938,682
New York Transportation Development Corp.–American Airlines Inc AMT	5.00%		8/1/2031	B+		21,480,000	21,029,543
New York Transportation Development Corp.–American Airlines Inc AMT	5.25%		8/1/2031	B+		6,135,000	6,210,430
New York Transportation Development Corp.–American Airlines Inc AMT	5.375%		8/1/2036	B+		9,165,000	8,978,953
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		1/1/2024	Baa3		6,300,000	6,304,138

126	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Corporate-Backed (continued)
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa3	$3,000,000	$3,020,228
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa3	5,000,000	5,025,909
Niagara Area Development Corp.–Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	10,000,000	8,390,412
Ohio Air Quality Development Authority–AMG Vanadium LLC AMT†	5.00%		7/1/2049	B-	33,290,000	28,068,883
Parish of Beauregard–Officemax Inc LA	6.80%		2/1/2027	B1	5,000,000	5,008,262
Parish of St. James–Nustar Logistics LP LA†	5.85%	#(b)	8/1/2041	BB-	1,000,000	1,016,019
Parish of St. James–Nustar Logistics LP LA†	6.10%	#(b)	6/1/2038	BB-	6,375,000	6,738,068
Parish of St. James–Nustar Logistics LP LA†	6.10%	#(b)	12/1/2040	BB-	2,750,000	2,906,618
Parish of St. James–Nustar Logistics LP LA†	6.35%		7/1/2040	BB-	5,000,000	5,325,591
Parish of St. James–Nustar Logistics LP LA†	6.35%		10/1/2040	BB-	7,690,000	8,190,759
Parish of St. John the Baptist–Marathon Oil Corporation LA	4.05%	#(b)	6/1/2037	BBB-	7,750,000	7,615,383
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2045	NR	1,395,000	1,157,998
Pennsylvania Economic Development Financing Authority–Consol Energy Inc AMT†	9.00%	#(b)	4/1/2051	BB	4,250,000	4,645,415
Pennsylvania Economic Development Financing Authority–Covanta Holding Corp AMT†	3.25%		8/1/2039	B	6,980,000	4,894,098
Pennsylvania Economic Development Financing Authority–New Ngc Inc AMT	5.50%		11/1/2044	NR	1,000,000	981,605
Polk County Industrial Development Authority–Mineral Development LLC FL†	5.875%		1/1/2033	NR	7,375,000	7,222,626
Port Beaumont Navigation District–Jefferson 2020 Bond Oblig TX†	6.00%		1/1/2025	NR	3,270,000	3,077,033
Port Beaumont Navigation District–Jefferson 2020 Bond Oblig TX AMT†	3.00%		1/1/2050	NR	7,250,000	3,990,887
Port Beaumont Navigation District–Jefferson 2020 Bond Oblig TX AMT†	4.00%		1/1/2050	NR	11,590,000	7,810,824
Public Finance Authority–Ameream LLC WI†	6.75%		12/1/2042	NR	1,000,000	893,406
Public Finance Authority–Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	BBB-	4,000,000	3,864,737
Public Finance Authority–Celanese US Holdings LLC WI AMT	5.00%		1/1/2024	BBB-	6,750,000	6,756,064
Public Finance Authority–Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	1,950,000	1,964,954	(e)

See Notes to Financial Statements.	127

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Corporate-Backed (continued)
Public Finance Authority–Sky Harbour Cap Oblig WI AMT	4.25%		7/1/2054	NR	$20,000,000	$12,916,008
Public Finance Authority–TRIPS Oblig Group WI AMT	5.00%		7/1/2042	BBB+	11,000,000	10,198,662
Sumter County Industrial Development Authority–Enviva Inc AL AMT	6.00%	#(b)	7/15/2052	B-	30,000,000	21,110,670
Town of Rumford–Officemax Inc ME	6.875%		10/1/2026	B1	1,500,000	1,502,519
Tulsa Airports Improvement Trust–American Airlines Inc OK AMT	5.00%	#(b)	6/1/2035	B+	5,000,000	4,991,002
Tuscaloosa County Industrial Development Authority–Hunt Refining Company AL†	4.50%		5/1/2032	NR	4,467,750	4,085,043
Tuscaloosa County Industrial Development Authority–Hunt Refining Company AL†	5.25%		5/1/2044	NR	20,785,000	18,113,500
Vermont Economic Development Authority–Casella Waste Systems Inc AMT†	5.00%	#(b)	6/1/2052	B+	9,000,000	8,954,848
Village Community Development District No. 15 FL†	5.25%		5/1/2054	NR	4,000,000	3,818,482
Virginia Small Business Financing Authority–Covanta Holding Corp AMT†	5.00%	#(b)	1/1/2048	B	3,150,000	2,807,427
West Pace Cooperative District AL(d)	9.125%		5/1/2039	NR	13,770,000	10,465,200	(e)
West Virginia Economic Development Authority–Kentucky Power Co AMT	4.70%	#(b)	4/1/2036	Baa3	4,000,000	3,964,722
Total						681,210,273

Education 7.39%
Arizona Industrial Development Authority–Academies Math & Sci Oblig†	5.625%		7/1/2048	BB+	2,235,000	2,171,753
Arizona Industrial Development Authority–Academies Math & Sci Oblig†	5.75%		7/1/2053	BB+	3,000,000	2,928,729
Arizona Industrial Development Authority–Basis Schools Inc Oblig†	5.00%		7/1/2047	BB	1,325,000	1,162,852
Arizona Industrial Development Authority–Basis Schools Inc Oblig†	5.00%		7/1/2051	BB	3,080,000	2,651,135
Arizona Industrial Development Authority–Odyssey Preparatory Acdmy†	5.00%		7/1/2049	BB-	2,000,000	1,690,832
Arizona Industrial Development Authority–Odyssey Preparatory Acdmy†	5.00%		7/1/2054	BB-	5,000,000	4,144,393
Build NYC Resource Corp.–E Harlem Scholars Oblig Gp NY†	5.75%		6/1/2052	BB+	1,250,000	1,230,904
Build NYC Resource Corp.–E Harlem Scholars Oblig Gp NY†	5.75%		6/1/2062	BB+	3,750,000	3,631,166

128	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Education (continued)
California Municipal Finance Authority–Sdori Charter Sch Pptys†	5.625%	3/1/2045	B+		$11,500,000	$10,187,382
Camden County Improvement Authority–Kipp Cooper Norcross Oblig NJ	6.00%	6/15/2062	BBB		2,535,000	2,620,458
Capital Trust Agency, Inc.–Advantage Admy Oblig Grp FL	5.00%	12/15/2049	Baa3		1,360,000	1,178,445
Capital Trust Agency, Inc.–Advantage Admy Oblig Grp FL	5.00%	12/15/2054	Baa3		705,000	600,202
Capital Trust Agency, Inc.–Renaissance Chtr Sch 2019 FL†	5.00%	6/15/2039	NR		1,950,000	1,751,462
Capital Trust Agency, Inc.–Renaissance Chtr Sch 2019 FL†	5.00%	6/15/2049	NR		9,815,000	8,135,188
Capital Trust Agency, Inc.–Sestrn Univ Oblig Group FL†	6.375%	5/1/2053	NR		6,150,000	5,762,864
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(c)	7,250,000	7,601,106
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,504,355
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		26,695,000	20,795,525
Chicago Board of Education IL GO	5.00%	12/1/2036	BB+		4,000,000	3,903,123
City of Jacksonville–Jacksonville University FL†	5.00%	6/1/2053	NR		6,500,000	5,356,263
Clifton Higher Education Finance Corp.–Intl American Edu Fed TX	5.75%	8/15/2045	NR		6,500,000	6,085,460
Columbus-Franklin County Finance Authority–Ohio Dominican University	6.50%	3/1/2048	NR		5,010,000	3,448,094
Columbus-Franklin County Finance Authority–Ohio Dominican University	6.50%	3/1/2053	NR		3,500,000	2,353,453
County of Frederick–Mount St Mary’s Univ MD†	5.00%	9/1/2037	BB+		1,500,000	1,387,772
County of Frederick–Mount St Mary’s Univ MD†	5.00%	9/1/2045	BB+		10,145,000	8,761,456
County of Tuscarawas–Ashland University OH	6.00%	3/1/2045	NR		5,000,000	4,690,888
Development Authority of The City of Marietta–Life University Inc GA†	5.00%	11/1/2047	Ba3		8,000,000	6,482,746
Development Authority of The City of Marietta–Life University Inc GA†	5.00%	11/1/2037	Ba3		13,000,000	11,403,898
Florida Development Finance Corp.–Renaissance Chtr 2020 C/D†	5.00%	9/15/2040	NR		1,505,000	1,281,954
Florida Higher Educational Facilities Financial Authority–Jacksonville University†	5.00%	6/1/2048	NR		9,000,000	7,603,769

See Notes to Financial Statements.	129

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Education (continued)
Illinois Finance Authority–Depaul College Prep†	5.50%		8/1/2043	BB+	$1,360,000	$1,326,244
Illinois Finance Authority–Depaul College Prep†	5.625%		8/1/2053	BB+	4,500,000	4,302,492
Industrial Development Authority of the City of Phoenix Arizona–Basis Schools Inc Oblig†	5.00%		7/1/2045	BB	7,200,000	6,395,097
Iowa Higher Education Loan Authority–Des Moines Univ Osteopath	5.375%		10/1/2052	BBB+	2,000,000	1,950,699
Maricopa County Industrial Development Authority–Ottawa University AZ†	5.25%		10/1/2040	NR	3,000,000	2,792,513
Maricopa County Industrial Development Authority–Ottawa University AZ†	5.50%		10/1/2051	NR	7,915,000	7,301,102
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd–Lipscomb University Oblig TN	5.25%		10/1/2058	BBB-	10,000,000	8,979,373
Middlesex County Improvement Authority NJ(f)	5.00%		8/15/2053	Aa3	15,000,000	15,486,995
New Jersey Economic Development Authority	5.00%		6/15/2043	A2	3,145,000	3,161,390
New York State Dormitory Authority–St John’s University	4.00%		7/1/2048	A-	2,360,000	1,951,048
New York State Dormitory Authority–Yeshiva University	5.00%		7/15/2042	BBB-	3,725,000	3,519,306
New York State Dormitory Authority–Yeshiva University	5.00%		7/15/2050	BBB-	8,000,000	7,263,650
Public Finance Authority–Minnesota Medical Univ WI†(d)	5.50%		12/1/2048	NR	82,164	25,471	(e)
Public Finance Authority–Uma Education Inc†	5.00%		10/1/2039	BB	6,500,000	5,956,349
Public Finance Authority–Uma Education Inc WI†	5.00%		10/1/2034	BB	2,610,000	2,543,257
Public Finance Authority–Wingate University WI	5.25%		10/1/2043	BBB-	2,000,000	1,800,809
Sierra Vista Industrial Development Authority–American Leadership Acdmy AZ†	5.75%		6/15/2058	NR	19,000,000	17,810,300
State of Nevada Department of Business & Industry–Somerset Acad Nlv Bldg 1†	5.00%		12/15/2048	BB	1,500,000	1,275,239
University of Illinois (AGM)	4.00%		4/1/2037	AA	5,745,000	5,266,428
Total						242,615,389

Energy 0.09%
PEFA, Inc. IA	5.00%	#(b)	9/1/2049	A3	3,000,000	2,993,585

130	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Financial Services 0.63%
Berks County Industrial Development Authority–Tower Health Oblig Group PA	5.00%		11/1/2047	B	$12,925,000	$7,370,543
Berks County Industrial Development Authority–Tower Health Oblig Group PA	5.00%		11/1/2050	B	23,325,000	13,291,332
Total						20,661,875

General Obligation 12.99%
Academical Village Community Development District FL	3.625%		5/1/2040	NR	2,320,000	1,784,098
Academical Village Community Development District FL	4.00%		5/1/2051	NR	4,500,000	3,265,435
American Samoa Economic Development Authority†	5.00%		9/1/2038	Ba3	5,500,000	5,006,934
American Samoa Economic Development Authority	6.625%		9/1/2035	Ba3	2,275,000	2,339,997
American Samoa Economic Development Authority†	7.125%		9/1/2038	Ba3	7,020,000	7,435,891
Arlington Higher Education Finance Corp.–Brooks Collegiate Acad TX	5.00%		6/15/2041	NR	3,000,000	2,598,698
Arlington Higher Education Finance Corp.–Brooks Collegiate Acad TX	5.00%		6/15/2051	NR	4,230,000	3,401,074
Black Belt Energy Gas District AL	5.25%	#(b)	2/1/2053	A1	7,500,000	7,614,377
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1	16,500,000	16,471,717
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	5,000,000	4,118,927	(e)
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	5,000,000	5,058,363
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	5,170,000	5,220,091
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	2,500,000	2,519,389
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	2,000,000	2,011,609
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	1,500,000	1,507,303
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	9,515,000	9,553,371
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+	9,015,000	8,746,096
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	13,410,000	12,749,933
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	5,000,000	5,129,069
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,000,000	2,157,037
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	2,180,000	2,244,383
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	6,560,000	6,893,301
City of Chicago IL GO	5.50%		1/1/2030	BBB+	3,435,000	3,475,705
City of Chicago IL GO	5.50%		1/1/2033	BBB+	3,305,000	3,334,290
City of Chicago IL GO	5.50%		1/1/2037	BBB+	1,000,000	1,005,032

See Notes to Financial Statements.	131

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation (continued)
City of Chicago IL GO	5.50%		1/1/2039	BBB+	$2,125,000	$2,185,091
City of Chicago IL GO	5.50%		1/1/2049	BBB+	9,090,000	9,118,369
City of Chicago IL GO	6.00%		1/1/2038	BBB+	18,085,000	18,785,211
City of Coralville IA GO	4.50%		6/1/2032	BB+	4,000,000	3,921,043
City of New Haven CT GO	5.50%		8/1/2033	BBB+	1,000,000	1,049,386
City of New Haven CT GO	5.50%		8/1/2035	BBB+	660,000	690,532
City of New Haven CT GO	5.50%		8/1/2037	BBB+	1,280,000	1,325,689
City of Scranton PA GO†	5.00%		9/1/2028	BBB-	2,085,000	2,015,467
City of Scranton PA GO†	5.00%		9/1/2029	BBB-	1,000,000	960,723
City of Scranton PA GO	5.00%		11/15/2032	BBB-	10,920,000	10,328,864
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR	19,500,000	10,140,000
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	5,086,075	4,282,369
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	12,450,000	10,045,712
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	36,982,156	28,628,915
County of Pasco FL (AGM)	5.75%		9/1/2054	AA	2,000,000	2,128,946
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2052	Baa2	4,750,000	4,416,359
Idaho Falls Auditorium District COPS†	5.25%		5/15/2051	NR	11,500,000	10,321,695
Main Street Natural Gas, Inc. GA	5.00%	#(b)	6/1/2053	A3	9,000,000	8,930,810
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	A1	2,000,000	2,068,274
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	A1	3,975,000	4,100,957
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	A1	4,000,000	4,122,288
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	A1	3,000,000	3,084,399
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2041	A2	1,500,000	1,584,132
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2042	A2	1,000,000	1,050,454
New York State Urban Development Corp.	3.00%		3/15/2049	Aa1	10,000,000	6,929,026
Pennsylvania Economic Development Financing Authority AMT	5.25%		6/30/2053	Baa2	15,000,000	14,645,743
Pennsylvania Economic Development Financing Authority AMT	6.00%		6/30/2061	Baa2	23,480,000	24,806,808
Public Finance Authority–Ameream LLC WI†	7.00%		12/1/2050	NR	22,050,000	19,685,874

132	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation (continued)
Puerto Rico Public Finance Corp.	Zero Coupon		8/1/2031	NR	$12,250,000	$321,563	(e)
State of Illinois GO	3.50%		6/1/2029	A-	4,520,000	4,255,631
State of Illinois GO	4.00%		6/1/2037	A-	7,040,000	6,455,529
State of Illinois GO	5.50%		5/1/2030	A-	7,045,000	7,510,320
State of Illinois GO	5.50%		5/1/2039	A-	8,280,000	8,643,134
State of Illinois GO	5.50%		10/1/2039	A-	4,000,000	4,218,842
State of Illinois GO	5.50%		3/1/2042	A-	5,250,000	5,481,382
State of Illinois GO	5.50%		3/1/2047	A-	15,270,000	15,836,279
State of Illinois GO	5.50%		5/1/2047	A-	6,000,000	6,228,699
State of Illinois GO	5.75%		5/1/2045	A-	1,000,000	1,043,091
Tennessee Energy Acquisition Corp.	5.00%	#(b)	5/1/2053	A2	17,600,000	17,566,196
University City Industrial Development Authority MO	4.875%		6/15/2036	NR	1,200,000	1,147,855
University City Industrial Development Authority MO	5.50%		6/15/2042	NR	6,000,000	5,677,824
Washington State Convention Center Public Facilities District	4.00%		7/1/2043	Baa3	6,245,000	5,326,303
Total						426,707,904

Health Care 14.80%
Antelope Valley Healthcare District CA	5.00%		3/1/2041	BBB	4,000,000	3,640,863	(e)
Antelope Valley Healthcare District CA	5.00%		3/1/2046	BBB	3,300,000	2,867,029	(e)
Antelope Valley Healthcare District CA	5.25%		3/1/2036	BBB	1,000,000	993,832
Atlanta Development Authority The–Georgia Protoncare Ctr In(d)	6.00%		1/1/2023	NR	2,000,000	900,000	(e)
Atlanta Development Authority The–Georgia Protoncare Ctr In(d)	6.75%		1/1/2035	NR	1,500,000	675,000	(e)
Atlanta Development Authority The–Georgia Protoncare Ctr In(d)	7.00%		1/1/2040	NR	8,000,000	3,600,000	(e)
Berks County Industrial Development Authority–Tower Health Oblig Group PA	4.00%		11/1/2047	B	15,315,000	8,704,930
Berks County Industrial Development Authority–Tower Health Oblig Group PA	4.00%		11/1/2050	B	6,000,000	3,406,313
Berks County Industrial Development Authority–Tower Health Oblig Group PA	5.00%		11/1/2026	B	3,235,000	2,197,476
Berks County Municipal Authority–Tower Health Oblig Group PA	5.00%	#(b)	2/1/2040	B	1,505,000	895,807
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2040	BB	4,880,000	4,223,429

See Notes to Financial Statements.	133

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care (continued)
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%	12/1/2045	BB		$910,000	$755,783
Bucks County Industrial Development Authority–Grand View Hosp Oblig Grp PA	4.00%	7/1/2046	BB		22,745,000	15,997,962
Buffalo & Erie County Industrial Land Development Corp.–Catholic Hlth Sys Oblig NY	5.00%	7/1/2040	B-		11,020,000	8,690,737
California Municipal Finance Authority–Cmnty Hosps Ctrl Grp	3.00%	2/1/2046	A3		5,000,000	3,189,108
California Public Finance Authority–Kendal At Ventura†	10.00%	5/15/2028	NR		6,500,000	6,336,050	(e)
California Public Finance Authority–Kendal At Ventura†	12.00%	5/15/2028	NR		1,000,000	979,172	(e)
California Statewide Communities Development Authority–Eskaton Pptys Inc Oblig Gp	5.25%	11/15/2034	BBB-		1,640,000	1,588,912
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig†	5.00%	12/1/2046	BB		6,000,000	5,478,478
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig	5.25%	12/1/2044	BB		8,805,000	8,275,762
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig†	5.25%	12/1/2056	BB		21,545,000	19,758,288
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig	5.50%	12/1/2054	BB		13,255,000	12,913,779
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig†	5.50%	12/1/2058	BB		17,750,000	16,885,836
California Statewide Communities Development Authority–Verity Hlth Sys Oblig	5.50%	7/1/2039	NR		58,817	55,288
California Statewide Communities Development Authority–Verity Hlth Sys Oblig	5.75%	7/1/2024	NR		14,402	13,538
California Statewide Communities Development Authority–Verity Hlth Sys Oblig	5.75%	7/1/2035	NR		28,804	27,075
Chester County Health & Education Facilities Authority–Immaculata University PA	5.00%	11/1/2037	BB-	(c)	4,000,000	3,334,861
Chester County Health & Education Facilities Authority–Immaculata University PA	5.00%	11/1/2046	BB-	(c)	4,100,000	3,084,412

134	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Health Care (continued)
City of Blaine–Crest View Oblig Grp MN	6.125%	7/1/2050	NR	$5,000,000	$3,250,000
City of Fruita Healthcare Revenue–Lower Vy Hosp Assoc Oblig CO†	5.375%	1/1/2033	NR	3,400,000	3,051,380
City of Fruita Healthcare Revenue–Lower Vy Hosp Assoc Oblig CO†	5.50%	1/1/2048	NR	16,350,000	13,273,528
County of Cuyahoga–The Metrohealth System OH	5.50%	2/15/2052	BBB	8,175,000	7,740,710
County of Cuyahoga–The Metrohealth System OH	5.50%	2/15/2057	BBB	4,900,000	4,577,061
County of Howard–Columbia Vantage Hse Corp MD	5.00%	4/1/2044	NR	2,955,000	2,327,596
County of Howard–Columbia Vantage Hse Corp MD	5.00%	4/1/2046	NR	7,000,000	5,412,375
County of Muskingum–Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2033	BB+	2,765,000	2,581,671
County of Muskingum–Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2044	BB+	20,190,000	17,358,046
County of Washington–Marietta Area Hlthcr Oblig OH	6.75%	12/1/2052	NR	15,100,000	14,582,476
County of Wilson–Wilson County Hospital KS	5.60%	9/1/2036	NR	3,530,000	2,762,985	(e)
Crawford County Hospital Authority–Meadville Med Ctr Oblig PA	6.00%	6/1/2046	NR	2,225,000	2,198,003
Crawford County Hospital Authority–Meadville Med Ctr Oblig PA	6.00%	6/1/2051	NR	2,600,000	2,496,443
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	3,700,000	3,667,931
Doylestown Hospital Authority Oblig PA	5.00%	7/1/2049	B3	235,000	252,409
Duluth Economic Development Authority–Essentia Health Oblig Grp MN	5.25%	2/15/2058	A-	18,000,000	16,767,004
Duluth Economic Development Authority–St Lukes Hosp Duluth Oblig MN	5.25%	6/15/2052	BBB-	5,000,000	4,543,410
Franklin Health & Educational Facilities Board–MTPC LLC Oblig Group TN†(d)	7.50%	6/1/2047	NR	7,635,000	1,603,350
Fulton County Industrial Development Authority Fulton County Medical Ctr PA	5.00%	7/1/2046	NR	4,450,000	3,649,279
Fulton County Industrial Development Authority Fulton County Medical Ctr PA	5.00%	7/1/2051	NR	5,000,000	4,011,343
Glendale Industrial Development Authority–Beatitudes Campus Oblig AZ	5.00%	11/15/2036	NR	1,500,000	1,306,924

See Notes to Financial Statements.	135

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care (continued)
Glendale Industrial Development Authority–Beatitudes Campus Oblig AZ	5.00%	11/15/2040	NR		$3,000,000	$2,466,377
Glendale Industrial Development Authority–Beatitudes Campus Oblig AZ	5.00%	11/15/2053	NR		6,000,000	4,424,428
Hampton Roads Transportation–Christus Health Oblig Group VA(f)	5.00%	7/1/2053	A1		9,550,000	9,284,023
Harris County Cultural Education Facilities Finance Corp.–Brazos Presbyterian Oblig TX	5.125%	1/1/2048	BB+	(c)	1,655,000	1,306,402
Holmes County Hospital Corp. FL(d)	5.75%	11/1/2026	NR		3,760,000	3,510,345
Holmes County Hospital Corp. FL	6.00%	11/1/2038	NR		7,115,000	6,098,671
Industrial Development Authority of the County of Pima–La Posada Park Centre Oblig AZ†	6.875%	11/15/2052	NR		4,000,000	3,977,157
Industrial Development Authority of the County of Pima–La Posada Park Centre Oblig AZ†	7.00%	11/15/2057	NR		5,500,000	5,510,405
Kentucky Economic Development Finance Authority–Masonic Homes Oblig	5.375%	11/15/2032	NR		1,100,000	973,455
King County Public Hospital District No. 4 WA	6.25%	12/1/2045	NR		4,000,000	3,712,305
Louisiana Local Government Environmental Facilities & Community Development Authority–St James Place Oblig Grp	6.25%	11/15/2045	NR		6,100,000	5,569,429
Magnolia West Community Development District FL	5.35%	5/1/2037	NR		205,000	206,165
Maryland Health & Higher Educational Facilities Authority–Doctors Hosp Inc Oblig Grp	5.00%	7/1/2038	A3		10,415,000	9,947,669
Massachusetts Development Finance Agency–Ascentria Care Alliance†	5.00%	7/1/2041	NR		3,500,000	2,840,468
Massachusetts Development Finance Agency–Ascentria Care Alliance†	5.00%	7/1/2051	NR		5,625,000	4,217,074
Massachusetts Development Finance Agency–Ascentria Care Alliance†	5.00%	7/1/2056	NR		2,310,000	1,691,530
Massachusetts Development Finance Agency–Boston Med Ctr Oblig Grp	5.25%	7/1/2048	BBB		2,600,000	2,563,350
Miami Beach Health Facilities Authority–Mt Sinai Med Ctr FL Oblig	4.00%	11/15/2051	A3		5,000,000	4,008,382
Moon Industrial Development Authority–Baptist Homes Society Oblig PA	6.00%	7/1/2045	NR		9,250,000	6,512,527
New Hampshire Business Finance Authority–Ascentria Care Alliance†	5.00%	7/1/2041	NR		1,885,000	1,523,153
New Hampshire Business Finance Authority–Ascentria Care Alliance†	5.00%	7/1/2051	NR		3,225,000	2,389,915

136	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Health Care (continued)
New Hampshire Business Finance Authority–Ascentria Care Alliance†	5.00%	7/1/2056	NR	$1,910,000	$1,380,075
New Jersey Economic Development Authority–Bancroft Neurohealth Oblig	5.00%	6/1/2036	NR	1,500,000	1,364,425
New York City Industrial Development Agency–Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	3,750,000	2,407,069
New York State Dormitory Authority	4.00%	3/15/2049	AA+	6,290,000	5,521,480
New York State Dormitory Authority–Catholic Hlth Sys Oblig	4.00%	7/1/2045	B-	5,500,000	3,763,925
Niagara Area Development Corp.–Catholic Hlth Sys Oblig NY	4.50%	7/1/2052	B-	3,240,000	2,282,331
Niagara Area Development Corp.–Catholic Hlth Sys Oblig NY	5.00%	7/1/2052	B-	8,545,000	6,381,773
Oconee County Industrial Development Authority–Westminster Presbytrn Oblig GA	6.25%	12/1/2048	NR	1,000,000	826,354
Oconee County Industrial Development Authority–Westminster Presbytrn Oblig GA	6.375%	12/1/2053	NR	3,000,000	2,470,589
Oklahoma Development Finance Authority–OU Medicine Oblig Grp	5.00%	8/15/2038	BB-	4,515,000	4,028,677
Oklahoma Development Finance Authority–OU Medicine Oblig Grp	5.25%	8/15/2048	BB-	5,810,000	5,053,000
Oklahoma Development Finance Authority–OU Medicine Oblig Grp	5.45%	8/15/2028	BB-	3,000,000	2,582,212
Oklahoma Development Finance Authority–OU Medicine Oblig Grp	5.50%	8/15/2052	BB-	15,000,000	13,435,737
Oklahoma Development Finance Authority–OU Medicine Oblig Grp	5.50%	8/15/2057	BB-	6,500,000	5,745,127
Philadelphia Authority for Industrial Development–Gtr Phila Hlth Action Inc PA	6.50%	6/1/2045	NR	2,485,000	2,355,119
Philadelphia Authority for Industrial Development–Gtr Phila Hlth Action Inc PA	6.625%	6/1/2050	NR	3,415,000	3,245,084
Public Finance Authority–Bancroft Neurohealth Oblig WI†	4.625%	6/1/2036	NR	4,330,000	3,730,592
Public Finance Authority–Bancroft Neurohealth Oblig WI†	5.125%	6/1/2048	NR	7,060,000	5,904,546
Public Finance Authority–Lehigh VY Hlth Network WI†	7.25%	12/1/2042	NR	8,750,000	8,408,219
Public Finance Authority–Lehigh VY Hlth Network WI†	7.50%	12/1/2052	NR	8,650,000	8,409,726
Public Finance Authority–Proton Intl–Delray LLC WI†(d)	6.85%	11/1/2046	NR	2,000,000	1,200,000	(e)

See Notes to Financial Statements.	137

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care (continued)
Public Finance Authority–Proton Intl Alabama LLC WI†(d)	6.85%	10/1/2047	NR		$3,000,000	$1,800,000	(e)
Public Finance Authority–Rose Villa Inc Oblig Grp WI†	5.75%	11/15/2044	NR		2,035,000	2,064,251
Rhode Island Health & Educational Building Corp.–Care New England Hlth Oblig	5.00%	9/1/2036	B+		7,000,000	6,182,158
Shelby County Health Educational & Housing Facilities Board–Luke Inc Oblig Group TN	5.75%	10/1/2059	NR		10,000,000	6,975,336
South Carolina Jobs-Economic Development Authority–Hampton Regl Med Ctr Oblig	5.00%	11/1/2042	NR		3,815,000	3,226,137	(e)
South Carolina Jobs-Economic Development Authority–Hampton Regl Med Ctr Oblig	5.00%	11/1/2046	NR		6,070,000	5,008,640
South Carolina Jobs-Economic Development Authority–Kiawah Life Plan Vlg Inc	7.50%	11/15/2053	NR		9,000,000	8,637,036
South Carolina Jobs-Economic Development Authority–Kiawah Life Plan Vlg Inc	7.75%	11/15/2058	NR		9,000,000	8,633,794
Southeastern Ohio Port Authority–Marietta Area Hlthcr Oblig	5.50%	12/1/2043	B+	(c)	5,025,000	4,174,059
Upper San Juan Health Service District Medical Center Revenue CO	6.00%	6/1/2041	NR		2,225,000	2,039,854	(e)
Upper San Juan Health Service District Medical Center Revenue CO	6.125%	6/1/2046	NR		3,015,000	2,734,447	(e)
Wisconsin Health & Educational Facilities Authority–Amer Baptist Homes Oblig	5.00%	8/1/2039	NR		1,625,000	1,224,921
Wisconsin Health & Educational Facilities Authority–Sauk-Prairie Mem Hosp Oblig	5.375%	2/1/2048	Ba2		4,000,000	3,508,574
Total						486,322,141

Housing 4.47%
Arizona Industrial Development Authority–Provident Grp-Nccu Pptys (BAM)	5.00%	6/1/2058	AA		2,500,000	2,507,591
California Community Housing Agency†	3.00%	2/1/2057	NR		14,105,000	8,669,001
California Community Housing Agency†	4.00%	2/1/2050	NR		21,045,000	14,715,929
California Community Housing Agency†	5.00%	8/1/2050	NR		11,000,000	9,516,218
California Housing Finance Agency	3.25%	8/20/2036	BBB		2,429,789	2,128,640
California Municipal Finance Authority–Caritas Affordable Hsg	5.25%	8/15/2039	A-		550,000	552,929
California Statewide Communities Development Authority†	3.00%	6/1/2047	NR		16,640,000	11,120,524
Capital Projects Finance Authority–Provident Group–Continu FL	5.00%	11/1/2038	Baa3		1,000,000	1,005,467

138	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Housing (continued)
Capital Projects Finance Authority–Provident Group–Continu FL	5.00%	11/1/2040	Baa3	$1,000,000	$993,152
Capital Projects Finance Authority–Provident Group–Continu FL	5.00%	11/1/2048	Baa3	1,350,000	1,281,552
Capital Projects Finance Authority–Provident Group–Continu FL	5.00%	11/1/2053	Baa3	1,770,000	1,657,733
Capital Projects Finance Authority–Provident Group–Continu FL	5.00%	11/1/2058	Baa3	1,750,000	1,619,647
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	9,650,000	7,166,489
CSCDA Community Improvement Authority CA†	3.00%	3/1/2057	NR	7,000,000	4,367,385
CSCDA Community Improvement Authority CA†	3.125%	8/1/2056	NR	14,500,000	9,261,063
CSCDA Community Improvement Authority CA†	4.00%	8/1/2056	NR	4,445,000	3,132,108
CSCDA Community Improvement Authority CA†	4.00%	12/1/2056	NR	13,250,000	8,816,156
CSCDA Community Improvement Authority CA†	4.00%	2/1/2057	NR	4,500,000	2,996,429
CSCDA Community Improvement Authority CA†	4.00%	3/1/2057	NR	3,500,000	2,329,799
CSCDA Community Improvement Authority CA†	4.00%	6/1/2057	NR	13,980,000	8,554,326
Indiana Finance Authority–Chf-Tippecanoe LLC	5.00%	6/1/2053	NR	1,850,000	1,773,662
Indiana Finance Authority–Chf-Tippecanoe LLC	5.375%	6/1/2064	NR	5,450,000	5,313,429
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-	2,000,000	2,087,748
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-	5,000,000	5,324,715
New Hampshire Business Finance Authority	4.375%	9/20/2036	BBB	5,413,448	5,016,730
New York State Housing Finance Agency (SONYMA/FNMA)	3.25%	11/1/2052	Aa2	5,000,000	3,455,632
Public Finance Authority–Chf Manoa LLC WI†	5.75%	7/1/2053	NR	1,185,000	1,152,007
Public Finance Authority–Chf Manoa LLC WI†	5.75%	7/1/2063	NR	8,370,000	7,956,833
Roanoke County Economic Development Authority–Richfield Living Oblig VA(d)	5.25%	9/1/2049	NR	15,000,000	9,000,009
Roanoke County Economic Development Authority–Richfield Living Oblig VA(d)	5.375%	9/1/2054	NR	5,500,000	3,300,004
Total					146,772,907

See Notes to Financial Statements.	139

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Lease Obligations 0.57%
New Jersey Economic Development Authority	5.00%		6/15/2043	A2	$3,800,000	$3,819,803
New Jersey Economic Development Authority	5.00%		6/15/2047	A2	5,450,000	5,456,628
New Jersey Economic Development Authority–NYNJ Link Borrower LLC AMT	5.375%		1/1/2043	BBB+	1,175,000	1,176,449
New Jersey Economic Development Authority–NYNJ Link Borrower LLC AMT	5.625%		1/1/2052	BBB+	5,000,000	5,007,638
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2035	A2	3,250,000	3,341,057
Total						18,801,575

Other Revenue 5.23%
Anson Education Facilities Corp.–Arlington Classics Acdmy TX	5.00%		8/15/2045	BBB-	2,250,000	2,084,449
Arizona Industrial Development Authority–American Chtr Schs Fndtn†	6.00%		7/1/2047	BB+	2,460,000	2,438,214
Arizona Industrial Development Authority–Odyssey Preparatory Academy†	5.50%		7/1/2052	BB-	750,000	676,185
Arlington Higher Education Finance Corp.–Newman Internantional Acdmy TX	5.50%		8/15/2046	NR	5,000,000	4,381,641
California School Finance Authority–Kipp Socal Pub Schs Oblig†	5.125%		7/1/2044	BBB	2,390,000	2,357,152
Capital Trust Agency, Inc.–Educational Growth Fund FL†	5.00%		7/1/2056	NR	13,350,000	11,354,232
Capital Trust Agency, Inc.–Franklin Acad Ser 2020 Oblig FL†	5.00%		12/15/2050	NR	14,700,000	11,747,621
Chester County Industrial Development Authority–Collegium Charter School PA	5.125%		10/15/2037	BB	1,000,000	937,593
Chester County Industrial Development Authority–Collegium Charter School PA	5.25%		10/15/2047	BB	2,500,000	2,216,551
Cleveland-Cuyahoga County Port Authority–Playhouse Square Fdtn OH	5.25%		12/1/2038	BB+	1,400,000	1,353,038
Cleveland-Cuyahoga County Port Authority–Playhouse Square Fdtn OH	5.50%		12/1/2043	BB+	1,850,000	1,777,997
Cleveland-Cuyahoga County Port Authority–Playhouse Square Fdtn OH	5.50%		12/1/2053	BB+	11,485,000	10,597,974
Clifton Higher Education Finance Corp.–Idea Public Schools TX	6.00%		8/15/2043	A-	1,000,000	1,000,721
Clifton Higher Education Finance Corp.–Intl American Edu Fed TX	6.125%		8/15/2048	Baa3	22,025,000	21,399,904
Commonwealth of Puerto Rico	Zero Coupon	#(b)	11/1/2051	NR	796,127	125,390
Commonwealth of Puerto Rico	5.069%	#(b)	11/1/2051	NR	26,469,353	13,631,717

140	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Other Revenue (continued)
Florida Development Finance Corp.–Franklin Acad Ser 2016 Oblig†	5.00%	7/15/2046	NR	$4,000,000	$3,448,586	(e)
Florida Development Finance Corp.–Palm Bay Academy Inc†	Zero Coupon	5/15/2037	NR	940,000	9
Florida Development Finance Corp.–Palm Bay Academy Inc†	6.375%	5/15/2037	NR	2,620,000	2,159,032
Florida Development Finance Corp.–Palm Bay Academy Inc†	6.375%	5/15/2037	NR	1,220,000	244,000
Florida Development Finance Corp.–Renaissance Chtr 2020 C/D†	5.00%	9/15/2050	NR	3,505,000	2,744,424
Florida Development Finance Corp.–Renaissance Chtr Sch 2015†	6.125%	6/15/2046	NR	5,000,000	4,824,406
George L Smith II Congress Center Authority–Signia Hotel Mgmt LLC GA†	5.00%	1/1/2054	NR	10,000,000	7,623,214
Industrial Development Authority of the City of Phoenix Arizona–Basis Schools Inc Oblig†	5.00%	7/1/2046	BB	2,000,000	1,764,644
Industrial Development Authority of the County of Pima–Edkey Oblig Group AZ†	5.00%	7/1/2049	NR	6,000,000	5,007,493
Industrial Development Authority of the County of Pima–Edkey Oblig Group AZ†	5.00%	7/1/2055	NR	4,000,000	3,263,494
Jefferson Parish Economic Development & Port District–Kenner Discovery Hlth Sci LA†	5.50%	6/15/2038	NR	3,200,000	3,059,892	(e)
Jefferson Parish Economic Development & Port District–Kenner Discovery Hlth Sci LA†	5.625%	6/15/2048	NR	4,350,000	3,974,042	(e)
Main Street Natural Gas, Inc. GA	5.00%	5/15/2043	A2	1,900,000	1,830,885
Maricopa County Industrial Development Authority–Paragon Management Inc AZ†	5.00%	7/1/2047	BB+	4,000,000	3,552,200
Maryland Economic Development Corp.(d)	5.00%	12/1/2031	NR	10,700,000	6,420,000
Maryland Economic Development Corp.(d)	5.25%	12/1/2031	NR	3,000,000	1,800,000
Michigan Finance Authority–Bradford Academy	4.30%	9/1/2030	NR	845,000	742,770
Michigan Finance Authority–Bradford Academy	4.80%	9/1/2040	NR	1,845,000	1,446,168
Michigan Finance Authority–Bradford Academy	5.00%	9/1/2050	NR	3,010,000	2,213,095
Michigan Public Educational Facilities Authority–Crescent Academy	7.00%	10/1/2036	NR	607,500	607,536
Middlesex County Improvement Authority NJ	6.125%	1/1/2025	NR	2,790,000	34,875
Middlesex County Improvement Authority NJ	6.25%	1/1/2037	NR	5,755,000	71,938

See Notes to Financial Statements.	141

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Other Revenue (continued)
New Jersey Economic Development Authority	5.00%	11/1/2052	A2	$10,370,000	$10,380,615
Plymouth Educational Center Charter School MI	5.375%	11/1/2030	D	1,425,000	869,250
Utah Charter School Finance Authority–Freedom Academy Fndtn†	5.00%	6/15/2041	NR	1,020,000	885,526
Utah Charter School Finance Authority–Freedom Academy Fndtn†	5.00%	6/15/2052	NR	1,300,000	1,057,343
Utah Charter School Finance Authority–Freedom Academy Fndtn†	5.375%	6/15/2048	NR	5,150,000	4,515,979
Washington State Convention Center Public Facilities District	3.00%	7/1/2043	Baa3	4,375,000	3,083,998
Washington State Convention Center Public Facilities District	3.00%	7/1/2058	Baa3	2,400,000	1,432,565
Washington State Convention Center Public Facilities District	4.00%	7/1/2058	Baa3	6,000,000	4,714,439
Total					171,852,797

Special Tax 4.16%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	2,425,000	2,439,236
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	3,215,000	3,053,902
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	11,375,000	11,361,707
Anne Arundel County Consolidated Special Taxing District MD Special Tax	5.125%	7/1/2036	NR	1,030,000	1,029,961
Anne Arundel County Consolidated Special Taxing District MD Special Tax	5.25%	7/1/2044	NR	2,150,000	2,074,514
Arborwood Community Development District FL	6.90%	5/1/2036	NR	610,000	599,417
Arborwood Community Development District FL	6.90%	5/1/2036	NR	50,000	48,249
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2042	NR	4,000,000	3,703,092
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2053	NR	4,000,000	3,473,900
Celebration Pointe Community Development District No. 1 FL	3.375%	5/1/2041	NR	3,970,000	2,928,299
Celebration Pointe Community Development District No. 1 FL	5.00%	5/1/2048	NR	6,555,000	5,872,347
City of Baltimore MD	4.875%	6/1/2042	NR	1,275,000	1,171,499

142	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Special Tax (continued)
City of Baltimore MD	5.00%	6/1/2051	NR	$1,600,000	$1,442,846
City of North Las Vegas NV	4.50%	6/1/2039	NR	470,000	426,566
City of North Las Vegas NV	4.625%	6/1/2043	NR	470,000	418,334
City of North Las Vegas NV	4.625%	6/1/2049	NR	715,000	616,286
County of Prince George’s MD Tax Allocation†	5.125%	7/1/2039	NR	1,100,000	1,034,738
County of Prince George’s MD Tax Allocation†	5.25%	7/1/2048	NR	5,125,000	4,733,243
Grandview Industrial Development Authority MO Tax Allocation(d)	5.75%	12/1/2028	NR	1,000,000	220,000	(e)
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,500,000	2,693,413
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	8,975,000	6,250,717
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A	3,375,000	3,384,856
Lakewood Ranch Stewardship District FL(g)	6.30%	5/1/2054	NR	4,500,000	4,509,378
Miami World Center Community Development District FL	5.25%	11/1/2049	NR	4,500,000	4,219,028
Mida Mountain Village Public Infrastructure District UT†	4.00%	8/1/2050	NR	8,500,000	6,017,310
Mida Mountain Village Public Infrastructure District UT†	4.25%	8/1/2035	NR	3,290,000	2,881,859
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	1,250,000	1,023,705
Mida Mountain Village Public Infrastructure District UT†	5.00%	8/1/2050	NR	3,500,000	2,814,546
Military Installation Development Authority UT	4.00%	6/1/2052	NR	11,485,000	7,817,702
Northern Palm Beach County Improvement District FL	5.00%	8/1/2046	NR	5,000,000	4,585,622
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2042	NR	2,000,000	1,946,642
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2047	NR	2,000,000	1,905,720
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	819,062
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2045	NR	6,050,000	5,317,430

See Notes to Financial Statements.	143

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Special Tax (continued)
Plaza at Noah’s Ark Community Improvement District MO	3.00%	5/1/2030	NR	$725,000	$638,195
Prince George’s County Revenue Authority MD Tax Allocation†	5.00%	7/1/2046	NR	5,000,000	4,758,298
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,612,764
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2041	NR	2,000,000	1,297,467
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2051	NR	6,520,000	3,612,263
Scranton Redevelopment Authority PA GTD	5.00%	11/15/2028	BBB-	4,385,000	4,332,246
Stone Canyon Community Improvement District MO(d)	5.70%	4/1/2022	NR	1,485,000	133,650	(e)
Tern Bay Community Development District FL	5.375%	5/1/2037	NR	350,000	349,981
Village Metropolitan District CO GO	5.00%	12/1/2040	NR	2,000,000	1,826,583
Village Metropolitan District CO GO	5.00%	12/1/2049	NR	4,085,000	3,583,453
West Villages Improvement District FL	4.75%	5/1/2039	NR	1,750,000	1,586,557
West Villages Improvement District FL	5.00%	5/1/2050	NR	3,090,000	2,715,609
Westview South Community Development District FL	5.375%	5/1/2043	NR	2,000,000	1,865,831
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,000,000	938,363
Westview South Community Development District FL	5.60%	5/1/2053	NR	3,000,000	2,766,853
Westview South Community Development District FL	5.625%	5/1/2053	NR	1,000,000	932,663
Total					136,785,902

Tax Revenue 4.35%
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	2,750,000	2,847,768
City of Reno NV†	Zero Coupon	7/1/2058	NR	18,500,000	1,834,974
City of Sparks NV†	2.75%	6/15/2028	Ba1	730,000	667,756
County of Monongalia WV†	5.00%	6/1/2033	NR	500,000	498,451
County of Monongalia WV†	5.75%	6/1/2043	NR	1,000,000	1,012,551
County of Monongalia WV†	6.00%	6/1/2053	NR	1,750,000	1,794,572
Metropolitan Pier & Exposition Authority IL	5.50%	6/15/2053	A	9,150,000	9,193,055

144	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Tax Revenue (continued)
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2037	A	$10,000,000	$4,957,906
Monongalia County Commission Excise Tax District WV†	4.125%	6/1/2043	NR	5,380,000	4,560,776
New York Liberty Development Corp. TCRS (BAM)	3.00%	2/15/2042	AA	4,000,000	2,878,555
New York State Dormitory Authority	3.00%	3/15/2050	AA+	2,500,000	1,681,287
New York State Urban Development Corp.	3.00%	3/15/2047	AA+	3,740,000	2,611,584
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	3,965,000	2,545,529
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	17,225,000	15,470,866
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	2,010,000	1,805,309
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	47,484,000	42,097,491
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	5,800,000	5,076,995
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	36,356,000	32,977,924
Territory of Guam	4.00%	1/1/2042	Ba1	5,000,000	4,061,177
Washington State Convention Center Public Facilities District	3.00%	7/1/2048	Baa3	6,710,000	4,373,356
Total					142,947,882

Taxable Revenue–Water & Sewer 0.64%
City of Chicago Waterworks Revenue IL (AGM)(f)	5.50%	11/1/2062	AA	20,290,000	21,184,876

Tobacco 7.34%
Buckeye Tobacco Settlement Financing Authority OH	Zero Coupon	6/1/2057	NR	63,000,000	6,155,818
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	80,275,000	69,250,890
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	26,325,000	5,964,787
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	42,500,000	1,871,691

See Notes to Financial Statements.	145

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Tobacco (continued)
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2046	NR	$4,780,000	$856,395
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	21,000,000	1,843,376
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	100,000,000	7,887,330
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	30,000,000	1,554,096
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	240,000,000	20,849,880
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	47,000,000	2,889,259
Iowa Tobacco Settlement Authority	4.00%	6/1/2049	BBB+	4,000,000	3,425,010
Michigan Finance Authority	4.00%	6/1/2049	BBB+	4,005,000	3,424,179
Michigan Finance Authority	5.00%	6/1/2049	BBB+	2,350,000	2,354,047
Michigan Tobacco Settlement Finance Authority	Zero Coupon	6/1/2058	NR	103,300,000	3,773,198
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	22,900,000	936,798
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	50,000,000	2,460,235
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+	3,170,000	2,837,783
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+	3,305,108	3,238,349
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	41,035,000	2,506,869
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	10,000,000	4,678,745
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR	20,000,000	1,509,958
Tobacco Securitization Authority of Southern California–San Diego County Tobacco	Zero Coupon	6/1/2046	CCC-	15,000,000	2,507,581
Tobacco Securitization Authority of Southern California–San Diego County Tobacco	Zero Coupon	6/1/2054	NR	16,000,000	2,924,746
Tobacco Settlement Financing Corp. RI	Zero Coupon	6/1/2052	CCC-	25,885,000	3,861,164
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	9,500,000	2,224,868

146	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Tobacco (continued)
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	$110,695,000	$26,526,286
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-	39,860,000	35,265,852
TSASC, Inc. NY	5.00%	6/1/2045	CCC+	7,170,000	6,338,164
TSASC, Inc. NY	5.00%	6/1/2048	NR	12,835,000	11,142,232
Total					241,059,586

Transportation 8.94%
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2047	A+	5,000,000	4,892,003
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2025	A+	3,410,000	3,411,524
City of Houston Airport System Revenue–United Airlines Inc TX AMT	4.75%	7/1/2024	BB-	1,410,000	1,407,352
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.00%	7/15/2028	BB-	3,500,000	3,488,493
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-	5,000,000	4,257,438
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2040	AA	8,495,000	8,498,134
City of Reno NV†	Zero Coupon	7/1/2058	NR	26,000,000	2,837,146
City of Salt Lake City Airport Revenue UT AMT	5.50%	7/1/2053	A2	2,500,000	2,582,325
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2044	A	5,000,000	4,914,673
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2031	A+	20,000,000	14,142,292
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	5,500,000	4,671,654
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2048	AA	1,250,000	1,263,886
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2053	AA	2,000,000	2,012,493
Greater Orlando Aviation Authority FL AMT	4.00%	10/1/2049	AA-	6,370,000	5,401,050
Maryland Economic Development Corp.–Consol Marine Terminals L	5.75%	9/1/2025	BB	9,000,000	9,075,735
Maryland Economic Development Corp.–Purple Line Transit Ptr AMT	5.25%	6/30/2047	Baa3	2,500,000	2,423,398
Maryland Economic Development Corp.–Purple Line Transit Ptr AMT	5.25%	6/30/2055	Baa3	12,610,000	12,035,420

See Notes to Financial Statements.	147

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
Maryland Economic Development Corp. Tax Allocation	4.00%	9/1/2050	NR	$12,350,000	$9,408,305
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2052	A1	9,150,000	9,400,360
Metropolitan Transportation Authority NY	5.25%	11/15/2044	A3	12,500,000	12,461,726
Metropolitan Transportation Authority NY(f)	5.25%	11/15/2055	A3	21,710,000	21,867,185
New Jersey Transportation Trust Fund Authority	5.50%	6/15/2050	A2	2,000,000	2,108,760
New York Transportation Development Corp.–Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3	9,305,000	8,586,758
New York Transportation Development Corp.–Delta Air Lines Inc AMT	4.375%	10/1/2045	Baa3	19,765,000	17,244,443
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3	1,195,000	1,189,769
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3	8,480,000	8,151,375
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	5,000,000	4,220,923
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	13,730,000	13,476,066
North Parkway Municipal Management District No. 1 TX†	4.75%	9/15/2041	NR	2,930,000	2,598,408
North Parkway Municipal Management District No. 1 TX†	5.00%	9/15/2051	NR	4,875,000	4,173,907
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	10,500,000	10,525,392
Port Authority of New York & New Jersey AMT	5.00%	12/1/2053	Aa3	7,075,000	7,034,683
Port Authority of New York & New Jersey AMT	5.25%	8/1/2047	AA-	5,000,000	5,119,657
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	3,500,000	3,644,478
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,462,466
Puerto Rico Highway & Transportation Authority	Zero Coupon	7/1/2032	NR	462,833	299,106
Puerto Rico Highway & Transportation Authority	5.00%	7/1/2053	NR	791,717	491,856
Puerto Rico Highway & Transportation Authority	5.00%	7/1/2062	NR	15,712,199	15,044,431
Regional Transportation District–Denver Transit Partners CO	3.00%	7/15/2037	Baa1	3,825,000	3,046,967

148	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
San Diego Cnty Regional Arpt Auth CA(f)	5.00%		7/1/2056	A2	$17,000,000	$17,542,273
San Diego County Regional Airport Authority CA AMT	4.00%		7/1/2046	A2	4,500,000	3,843,978
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2056	A2	5,000,000	4,899,744
Texas Private Activity Bond Surface Transportation Corp. AMT	5.50%		12/31/2058	Baa1	5,000,000	5,099,021
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	4.00%		1/1/2048	BBB	7,205,000	6,000,947
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%		7/1/2037	BBB	2,355,000	2,395,794
Total						293,653,794

Utilities 7.47%
Baltimore Proj Revenue MD(f)	5.25%		7/1/2047	AA-	7,195,000	7,526,034
Baltimore Proj Revenue MD(f)	5.25%		7/1/2052	AA-	12,190,000	12,750,849
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	4,100,000	3,986,284
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2052	Baa1	6,100,000	5,700,568
Black Belt Energy Gas District AL	5.50%	#(b)	6/1/2049	A2	9,450,000	9,642,120
Black Belt Energy Gas District AL	5.50%	#(b)	11/1/2053	A2	16,335,000	16,692,761
Charlotte County Industrial Development Authority–Mskp Town And Cntry Util FL†	5.00%		10/1/2034	NR	1,000,000	951,586
Charlotte County Industrial Development Authority–Mskp Town And Cntry Util FL†	5.00%		10/1/2049	NR	5,500,000	4,834,002
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	3,710,000	3,452,018
County of Jefferson Sewer Revenue AL	Zero Coupon		10/1/2039	BBB	5,000,000	5,257,196
County of Jefferson Sewer Revenue AL	Zero Coupon		10/1/2046	BBB	5,445,000	5,725,573
County of Jefferson Sewer Revenue AL	6.00%		10/1/2042	BBB	7,175,000	7,458,623
County of Jefferson Sewer Revenue AL	6.50%		10/1/2053	BBB	26,800,000	28,149,474
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2028	AA	4,035,000	3,004,238
County of Jefferson Sewer Revenue AL (AGM)	5.00%		10/1/2044	AA	5,070,000	4,983,478
Florida Development Finance Corp.–Waste Pro Usa Inc AMT†	5.25%		8/1/2029	NR	7,000,000	6,603,101
Florida Development Finance Corp.–Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	4,250,000	3,273,963
Main Street Natural Gas, Inc. GA	4.00%	#(b)	5/1/2052	A3	2,115,000	2,020,929
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-	33,000,000	31,123,993
Main Street Natural Gas, Inc. GA	4.00%	#(b)	9/1/2052	A3	2,165,000	2,045,039

See Notes to Financial Statements.	149

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Utilities (continued)
Main Street Natural Gas, Inc. GA	5.00%	#(b)	12/1/2052	A3	$9,000,000	$8,987,593
Montgomery County Industrial Development Authority–Constellation Energy Gen PA	4.10%	#(b)	4/1/2053	BBB	8,000,000	7,980,486
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,100,000	1,111,864
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,750,000	1,768,874
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2053	AA	2,300,000	2,313,956
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2055	AA	2,350,000	2,362,524
Northern Palm Beach County Improvement District FL	5.00%		8/1/2034	NR	2,000,000	1,970,305
Patriots Energy Group Financing Agency SC	5.25%	#(b)	10/1/2054	A1	15,000,000	15,107,479
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	11,250,000	9,383,498
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2047	NR	11,500,000	10,713,025
Puerto Rico Electric Power Authority(d)	5.25%		7/1/2026	NR	7,500,000	1,893,750
Puerto Rico Electric Power Authority(d)	5.25%		7/1/2031	NR	5,895,000	1,488,488
Puerto Rico Electric Power Authority(d)	5.25%		7/1/2040	NR	7,500,000	1,893,750
Puerto Rico Electric Power Authority(d)	6.75%		7/1/2036	NR	10,000,000	2,525,000
Southeast Energy Authority A Cooperative District AL	4.00%	#(b)	12/1/2051	A1	6,000,000	5,584,322
Southeast Energy Authority A Cooperative District AL	5.50%	#(b)	1/1/2053	A1	5,000,000	5,133,584
Total						245,400,327
Total Municipal Bonds (cost $3,639,680,641)						3,278,970,813

150	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate#	Interest Rate Reset Date(h)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS 0.79%

VARIABLE RATE DEMAND NOTES 0.79%

General Obligation 0.75%
City of New York NY GO	4.170%	10/2/2023	4/1/2042	AA	$7,030,000	$7,030,000
City of New York NY GO	4.170%	10/2/2023	4/1/2042	AA	5,900,000	5,900,000
City of New York NY GO	4.250%	10/2/2023	10/1/2046	AA	7,830,000	7,830,000
City of New York NY GO	4.800%	10/2/2023	6/1/2044	AA	3,865,000	3,865,000
Total						24,625,000

Tax Revenue 0.04%
New York City Transitional Finance Authority Future Tax Secured Revenue	4.800%	10/2/2023	5/1/2034	AAA	1,425,000	1,425,000
Total Short-Term Investments (cost $26,050,000)						26,050,000
Total Investments in Securities 100.69% (cost $3,668,480,858)						3,307,735,813
Other Assets and Liabilities – Net(i) (0.69)%						(22,596,006)
Net Assets 100.00%						$3,285,139,807
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
FNMA	Federal National Mortgage Association.
GTD	Guaranteed.
NATL	National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SONYMA	State of New York Mortgage Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $936,387,035, which represents 28.50% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Municipal Bonds Held in Trust–Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) to Financial Statements for details of Municipal Bonds Held in Trust.
(g)	Securities purchased on a when-issued basis (See Note 2(g)).
(h)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(i)	Other Assets and Liabilities–Net include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Financial Statements.	151

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Futures Contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2023	394	Short	$(46,691,507)	$(44,829,813)	$1,861,694

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$2,715,000	$–	$2,715,000
Municipal Bonds(3)
Corporate-Backed	–	668,780,119	12,430,154	681,210,273
Education	–	242,589,918	25,471	242,615,389
General Obligation	–	422,267,414	4,440,490	426,707,904
Health Care	–	453,560,604	32,761,537	486,322,141
Other Revenue	–	161,370,277	10,482,520	171,852,797
Special Tax	–	136,432,252	353,650	136,785,902
Remaining Industries	–	1,133,476,407	–	1,133,476,407
Short-Term Investments
Variable Rate Demand Notes	–	26,050,000	–	26,050,000
Total	$–	$3,247,241,991	$60,493,822	$3,307,735,813

Other Financial Instruments
Futures Contracts
Assets	$1,861,694	$–	$–	$1,861,694
Liabilities	–	–	–	–
Total	$1,861,694	$–	$–	$1,861,694

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

152	See Notes to Financial Statements.

Schedule of Investments (concluded)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$99,330,812
Accrued Discounts (Premiums)	(41,172)
Realized Gain (Loss)	(4,078,009)
Change in Unrealized Appreciation (Depreciation)	(633,862)
Purchases	12,363,787
Sales	(20,475,803)
Transfers into Level 3(a)	24,176,503
Transfers out of Level 3(a)	(50,148,434)
Balance as of September 30, 2023	$60,493,822
Change in unrealized appreciation/depreciation for the year ended September 30, 2023, related to Level 3 investments held at September 30, 2023	$(3,681,046)

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Financial Statements.	153

Schedule of Investments

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

LONG-TERM INVESTMENTS 98.01%

CORPORATE BONDS 0.20%

Health Care Services 0.20%
Care New England Health System (cost $1,833,478)	5.50%		9/1/2026		$2,000,000	$1,810,000

MUNICIPAL BONDS 97.81%

Airlines 0.62%
New Jersey Economic Development Authority–Port Newark Container AMT	5.00%		10/1/2026	Baa2	2,135,000	2,154,471
New Jersey Economic Development Authority–Port Newark Container AMT	5.00%		10/1/2027	Baa2	3,355,000	3,404,675
Total						5,559,146

Corporate-Backed 31.61%
Allegheny County Industrial Development Authority–US Steel Corporation PA	5.125%		5/1/2030	BB-	10,485,000	10,510,661
Avenir Community Development District FL	4.50%		5/1/2030	NR	2,000,000	1,949,921
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	19,670,000	19,124,441
Boggy Creek Improvement District FL	4.50%		5/1/2033	NR	1,075,000	1,033,720
Calhoun County Navigation Industrial Development Authority–Max Midstream Texas LLC AMT†	3.625%		7/1/2026	NR	2,500,000	2,276,143
California Municipal Finance Authority AMT	4.00%		7/15/2029	BB-	7,700,000	7,380,398
Chandler Industrial Development Authority–Intel Corporation AZ AMT	5.00%	#(b)	6/1/2049	A	3,155,000	3,158,030
Chandler Industrial Development Authority–Intel Corporation AZ AMT	5.00%	#(b)	9/1/2052	A	11,000,000	11,126,230
City of Farmington–Public Service Co of NM	3.90%	#(b)	6/1/2040	BBB	4,500,000	4,370,299
City of Henderson–Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	5,230,000	4,961,494
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.00%		7/1/2029	BB-	2,465,000	2,428,585
City of Houston Airport System Revenue–United Airlines Inc TX AMT	6.50%		7/15/2030	BB-	4,000,000	4,000,415
City of Valparaiso–Pratt Paper LLC IN AMT	5.875%		1/1/2024	NR	170,000	170,944
County of Clark–Southern CA Edison Co NV	2.10%		6/1/2031	A2	5,060,000	3,947,538

154	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Corporate-Backed (continued)
Downtown Doral South Community Development District FL†	3.875%		12/15/2023	NR	$50,000	$49,904
Florida Development Finance Corp.–Waste pro USA Inc AMT†	6.125%	#(b)	7/1/2032	NR	3,375,000	3,359,088
Florida Development Finance Corp.–Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	1,410,000	1,316,660
Greater Orlando Aviation Authority–Jetblue Airways Corp FL	5.00%		11/15/2026	NR	2,600,000	2,583,791
Hoover Industrial Development Board–US Steel Corporation AL AMT	6.375%	#(b)	11/1/2050	BB-	1,570,000	1,667,499
Iowa Finance Authority–Iowa Fertilizer Co LLC	4.00%	#(b)	12/1/2050	BBB-	7,600,000	7,099,575
Love Field Airport Modernization Corp.–Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	3,500,000	3,484,370
Maryland Industrial Development Financing Authority–Occidental Petroleum Corp	5.61%	#(b)	3/1/2030	Baa3	5,645,000	5,645,000
Michigan Strategic Fund–Graphic Packaging Intl AMT	4.00%	#(b)	10/1/2061	BB	5,635,000	5,533,693
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	9,900,000	9,493,964
Mississippi Business Finance Corp.–Enviva Inc AMT	7.75%	#(b)	7/15/2047	B-	3,600,000	2,676,204
Mississippi Business Finance Corp.–Huntington Ingalls Inds	4.55%		12/1/2028	BBB-	2,000,000	1,943,445
New Hampshire Business Finance Authority–Casella Waste Systems Inc†	2.95%		4/1/2029	B+	3,300,000	2,934,485
New Hampshire Business Finance Authority–Covanta Holding Corp AMT†	4.00%		11/1/2027	B	1,525,000	1,450,410
New Hampshire Business Finance Authority–New York St Elec & Gas AMT	4.00%		12/1/2028	A-	5,050,000	4,865,657
New Hampshire Business Finance Authority–Waste Mgmt Inc AMT	2.15%	#(b)	7/1/2027	A-	3,160,000	3,106,583	(c)
New Jersey Economic Development Authority–United Airlines Inc	5.25%		9/15/2029	BB-	8,365,000	8,343,636
New Jersey Economic Development Authority–United Airlines Inc	5.75%		9/15/2027	BB-	6,450,000	6,454,240

See Notes to Financial Statements.	155

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Corporate-Backed (continued)
New York City Industrial Development Agency–TRIPS Oblig Group NY	5.00%		7/1/2028	BBB+	$860,000	$850,008
New York Liberty Development Corp.–3 World Trade Center LLC†	5.15%		11/15/2034	NR	6,555,000	6,392,239
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT	2.75%	#(b)	9/1/2050	B+	2,475,000	2,372,320
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	2.875%	#(b)	12/1/2044	B+	1,000,000	873,803
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	3.125%	#(b)	12/1/2044	B+	4,500,000	4,281,238
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	5.125%	#(b)	9/1/2050	B1	1,000,000	987,087
New York Transportation Development Corp.–American Airlines Inc AMT	5.00%		8/1/2026	B+	1,630,000	1,620,539
New York Transportation Development Corp.–American Airlines Inc AMT	5.00%		8/1/2031	B+	13,000,000	12,727,377
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		1/1/2024	Baa3	3,200,000	3,202,102
Niagara Area Development Corp.–Covanta Holding Corp NY†	3.50%		11/1/2024	B	6,100,000	5,989,362
Ohio Air Quality Development Authority–American Electric Pwr Co AMT	2.50%	#(b)	8/1/2040	BBB+	2,500,000	2,089,066
Parish of St. James–Nustar Logistics LP LA†	5.85%	#(b)	8/1/2041	BB-	4,125,000	4,191,079
Parish of St. James–Nustar Logistics LP LA†	6.10%	#(b)	6/1/2038	BB-	7,595,000	8,027,550
Parish of St. James–Nustar Logistics LP LA†	6.10%	#(b)	12/1/2040	BB-	2,250,000	2,378,142
Parish of St. John the Baptist–Marathon Oil Corporation LA	4.05%	#(b)	6/1/2037	BBB-	3,100,000	3,046,153
Pennsylvania Economic Development Financing Authority–Consol Energy Inc AMT†	9.00%	#(b)	4/1/2051	BB	3,125,000	3,415,747
Pennsylvania Economic Development Financing Authority–Covanta Holding Corp AMT†	3.25%		8/1/2039	B	7,700,000	5,398,933
Polk County Industrial Development Authority–Mineral Development LLC FL†	5.875%		1/1/2033	NR	1,375,000	1,346,591
Port Beaumont Navigation District–Jefferson 2020 Bond Oblig TX†	6.00%		1/1/2025	NR	3,230,000	3,039,394
Port Beaumont Navigation District–Jefferson 2020 Bond Oblig TX AMT†	1.875%		1/1/2026	NR	2,710,000	2,474,680

156	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Corporate-Backed (continued)
Port Beaumont Navigation District–Jefferson 2020 Bond Oblig TX AMT†	2.00%		1/1/2027	NR	$1,250,000	$1,100,464
Port Beaumont Navigation District–Jefferson 2020 Bond Oblig TX AMT†	2.125%		1/1/2028	NR	775,000	659,458
Port Beaumont Navigation District–Jefferson 2020 Bond Oblig TX AMT†	2.25%		1/1/2029	NR	1,300,000	1,071,975
Port Beaumont Navigation District–Jefferson 2020 Bond Oblig TX AMT†	2.625%		1/1/2031	NR	1,600,000	1,260,485
Public Finance Authority–Ameream LLC WI†	5.00%		12/1/2027	NR	1,275,000	1,159,242
Public Finance Authority–Ameream LLC WI†	6.50%		12/1/2037	NR	2,000,000	1,777,987
Public Finance Authority–Celanese US Holdings LLC WI AMT	5.00%		1/1/2024	BBB-	5,970,000	5,975,363
Public Finance Authority–Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	5,000,000	5,038,342	(c)
Public Finance Authority–Sky Harbour Cap Oblig WI AMT	4.00%		7/1/2036	NR	9,585,000	7,604,151
South Carolina Jobs–Economic Development Authority–International Paper Co AMT	4.00%	#(b)	4/1/2033	BBB	2,130,000	2,111,560
Sumter County Industrial Development Authority–Enviva Inc AL AMT	6.00%	#(b)	7/15/2052	B-	16,750,000	11,786,791
Tulsa Airports Improvement Trust–American Airlines Inc OK AMT	5.00%	#(b)	6/1/2035	B+	3,150,000	3,144,331
Tuscaloosa County Industrial Development Authority–Hunt Refining Company AL†	4.50%		5/1/2032	NR	9,949,485	9,097,213
Vermont Economic Development Authority–Casella Waste Systems Inc AMT†	5.00%	#(b)	6/1/2052	B+	5,500,000	5,472,407
Village Community Development District No. 15 FL†	4.25%		5/1/2028	NR	1,000,000	984,858
Village Community Development District No. 15 FL†	4.375%		5/1/2033	NR	1,500,000	1,461,570
West Virginia Economic Development Authority–Kentucky Power Co AMT	4.70%	#(b)	4/1/2036	Baa3	1,700,000	1,685,007
Total						284,541,637

See Notes to Financial Statements.	157

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Education 8.28%
Arizona Industrial Development Authority–Academies Math & Sci Oblig†	5.00%		7/1/2029	BB+		$1,500,000	$1,505,675
Arizona Industrial Development Authority–Odyssey Preparatory Acdmy†	4.00%		7/1/2029	BB-		385,000	358,656
Build NYC Resource Corp.–E Harlem Scholars Oblig Gp NY†	5.00%		6/1/2032	BB+		275,000	274,790
California Community Choice Financing Authority	5.258% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		10,000,000	9,990,749
California Municipal Finance Authority–Sdori Charter Sch Pptys†	5.00%		3/1/2025	B+		530,000	522,972
Capital Trust Agency, Inc.–Advantage Admy Oblig Grp FL	4.00%		12/15/2024	Baa3		220,000	216,773
Capital Trust Agency, Inc.–Advantage Admy Oblig Grp FL	5.00%		12/15/2029	Baa3		805,000	800,092
Capital Trust Agency, Inc.–Renaissance Chtr Sch 2019 FL†	4.00%		6/15/2029	NR		850,000	789,853
Chester County Health & Education Facilities Authority–Immaculata University PA	4.25%		11/1/2032	BB-	(d)	1,755,000	1,493,808
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2033	A	(d)	1,250,000	1,335,584
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+		1,355,000	1,302,694
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		7,625,000	7,644,944
Chicago Board of Education IL GO	5.125%		12/1/2032	BB+		4,580,000	4,501,278
Clifton Higher Education Finance Corp.–Intl American Edu Fed TX	4.625%		8/15/2025	NR		1,340,000	1,315,671
Clifton Higher Education Finance Corp.–Intl American Edu Fed TX	5.75%		8/15/2038	NR		1,405,000	1,376,055
Clifton Higher Education Finance Corp.–Intl American Edu Fed TX	6.00%		8/15/2038	Baa3		3,000,000	2,981,554
County of Frederick–Mount St Mary’s Univ MD†	5.00%		9/1/2032	BB+		3,150,000	3,076,867
Development Authority Of The City Of Marietta–Life University Inc GA†	5.00%		11/1/2027	Ba3		3,000,000	2,920,158
Development Authority Of The City Of Marietta–Life University Inc GA†	5.00%		11/1/2037	Ba3		1,000,000	877,223
Florida Higher Educational Facilities Financial Authority–Jacksonville University†	4.50%		6/1/2033	NR		2,900,000	2,709,481

158	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Education (continued)
Industrial Development Authority of the City of Phoenix Arizona–Basis Schools Inc Oblig†	5.00%		7/1/2035	BB	$2,125,000	$2,076,857
Maricopa County Industrial Development Authority–Ottawa University AZ†	5.00%		10/1/2026	NR	190,000	187,615
Maricopa County Industrial Development Authority–Ottawa University AZ†	5.125%		10/1/2030	NR	425,000	416,088
New York City Industrial Development Agency–Yankee Stadium LLC NY (FGIC)	4.068% (CPI YoY * 1 + 0.89%	)	3/1/2027	Baa1	2,500,000	2,499,822
New York State Dormitory Authority–Yeshiva University	5.00%		7/15/2028	BBB-	1,140,000	1,157,551
New York State Dormitory Authority–Yeshiva University	5.00%		7/15/2029	BBB-	1,545,000	1,570,321
New York State Dormitory Authority–Yeshiva University	5.00%		7/15/2030	BBB-	2,200,000	2,236,989
New York State Dormitory Authority–Yeshiva University	5.00%		7/15/2032	BBB-	1,960,000	1,991,849
Ohio Air Quality Development Authority–Duke Energy Corp AMT	4.25%	#(b)	11/1/2039	BBB	2,000,000	1,957,365
Public Finance Authority–Uma Education Inc WI†	5.00%		10/1/2034	BB	2,610,000	2,543,257
Sierra Vista Industrial Development Authority–American Leadership Acdmy AZ†	5.00%		6/15/2033	NR	7,000,000	6,904,336
State Public School Building Authority PA (BAM)	5.00%		6/1/2024	AA	5,000,000	5,026,068
Total						74,562,995

Energy 0.55%
PEFA, Inc. IA	5.00%	#(b)	9/1/2049	A3	5,000,000	4,989,308

General Obligation 14.97%
Academical Village Community Development District FL	2.875%		5/1/2025	NR	615,000	594,969
Academical Village Community Development District FL	3.25%		5/1/2031	NR	4,265,000	3,737,379
Allentown Neighborhood Improvement Zone Development Authority PA†	5.125%		5/1/2032	NR	1,685,000	1,683,886
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1	6,000,000	5,989,715

See Notes to Financial Statements.	159

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

General Obligation (continued)
California Community Choice Financing Authority	5.50%	#(b)	5/1/2054	A2		$7,500,000	$7,721,366
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+		4,000,000	4,024,028
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		7,325,000	7,343,870
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		2,000,000	2,005,231
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+		2,135,000	2,302,637
Chicago Board of Education IL GO	7.00%		12/1/2026	BB+		1,100,000	1,157,654
City of Chicago IL GO	5.00%		1/1/2024	BBB+		2,930,000	2,934,227
City of Chicago IL GO	5.00%		1/1/2024	BBB+		2,640,000	2,643,809
City of Chicago IL GO	5.00%		1/1/2030	BBB+		4,780,000	4,952,426
City of Chicago IL GO	5.00%		1/1/2031	BBB+		1,000,000	1,024,942
City of Chicago IL GO	5.50%		1/1/2031	BBB+		2,595,000	2,623,047
City of Chicago IL GO	5.50%		1/1/2033	BBB+		5,555,000	5,610,923
City of Coralville IA GO	4.50%		6/1/2032	BB+		1,215,000	1,191,017
City of Coralville IA GO	5.00%		5/1/2030	BBB+	(d)	920,000	931,156
City of New Haven CT GO	5.00%		8/1/2025	BBB+		580,000	587,383
City of Scranton PA GO†	5.00%		9/1/2024	BBB-		1,745,000	1,728,348
City of Scranton PA GO	5.00%		11/15/2026	BBB-		1,855,000	1,806,015
City of Scranton PA GO†	5.00%		9/1/2029	BBB-		3,650,000	3,506,639
City of Scranton PA GO	5.00%		11/15/2032	BBB-		8,610,000	8,143,912
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR		2,500,000	1,477,614
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR		6,103,513	3,173,827
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR		92,716	78,065
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR		4,972,004	5,107,226
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR		12,177,161	12,740,690
Florida Insurance Assistance Interlocal Agency, Inc.	5.00%		9/1/2024	A2		5,000,000	5,035,368
New York Liberty Development Corp.	1.20%		11/15/2028	A+		2,870,000	2,375,947
Pennsylvania Economic Development Financing Authority AMT	5.00%		6/30/2032	Baa2		3,270,000	3,436,462
Pennsylvania Economic Development Financing Authority AMT	5.00%		12/31/2032	Baa2		5,565,000	5,857,595
Pennsylvania Economic Development Financing Authority AMT	5.25%		6/30/2035	Baa2		5,000,000	5,306,116
State of Illinois GO	5.00%		7/1/2024	A-		1,500,000	1,508,387
State of Illinois GO	5.00%		10/1/2024	A-		6,960,000	7,013,447

160	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation (continued)
State of Illinois GO	5.00%		11/1/2025	A-	$2,000,000	$2,033,971
State of Illinois GO	5.00%		12/1/2026	A-	3,000,000	3,079,976
State of Illinois GO	5.25%		2/1/2029	A-	1,150,000	1,151,396
University City Industrial Development Authority MO	4.875%		6/15/2036	NR	1,200,000	1,147,855
Total						134,768,521

Health Care 11.78%
Atlanta Development Authority The–Georgia Protoncare Ctr In(e)	6.00%		1/1/2023	NR	2,000,000	900,000	(c)
Berks County Municipal Authority–Tower Health Oblig Group PA	5.00%		2/1/2029	B	1,500,000	923,226
Berks County Municipal Authority–Tower Health Oblig Group PA	5.00%		2/1/2032	B	850,000	496,656
Berks County Municipal Authority–Tower Health Oblig Group PA	5.00%	#(b)	2/1/2040	B	16,710,000	11,974,593
Board of Managers Joint Guadalupe County–City of Seguin Hospital TX	5.00%		12/1/2024	BB	600,000	590,901
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	1,255,000	1,174,983
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2023	BB	1,280,000	1,276,536
Bucks County Industrial Development Authority–Grand View Hosp Oblig Grp PA	5.00%		7/1/2038	BB	1,000,000	892,816
California Public Finance Authority–Kendal At Ventura†	10.00%		5/15/2028	NR	3,500,000	3,411,719	(c)
California Public Finance Authority–Kendal At Ventura†	12.00%		5/15/2028	NR	375,000	367,189	(c)
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig†	5.00%		12/1/2031	BB	1,000,000	1,000,192
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig	5.25%		12/1/2029	BB	2,500,000	2,515,915
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig	5.25%		12/1/2034	BB	4,430,000	4,440,982
California Statewide Communities Development Authority–Verity Hlth Sys Oblig(e)	5.50%		7/1/2022	NR	1,154	1,085

See Notes to Financial Statements.	161

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Health Care (continued)
California Statewide Communities Development Authority–Verity Hlth Sys Oblig	5.75%		7/1/2024	NR	$7,201	$6,769
City of Blaine–Crest View Oblig Grp MN(e)	5.125%		7/1/2025	NR	60,000	39,000	(c)
City of Fruita Healthcare Revenue–Lower Vy Hosp Assoc Oblig CO†	5.375%		1/1/2033	NR	2,000,000	1,794,929
City of Oroville–Oroville Hospital CA	5.00%		4/1/2026	B	1,255,000	859,834
City of Oroville–Oroville Hospital CA	5.00%		4/1/2029	B	900,000	563,763
City of Seneca–Nemaha Valley Cmnty Hosp KS	5.00%		9/1/2025	NR	1,500,000	1,489,689
County of Cuyahoga–The Metrohealth System OH	5.00%		2/15/2030	BBB	1,900,000	1,904,254
County of Muskingum–Genesis Hlthcare Oblig Gp OH	5.00%		2/15/2027	BB+	2,750,000	2,687,735
County of Muskingum–Genesis Hlthcare Oblig Gp OH	5.00%		2/15/2033	BB+	8,465,000	7,903,743
County of Muskingum–Genesis Hlthcare Oblig Gp OH	5.00%		2/15/2044	BB+	2,000,000	1,719,470
County of Washington–Marietta Area Hlthcr Oblig OH	5.50%		12/1/2027	NR	8,715,000	8,311,190
Fulton County Industrial Development Authority Fulton County Medical Ctr PA	4.00%		7/1/2028	NR	2,780,000	2,633,519
Glendale Industrial Development Authority–Beatitudes Campus Oblig AZ	4.00%		11/15/2027	NR	385,000	358,054
Glendale Industrial Development Authority–Beatitudes Campus Oblig AZ	5.00%		11/15/2023	NR	1,715,000	1,713,311
Illinois Finance Authority–Plymouth Place Oblig Group	5.00%		5/15/2025	NR	50,000	50,534
Indiana Finance Authority–Indiana Univ Hlth Oblig Grp	0.70%	#(b)	12/1/2046	AA	7,025,000	6,352,894
Industrial Development Authority of the County of Pima–La Posada Park Centre Oblig AZ†	5.125%		11/15/2029	NR	1,500,000	1,477,896
King County Public Hospital District No. 4 WA	5.00%		12/1/2025	NR	70,000	68,378
Massachusetts Development Finance Agency–Boston Med Ctr Oblig Grp	5.00%		7/1/2035	BBB	1,000,000	1,008,954

162	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care (continued)
Massachusetts Health & Educational Facilities Authority–Trinity Hlth Corp Oblig	4.59% (3 mo. USD LIBOR * .67 +.82%	)#	11/15/2032	AA-		$1,395,000	$1,317,099
Nassau County Local Economic Assistance Corp.–Catholic Hlth Lng Isl Oblig NY	5.00%		7/1/2032	A-		1,250,000	1,253,164
New Hope Cultural Education Facilities Finance Corp.–Wesleyan Homes Oblig Group TX	3.00%		1/1/2024	NR		75,000	74,390
New York State Dormitory Authority–Catholic Hlth Sys Oblig	5.00%		7/1/2028	B-		1,000,000	920,506
New York State Dormitory Authority–Catholic Hlth Sys Oblig	5.00%		7/1/2030	B-		1,750,000	1,555,530
Oklahoma Development Finance Authority–Ou Medicine Oblig Grp	5.00%		8/15/2024	BB-		1,400,000	1,388,782
Oklahoma Development Finance Authority–Ou Medicine Oblig Grp	5.45%		8/15/2028	BB-		3,000,000	2,582,212
Palomar Health CA–Palomar Health Oblig Grp	5.00%		11/1/2031	BBB		750,000	753,591
Public Finance Authority–Bancroft Neurohealth Oblig WI†	5.00%		6/1/2026	NR		470,000	458,222	(c)
Public Finance Authority–Lehigh VY Hlth Network WI†	6.625%		12/1/2032	NR		2,975,000	2,871,225
Rhode Island Health & Educational Building Corp.–Care New England Hlth Oblig	5.00%		9/1/2036	B+		10,500,000	9,273,238
Roanoke Economic Development Authority–Richfield Living Oblig VA(e)	4.30%		9/1/2030	NR		770,000	462,000
South Carolina Jobs-Economic Development Authority–Hampton Regl Med Ctr Oblig	5.00%		11/1/2023	NR		740,000	739,921
South Carolina Jobs-Economic Development Authority–Kiawah Life Plan Vlg Inc	5.25%		11/15/2028	NR		2,850,000	2,805,965
South Carolina Jobs-Economic Development Authority–Kiawah Life Plan Vlg Inc	5.75%		11/15/2029	NR		5,000,000	4,669,299
Southeastern Ohio Port Authority–Marietta Area Hlthcr Oblig	5.00%		12/1/2023	B+	(d)	100,000	99,918

See Notes to Financial Statements.	163

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care (continued)
Southeastern Ohio Port Authority–Marietta Area Hlthcr Oblig	5.50%		12/1/2029	B+	(d)	$1,000,000	$947,153
Washington Health Care Facilities Authority–Providence St Joseph Oblig	5.00%		10/1/2038	A		3,000,000	2,937,166
Total							106,020,090

Housing 0.09%
California Housing Finance Agency	4.00%		3/20/2033	BBB+		1,188	1,130
Montgomery County Housing Opportunities Commission MD	4.00%		7/1/2048	Aa2		315,000	309,900
North Carolina Housing Finance Agency	4.00%		7/1/2047	AA+		305,000	300,031
Pennsylvania Housing Finance Agency AMT	4.00%		4/1/2039	AA+		180,000	178,130
Total							789,191

Lease Obligations 0.81%
City of Coralville IA COPS	4.00%		6/1/2031	BB		1,000,000	915,495
New Jersey Economic Development Authority	5.23% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	A2		2,280,000	2,285,591
New Jersey Transportation Trust Fund Authority	4.00%		12/15/2031	A2		4,110,000	4,075,388
Total							7,276,474

Multi-Family Housing 0.15%
Illinois Housing Development Authority (HUD SECT8) (FHA)	4.00%	#(b)	6/1/2026	Aaa		1,350,000	1,330,068

Other Revenue 2.88%
Arlington Higher Education Finance Corp.–Newman Internantional Acdmy TX	4.00%		8/15/2031	NR		360,000	320,560
Capital Trust Agency, Inc.–Franklin Acad Ser 2020 Oblig FL†	4.00%		12/15/2023	NR		370,000	368,881
Capital Trust Agency, Inc.–Franklin Acad Ser 2020 Oblig FL†	4.00%		12/15/2025	NR		300,000	289,717
Capital Trust Agency, Inc.–Franklin Acad Ser 2020 Oblig FL†	5.00%		12/15/2026	NR		300,000	293,428
Capital Trust Agency, Inc.–Franklin Acad Ser 2020 Oblig FL†	5.00%		12/15/2027	NR		660,000	645,063
Capital Trust Agency, Inc.–Franklin Acad Ser 2020 Oblig FL†	5.00%		12/15/2028	NR		690,000	673,254

164	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Other Revenue (continued)
Capital Trust Agency, Inc.–Franklin Acad Ser 2020 Oblig FL†	5.00%		12/15/2029	NR	$730,000	$709,834
Cleveland-Cuyahoga County Port Authority–Playhouse Square Fdtn OH	5.00%		12/1/2028	BB+	3,045,000	3,027,038
Clifton Higher Education Finance Corp.–Intl American Edu Fed TX	5.25%		8/15/2026	Baa3	1,600,000	1,588,682
Clifton Higher Education Finance Corp.–Intl American Edu Fed TX	5.25%		8/15/2028	Baa3	3,040,000	3,019,086
Florida Development Finance Corp.–Renaissance Chtr 2020 C/D†	4.00%		9/15/2030	NR	470,000	421,407
Florida Development Finance Corp.–Renaissance Chtr Sch 2015†	5.00%		6/15/2025	NR	130,000	128,638
George L Smith II Congress Center Authority–Signia Hotel Mgmt LLC GA†	3.625%		1/1/2031	NR	1,850,000	1,560,967	(c)
Industrial Development Authority of the County of Pima–Edkey Oblig Group AZ†	3.50%		7/1/2025	NR	515,000	497,149
Jefferson Parish Economic Development & Port District–Kenner Discovery Hlth Sci LA†	4.80%		6/15/2029	NR	2,225,000	2,150,550
Maryland Economic Development Corp.(e)	5.00%		12/1/2031	NR	1,500,000	900,000
Puerto Rico Electric Power Authority(e)	5.00%		7/1/2018	NR	50,000	12,500
Utah Charter School Finance Authority–Freedom Academy Fndtn†	3.25%		6/15/2031	NR	540,000	466,997
Utah Charter School Finance Authority–Freedom Academy Fndtn†	4.50%		6/15/2027	NR	1,945,000	1,874,870
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	7,600,000	7,006,495
Total						25,955,116

Pollution Control 0.26%
Matagorda County Navigation District No. 1–Aep Texas Inc	4.00%		6/1/2030	A-	1,000,000	950,086
Mississippi Business Finance Corp.–Waste Pro USA Inc AMT†	5.00%	#(b)	2/1/2036	NR	1,500,000	1,428,052
Total						2,378,138

Power 0.16%
Chesapeake Economic Development Authority–Virginia Elec & Pwr Co	3.65%	#(b)	2/1/2032	A2	1,520,000	1,473,211

See Notes to Financial Statements.	165

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Special Tax 3.40%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	$1,220,000	$1,222,127
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	2,000,000	2,011,741
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	3,850,000	3,845,501
Babcock Ranch Community Independent Special District FL	4.125%		5/1/2027	NR	1,225,000	1,195,955
Babcock Ranch Community Independent Special District FL	4.25%		5/1/2032	NR	2,000,000	1,890,464
Celebration Pointe Community Development District No. 1 FL	2.375%		5/1/2026	NR	430,000	403,007
Celebration Pointe Community Development District No. 1 FL	3.00%		5/1/2031	NR	665,000	575,071
City of Baltimore MD	4.50%		6/1/2033	NR	400,000	379,301
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	1,090,000	926,330
Lakewood Ranch Stewardship District FL(f)	5.40%		5/1/2028	NR	1,000,000	1,001,354
Lakewood Ranch Stewardship District FL(f)	5.45%		5/1/2033	NR	2,680,000	2,688,105
Military Installation Development Authority UT	4.00%		6/1/2036	NR	2,750,000	2,213,997
New York City Industrial Development Agency–Yankee Stadium LLC NY (FGIC)	4.048% (CPI YoY * 1 + 0.87%	)	3/1/2025	Baa1	1,585,000	1,580,086
New York City Industrial Development Agency–Yankee Stadium LLC NY (FGIC)	4.058% (CPI YoY * 1 + .88%	)	3/1/2026	Baa1	1,350,000	1,346,058
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2028	NR	680,000	660,219
Plaza at Noah’s Ark Community Improvement District MO	3.00%		5/1/2030	NR	2,200,000	1,936,591
Scranton Redevelopment Authority PA GTD	5.00%		11/15/2028	BBB-	225,000	222,293
Village Community Development District No. 12 FL	4.00%		5/1/2033	NR	1,335,000	1,272,984
Village Metropolitan District CO GO	4.15%		12/1/2030	NR	3,510,000	3,242,015
West Villages Improvement District FL	4.00%		5/1/2024	NR	190,000	189,154
West Villages Improvement District FL	4.25%		5/1/2029	NR	940,000	912,884

166	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Special Tax (continued)
Westview South Community Development District FL	4.75%		5/1/2028	NR	$225,000	$220,286
Westview South Community Development District FL	4.875%		5/1/2028	NR	705,000	692,294
Total						30,627,817

Tax Revenue 1.89%
American Samoa Economic Development Authority†	6.50%		9/1/2028	Ba3	1,000,000	1,035,552
City of Sparks NV†	2.75%		6/15/2028	Ba1	4,900,000	4,482,197
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2026	NR	3,930,000	3,948,239
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2027	NR	1,000,000	1,004,038
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2028	NR	1,050,000	1,051,958
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2032	NR	2,535,000	2,515,307
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	27,000	24,250
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%		7/1/2034	NR	3,030,000	2,924,570
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	1,000	855
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	19,000	16,845
Total						17,003,811

Taxable Revenue–Water & Sewer 0.49%
Jersey City Municipal Utilities Authority NJ	4.00%		5/3/2024	NR	3,000,000	2,998,833
New Jersey Economic Development Authority–New Jersey Amern Wtr Co AMT	3.75%	#(b)	11/1/2034	A+	1,500,000	1,425,803
Total						4,424,636

Tobacco 1.27%
Nassau County Tobacco Settlement Corp. NY	5.00%		6/1/2035	CCC+	850,000	760,920
Nassau County Tobacco Settlement Corp. NY	5.25%		6/1/2026	CCC+	6,895,281	6,756,005
TSASC, Inc. NY	5.00%		6/1/2025	B-	3,850,000	3,880,247
Total						11,397,172

See Notes to Financial Statements.	167

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Transportation 10.64%
91 Express Lanes Toll Road CA	5.00%		8/15/2029	AA-		$1,550,000	$1,550,039
Central Texas Turnpike System	5.00%		8/15/2031	A-		3,000,000	2,998,093
City & County of Denver–United Airlines Inc CO AMT	5.00%		10/1/2032	BB-		9,040,000	8,797,542
County of Miami–Dade Aviation Revenue FL AMT	5.00%		10/1/2032	A3		2,905,000	3,048,575
County of Miami–Dade Aviation Revenue FL AMT	5.00%		10/1/2036	A3		1,300,000	1,328,369
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2032	A1		7,650,000	7,644,123
E-470 Public Highway Authority CO	3.908% (SOFR * .67 + .35%	)#	9/1/2039	A+		1,800,000	1,793,486
Maryland Economic Development Corp.–Consol Marine Terminals L	5.75%		9/1/2025	BB		13,890,000	14,006,884
Metropolitan Transportation Authority NY	5.00%		11/15/2031	A3		1,850,000	1,862,426
New York Transportation Development Corp.–Delta Air Lines Inc AMT	4.00%		10/1/2030	Baa3		13,945,000	13,465,553
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa3		5,000,000	4,978,114
New York Transportation Development Corp.–Empire St Thruway Partnrs AMT	2.50%		10/31/2031	BBB-	(d)	1,365,000	1,096,934
New York Transportation Development Corp.–Laguardia Gateway Partner (AGM) AMT	4.00%		7/1/2031	AA		3,925,000	3,765,705
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	5.00%		7/1/2034	Baa2		5,000,000	4,955,651
North Parkway Municipal Management District No. 1 TX†	3.625%		9/15/2026	NR		500,000	473,806
North Parkway Municipal Management District No. 1 TX†	4.25%		9/15/2031	NR		1,500,000	1,398,930
Pennsylvania Turnpike Commission	4.83% (MUNIPSA * 1 + .85%	)#	7/15/2041	A1		5,000,000	5,000,884
Port of Portland Airport Revenue OR AMT	5.00%		7/1/2029	AA-		3,745,000	3,882,429
Public Finance Authority–Air Cargo Oblig Group WI AMT	5.00%		7/1/2032	BBB		1,845,000	1,848,707
Puerto Rico Highway & Transportation Authority	Zero Coupon		7/1/2032	NR		5,133,000	3,317,201
Texas Private Activity Bond Surface Transportation Corp.–NTE Mobility Partners Segm AMT	7.00%		12/31/2038	Baa2		8,560,000	8,576,460
Total							95,789,911

168	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Utilities 7.97%
Black Belt Energy Gas District AL		4.00%	#(b)	12/1/2052	Baa1	$2,875,000	$2,686,743
Black Belt Energy Gas District AL		5.50%	#(b)	6/1/2049	A2	2,350,000	2,397,776
Charlotte County Industrial Development Authority–Mskp Town And Cntry Util FL†		5.00%		10/1/2029	NR	785,000	764,250
Charlotte County Industrial Development Authority–Mskp Town And Cntry Util FL†		5.00%		10/1/2034	NR	1,000,000	951,586
Chautauqua County Capital Resource Corp.–NRG Energy Inc NY		4.25%	#(b)	4/1/2042	BBB-	1,500,000	1,448,035
Florida Development Finance Corp.–Waste Pro USA Inc AMT		3.00%		6/1/2032	NR	7,910,000	6,093,423
Main Street Natural Gas, Inc. GA†		4.00%	#(b)	8/1/2052	BBB-	23,600,000	22,258,371
Main Street Natural Gas, Inc. GA		4.00%	#(b)	9/1/2052	A3	1,190,000	1,124,063
Main Street Natural Gas, Inc. GA	5.258% (SOFR * .67 + 1.70%		)#	12/1/2053	Aa1	5,000,000	4,967,879
Northern Palm Beach County Improvement District FL		5.00%		8/1/2034	NR	2,700,000	2,659,912
Puerto Rico Electric Power Authority(e)		4.10%		7/1/2019	NR	240,000	60,000
Puerto Rico Electric Power Authority(e)		4.25%		7/1/2020	NR	970,000	242,500
Puerto Rico Electric Power Authority(e)		5.25%		7/1/2026	NR	10,000,000	2,525,000
Southeast Energy Authority A Cooperative District AL	5.978% (SOFR * .67 + 2.42%		)#	1/1/2053	A1	10,000,000	10,115,961
Tennergy Corp. TN		5.50%	#(b)	10/1/2053	Baa1	13,195,000	13,409,238
Total							71,704,737
Total Municipal Bonds (cost $914,481,909)							880,591,979

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.74%

VARIABLE RATE DEMAND NOTES 1.74%

General Obligation
City of New York NY GO	4.170%	10/2/2023		4/1/2042	AA	1,400,000	1,400,000
City of New York NY GO	4.750%	10/2/2023		3/1/2040	AA	14,215,000	14,215,000
Total Short-Term Investments (cost $15,615,000)							15,615,000
Total Investments in Securities 99.75% (cost $931,930,387)							898,016,979
Other Assets and Liabilities – Net 0.25%							2,262,293
Net Assets 100.00%							$900,279,272

See Notes to Financial Statements.	169

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $195,063,449, which represents 21.67% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	This investment has been rated by Fitch IBCA.
(e)	Defaulted (non-income producing security).
(f)	Securities purchased on a when-issued basis (See Note 2(g)).
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$1,810,000	$–	$1,810,000
Municipal Bonds
Corporate-Backed	–	276,396,712	8,144,925	284,541,637
Health Care	–	100,843,960	5,176,130	106,020,090
Other Revenue	–	24,394,149	1,560,967	25,955,116
Remaining Industries	–	464,075,136	–	464,075,136
Short-Term Investments
Variable Rate Demand Notes	–	15,615,000	–	15,615,000
Total	$–	$883,134,957	$14,882,022	$898,016,979

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

170	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2023

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$21,044,477
Accrued Discounts (Premiums)	(44,379)
Realized Gain (Loss)	(346,002)
Change in Unrealized Appreciation (Depreciation)	96,712
Purchases	6,424,808
Sales	(6,804,766)
Transfers into Level 3(a)	8,705,222
Transfers out of Level 3(a)	(14,194,050)
Balance as of September 30, 2023	$14,882,022
Change in unrealized appreciation/depreciation for the year ended September 30, 2023, related to Level 3 investments held at September 30, 2023	$(287,311)

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Financial Statements.	171

Schedule of Investments

SUSTAINABLE MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

LONG-TERM INVESTMENTS 98.69%

MUNICIPAL BONDS 98.69%

Corporate-Backed 2.38%
Michigan Strategic Fund–Graphic Packaging Intl AMT	4.00%	#(b)	10/1/2061	BB	$125,000	$122,753

Education 27.64%
Build NYC Resource Corp.–E Harlem Scholars Oblig Gp NY†	5.00%		6/1/2032	BB+	100,000	99,924
California Community Choice Financing Authority	4.00%	#(b)	5/1/2053	A1	150,000	145,274
Cleveland State University OH	5.00%		6/1/2031	A+	100,000	102,129
Clifton Higher Education Finance Corp.–Intl American Edu Fed TX	6.00%		8/15/2038	Baa3	110,000	109,324
Connecticut State Health & Educational Facilities Authority	2.80%	#(b)	7/1/2057	AAA	150,000	144,646
Duval County Public Schools FL COPs (AGM)	5.00%		7/1/2035	AA	150,000	159,365
Florida Development Finance Corp.–Renaissance Chtr 2020 C/D†	5.00%		9/15/2040	NR	100,000	85,180
Fort Bend Independent School District TX GO (PSF GTD)	0.875%	#(b)	8/1/2050	AAA	150,000	140,796
Louisiana Public Facilities Authority–Tulane University	5.00%		10/15/2036	A+	150,000	158,530
Massachusetts Development Finance Agency–Franklin W Olin College	5.00%		11/1/2039	A2	140,000	145,897
Stephen F Austin State University TX	5.00%		10/15/2028	Aa1	25,000	25,735
Wayne State University MI	4.00%		11/15/2034	Aa3	110,000	107,225
Total						1,424,025

General Obligation 21.58%
California Community Choice Financing Authority	5.00%	#(b)	12/1/2053	A2	150,000	151,147
California Community Choice Financing Authority	5.50%	#(b)	5/1/2054	A2	100,000	102,952
Chicago Board of Education IL GO	4.00%		12/1/2039	BB+	125,000	105,680
New Caney Independent School District TX GO (PSF GTD)	1.25%	#(b)	2/15/2050	Aaa	150,000	146,018
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A2	200,000	216,076

172	See Notes to Financial Statements.

Schedule of Investments (continued)

SUSTAINABLE MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation (continued)
Northside Independent School District TX GO (PSF GTD)	1.60%	#(b)	8/1/2049	Aaa	$100,000	$97,738
Pennsylvania Economic Development Financing Authority AMT	5.50%		6/30/2037	Baa2	125,000	132,447
Washington Metropolitan Area Transit Authority Dedicated Revenue	5.00%		7/15/2038	NR	150,000	159,630
Total						1,111,688

Health Care 31.88%
Antelope Valley Healthcare District CA	5.00%		3/1/2026	BBB	115,000	113,371
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	200,000	187,248
Connecticut State Health & Educational Facilities Authority–Hartford Healthcare Oblig Gp	5.00%		7/1/2028	A	185,000	191,794
County of Franklin–Trinity Hlth Corp Oblig OH	5.00%		12/1/2036	AA-	150,000	153,414
Lee Memorial Hlth Sys Oblig FL	5.00%		4/1/2029	A+	50,000	52,396
Maryland Health & Higher Educational Facilities Authority–Adventist Hlthcare Oblig	5.50%		1/1/2046	Baa3	125,000	121,572
New Jersey Health Care Facilities Financing Authority–St Joseph’s Hlthcr Oblig	5.00%		7/1/2025	BBB-	150,000	150,059
Norfolk Economic Development Authority–Sentara Hlthcr Oblig Gp VA	5.00%	#(b)	11/1/2048	AA	150,000	157,635
South Carolina Jobs-Economic Development Authority–Kiawah Life Plan Vlg Inc	5.25%		11/15/2028	NR	100,000	98,455
State of Ohio–Univ Hosp Hlth Sys Oblig Gp	5.00%		1/15/2032	A	150,000	155,396
Tarrant County Cultural Education Facilities Finance Corp.–Christus Health Oblig Group TX	5.00%	#(b)	7/1/2053	A1	250,000	260,892
Total						1,642,232

Housing 8.50%
California Housing Finance Agency	4.00%		3/20/2033	BBB+	140,906	134,128
Indiana Finance Authority-Chf-Tippecanoe LLC	5.00%		6/1/2043	NR	150,000	147,228
Maryland Economic Development Corp.	5.375%		7/1/2038	BBB-	150,000	156,633
Total						437,989

See Notes to Financial Statements.	173

Schedule of Investments (continued)

SUSTAINABLE MUNICIPAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Taxable Revenue–Water & Sewer 1.94%
Jersey City Municipal Utilities Authority NJ	4.00%	5/3/2024	NR	$100,000	$99,961

Transportation 2.01%
County of Osceola Transportation Revenue FL	5.00%	10/1/2028	BBB+	100,000	103,567

Utilities 2.76%
City of Chicago Waterworks Revenue IL	5.00%	11/1/2029	A+	140,000	141,959
Total Investments in Securities 98.69% (cost $5,233,555)					5,084,174
Other Assets and Liabilities – Net 1.31%					67,402
Net Assets 100.00%					$5,151,576

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
GTD	Guaranteed.
NR	Not Rated.
PSF	Permanent School Fund.
VA	Insured by–Department of Veteran Affairs.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $185,104, which represents 3.59% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$5,084,174	$–	$5,084,174
Total	$–	$5,084,174	$–	$5,084,174

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

174	See Notes to Financial Statements.

Schedule of Investments (concluded)

SUSTAINABLE MUNICIPAL BOND FUND September 30, 2023

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$81,853
Accrued Discounts (Premiums)	15
Realized Gain (Loss)	(13,964)
Change in Unrealized Appreciation (Depreciation)	17,681
Purchases	–
Sales	(85,585)
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of September 30, 2023	$–
Change in unrealized appreciation/depreciation for the year ended September 30, 2023, related to Level 3 investments held at September 30, 2023	$–

See Notes to Financial Statements.	175

Schedule of Investments

CALIFORNIA TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

LONG-TERM INVESTMENTS 100.26%

MUNICIPAL BONDS 100.26%

Corporate-Backed 1.83%
California Municipal Finance Authority AMT	4.00%		7/15/2029	BB-	$3,450,000	$3,306,801
California Pollution Control Financing Authority–Poseidon Resources AMT†	5.00%		11/21/2045	Baa3	4,410,000	4,210,881
California Pollution Control Financing Authority–Waste Mgmt Inc AMT	4.30%		7/1/2040	A-	185,000	180,033
San Francisco City & County Airport Comm-San Francisco International Airport–SFO Fuel Co LLC CA AMT	5.00%		1/1/2038	A+	1,715,000	1,730,417
Total						9,428,132

Education 13.95%
Alvord Unified School District CA GO (BAM)	5.00%		8/1/2052	NR	4,000,000	4,145,323
Brentwood Union School District CA GO	5.25%		8/1/2052	Aa3	2,125,000	2,218,656
California Community Choice Financing Authority	4.00%	#(b)	5/1/2053	A1	4,350,000	4,212,945
California Educational Facilities Authority–Art Center Clg of Design	5.00%		12/1/2030	Baa1	1,175,000	1,212,785
California Educational Facilities Authority–Art Center Clg of Design	5.00%		12/1/2044	Baa1	3,500,000	3,348,369
California Educational Facilities Authority–Chapman University	5.00%		4/1/2040	A2	1,000,000	1,004,673
California Educational Facilities Authority–Loyola Marymount Univ	5.00%		10/1/2048	A2	1,000,000	1,004,256
California Educational Facilities Authority–Santa Clara University	5.00%		4/1/2039	Aa3	1,000,000	1,012,031
California Educational Facilities Authority–Univ of San Francisco	5.00%		10/1/2053	A2	2,000,000	2,002,925
California Educational Facilities Authority–University of The Pacific	5.00%		11/1/2053	A2	2,900,000	2,937,356
California Municipal Finance Authority–Biola University	5.00%		10/1/2032	Baa1	400,000	407,666
California Municipal Finance Authority–Emerson College	5.00%		1/1/2042	BBB+	4,245,000	4,100,012
California Municipal Finance Authority–Samuel Merritt University	5.25%		6/1/2053	A3	3,000,000	3,061,782
California Municipal Finance Authority–Sdori Charter Sch Pptys†	5.625%		3/1/2045	B+	500,000	442,930

176	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Education (continued)
California Municipal Finance Authority–Touro Clg & Univ Sys Oblig	5.25%		1/1/2040	NR	$1,085,000	$1,097,131
California Municipal Finance Authority–University of San Diego	3.00%		11/1/2048	A2	2,000,000	1,259,566
California School Finance Authority–Aspire Public Schools Oblig†	5.00%		8/1/2046	NR	85,000	86,923
California School Finance Authority–Aspire Public Schools Oblig†	5.00%		8/1/2046	BBB	2,285,000	2,112,520
California School Finance Authority–Green Dot Public Schs Oblig†	5.00%		8/1/2045	BBB-	620,000	573,681
California School Finance Authority–Kipp Socal Pub Schs Oblig†	5.00%		7/1/2045	BBB	540,000	514,739
California School Finance Authority–Kipp Socal Pub Schs Oblig†	5.00%		7/1/2047	BBB	2,915,000	2,751,715
California State University	5.25%		11/1/2053	Aa2	8,075,000	8,610,632
California Statewide Communities Development Authority–Culinary Inst of America	5.00%		7/1/2046	Baa2	1,010,000	938,801
Central Unified School District CA GO	5.25%		8/1/2052	Aa3	2,940,000	3,078,428
Montebello Unified School District CA GO (AGM)	5.50%		8/1/2047	AA	2,000,000	2,111,754
Morgan Hill Unified School District CA GO	5.25%		8/1/2040	Aa1	1,000,000	1,088,094
Ripon Unified School District CA GO (BAM)	5.50%		8/1/2043	AA	1,000,000	1,034,068
Santa Clarita Community College District CA GO	5.25%		8/1/2045	AA	1,500,000	1,584,344
University of California	4.00%		5/15/2041	AA	1,635,000	1,570,102
University of California	5.00%		5/15/2035	Aa2	3,000,000	3,381,880
University of California	5.00%		5/15/2036	AA-	1,500,000	1,655,860
University of California	5.00%		5/15/2052	AA	4,640,000	4,813,169
University of California	5.25%		5/15/2058	AA	2,500,000	2,589,211
Total						71,964,327

General Obligation 15.36%
Banning Unified School District CA GO (AGM)	5.25%		8/1/2042	AA	1,115,000	1,150,611
California Community Choice Financing Authority	5.00%	#(b)	7/1/2053	A1	3,000,000	3,027,484
California Community Choice Financing Authority	5.00%	#(b)	12/1/2053	A2	1,750,000	1,763,379

See Notes to Financial Statements.	177

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation (continued)
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1	$5,905,000	$5,894,878
California Community Choice Financing Authority	5.50%	#(b)	5/1/2054	A2	4,500,000	4,632,820
California State Public Works Board	4.00%		5/1/2046	Aa3	3,765,000	3,444,449
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR	25,521	24,659
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR	739,145	384,356
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	20,754	17,474
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	2,000,000	1,548,256
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	165,067	172,706
Cupertino Union School District CA GO	2.50%		8/1/2033	Aa1	740,000	631,611
Dublin Unified School District CA GO	3.00%		8/1/2041	AA+	2,425,000	1,869,219
Grossmont Union High School District CA GO (AGM)	Zero Coupon		6/1/2040	AA	2,000,000	826,499
Imperial Community College District CA GO (AGM)	5.25%		8/1/2053	NR	1,620,000	1,709,415
Imperial Unified School District CA GO (BAM)	5.25%		8/1/2043	AA	2,000,000	2,132,338
Irvine Unified School District CA Special Tax (BAM)	5.00%		9/1/2038	AA	1,000,000	1,011,966
Irvine Unified School District CA Special Tax (BAM)	5.00%		9/1/2056	AA	995,000	1,011,675
Local Public Schools Funding Authority School Improvement District No. 2016-1 CA GO (BAM)	5.00%		8/1/2052	AA	2,000,000	2,033,720
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2041	Aaa	1,325,000	560,785	(c)
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2045	Aaa	1,000,000	336,287
North Orange County Community College District CA GO	2.75%		8/1/2036	AA+	2,000,000	1,649,888
San Benito High School District CA GO	Zero Coupon		8/1/2042	Aa3	1,795,000	674,971
San Benito High School District CA GO	Zero Coupon		8/1/2043	Aa3	2,600,000	921,085
San Diego Public Facilities Financing Authority CA	5.25%		10/15/2052	AA-	4,125,000	4,353,813
San Diego Unified School District CA GO(d)	5.00%		7/1/2048	Aa2	3,000,000	3,150,190

178	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation (continued)
San Francisco Bay Area Rapid Transit District CA GO	5.25%	8/1/2047	Aaa	$2,345,000	$2,532,135
San Leandro Unified School District CA GO (BAM)	5.25%	8/1/2046	AA	1,750,000	1,800,307
Santa Barbara Unified School District CA GO	4.00%	8/1/2036	Aa1	750,000	744,413
Santa Monica–Malibu Unified School District CA GO	3.00%	8/1/2044	AA+	1,515,000	1,121,539
Santa Rita Union School District CA GO	2.50%	8/1/2031	AA-	1,235,000	1,073,708
Simi Valley Unified School District CA GO	5.25%	8/1/2051	Aa2	3,000,000	3,152,302
Southwestern Community College District CA GO	Zero Coupon	8/1/2041	Aa2	1,100,000	455,602
State of California GO	4.00%	11/1/2037	Aa2	3,000,000	2,938,835
State of California GO	4.00%	10/1/2041	Aa2	3,000,000	2,894,414
State of California GO	5.00%	10/1/2041	Aa2	1,000,000	1,052,786
State of California GO	5.00%	4/1/2042	Aa2	2,000,000	2,112,802
State of California GO	5.25%	8/1/2032	Aa2	2,500,000	2,564,160
State of California GO	5.25%	9/1/2047	Aa2	3,000,000	3,201,772
State of California GO	5.25%	10/1/2050	Aa2	2,500,000	2,661,117
State of California GO	5.25%	9/1/2053	Aa2	3,000,000	3,186,456
Washington Township Health Care District CA GO	5.25%	8/1/2048	A2	1,625,000	1,699,879
West Contra Costa Unified School District CA GO	6.00%	8/1/2027	AA-	1,000,000	1,088,750
Total					79,215,511

Health Care 12.85%
Abag Finance Authority for Nonprofit Corps–Sharp Healthcare Oblig CA	5.00%	8/1/2043	AA	1,000,000	1,001,002
Antelope Valley Healthcare District CA	5.00%	3/1/2026	BBB	650,000	640,794
Antelope Valley Healthcare District CA	5.25%	3/1/2036	BBB	1,000,000	993,832
California Community Choice Financing Authority–Providence St Joseph Oblig	3.00%	10/1/2041	A	1,180,000	843,201
California Community Choice Financing Authority–Providence St Joseph Oblig	3.00%	10/1/2047	A2	1,295,000	862,341
California Community Choice Financing Authority–Providence St Joseph Oblig	5.00%	10/1/2044	A	2,410,000	2,353,655

See Notes to Financial Statements.	179

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care (continued)
California Health Facilities Financing Authority–Cedars-Sinai Med Ctr Oblig	3.00%		8/15/2051	AA-		$2,705,000	$1,882,371
California Health Facilities Financing Authority–Children’s Hosp La Oblig	5.00%		8/15/2047	BBB		4,000,000	3,801,105
California Health Facilities Financing Authority–Childrens Hosp Orange Oblig	3.00%		11/1/2038	AA-		3,000,000	2,319,445
California Health Facilities Financing Authority–City of Hope Oblig Group	4.00%		11/15/2045	A		3,370,000	2,885,353
California Health Facilities Financing Authority–Commonspirit Hlth Oblig	4.00%		4/1/2035	A-		3,350,000	3,216,188
California Health Facilities Financing Authority–Commonspirit Hlth Oblig	4.00%		4/1/2044	A-		1,250,000	1,075,414
California Health Facilities Financing Authority–Commonspirit Hlth Oblig	4.00%		4/1/2045	A-		1,250,000	1,070,219
California Health Facilities Financing Authority–Lucile S Packard Chld Hsp	4.00%		5/15/2051	A+		2,000,000	1,734,418
California Health Facilities Financing Authority–Sutter Health Oblig Group	4.00%		11/15/2048	A+		1,750,000	1,527,255
California Municipal Finance Authority	4.00%		8/15/2037	A-		1,000,000	922,530
California Municipal Finance Authority–Cmnty Hosps Ctrl Grp	5.00%		2/1/2037	A3		2,000,000	1,994,319
California Municipal Finance Authority–Cmnty Hosps Ctrl Grp	5.00%		2/1/2040	A3		500,000	508,694
California Municipal Finance Authority–Cmnty Hosps Ctrl Grp (AGM)	4.00%		2/1/2051	AA		1,455,000	1,236,245
California Municipal Finance Authority–Palomar Health Oblig Grp (AGM)	5.25%		11/1/2052	AA		1,000,000	1,032,247
California Public Finance Authority–Hoag Mem Hosp Oblig Grp	4.00%		7/15/2051	AA		1,000,000	866,503
California Public Finance Authority–Kendal At Ventura†	10.00%		5/15/2028	NR		500,000	487,389	(c)
California Statewide Communities Development Authority–Cedars-Sinai Med Ctr Oblig	4.00%		7/1/2048	AA-		1,000,000	873,312
California Statewide Communities Development Authority–Humangood Oblig Group	5.00%		10/1/2045	A-	(e)	1,000,000	938,293	(c)
California Statewide Communities Development Authority–Kaiser Fdtn Hospitals	5.00%	#(b)	5/1/2033	AA-		1,030,000	1,102,013

180	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Health Care (continued)
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig†	5.00%	12/1/2026	BB	$1,735,000	$1,736,462
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig	5.25%	12/1/2034	BB	2,150,000	2,155,330
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig†	5.25%	12/1/2056	BB	1,015,000	930,827
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig	5.50%	12/1/2054	BB	2,225,000	2,167,722
California Statewide Communities Development Authority–Loma Linda Univ Med Oblig†	5.50%	12/1/2058	BB	2,555,000	2,430,609
California Statewide Communities Development Authority–Verity Hlth Sys Oblig	5.50%	7/1/2039	NR	5,057	4,754
City of Oroville–Oroville Hospital CA	5.25%	4/1/2049	B	1,695,000	971,011
Palomar Health CA–Palomar Health Oblig Grp	5.00%	11/1/2036	BBB	3,555,000	3,500,888
Palomar Health CA–Palomar Health Oblig Grp	5.00%	11/1/2039	BBB	4,750,000	4,483,972
Regents of the University of California Medical Center Pooled Revenue	3.50%	5/15/2054	AA-	3,000,000	2,312,025
Regents of the University of California Medical Center Pooled Revenue	5.00%	5/15/2035	AA-	2,000,000	2,211,968
Regents of the University of California Medical Center Pooled Revenue	5.00%	5/15/2047	AA-	2,000,000	2,068,781
Regents of the University of California Medical Center Pooled Revenue CA	5.00%	5/15/2047	AA-	3,000,000	3,045,139
Washington Township Health Care District CA	5.75%	7/1/2053	Baa3	2,100,000	2,115,909
Total					66,303,535

Housing 6.08%
California Community Housing Agency†	4.00%	2/1/2050	NR	4,495,000	3,143,174
California Community Housing Agency†	5.00%	8/1/2050	NR	1,000,000	865,111
California Enterprise Development Authority–Provident Grp-Sdsu Pptys	5.00%	8/1/2040	Baa3	1,625,000	1,633,287

See Notes to Financial Statements.	181

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Housing (continued)
California Enterprise Development Authority–Provident Grp-Sdsu Pptys	5.00%	8/1/2050	Baa3	$1,030,000	$1,013,481
California Housing Finance Agency	3.25%	8/20/2036	BBB	7,289,368	6,385,921
California Housing Finance Agency	3.50%	11/20/2035	BBB+	3,283,222	2,881,381
California Municipal Finance Authority–Biola University	5.00%	10/1/2034	Baa1	1,000,000	1,018,623
California Municipal Finance Authority–Bowles Hall Foundation	5.00%	6/1/2050	Baa3	500,000	480,721
California Municipal Finance Authority–Caritas Affordable Hsg	5.00%	8/15/2030	A-	1,050,000	1,060,357
California Municipal Finance Authority–CHF-Davis II LLC (BAM)	4.00%	5/15/2046	AA	4,625,000	3,886,996
California Statewide Communities Development Authority–CHF-Irvine LLC	5.00%	5/15/2035	Baa1	1,100,000	1,115,278
California Statewide Communities Development Authority–CHF-Irvine LLC (BAM)	4.00%	5/15/2046	AA	1,000,000	852,278
CSCDA Community Improvement Authority CA†	2.65%	12/1/2046	NR	3,445,000	2,419,980
CSCDA Community Improvement Authority CA†	3.00%	6/1/2047	NR	3,000,000	2,004,902
CSCDA Community Improvement Authority CA†	3.00%	3/1/2057	NR	2,000,000	1,247,824
CSCDA Community Improvement Authority CA†	4.00%	8/1/2056	NR	1,000,000	704,636
CSCDA Community Improvement Authority CA†	4.00%	12/1/2056	NR	1,000,000	665,370
Total					31,379,320

Lease Obligations 1.12%
California State Public Works Board	4.00%	11/1/2046	Aa3	2,500,000	2,285,150
County of Santa Barbara CA COPS AMT	5.00%	12/1/2036	AA	3,395,000	3,468,945
Total					5,754,095

Other Revenue 1.33%
California Infrastructure & Economic Development Bank–Los Angeles Cnty Museum	4.00%	7/1/2050	A2	4,000,000	3,387,666
California School Finance Authority–Aspire Public Schools Oblig†	4.00%	8/1/2051	BBB	785,000	594,012

182	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Other Revenue (continued)
California School Finance Authority–Green Dot Public Schs Oblig†	5.00%		8/1/2038	BBB-	$1,000,000	$970,138
California School Finance Authority–Kipp Socal Pub Schs Oblig†	5.00%		7/1/2034	BBB	600,000	602,536
Commonwealth of Puerto Rico	5.069%	#(b)	11/1/2051	NR	2,500,000	1,287,500
Total						6,841,852

Power 1.21%
Southern California Public Power Authority	5.25%		7/1/2053	Aa2	2,700,000	2,878,660
Southern California Public Power Authority	5.25%		7/1/2053	Aa2	3,180,000	3,390,422
Total						6,269,082

Pre-Refunded 0.12%
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	555,000	629,731

Special Tax 3.31%
City of Irvine CA	5.00%		9/2/2028	NR	1,000,000	1,013,824
City of Irvine CA (BAM)	5.25%		9/1/2053	NR	3,000,000	3,186,456
City of Irvine CA Special Tax	5.00%		9/1/2044	NR	500,000	497,172
City of Roseville CA Special Tax	5.00%		9/1/2031	NR	1,000,000	1,011,410
County of Los Angeles Community Facilities District No. CA Special Tax	5.00%		9/1/2052	NR	1,500,000	1,378,405
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A	1,325,000	1,328,869
Irvine Facilities Financing Authority CA (BAM)	5.25%		9/1/2053	AA	3,160,000	3,351,201
Orange County Community Facilities District CA Special Tax	5.00%		8/15/2047	NR	1,000,000	952,860
Poway Unified School District Public Financing Authority CA Special Tax (BAM)	5.00%		9/1/2035	AA+	1,770,000	1,806,720
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%		9/1/2052	AA	1,000,000	1,045,106
Temecula Valley Unified School District Financing Authority CA Special Tax (BAM)	5.00%		9/1/2035	AA	1,505,000	1,530,540
Total						17,102,563

Tax Revenue 4.12%
City of Sacramento Transient Occupancy Tax Revenue CA	5.00%		6/1/2048	A1	1,000,000	1,014,208
Compton Community Redevelopment Agency Successor Agency CA (AGM)	5.00%		8/1/2037	AA	1,700,000	1,773,336

See Notes to Financial Statements.	183

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Tax Revenue (continued)
Fresno Unified School District CA GO	5.00%		8/1/2046	Aa3	$1,000,000	$1,025,888
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2026	NR	1,925,000	1,933,934
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2051	NR	501,000	93,442
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	350,000	314,357
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	3,971,000	3,566,607
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	7,000	5,989
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	4,298,854	3,811,199
San Diego Unified School District CA GO	3.00%		7/1/2044	Aa2	4,400,000	3,208,177
San Leandro Unified School District CA GO	5.25%		8/1/2048	AA-	2,100,000	2,212,095
San Rafael City High School District CA GO	5.25%		8/1/2052	Aa2	1,215,000	1,278,553
Tustin Community Facilities District CA Special Tax	5.00%		9/1/2037	A-	1,000,000	1,012,206
Total						21,249,991

Taxable Revenue–Water & Sewer 1.49%
California Pollution Control Financing Authority–Poseidon Resources AMT†	5.00%		11/21/2045	Baa3	1,100,000	1,071,205
Los Angeles Department of Water & Power Water System Revenue CA	3.00%	#(b)	7/1/2045	Aa2	6,620,000	6,620,000
Total						7,691,205

Tobacco 2.99%
California County Tobacco Securitization Agency	Zero Coupon		6/1/2055	NR	3,000,000	444,861
California Statewide Financing Authority	Zero Coupon		6/1/2046	NR	8,675,000	1,965,604
California Statewide Financing Authority†	Zero Coupon		6/1/2055	NR	10,000,000	440,398
Golden State Tobacco Securitization Corp. CA	Zero Coupon		6/1/2066	NR	7,000,000	608,121
Golden State Tobacco Securitization Corp. CA	5.00%		6/1/2034	NR	1,050,000	1,122,611
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon		6/1/2057	CCC	3,000,000	184,421

184	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Tobacco (continued)
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR		$5,000,000	$1,689,153
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR		2,250,000	169,870
Tobacco Securitization Authority of Northern California–Sacramento County Tobacco	4.00%	6/1/2036	A-		1,050,000	1,018,444
Tobacco Securitization Authority of Northern California–Sacramento County Tobacco	4.00%	6/1/2049	BBB+		3,250,000	2,770,319
Tobacco Securitization Authority of Southern California–San Diego County Tobacco	Zero Coupon	6/1/2046	CCC-		2,500,000	417,930
Tobacco Securitization Authority of Southern California–San Diego County Tobacco	Zero Coupon	6/1/2054	NR		4,800,000	877,424
Tobacco Securitization Authority of Southern California–San Diego County Tobacco	5.00%	6/1/2038	A-		1,000,000	1,025,735
Tobacco Securitization Authority of Southern California–San Diego County Tobacco	5.00%	6/1/2039	A-		1,000,000	1,022,173
Tobacco Securitization Authority of Southern California–San Diego County Tobacco	5.00%	6/1/2048	BBB+		1,675,000	1,679,553
Total						15,436,617

Transportation 22.61%
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2052	AA		9,000,000	9,158,539
Bay Area Toll Authority CA	5.00%	4/1/2054	AA		2,720,000	2,831,286
California Municipal Finance Authority–Lax Integrated Express AMT	4.00%	12/31/2047	BBB-	(e)	5,590,000	4,518,077
California Municipal Finance Authority–Lax Integrated Express AMT	5.00%	12/31/2034	BBB-	(e)	1,700,000	1,730,804
California Municipal Finance Authority–Lax Integrated Express AMT	5.00%	12/31/2035	BBB-	(e)	1,205,000	1,221,416
California Municipal Finance Authority–Lax Integrated Express AMT	5.00%	12/31/2043	BBB-	(e)	1,395,000	1,368,734
California Municipal Finance Authority–Lax Integrated Express AMT	5.00%	12/31/2047	BBB-	(e)	6,500,000	6,337,560

See Notes to Financial Statements.	185

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
City of Fresno Airport Revenue CA (BAM) AMT	5.00%	7/1/2048	AA	$3,220,000	$3,195,885
City of Long Beach Airport System Revenue CA AMT (AGM)	5.25%	6/1/2047	AA	1,250,000	1,273,279
City of Long Beach Harbor Revenue CA AMT	5.00%	5/15/2028	AA+	1,000,000	1,014,515
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-	2,000,000	1,702,975
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	NR	105,000	111,395
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	AA-	1,895,000	2,002,262
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2043	AA-	1,000,000	1,001,874
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2051	AA-	1,000,000	991,757
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2047	AA	3,000,000	3,073,164
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2048	AA-	2,000,000	2,012,672
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2036	AA	1,000,000	1,082,367
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA	7,000,000	7,286,824
County of Sacramento Airport System Revenue CA	5.00%	7/1/2041	A	1,130,000	1,150,710
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	1,500,000	985,950
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2042	A	1,150,000	1,304,761
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2043	A-	8,110,000	7,299,191
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	4,010,000	3,589,535
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2031	A	1,750,000	1,829,468
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2047	A	4,000,000	3,928,548
Port Commission of the City & County of San Francisco CA AMT	5.00%	3/1/2030	Aa3	1,415,000	1,420,880

186	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
Puerto Rico Highway & Transportation Authority	5.00%	7/1/2062	NR	$2,000,000	$1,915,000
Riverside County Transportation Commission CA	Zero Coupon	6/1/2028	NR	465,000	391,011
Riverside County Transportation Commission CA	Zero Coupon	6/1/2028	A	535,000	430,390
Riverside County Transportation Commission CA	4.00%	6/1/2047	A-	3,520,000	2,990,495
San Diego County Regional Airport Authority CA	4.00%	7/1/2046	A2	2,005,000	1,826,104
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2	1,750,000	1,494,880
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2051	A2	3,500,000	3,435,161
San Francisco City & County Airport Comm–San Francisco International Airport CA AMT	5.00%	5/1/2041	A+	3,500,000	3,494,783
San Francisco City & County Airport Comm-San Francisco International Airport CA	5.00%	5/1/2052	A1	1,025,000	1,066,512
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2031	A1	6,500,000	6,822,124
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2032	A+	1,500,000	1,575,153
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2045	A+	1,515,000	1,509,697
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2052	A1	7,100,000	7,039,000
San Joaquin Hills Transportation Corridor Agency CA	4.00%	1/15/2050	A	1,825,000	1,578,326
San Joaquin Hills Transportation Corridor Agency CA	5.25%	1/15/2044	A-	4,880,000	4,906,421
San Joaquin Hills Transportation Corridor Agency CA	5.25%	1/15/2049	A-	1,930,000	1,938,434
San Joaquin Hills Transportation Corridor Agency CA (NATL)	Zero Coupon	1/15/2036	Baa2	1,450,000	798,120
Total					116,636,039

See Notes to Financial Statements.	187

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Utilities 11.89%
Adelanto Public Utility Authority CA (AGM)	5.00%		7/1/2039	AA	$1,335,000	$1,376,338
California Community Choice Financing Authority	4.00%	#(b)	10/1/2052	A2	2,350,000	2,278,269
California Community Choice Financing Authority	5.00%	#(b)	2/1/2054	A1	1,500,000	1,514,128
California Pollution Control Financing Authority–Poseidon Resources†	5.00%		7/1/2039	Baa3	1,120,000	1,122,986
California Pollution Control Financing Authority–Poseidon Resources†	5.00%		11/21/2045	Baa3	3,870,000	3,768,694
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA	1,525,000	1,567,197
City of Burbank Electric Revenue CA	5.00%		6/1/2053	AA-	3,750,000	3,842,451
City of Los Angeles Wastewater System Revenue CA	5.00%		6/1/2043	AA+	3,000,000	3,000,094
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	1,000,000	1,061,286
Guam Power Authority (AGM)	5.00%		10/1/2034	AA	705,000	710,329
Long Beach Bond Finance Authority CA	5.20% (3 mo. USD LIBOR * .67 +1.43%	)#	11/15/2026	A1	1,000,000	984,137
Los Angeles Department of Water & Power CA	3.00%	#(b)	7/1/2034	Aa2	2,450,000	2,450,000
Los Angeles Department of Water & Power CA	5.00%		7/1/2043	Aa2	2,000,000	2,115,585
Los Angeles Department of Water & Power CA	5.00%		7/1/2048	Aa2	2,000,000	2,071,404
Los Angeles Department of Water & Power CA	5.00%		7/1/2051	Aa2	1,200,000	1,243,392
Los Angeles Department of Water & Power CA	5.00%		7/1/2052	Aa2	4,645,000	4,823,283
Los Angeles Department of Water & Power CA	5.25%		7/1/2037	Aa2	1,500,000	1,557,231
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2052	AA+	1,745,000	1,817,107
Modesto Irrigation District CA	5.25%		10/1/2048	A+	3,000,000	3,166,422
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	2,625,000	2,972,318
Northern California Energy Authority	4.00%	#(b)	7/1/2049	A2	3,750,000	3,739,790
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	700,000	583,862

188	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Utilities (continued)
San Diego Public Facilities Financing Authority CA	5.00%		8/1/2043	Aa3		$1,000,000	$1,036,522
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	5.00%		10/1/2046	AA		2,000,000	2,083,036
Southern California Public Power Authority	5.00%		11/1/2033	A2		3,575,000	3,595,544
Southern California Public Power Authority	5.00%		7/1/2038	AA-		1,000,000	1,004,460
Southern California Public Power Authority	5.244% (3 mo. USD LIBOR * .67 + 1.47%	)#	11/1/2038	A2		815,000	693,148
Stockton Public Financing Authority CA (BAM)	5.00%		9/1/2029	AA		1,000,000	1,006,790
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2025	BBB+	(e)	1,130,000	1,137,820
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2031	BBB+	(e)	765,000	766,712
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2032	BBB+	(e)	1,090,000	1,105,640
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2034	BBB+	(e)	300,000	303,555
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2035	BBB+	(e)	200,000	201,215
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2038	BBB+	(e)	650,000	632,458
Total							61,333,203
Total Investments in Securities 100.26% (cost $548,847,043)							517,235,203
Other Assets and Liabilities – Net(f) (0.26)%							(1,364,711)
Net Assets 100.00%							$515,870,492

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
LIBOR	London Interbank Offered Rate.
NATL	National Public Finance Guarantee Corporation.
NR	Not Rated.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $36,667,925, which represents 7.11% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	This investment has been rated by Fitch IBCA.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Financial Statements.	189

Schedule of Investments (concluded)

CALIFORNIA TAX FREE FUND September 30, 2023

Futures Contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2023	75	Short	$(8,887,977)	$(8,533,594)	$354,383

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
General Obligation	$–	$78,654,726	$560,785	$79,215,511
Health Care	–	64,877,853	1,425,682	66,303,535
Remaining Industries	–	371,716,157	–	371,716,157
Total	$–	$515,248,736	$1,986,467	$517,235,203

Other Financial Instruments
Futures Contracts
Assets	$354,383	$–	$–	$354,383
Liabilities	–	–	–	–
Total	$354,383	$–	$–	$354,383

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

190	See Notes to Financial Statements.

Schedule of Investments

NEW JERSEY TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

LONG-TERM INVESTMENTS 97.81%

MUNICIPAL BONDS 97.81%

Corporate-Backed 3.92%
Industrial Pollution Control Financing Authority of Gloucester County–Logan Generating Co LP NJ AMT	5.00%	12/1/2024	NR	$85,000	$85,152
New Jersey Economic Development Authority–NYNJ Link Borrower LLC (AGM) AMT	5.00%	1/1/2031	AA	225,000	225,480
New Jersey Economic Development Authority–NYNJ Link Borrower LLC AMT	5.00%	1/1/2028	BBB+	100,000	100,200
New Jersey Economic Development Authority–United Airlines Inc	5.25%	9/15/2029	BB-	1,675,000	1,670,722
New Jersey Economic Development Authority–United Airlines Inc	5.50%	6/1/2033	BB-	650,000	653,261
New Jersey Infrastructure Bank	2.125%	9/1/2046	AAA	400,000	231,070
Salem County Pollution Control Financing Authority–Constellation Energy Gen NJ AMT	4.45%	3/1/2025	Baa2	1,015,000	1,008,669
Total					3,974,554

Education 10.34%
Camden County Improvement Authority–Kipp Cooper Norcross Oblig NJ	6.00%	6/15/2047	BBB	500,000	522,148
Hudson County Improvement Authority NJ	4.00%	6/1/2049	AA	500,000	435,189
Middlesex County Improvement Authority NJ	5.00%	8/15/2053	Aa3	1,360,000	1,404,154
Middlesex County Improvement Authority NJ GTD	4.00%	8/15/2053	NR	1,000,000	871,741
New Jersey Economic Development Authority–Provident Group-Montclair (AGM)	5.00%	6/1/2042	AA	500,000	500,239
New Jersey Educational Facilities Authority(b)	5.00%	9/1/2036	A2	285,000	301,274
New Jersey Educational Facilities Authority(b)	5.25%	9/1/2053	A2	750,000	773,222
New Jersey Educational Facilities Authority–New Jersey City Univ Inc (AGM)	4.00%	7/1/2036	AA	745,000	692,356
New Jersey Educational Facilities Authority–Ramapo College of NJ (AGM)	4.00%	7/1/2041	AA	545,000	483,384
New Jersey Educational Facilities Authority–Seton Hall University	4.00%	7/1/2046	BBB+	545,000	437,257

See Notes to Financial Statements.	191

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Education (continued)
New Jersey Educational Facilities Authority–Seton Hall University	5.00%		7/1/2034	BBB+	$325,000	$329,654
New Jersey Educational Facilities Authority–Seton Hall University (AGM)	3.25%		7/1/2049	AA	400,000	280,458
New Jersey Educational Facilities Authority–Stevens Inst of Tech	3.00%		7/1/2050	BBB+	1,005,000	622,807
New Jersey Educational Facilities Authority–Stevens Inst of Tech	4.00%		7/1/2050	BBB+	200,000	156,311
New Jersey Educational Facilities Authority–Stevens Inst of Tech	5.00%		7/1/2030	BBB+	530,000	540,169
New Jersey Educational Facilities Authority–Stockton University	5.00%		7/1/2041	A3	800,000	786,287
New Jersey Educational Facilities Authority–William Paterson Univ (AGM)	3.00%		7/1/2039	AA	250,000	197,465
New Jersey Educational Facilities Authority–William Paterson Univ (AGM)	3.00%		7/1/2040	AA	250,000	194,165
New Jersey Higher Education Student Assistance Authority AMT	2.50%		12/1/2040	AA	500,000	395,197
New Jersey Higher Education Student Assistance Authority AMT	3.25%		12/1/2039	Aa1	405,000	366,404
New Jersey Institute of Technology	5.00%		7/1/2033	A1	170,000	179,975
Total						10,469,856

Financial Services 0.20%
New Jersey Higher Education Student Assistance Authority AMT	5.00%		12/1/2028	Aaa	200,000	203,790

General Obligation 11.84%
City of Atlantic City NJ GO (AGM)	5.00%		3/1/2037	AA	540,000	550,607
City of Atlantic City NJ GO (BAM)	5.00%		3/1/2042	AA	750,000	755,615
City of Jersey City NJ GO	4.00%		2/15/2036	A1	750,000	732,516
City of Newark Mass Transit Access Tax Revenue NJ (AGM)	5.375%		11/15/2052	AA	710,000	753,445
City of Summit NJ GO	4.00%		7/15/2041	AAA	500,000	463,848
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR	6,674	6,448
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	52,676	31,134
Commonwealth of Puerto Rico GO	Zero Coupon	#(c)	11/1/2043	NR	192,940	100,329
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	40,933	36,776
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	36,793	32,062
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	31,578	26,588

192	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

General Obligation (continued)
Commonwealth of Puerto Rico GO	5.375%	7/1/2025	NR	$45,588	$46,079
Commonwealth of Puerto Rico GO	5.625%	7/1/2027	NR	45,175	46,404
Commonwealth of Puerto Rico GO	5.625%	7/1/2029	NR	44,442	45,990
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR	43,166	45,164
County of Atlantic NJ GO	4.00%	3/15/2039	Aa2	450,000	433,454
County of Hudson NJ GO	2.00%	11/15/2035	AA	935,000	683,169
Cumberland County Improvement Authority NJ GTD (BAM)	4.00%	10/1/2048	AA	750,000	644,969
New Jersey Economic Development Authority	5.25%	11/1/2047	A2	750,000	777,063
New Jersey Health Care Facilities Financing Authority	5.00%	10/1/2037	A2	500,000	509,007
New Jersey Transportation Trust Fund Authority	4.25%	6/15/2044	A2	500,000	460,239
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2046	A2	750,000	776,595
Rutherford Board of Education NJ GO	2.50%	12/15/2034	AA-	1,000,000	811,843
State of New Jersey GO	2.50%	6/1/2038	A1	1,020,000	734,981	(d)
State of New Jersey GO	5.00%	6/1/2040	A1	750,000	778,175
Township of Berkeley Heights NJ GO	4.00%	7/1/2041	Aa1	785,000	729,373
Union County Utilities Authority–Covanta Union LLC NJ GTD AMT	4.75%	12/1/2031	AA+	980,000	980,580
Total					11,992,453

Health Care 12.53%
Camden County Improvement Authority–Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2030	A-	530,000	531,705
Camden County Improvement Authority–Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2032	A-	500,000	501,609
New Jersey Economic Development Authority–Bancroft Neurohealth Oblig	5.00%	6/1/2036	NR	220,000	200,116
New Jersey Health Care Facilities Financing Authority–Atlanticare Hlth Sys Oblig	2.375%	7/1/2046	AA-	695,000	398,000	(d)
New Jersey Health Care Facilities Financing Authority–Inspira Health Oblig Grp	4.00%	7/1/2047	A2	885,000	741,495
New Jersey Health Care Facilities Financing Authority–Inspira Health Oblig Grp	5.00%	7/1/2035	A2	460,000	469,506
New Jersey Health Care Facilities Financing Authority–Inspira Health Oblig Grp	5.00%	7/1/2042	A2	1,000,000	990,781

See Notes to Financial Statements.	193

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Health Care (continued)
New Jersey Health Care Facilities Financing Authority–RWJ Barnabas Health Oblig	3.00%	7/1/2051	AA-	$1,190,000	$791,649
New Jersey Health Care Facilities Financing Authority–RWJ Barnabas Health Oblig	4.00%	7/1/2051	AA-	1,350,000	1,166,317
New Jersey Health Care Facilities Financing Authority–RWJ Barnabas Health Oblig	5.00%	7/1/2043	AA-	1,925,000	1,931,521
New Jersey Health Care Facilities Financing Authority–St Joseph’s Hlthcr Oblig	4.00%	7/1/2048	BBB-	1,200,000	952,246
New Jersey Health Care Facilities Financing Authority–St Joseph’s Hlthcr Oblig	5.00%	7/1/2027	BBB-	100,000	100,371
New Jersey Health Care Facilities Financing Authority–St Joseph’s Hlthcr Oblig	5.00%	7/1/2041	BBB-	750,000	705,966
New Jersey Health Care Facilities Financing Authority–Univ of Penn Hlth Sys Oblig	5.00%	7/1/2039	AA	1,000,000	1,012,311
New Jersey Health Care Facilities Financing Authority–University Hospital (AGM)	5.00%	7/1/2046	AA	1,000,000	970,895
New Jersey Health Care Facilities Financing Authority–Valley Hlth Sys Oblig Grp	4.00%	7/1/2044	A	1,055,000	894,036
New Jersey Health Care Facilities Financing Authority–Valley Hlth Sys Oblig Grp	5.00%	7/1/2030	A	315,000	328,559
Total					12,687,083

Housing 0.07%
New Jersey Housing & Mortgage Finance Agency (HUD SECT 8)	3.15%	5/1/2053	AA-	100,000	66,261

Lease Obligations 19.24%
Gloucester County Improvement Authority–Rowan University NJ (AGM)	5.00%	11/1/2029	AA	250,000	256,895
Gloucester County Improvement Authority–Rowan University NJ (AGM)	5.00%	11/1/2030	AA	290,000	297,660
New Jersey Economic Development Authority	4.00%	6/15/2049	A2	1,390,000	1,202,285
New Jersey Economic Development Authority	5.00%	6/15/2029	A2	500,000	516,900
New Jersey Economic Development Authority	5.00%	6/15/2034	A2	390,000	391,909
New Jersey Economic Development Authority	5.00%	6/15/2035	A2	750,000	772,614
New Jersey Economic Development Authority	5.00%	6/15/2035	A2	640,000	648,547

194	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Lease Obligations (continued)
New Jersey Economic Development Authority	5.00%	6/15/2042	A2	$505,000	$531,025
New Jersey Economic Development Authority	5.00%	6/15/2047	A2	540,000	540,657
New Jersey Economic Development Authority	5.00%	6/15/2048	A2	500,000	498,611
New Jersey Economic Development Authority–NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	BBB+	1,660,000	1,662,048
New Jersey Economic Development Authority–NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	BBB+	210,000	210,321
New Jersey Educational Facilities Authority	5.00%	9/1/2033	A2	1,060,000	1,066,016
New Jersey Educational Facilities Authority	5.00%	9/1/2036	A2	535,000	540,922
New Jersey Educational Facilities Authority	5.50%	9/1/2033	A2	410,000	422,254
New Jersey Health Care Facilities Financing Authority	5.00%	10/1/2038	A2	520,000	527,618
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A2	1,980,000	1,372,483
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2038	A2	1,120,000	519,963
New Jersey Transportation Trust Fund Authority	4.00%	12/15/2039	A2	1,160,000	1,069,059
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2050	A2	1,360,000	1,153,216
New Jersey Transportation Trust Fund Authority	4.25%	12/15/2038	A2	470,000	447,203
New Jersey Transportation Trust Fund Authority	4.75%	6/15/2038	A2	980,000	983,730
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	545,000	555,290
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	400,000	407,037
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2036	A2	555,000	568,402
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2	1,380,000	1,380,735
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2041	A2	205,000	205,815
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2043	A2	720,000	733,583
Total					19,482,798

See Notes to Financial Statements.	195

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Other Revenue 0.31%
Middlesex County Improvement Authority NJ	6.25%	1/1/2037	NR	$1,300,000	$16,250
New Jersey Economic Development Authority–Bancroft Neurohealth Oblig	5.00%	6/1/2041	NR	350,000	302,568
Total					318,818

Special Tax 0.83%
New Jersey Economic Development Authority Mtromall Urban	6.50%	4/1/2028	Baa2	564,458	552,883
New Jersey Infrastructure Bank	2.00%	9/1/2046	AAA	520,000	291,597
Total					844,480

Tax Revenue 5.38%
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2039	BBB+	525,000	525,144
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2044	BBB+	310,000	302,510
Casino Reinvestment Development Authority, Inc. NJ (AGM)	5.00%	11/1/2032	AA	500,000	503,783
Garden State Preservation Trust NJ (AGM)	5.75%	11/1/2028	AA	1,205,000	1,265,168
New Jersey Transportation Trust Fund Authority	3.00%	6/15/2050	A2	540,000	368,141
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	18,000	14,018
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	235,000	166,774
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	646,000	414,732
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,675,000	498,915
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	96,000	86,224
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	492,000	441,897
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	18,000	15,400
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	19,000	17,529
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	350,580

196	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	$267,000	$236,712
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	40,000	35,014
Territory of Guam	4.00%		1/1/2042	Ba1	250,000	203,059
Total						5,445,600

Taxable Revenue–Water & Sewer 1.21%
Jersey City Municipal Utilities Authority NJ	4.00%		5/3/2024	NR	750,000	749,708
New Jersey Economic Development Authority–New Jersey Amern Wtr Co AMT	3.75%	#(c)	11/1/2034	A+	500,000	475,268
Total						1,224,976

Tobacco 3.01%
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BBB-	2,190,000	2,038,246
Tobacco Settlement Financing Corp. NJ	5.25%		6/1/2046	BBB+	1,000,000	1,005,672
Total						3,043,918

Transportation 23.37%
Delaware River & Bay Authority DE	5.00%		1/1/2039	A1	500,000	522,652
Delaware River Joint Toll Bridge Commission PA	3.00%		7/1/2049	A+	1,025,000	655,335
Delaware River Port Authority PA	5.00%		1/1/2040	A+	600,000	619,839
New Jersey Economic Development Authority	4.00%		11/1/2044	A2	275,000	245,215
New Jersey Economic Development Authority–NYNJ Link Borrower LLC (AGM) AMT	5.125%		1/1/2039	AA	925,000	926,028
New Jersey Economic Development Authority–Port Newark Container AMT	5.00%		10/1/2047	Baa2	930,000	886,296
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2050	A2	1,080,000	940,093
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2028	A+	1,000,000	1,020,155
New Jersey Turnpike Authority	4.00%		1/1/2043	AA-	610,000	567,597
New Jersey Turnpike Authority	4.00%		1/1/2048	AA-	1,000,000	878,053
New Jersey Turnpike Authority	5.00%		1/1/2030	AA-	715,000	740,700
New Jersey Turnpike Authority	5.00%		1/1/2034	AA-	510,000	515,657
New Jersey Turnpike Authority	5.00%		1/1/2034	AA-	615,000	635,362
New Jersey Turnpike Authority	5.00%		1/1/2046	AA-	750,000	770,926

See Notes to Financial Statements.	197

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
New Jersey Turnpike Authority	5.25%		1/1/2052	AA-	$1,110,000	$1,154,567
New Jersey Turnpike Authority (AGM)	5.25%		1/1/2028	AA	810,000	866,194
Port Authority of New York & New Jersey	4.00%		9/1/2043	AA-	870,000	793,995
Port Authority of New York & New Jersey	5.00%		12/1/2035	Aa3	500,000	543,434
Port Authority of New York & New Jersey	5.00%		7/15/2038	AA-	420,000	432,517
Port Authority of New York & New Jersey	5.00%		7/15/2053	Aa3	250,000	253,527
Port Authority of New York & New Jersey	5.00%		7/15/2053	Aa3	500,000	507,055
Port Authority of New York & New Jersey	5.25%		8/1/2052	AA-	250,000	258,785
Port Authority of New York & New Jersey AMT	5.00%		9/15/2032	AA-	590,000	604,617
Port Authority of New York & New Jersey AMT	5.00%		9/15/2033	AA-	850,000	870,607
Port Authority of New York & New Jersey AMT	5.00%		9/15/2034	AA-	275,000	281,328
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	Aa3	545,000	574,713
Port Authority of New York & New Jersey AMT	5.00%		10/15/2036	AA-	1,190,000	1,191,317
Port Authority of New York & New Jersey AMT	5.00%		11/15/2041	AA-	500,000	501,209
Port Authority of New York & New Jersey AMT	5.00%		12/1/2044	Aa3	500,000	505,379
South Jersey Port Corp. NJ AMT	5.00%		1/1/2048	A3	500,000	490,384
South Jersey Transportation Authority NJ	5.00%		11/1/2039	BBB+	1,320,000	1,263,796
South Jersey Transportation Authority NJ	5.25%		11/1/2052	BBB+	1,200,000	1,195,175
South Jersey Transportation Authority NJ (BAM)	4.00%		11/1/2050	AA	1,080,000	952,513
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2045	AA	500,000	508,128
Total						23,673,148

Utilities 5.56%
Guam Government Waterworks Authority	5.00%		7/1/2036	A-	100,000	100,082
Guam Power Authority (AGM)	5.00%		10/1/2034	AA	400,000	403,024
New Jersey Economic Development Authority–Middlesex Water Co AMT	4.00%		8/1/2059	A+	500,000	389,813
New Jersey Economic Development Authority–New Jersey Amern Wtr Co AMT	2.20%	#(c)	10/1/2039	A+	500,000	412,993
New Jersey Economic Development Authority–New Jersey Natural Gas Co	3.50%		4/1/2042	A1	1,655,000	1,295,039

198	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Utilities (continued)
New Jersey Economic Development Authority–New Jersey Natural Gas Co AMT	3.00%	8/1/2041	A1	$1,000,000	$714,031
New Jersey Economic Development Authority–Umm Energy Partners LLC AMT	4.75%	6/15/2032	Baa2	1,000,000	975,565
Passaic Valley Sewerage Commission NJ (AGM)	3.00%	12/1/2038	AA	1,000,000	776,061
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2042	NR	380,000	316,954
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%	7/1/2030	NR	250,000	249,698
Total					5,633,260
Total Investments in Securities 97.81% (cost $109,678,487)					99,060,995
Other Assets and Liabilities – Net(e) 2.19%					2,222,478
Net Assets 100.00%					$101,283,473

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $ 566,652, which represents 0.56% of net assets.
(a)	Unaudited.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Other Assets and Liabilities–Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2023	9	Short	$(1,066,557)	$(1,024,031)	$42,526

See Notes to Financial Statements.	199

Schedule of Investments (concluded)

NEW JERSEY TAX FREE FUND September 30, 2023

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
General Obligation	$–	$11,257,472	$734,981	$11,992,453
Health Care	–	12,289,083	398,000	12,687,083
Remaining Industries	–	74,381,459	–	74,381,459
Total	$–	$97,928,014	$1,132,981	$99,060,995

Other Financial Instruments
Futures Contracts
Assets	$42,526	$–	$–	$42,526
Liabilities	–	–	–	–
Total	$42,526	$–	$–	$42,526

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$–
Accrued Discounts (Premiums)	1,141
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(11,710)
Purchases	–
Sales	–
Transfers into Level 3(a)	1,143,550
Transfers out of Level 3	–
Balance as of September 30, 2023	$1,132,981
Change in unrealized appreciation/ depreciation for the year ended September 30, 2023, related to Level 3 investments held at September 30, 2023	$(11,710)

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of mark quotations in accordance with valuation methodology.

200	See Notes to Financial Statements.

Schedule of Investments

NEW YORK TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

LONG-TERM INVESTMENTS 98.58%

MUNICIPAL BONDS 98.58%

Corporate-Backed 11.17%
Brooklyn Arena Local Development Corp.–Brooklyn Events Ctr LLC NY	Zero Coupon		7/15/2047	Ba1		$250,000	$65,375
Build NYC Resource Corp.–Pratt Paper Inc NY AMT†	4.50%		1/1/2025	NR		100,000	100,154
Build NYC Resource Corp.–Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		250,000	251,841
New York City Industrial Development Agency–TRIPS Oblig Group NY	5.00%		7/1/2028	BBB+		1,575,000	1,556,701
New York Liberty Development Corp.	2.10%		11/15/2032	A+		2,720,000	2,187,885
New York Liberty Development Corp.	2.875%		11/15/2046	A+		7,345,000	4,953,581
New York Liberty Development Corp.–3 World Trade Center LLC†	5.00%		11/15/2044	NR		8,655,000	8,026,128
New York Liberty Development Corp.–3 World Trade Center LLC†	5.15%		11/15/2034	NR		750,000	731,377
New York Liberty Development Corp.–3 World Trade Center LLC†	7.25%		11/15/2044	NR		1,000,000	1,005,185
New York Liberty Development Corp.–Goldman Sachs Hdqtrs LLC	5.25%		10/1/2035	A2		7,215,000	7,852,326
New York Liberty Development Corp.–Goldman Sachs Hdqtrs LLC	5.50%		10/1/2037	A2		3,650,000	3,952,199
New York Liberty Development Corp.–One Bryant Park LLC	2.80%		9/15/2069	Baa1		4,630,000	3,988,644
New York State Energy Research & Development Authority–New york ST Elec & Gas(b)	4.00%		4/1/2034	Baa1		2,000,000	1,896,271
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT	2.75%	#(c)	9/1/2050	B+		500,000	479,256
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	2.875%	#(c)	12/1/2044	B+		1,500,000	1,310,705
New York State Environmental Facilities Corp.–Casella Waste Systems Inc AMT†	5.125%	#(c)	9/1/2050	B1		1,000,000	987,087
New York Transportation Development Corp.–American Airlines Inc AMT	2.25%		8/1/2026	BB-	(d)	155,000	146,316
New York Transportation Development Corp.–American Airlines Inc AMT	3.00%		8/1/2031	BB-	(d)	1,000,000	865,281
New York Transportation Development Corp.–American Airlines Inc AMT	5.25%		8/1/2031	B+		1,300,000	1,315,984

See Notes to Financial Statements.	201

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Corporate-Backed (continued)
New York Transportation Development Corp.–American Airlines Inc AMT	5.375%	8/1/2036	B+		$1,025,000	$1,004,193
New York Transportation Development Corp.–JFK Intl Air Terminal LLC AMT	4.00%	12/1/2038	Baa1		2,570,000	2,295,823
Niagara Area Development Corp.–Covanta Holding Corp NY AMT†	4.75%	11/1/2042	B		1,750,000	1,468,322
Westchester County Local Development Corp.–Miriam Osborn Mem Home Oblig NY	5.00%	7/1/2034	A	(d)	200,000	204,153
Total						46,644,787

Education 9.64%
Build NYC Resource Corp.–E Harlem Scholars Oblig Gp NY†	5.75%	6/1/2042	BB+		1,000,000	1,005,951
Build NYC Resource Corp.–Kipp NYC Public Chtr Schs NY	5.25%	7/1/2052	BBB-		1,250,000	1,203,812
Build NYC Resource Corp.–Manhattan College NY	5.00%	8/1/2033	BBB+		1,125,000	1,147,552
Build NYC Resource Corp.–New York Law School	5.00%	7/1/2041	BBB-		1,175,000	1,082,286
Build NYC Resource Corp.–Packer Collegiate Inst NY	5.00%	6/1/2040	A2		1,000,000	999,963
City of New Rochelle–Iona College NY	5.00%	7/1/2028	BBB		205,000	207,483
City of New Rochelle–Iona College NY	5.00%	7/1/2029	BBB		250,000	252,888
City of New Rochelle–Iona College NY	5.00%	7/1/2030	BBB		220,000	222,377
City of New Rochelle–Iona College NY	5.00%	7/1/2031	BBB		200,000	202,052
Dutchess County Local Development Corp.–Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	967,319
Dutchess County Local Development Corp.–Bard College NY	5.00%	7/1/2051	BBB-		1,000,000	946,639
Dutchess County Local Development Corp.–Culinary Inst of America NY	4.00%	7/1/2035	Baa2		1,145,000	1,041,679
Dutchess County Local Development Corp.–Culinary Inst of America NY	4.00%	7/1/2037	Baa2		965,000	841,631
Dutchess County Local Development Corp.–Culinary Inst of America NY	4.00%	7/1/2040	Baa2		425,000	353,640
Dutchess County Local Development Corp.–Culinary Inst of America NY	5.00%	7/1/2033	Baa2		390,000	392,423
Dutchess County Local Development Corp.–Culinary Inst of America NY	5.00%	7/1/2041	Baa2		200,000	190,869

202	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Education (continued)
Dutchess County Local Development Corp.–Culinary Inst of America NY	5.00%	7/1/2046	Baa2	$275,000	$255,614
Dutchess County Local Development Corp.–Millbrook School NY	4.00%	9/1/2051	A	1,500,000	1,201,502
Dutchess County Local Development Corp.–Vassar College NY	5.00%	7/1/2034	Aa3	275,000	285,089
Hempstead Town Local Development Corp.–Adelphi University NY	4.00%	2/1/2039	A-	2,240,000	1,929,426
Hempstead Town Local Development Corp.–Adelphi University NY	5.00%	6/1/2029	A-	500,000	521,457
Hempstead Town Local Development Corp.–Adelphi University NY	5.00%	6/1/2030	A-	200,000	209,605
Hempstead Town Local Development Corp.–Adelphi University NY	5.00%	6/1/2031	A-	565,000	595,510
Hempstead Town Local Development Corp.–Adelphi University NY	5.00%	6/1/2032	A-	330,000	347,558
Hempstead Town Local Development Corp.–Hofstra University NY	5.00%	7/1/2042	A	545,000	552,267
Hempstead Town Local Development Corp.–Molloy College NY	5.00%	7/1/2034	BBB	825,000	826,406
Hempstead Town Local Development Corp.–Molloy College NY	5.00%	7/1/2037	BBB	630,000	612,705
Hempstead Town Local Development Corp.–Molloy College NY	5.00%	7/1/2039	BBB	555,000	528,830
Monroe County Industrial Development Corp.–University of Rochester NY	5.00%	7/1/2031	AA-	350,000	363,566
New York City Industrial Development Agency–Yankee Stadium LLLC NY (AGM)	3.00%	3/1/2049	AA	2,050,000	1,355,089
New York State Dormitory Authority	5.00%	2/15/2041	NR	5,000	5,265
New York State Dormitory Authority–Barnard College	4.00%	7/1/2034	A3	460,000	437,307
New York State Dormitory Authority–Barnard College	4.00%	7/1/2036	A3	325,000	301,148
New York State Dormitory Authority–Barnard College	4.00%	7/1/2037	A3	710,000	644,848
New York State Dormitory Authority–Fordham University	5.00%	7/1/2035	A	550,000	562,533
New York State Dormitory Authority–Icahn Sch of Med Mt Sinai	5.00%	7/1/2040	A-	2,200,000	2,174,159

See Notes to Financial Statements.	203

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Education (continued)
New York State Dormitory Authority–Iona College	5.00%	7/1/2046	BBB	$375,000	$354,581
New York State Dormitory Authority–Pratt Institute	5.00%	7/1/2039	A2	1,045,000	1,047,298
New York State Dormitory Authority–St John’s University	5.00%	7/1/2027	A-	250,000	252,879
New York State Dormitory Authority–The New School	4.00%	7/1/2047	A3	1,000,000	803,851
New York State Dormitory Authority–The New School	5.00%	7/1/2028	A3	780,000	797,071
New York State Dormitory Authority–Yeshiva University	5.00%	7/15/2037	BBB-	1,000,000	985,426
New York State Dormitory Authority–Yeshiva University	5.00%	7/15/2042	BBB-	1,000,000	944,780
Onondaga Civic Development Corp.–Le Moyne College NY	4.00%	7/1/2038	Baa2	150,000	129,899
Onondaga Civic Development Corp.–Le Moyne College NY	4.00%	7/1/2040	Baa2	300,000	253,119
Onondaga Civic Development Corp.–Le Moyne College NY	4.00%	7/1/2041	Baa2	415,000	345,732
Onondaga Civic Development Corp.–Le Moyne College NY	5.00%	7/1/2035	Baa2	365,000	369,038
Onondaga Civic Development Corp.–Le Moyne College NY	5.00%	7/1/2036	Baa2	465,000	466,308
Onondaga Civic Development Corp.–Le Moyne College NY	5.00%	7/1/2046	Baa2	600,000	559,170
Schenectady County Capital Resource Corp.–Union College NY	5.25%	7/1/2052	A1	545,000	566,089
St. Lawrence County Industrial Development Agency–Clarkson University NY	5.00%	9/1/2037	Baa1	455,000	450,686
St. Lawrence County Industrial Development Agency–Clarkson University NY	5.00%	9/1/2038	Baa1	475,000	466,053
St. Lawrence County Industrial Development Agency–Clarkson University NY	5.00%	9/1/2041	Baa1	160,000	153,724
Troy Capital Resource Corp.–Rensselaer Polytech Inst NY	4.00%	9/1/2040	A3	1,000,000	864,360
Troy Capital Resource Corp.–Rensselaer Polytech Inst NY	5.00%	8/1/2032	A3	1,415,000	1,437,086
Troy Capital Resource Corp. NY	4.00%	9/1/2034	A3	855,000	797,818
Troy Capital Resource Corp. NY	4.00%	9/1/2035	A3	395,000	370,972

204	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Education (continued)
Troy Capital Resource Corp. NY	4.00%		9/1/2036	A3		$1,140,000	$1,044,541
Westchester County Local Development Corp.–Miriam Osborn Mem Home Oblig NY	5.00%		7/1/2042	A	(d)	450,000	448,149
Westchester County Local Development Corp.–Sarah Lawrence College NY	4.00%		6/1/2033	BBB-		1,710,000	1,604,802
Total							40,281,880

General Obligation 10.91%
City of Long Beach NY GO (BAM)	5.25%		7/15/2034	AA		510,000	541,644
City of Long Beach NY GO (BAM)	5.25%		7/15/2035	AA		400,000	422,856
City of Long Beach NY GO (BAM)	5.25%		7/15/2036	AA		300,000	313,894
City of Long Beach NY GO (BAM)	5.25%		7/15/2037	AA		810,000	839,934
City of Long Beach NY GO (BAM)	5.25%		7/15/2042	AA		500,000	506,115
City of New York GO	4.00%		4/1/2050	AA		2,455,000	2,127,898
City of New York NY GO	4.125%		8/1/2053	Aa2		2,230,000	1,941,440
City of New York NY GO	5.00%		8/1/2027	AA		1,750,000	1,774,815
City of New York NY GO	5.00%		8/1/2037	Aa2		1,000,000	1,060,173
City of New York NY GO	5.00%		10/1/2037	AA		2,500,000	2,588,960
City of New York NY GO	5.00%		3/1/2044	AA		3,000,000	3,064,363
City of New York NY GO	5.25%		9/1/2043	AA		1,150,000	1,206,648
City of New York NY GO	5.25%		10/1/2047	AA		1,860,000	1,934,108
City of New York NY GO	5.50%		5/1/2044	AA		2,085,000	2,223,727
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR		30,952	29,906
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR		244,309	144,398
Commonwealth of Puerto Rico GO	Zero Coupon	#(c)	11/1/2043	NR		894,821	465,307
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR		189,842	170,563
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR		170,642	148,700
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR		146,457	123,314
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR		211,432	213,709
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR		209,517	215,215
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR		206,118	213,296
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR		200,202	209,467
County of Nassau NY GO	4.00%		4/1/2053	AA-		2,000,000	1,703,790
Jefferson County Civic Facility Development Corp.–Samaritan Med Ctr Oblig NY	5.00%		11/1/2037	BB		2,000,000	1,743,150
New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%		2/1/2044	AAA		2,700,000	2,765,637

See Notes to Financial Statements.	205

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

General Obligation (continued)
New York City Transitional Finance
Authority Future Tax Secured Revenue NY	4.00%	2/1/2051	AAA		$3,200,000	$2,792,437
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2040	AAA		2,000,000	2,125,660
New York State Dormitory Authority	4.00%	3/15/2044	AA+		2,500,000	2,257,649
New York State Dormitory Authority	5.00%	3/15/2053	Aa1		2,500,000	2,551,565
New York State Dormitory Authority (AGM)	5.00%	10/1/2027	AA		1,000,000	1,008,894
New York State Thruway Authority	5.00%	3/15/2053	AA+		1,550,000	1,565,949
New York State Urban Development Corp.	4.00%	3/15/2047	AA+		2,295,000	2,028,200
New York State Urban Development Corp.	5.00%	3/15/2050	Aa1		2,500,000	2,541,105
Total						45,564,486

Health Care 13.05%
Brookhaven Local Development Corp.–Active Ret Cmnty Oblig Gp NY	4.00%	11/1/2045	BBB	(d)	1,000,000	794,350
Brookhaven Local Development Corp.–Active Ret Cmnty Oblig Gp NY	4.00%	11/1/2055	BBB	(d)	1,000,000	732,327
Brookhaven Local Development Corp.–Long Island Cmnty Hosp Oblig NY	3.375%	10/1/2040	A		365,000	272,934
Brookhaven Local Development Corp.–Long Island Cmnty Hosp Oblig NY	4.00%	10/1/2045	A		1,865,000	1,549,221
Brookhaven Local Development Corp.–Long Island Cmnty Hosp Oblig NY	5.00%	10/1/2050	A		1,000,000	966,675
Broome County Local Development Corp.–United Hlth Svcs Hosps Oblig NY (AGM)	3.00%	4/1/2036	AA		1,030,000	811,363
Broome County Local Development Corp.–United Hlth Svcs Hosps Oblig NY (AGM)	3.00%	4/1/2037	AA		1,500,000	1,146,595
Buffalo & Erie County Industrial Land Development Corp.–Catholic Hlth Sys Oblig NY	5.00%	7/1/2025	B-		300,000	289,941
Buffalo & Erie County Industrial Land Development Corp.–Orchard Park Ccrc Inc NY	5.00%	11/15/2037	BBB	(d)	1,000,000	969,420
Dutchess County Local Development Corp.–Nuvance Health Oblig Grp NY	4.00%	7/1/2044	BBB		1,250,000	1,017,786
Dutchess County Local Development Corp.–Nuvance Health Oblig Grp NY	4.00%	7/1/2049	BBB		2,120,000	1,613,310
Dutchess County Local Development Corp.–Nuvance Health Oblig Grp NY	5.00%	7/1/2035	BBB		1,765,000	1,748,501

206	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Health Care (continued)
Genesee County Funding Corp.–Rochester Regl Health Oblig NY	5.25%	12/1/2052	BBB+	$1,000,000	$964,246
Monroe County Industrial Development Corp.–Rochester General Hosp Oblig NY	5.00%	12/1/2034	BBB+	250,000	252,301
Monroe County Industrial Development Corp.–Rochester Regl Health Oblig NY	4.00%	12/1/2035	BBB+	600,000	543,317
Monroe County Industrial Development Corp.–Rochester Regl Health Oblig NY	4.00%	12/1/2036	BBB+	450,000	408,076
Nassau County Local Economic Assistance Corp.–Catholic Hlth Lng Isl Oblig NY	5.00%	7/1/2027	A-	625,000	628,536
Nassau County Local Economic Assistance Corp.–Catholic Hlth Lng Isl Oblig NY	5.00%	7/1/2028	A-	2,045,000	2,056,167
Nassau County Local Economic Assistance Corp.–Catholic Hlth Lng Isl Oblig NY	5.00%	7/1/2033	A-	905,000	907,142
New York City Industrial Development Agency–Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	2,115,000	1,357,587
New York State Dormitory Authority–Catholic Hlth Sys Oblig	4.00%	7/1/2045	B-	2,895,000	1,981,193
New York State Dormitory Authority–Catholic Hlth Sys Oblig	5.00%	7/1/2032	B-	500,000	431,817
New York State Dormitory Authority–Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2026	BBB-	1,000,000	975,079
New York State Dormitory Authority–Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2029	BBB-	1,900,000	1,821,078
New York State Dormitory Authority–Icahn Sch of Med Mt Sinai	5.00%	7/1/2033	A-	4,015,000	4,035,456
New York State Dormitory Authority–Icahn Sch of Med Mt Sinai	5.00%	7/1/2034	A-	1,750,000	1,758,569
New York State Dormitory Authority–Maimonides Medical Ctr (FHA)	3.00%	2/1/2050	AA+	1,000,000	659,252
New York State Dormitory Authority–Montefiore Oblig Grp	4.00%	8/1/2036	BBB-	475,000	430,969
New York State Dormitory Authority–Montefiore Oblig Grp	4.00%	8/1/2037	BBB-	1,820,000	1,618,983
New York State Dormitory Authority–Montefiore Oblig Grp	4.00%	8/1/2038	BBB-	1,520,000	1,329,774
New York State Dormitory Authority–Montefiore Oblig Grp	4.00%	9/1/2050	BBB-	5,500,000	4,257,377
New York State Dormitory Authority–Montefiore Oblig Grp	5.00%	8/1/2035	BBB-	525,000	512,885

See Notes to Financial Statements.	207

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Health Care (continued)
New York State Dormitory Authority–Northwell Hlth Oblig Grp	4.00%	5/1/2045	A-		$2,120,000	$1,801,357
New York State Dormitory Authority–Northwell Hlth Oblig Grp	5.00%	5/1/2028	A-		1,000,000	1,008,998
New York State Dormitory Authority–Northwell Hlth Oblig Grp	5.00%	5/1/2038	A-		1,005,000	1,031,552
New York State Dormitory Authority–NYU Langone Hosps Oblig	5.00%	7/1/2032	A+		810,000	827,150
New York State Dormitory Authority–NYU Langone Hosps Oblig	5.00%	7/1/2033	A+		760,000	775,991
Niagara Area Development Corp.–Catholic Hlth Sys Oblig NY	5.00%	7/1/2052	B-		1,000,000	746,843
Oneida County Local Development Corp.–Mohawk Valley Hlth Oblig NY (AGM)	4.00%	12/1/2049	AA		4,645,000	3,761,789	(e)
Southold Local Development Corp.–Peconic Lndg At Southold NY	5.00%	12/1/2045	BBB-	(d)	1,000,000	887,170
Tompkins County Development Corp.–Kendal At Ithaca Inc NY	5.00%	7/1/2044	BBB+		920,000	827,680
Westchester County Healthcare Corp. Oblig NY	6.00%	11/1/2030	BBB-		105,000	105,110
Westchester County Healthcare Corp. Oblig NY	6.125%	11/1/2037	BBB-		40,000	40,077
Westchester County Local Development Corp. Health Oblig NY	5.00%	11/1/2033	BBB-		1,000,000	940,528
Westchester County Local Development Corp. Health Oblig NY	5.00%	11/1/2034	BBB-		1,065,000	989,987
Westchester County Local Development Corp. Health Oblig NY	5.00%	11/1/2046	BBB-		2,240,000	1,934,739
Total						54,521,198

Housing 1.57%
New York City Housing Development Corp. NY	3.35%	11/1/2065	AA+		1,375,000	899,239
New York City Housing Development Corp. NY	4.50%	2/15/2048	NR		1,000,000	981,112
New York State Dormitory Authority	5.00%	7/1/2048	Aa3		1,000,000	1,019,028
New York State Dormitory Authority	5.00%	7/1/2053	Aa3		2,060,000	2,087,371
New York State Housing Finance Agency	3.15%	11/1/2054	Aa2		1,000,000	640,403
Westchester County Local Development Corp.–Purchase Housing Corp Ii NY	5.00%	6/1/2047	BBB		1,000,000	935,452
Total						6,562,605

208	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Lease Obligations 0.76%
Hudson Yards Infrastructure Corp. NY	5.00%		2/15/2033	AA	$1,075,000	$1,117,019
New York City Transitional Finance Authority Building Aid Revenue NY	5.00%		7/15/2035	AA	2,005,000	2,068,963
Total						3,185,982

Other 0.55%
Build NYC Resource Corp.–Children’s Aid Society NY	4.00%		7/1/2049	A+	2,775,000	2,281,020

Other Revenue 3.65%
Brooklyn Arena Local Development Corp.–Brooklyn Events Ctr LLC NY	5.00%		7/15/2042	Ba1	3,000,000	2,852,419
Build NYC Resource Corp.–Shefa School NY†	5.00%		6/15/2051	NR	1,315,000	1,040,492
New York State Thruway Authority	5.00%		3/15/2046	AA+	2,500,000	2,552,625
New York State Thruway Authority	5.00%		3/15/2048	AA+	2,070,000	2,103,877
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2032	AA+	1,250,000	1,363,031
Triborough Bridge & Tunnel Authority NY	5.50%		5/15/2052	AA+	5,020,000	5,315,918
Total						15,228,362

Special Tax 2.59%
New York City Industrial Development Agency–Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2040	AA	1,975,000	1,508,102
New York City Industrial Development Agency–Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2046	AA	3,100,000	2,138,616
New York City Industrial Development Agency–Yankee Stadium LLC NY	4.00%		3/1/2045	Baa1	1,950,000	1,650,396
New York City Industrial Development Agency–Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2043	AA	425,000	154,245
New York City Industrial Development Agency–Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2044	AA	640,000	218,995
New York City Industrial Development Agency–Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2047	AA	385,000	110,295
New York City Industrial Development Agency–Yankee Stadium LLC NY (FGIC)	4.058% (CPI YoY * 1 + .88%	)	3/1/2026	Baa1	3,590,000	3,579,517
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%		11/1/2037	AAA	1,370,000	1,478,355
Total						10,838,521

See Notes to Financial Statements.	209

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Tax Revenue 8.69%
Metropolitan Transportation Authority NY	5.00%	11/15/2034	AA	$1,085,000	$1,135,043
Metropolitan Transportation Authority NY	5.00%	11/15/2047	AA	2,060,000	2,116,069
Metropolitan Transportation Authority NY	5.25%	11/15/2032	AA	670,000	696,085
Metropolitan Transportation Authority NY	5.25%	11/15/2034	AA	455,000	471,784
New York City Transitional Finance Authority	5.50%	5/1/2047	Aa1	5,000,000	5,342,140
New York City Transitional Finance Authority Future Tax Secured Revenue	4.00%	5/1/2053	Aa1	1,000,000	853,972
New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%	5/1/2053	Aa1	2,500,000	2,532,855
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2032	AAA	1,555,000	1,590,640
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2035	AAA	1,290,000	1,317,449
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2047	AAA	2,180,000	2,216,740
New York State Dormitory Authority	4.00%	3/15/2043	AA+	2,000,000	1,818,981
New York State Urban Development Corp.	5.00%	3/15/2033	AA+	2,010,000	2,014,399
New York State Urban Development Corp.	5.00%	3/15/2036	AA+	1,500,000	1,505,082
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	163,000	126,943
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	708,000	502,452
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	710,000	455,820
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	7,476,000	1,394,350
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	489,000	439,202
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	858,000	770,624
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	64,000	54,754
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	153,000	141,155
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	350,580
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	1,199,000	1,062,987

210	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	$180,000	$157,562
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	1,922,000	1,743,414
Territory of Guam	4.00%	1/1/2042	Ba1	750,000	609,176
Triborough Bridge & Tunnel Authority NY	4.00%	5/15/2046	AA+	2,015,000	1,782,064
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.00%	5/15/2047	AA+	3,000,000	3,083,521
Total					36,285,843

Tobacco 3.27%
Erie Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2055	NR	8,000,000	501,765
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	20,000,000	1,036,064
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	10,000,000	409,082
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	15,000,000	738,071
Nassau County Tobacco Settlement Corp. NY	5.125%	6/1/2046	CCC+	2,085,000	1,818,500
New York Counties Tobacco Trust IV	Zero Coupon	6/1/2060	NR	20,000,000	1,107,782
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	10,575,000	646,037
Suffolk Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2066	NR	7,700,000	717,799
TSASC, Inc. NY	5.00%	6/1/2034	A-	1,000,000	1,023,752
TSASC, Inc. NY	5.00%	6/1/2035	A-	300,000	306,040
TSASC, Inc. NY	5.00%	6/1/2036	A-	100,000	101,587
TSASC, Inc. NY	5.00%	6/1/2041	A-	545,000	545,685
TSASC, Inc. NY	5.00%	6/1/2048	NR	3,300,000	2,864,773
Westchester Tobacco Asset Securitization Corp. NY	5.125%	6/1/2051	BB-	1,845,000	1,822,023
Total					13,638,960

Transportation 25.67%
Buffalo & Fort Erie Public Bridge Authority NY	5.00%	1/1/2034	A+	600,000	617,467
Metropolitan Transportation Authority NY	4.00%	11/15/2051	A3	3,190,000	2,611,742
Metropolitan Transportation Authority NY	4.75%	11/15/2045	A3	3,255,000	3,035,293

See Notes to Financial Statements.	211

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value

Transportation (continued)
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A3		$2,450,000	$2,537,609
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A3		1,730,000	1,744,395
Metropolitan Transportation Authority NY	5.00%		11/15/2030	A3		1,885,000	1,917,050
Metropolitan Transportation Authority NY	5.00%		11/15/2030	A3		700,000	724,091
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A3		1,900,000	1,957,783
Metropolitan Transportation Authority NY	5.00%	#(c)	11/15/2045	A3		2,995,000	3,083,796
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A3		2,115,000	2,062,758
Metropolitan Transportation Authority NY	5.25%		11/15/2028	A3		3,740,000	3,793,537
Metropolitan Transportation Authority NY	5.25%		11/15/2035	A3		1,170,000	1,166,816
Metropolitan Transportation Authority NY	5.25%		11/15/2038	A3		1,640,000	1,640,073
New York State Thruway Authority	4.00%		1/1/2050	A2		1,920,000	1,630,564
New York State Thruway Authority	5.00%		1/1/2036	A1		1,760,000	1,762,093
New York Transportation Development Corp.–Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa3		3,625,000	3,345,191
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa3		2,295,000	2,284,955
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa3		2,645,000	2,542,498
New York Transportation Development Corp.–Empire St Thruway Partnrs AMT	4.00%		10/31/2041	BBB-	(d)	860,000	737,929
New York Transportation Development Corp.–Empire St Thruway Partnrs AMT	4.00%		4/30/2053	BBB-	(d)	4,910,000	3,841,927
New York Transportation Development Corp.–JFK Intl Air Terminal LLC	4.00%		12/1/2041	Baa1		1,180,000	1,037,291
New York Transportation Development Corp.–JFK Intl Air Terminal LLC	4.00%		12/1/2042	Baa1		1,800,000	1,562,866
New York Transportation Development Corp.–JFK Intl Air Terminal LLC AMT	4.00%		12/1/2039	Baa1		345,000	305,668
New York Transportation Development Corp.–JFK Intl Air Terminal LLC AMT	4.00%		12/1/2040	Baa1		1,380,000	1,208,792
New York Transportation Development Corp.–JFK Intl Air Terminal LLC AMT	4.00%		12/1/2041	Baa1		2,875,000	2,490,111
New York Transportation Development Corp.–JFK Intl Air Terminal LLC AMT	5.00%		12/1/2034	Baa1		565,000	578,582
New York Transportation Development Corp.–JFK Intl Air Terminal LLC AMT	5.00%		12/1/2039	Baa1		1,190,000	1,184,812
New York Transportation Development Corp.–JFK Intl Air Terminal LLC AMT	5.00%		12/1/2042	Baa1		930,000	907,153

212	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2	$2,840,000	$2,636,785
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2	2,210,000	1,768,222
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	13,805,000	13,549,679
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2027	A3	1,000,000	999,936
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2036	A3	850,000	861,003
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2038	A3	725,000	724,076
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2039	A3	350,000	347,423
Port Authority of New York & New Jersey	5.00%	7/15/2053	Aa3	1,000,000	1,014,109
Port Authority of New York & New Jersey	5.00%	7/15/2053	Aa3	2,000,000	2,028,219
Port Authority of New York & New Jersey AMT	4.00%	9/1/2043	AA-	3,000,000	2,599,101
Port Authority of New York & New Jersey AMT	5.00%	9/15/2029	AA-	600,000	615,769
Port Authority of New York & New Jersey AMT	5.00%	11/15/2031	AA-	3,430,000	3,507,931
Port Authority of New York & New Jersey AMT	5.00%	9/1/2032	AA-	805,000	834,935
Port Authority of New York & New Jersey AMT	5.00%	9/15/2033	AA-	5,335,000	5,464,341
Port Authority of New York & New Jersey AMT	5.00%	10/15/2033	AA-	1,000,000	1,017,289
Port Authority of New York & New Jersey AMT	5.00%	10/15/2033	AA-	1,595,000	1,699,679
Port Authority of New York & New Jersey AMT	5.00%	9/15/2034	AA-	1,030,000	1,053,702
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	Aa3	2,500,000	2,636,300
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	2,000,000	2,004,837
Port Authority of New York & New Jersey AMT	5.00%	9/15/2048	AA-	365,000	352,240
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	4,225,000	4,399,405

See Notes to Financial Statements.	213

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

Transportation (continued)
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2053	Aa3	$2,600,000	$2,697,718
Triborough Bridge & Tunnel Authority NY	5.50%		11/15/2057	AA-	2,000,000	2,102,806
Total						107,228,347

Utilities 7.06%
Chautauqua County Capital Resource
Corp.–NRG Energy Inc NY	4.25%	#(c)	4/1/2042	BBB-	1,000,000	965,357
Guam Government Waterworks Authority	5.00%		7/1/2036	A-	400,000	400,328
Long Island Power Authority NY	5.00%		9/1/2034	A	2,000,000	2,014,293
Long Island Power Authority NY	5.00%		9/1/2039	A	2,265,000	2,275,347
Long Island Power Authority NY	5.00%		9/1/2053	A2	2,000,000	2,046,104
New York City Municipal Water Finance Authority(b)	5.25%		6/15/2048	AA+	1,750,000	1,839,755
New York City Municipal Water Finance Authority(b)	5.25%		6/15/2053	AA+	3,000,000	3,138,035
New York City Municipal Water Finance Authority NY	5.00%		6/15/2035	AA+	1,700,000	1,706,562
New York City Municipal Water Finance Authority NY	5.00%		6/15/2036	AA+	2,775,000	2,783,429
New York City Municipal Water Finance Authority NY	5.00%		6/15/2036	AA+	2,250,000	2,256,834
New York City Municipal Water Finance Authority NY	5.25%		6/15/2052	AA+	5,220,000	5,449,161
New York State Environmental Facilities Corp.	5.25%		9/15/2052	AAA	3,335,000	3,518,302
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	700,000	583,862
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	500,000	499,395
Total						29,476,764
Total Municipal Bonds (cost $456,381,100)						411,738,755

214	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2023

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS 1.55%

VARIABLE RATE DEMAND NOTES 1.55%

General Obligation
City of New York NY GO	4.750%	10/2/2023	3/1/2040	AA	$6,500,000	$6,500,000
Total Short-Term Investments (cost $6,500,000)						6,500,000
Total Investments in Securities 100.13% (cost $462,881,100)						418,238,755
Other Assets and Liabilities – Net(g) (0.13)%						(559,622)
Net Assets 100.00%						$417,679,133

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $21,897,839, which represents 5.24% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
(a)	Unaudited.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	This investment has been rated by Fitch IBCA.
(e)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Financial Statements.	215

Schedule of Investments (concluded)

NEW YORK TAX FREE FUND September 30, 2023

Futures Contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2023	67	Short	$(7,966,786)	$(7,623,344)	$343,442

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Health Care	$–	$50,759,409	$3,761,789	$54,521,198
Remaining Industries	–	357,217,557	–	357,217,557
Short-Term Investments
Variable Rate Demand Notes	–	6,500,000	–	6,500,000
Total	$–	$414,476,966	$3,761,789	$418,238,755

Other Financial Instruments
Futures Contracts
Assets	$343,442	$–	$–	$343,442
Liabilities	–	–	–	–
Total	$343,442	$–	$–	$343,442

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

216	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities

September 30, 2023

	Short Duration	Intermediate	National
ASSETS:
Investments in securities, at cost	$1,633,528,499	$5,090,187,479	$3,966,213,629
Investments in securities, at fair value	$1,591,839,340	$4,816,660,445	$3,724,422,949
Cash	1,089,400	1,069,688	1,128,665
Deposits with brokers for futures collateral	741,400	–	1,567,800
Receivables:
Interest	15,105,827	60,185,342	51,697,496
Capital shares sold	7,795,275	18,564,337	18,711,728
Investment securities sold	6,400,343	905,745	5,304,627
Variation margin for futures contracts	93,519	–	–
From advisor (See Note 3)	5,131	–	–
Prepaid expenses and other assets	37,506	131,937	113,027
Total assets	1,623,107,741	4,897,517,494	3,802,946,292
LIABILITIES:
Payables:
Investment securities purchased	22,925,000	23,362,853	15,628,715
Capital shares reacquired	3,028,345	13,407,297	12,915,043
Management fee	449,731	1,562,811	1,198,863
Directors’ fees	264,486	618,250	476,923
12b-1 distribution plan	174,401	684,275	600,553
Fund administration	52,910	162,316	122,923
Trust certificates (See Note 2(h))	–	–	86,140,000
Interest expense and fees	–	–	1,017,584
Variation margin for futures contracts	–	–	112,423
Distributions payable	3,779,835	12,446,713	11,188,850
Accrued expenses	221,396	728,478	487,246
Total liabilities	30,896,104	52,972,993	129,889,123
NET ASSETS	$1,592,211,637	$4,844,544,501	$3,673,057,169
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,724,551,892	$5,460,570,532	$4,253,228,782
Total distributable earnings (loss)	(132,340,255)	(616,026,031)	(580,171,613)
Net Assets	$1,592,211,637	$4,844,544,501	$3,673,057,169

218	See Notes to Financial Statements.

High Income	Short Duration High Income	Sustainable	California	New Jersey	New York

$3,668,480,858	$931,930,387	$5,233,555	$548,847,043	$109,678,487	$462,881,100
$3,307,735,813	$898,016,979	$5,084,174	$517,235,203	$99,060,995	$418,238,755
1,108,065	1,118,328	17,633	1,029,575	2,546,337	687,863
1,536,600	–	–	292,500	35,100	261,300

49,594,583	12,111,361	61,652	6,654,576	1,248,254	5,306,283
14,714,213	9,256,906	1,942	2,749,896	286,731	1,325,545
4,781,845	7,441,593	–	2,526,274	–	–
–	–	–	–	–	–
–	29,221	13,997	–	2,676	–
81,040	53,720	28,240	29,968	22,490	29,260
3,379,552,159	928,028,108	5,207,638	530,517,992	103,202,583	425,849,006

11,489,618	21,225,757	–	11,705,415	1,409,140	6,031,810
15,866,997	2,935,350	937	1,014,663	113,082	553,212
1,234,795	257,726	1,378	193,852	37,955	158,482
381,723	43,872	355	81,209	23,950	81,678
384,006	72,659	969	84,537	20,509	89,901
111,151	29,454	172	17,231	3,374	14,087
51,465,000	–	–	–	–	–
531,240	–	–	–	–	–
110,137	–	–	20,905	2,467	18,643
12,152,403	2,956,793	14,130	1,454,228	264,189	1,133,174
685,282	227,225	38,121	75,460	44,444	88,886
94,412,352	27,748,836	56,062	14,647,500	1,919,110	8,169,873
$3,285,139,807	$900,279,272	$5,151,576	$515,870,492	$101,283,473	$417,679,133

$4,146,884,506	$1,043,295,957	$5,742,816	$584,940,181	$114,762,554	$480,190,376
(861,744,699)	(143,016,685)	(591,240)	(69,069,689)	(13,479,081)	(62,511,243)
$3,285,139,807	$900,279,272	$5,151,576	$515,870,492	$101,283,473	$417,679,133

See Notes to Financial Statements.	219

Statements of Assets and Liabilities (concluded)

September 30, 2023

	Short Duration	Intermediate	National

Net Assets by class:
Class A Shares	$758,930,814	$1,935,887,234	$2,257,591,450
Class C Shares	$17,796,310	$86,956,042	$70,892,057
Class F Shares	$33,366,569	$113,056,456	$79,394,239
Class F3 Shares	$264,658,455	$274,934,426	$346,878,853
Class I Shares	$517,459,489	$2,433,710,343	$918,300,570
Outstanding shares by class*:
Class A Shares	51,251,329	198,311,212	229,301,396
Class C Shares	1,201,823	8,918,672	7,193,177
Class F Shares	2,253,065	11,586,568	8,072,607
Class F3 Shares	17,866,258	28,152,136	35,251,264
Class I Shares	34,934,085	249,330,624	93,323,645
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.81	$9.76	$ 9.85
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.15	$9.98	$10.08
Class C Shares-Net asset value	$14.81	$9.75	$ 9.86
Class F Shares-Net asset value	$14.81	$9.76	$ 9.84
Class F3 Shares-Net asset value	$14.81	$9.77	$ 9.84
Class I Shares-Net asset value	$14.81	$9.76	$ 9.84

*	Lord Abbett Municipal Income Fund, Inc. has 11,757,501,500 authorized shares of capital stock (par value $.001), which are designated as follows: 1,950,001,500 to Short Duration, 2,445,000,000 to Intermediate, 1,250,000,000 to National, 1,987,500,000 to High Income, 1,950,000,000 to Short Duration High Income, 750,000,000 to Sustainable, 450,000,000 to California, 525,000,000 to New Jersey and 450,000,000 to New York (as of September 30, 2023).

220	See Notes to Financial Statements.

High Income	Short Duration High Income	Sustainable	California	New Jersey	New York

$1,680,507,492	$261,115,317	$2,910,121	$341,314,157	$77,949,644	$303,557,041
$141,950,130	$19,626,306	$169,428	$18,912,350	$–	$17,453,358
$112,452,031	$17,572,813	$66,441	$7,929,080	$3,693,175	$6,898,315
$122,429,230	$35,447,051	$88,587	$45,076,723	$1,697,485	$2,290,176
$1,227,800,924	$566,517,785	$1,916,999	$102,638,182	$17,943,169	$87,480,243

166,076,107	18,937,031	328,509	35,735,385	17,438,453	30,392,901
14,023,633	1,423,140	19,124	1,979,250	–	1,749,726
11,104,516	1,274,484	7,500	830,099	825,768	689,999
12,122,928	2,570,671	10,000	4,721,289	379,285	229,183
121,562,795	41,081,218	216,397	10,753,557	4,010,435	8,754,441

$10.12	$13.79	$8.86	$9.55	$4.47	$ 9.99

$10.35	$14.11	$9.06	$9.77	$4.57	$10.22
$10.12	$13.79	$8.86	$9.56	$ –	$ 9.97
$10.13	$13.79	$8.86	$9.55	$4.47	$10.00
$10.10	$13.79	$8.86	$9.55	$4.48	$ 9.99
$10.10	$13.79	$8.86	$9.54	$4.47	$ 9.99

See Notes to Financial Statements.	221

Statements of Operations

For the Year Ended September 30, 2023

	Short Duration	Intermediate	National
Investment income:
Interest and other	$49,824,795	$172,006,641	$150,372,904
Interest earned from Interfund Lending (See Note 11)	–	–	–
Total investment income	49,824,795	172,006,641	150,372,904
Expenses:
Management fee	6,135,521	19,216,181	14,079,047
12b-1 distribution plan–Class A	1,662,614	4,090,095	4,620,563
12b-1 distribution plan–Class C	175,572	878,552	666,484
12b-1 distribution plan–Class F	104,557	278,564	143,466
Shareholder servicing	763,223	3,053,632	1,569,768
Fund administration	721,895	1,996,970	1,437,605
Registration	221,318	323,930	341,583
Reports to shareholders	75,796	223,552	140,740
Professional	51,550	79,948	82,513
Directors’ fees	47,171	127,902	90,810
Custody	25,183	59,261	37,659
Interest expense and fees (See Note 2(h))	–	–	2,458,636
Other	125,810	179,812	149,502
Gross expenses	10,110,210	30,508,399	25,818,376
Expense reductions (See Note 9)	(29,190)	(88,331)	(59,112)
Fees waived and expenses reimbursed (See Note 3)	(139,804)	(59,261)	(37,659)
Net expenses	9,941,216	30,360,807	25,721,605
Net investment income	39,883,579	141,645,834	124,651,299
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(39,903,246)	(138,140,578)	(141,447,091)
Net realized gain (loss) on futures contracts	348	5,016,849	6,858,094
Net change in unrealized appreciation/depreciation on investments	47,692,605	157,004,027	118,518,205
Net change in unrealized appreciation/depreciation on futures contracts	(487,900)	(5,391,392)	(2,395,380)
Net realized and unrealized gain (loss)	7,301,807	18,488,906	(18,466,172)
Net Increase in Net Assets Resulting From Operations	$47,185,386	$160,134,740	$106,185,127

222	See Notes to Financial Statements.

High Income	Short Duration High Income	Sustainable	California	New Jersey	New York

$171,173,907	$39,205,898	$171,645	$19,089,010	$3,846,912	$16,216,304
–	1,650	–	–	–	–
171,173,907	39,207,548	171,645	19,089,010	3,846,912	16,216,304

15,021,497	3,197,302	16,260	2,231,684	464,704	1,942,518
3,505,351	591,273	5,877	664,985	162,904	630,766
1,336,331	179,547	1,425	172,258	–	165,449
226,010	72,173	69	13,516	4,583	11,479
1,768,580	550,557	2,114	150,256	44,751	191,423
1,352,150	356,218	2,033	198,372	41,307	172,668
287,819	151,861	62,332	77,972	61,995	77,684
149,198	30,128	3,720	14,706	5,561	13,937
62,096	63,928	40,416	47,787	39,902	48,446
86,437	22,839	469	12,446	2,638	11,004
38,526	19,371	577	9,086	3,906	12,594
1,462,318	–	–	–	–	–
435,926	88,566	10,728	66,026	21,128	64,089
25,732,239	5,323,763	146,020	3,659,094	853,379	3,342,057
(59,539)	(15,830)	(91)	(8,262)	(1,872)	(7,885)
(38,526)	(401,542)	(116,745)	(9,086)	(44,404)	(12,595)
25,634,174	4,906,391	29,184	3,641,746	807,103	3,321,577
145,539,733	34,301,157	142,461	15,447,264	3,039,809	12,894,727

(212,889,647)	(37,319,525)	(155,523)	(19,241,902)	(1,835,430)	(7,262,572)
8,220,733	3,580,393	–	1,010,750	192,614	869,162

164,701,549	30,181,217	169,162	17,206,484	2,973,152	9,778,893

(4,053,996)	(2,720,831)	–	(229,470)	(64,642)	(106,665)
(44,021,361)	(6,278,746)	13,639	(1,254,138)	1,265,694	3,278,818

$101,518,372	$28,022,411	$156,100	$14,193,126	$4,305,503	$16,173,545

See Notes to Financial Statements.	223

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022
Operations:
Net investment income	$39,883,579	$24,201,636
Net realized gain (loss) on investments and futures contracts	(39,902,898)	(22,970,656)
Net change in unrealized appreciation/depreciation on investments and futures contracts	47,204,705	(129,113,613)
Net increase (decrease) in net assets resulting from operations	47,185,386	(127,882,633)
Distributions to shareholders:(1)
Class A	(17,584,763)	(9,685,207)
Class C	(324,642)	(94,961)
Class F	(2,101,757)	(4,881,413)
Class F3	(7,188,716)	(4,336,314)
Class I	(12,588,098)	(5,165,908)
Total distributions to shareholders	(39,787,976)	(24,163,803)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	783,794,119	1,763,864,555
Reinvestment of distributions	29,953,750	16,863,725
Cost of shares reacquired	(1,300,105,517)	(1,931,244,877)
Net increase (decrease) in net assets resulting from capital share transactions	(486,357,648)	(150,516,597)
Net increase (decrease) in net assets	(478,960,238)	(302,563,033)
NET ASSETS:
Beginning of year	$2,071,171,875	$2,373,734,908
End of year	$1,592,211,637	$2,071,171,875

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

224	See Notes to Financial Statements.

Intermediate		National
For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022

$141,645,834	$131,446,925	$124,651,299	$110,639,910
(133,123,729)	(152,425,906)	(134,588,997)	(164,615,349)

151,612,635	(771,236,486)	116,122,825	(657,682,785)
160,134,740	(792,215,467)	106,185,127	(711,658,224)

(55,377,086)	(51,244,377)	(77,238,597)	(70,690,253)
(2,236,636)	(2,324,854)	(2,184,343)	(2,256,462)
(7,640,736)	(38,501,878)	(4,878,775)	(17,459,525)
(7,471,644)	(4,596,185)	(11,071,073)	(8,742,056)
(67,416,716)	(34,327,561)	(26,764,425)	(10,879,330)
(140,142,818)	(130,994,855)	(122,137,213)	(110,027,626)

2,440,944,276	3,855,743,096	1,660,801,824	1,818,078,604
104,469,308	99,272,234	110,830,832	99,822,938
(2,768,876,136)	(4,596,451,995)	(1,461,281,131)	(2,261,223,177)

(223,462,552)	(641,436,665)	310,351,525	(343,321,635)
(203,470,630)	(1,564,646,987)	294,399,439	(1,165,007,485)

$5,048,015,131	$6,612,662,118	$3,378,657,730	$4,543,665,215
$4,844,544,501	$5,048,015,131	$3,673,057,169	$3,378,657,730

See Notes to Financial Statements.	225

Statements of Changes in Net Assets (continued)

	High Income
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022
Operations:
Net investment income	$145,539,733	$140,772,751
Net realized gain (loss) on investments and futures contracts	(204,668,914)	(168,245,743)
Net change in unrealized appreciation/depreciation on investments and futures contracts	160,647,553	(803,283,390)
Net increase (decrease) in net assets resulting from operations	101,518,372	(830,756,382)
Distributions to shareholders:(1)
Class A	(72,790,503)	(71,083,164)
Class C	(5,689,822)	(5,926,875)
Class F	(9,499,288)	(32,027,041)
Class F3	(5,375,725)	(4,432,261)
Class I	(48,818,252)	(25,551,036)
Total distributions to shareholders	(142,173,590)	(139,020,377)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	1,594,496,427	2,559,922,817
Reinvestment of distributions	128,033,512	121,604,651
Cost of shares reacquired	(1,803,019,789)	(3,018,619,337)
Net increase (decrease) in net assets resulting from capital share transactions	(80,489,850)	(337,091,869)
Net increase (decrease) in net assets	(121,145,068)	(1,306,868,628)
NET ASSETS:
Beginning of year	$3,406,284,875	$4,713,153,503
End of year	$3,285,139,807	$3,406,284,875

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.
(2)	For the period January 5, 2022, commencement of operations, to September 30, 2022.

226	See Notes to Financial Statements.

Short Duration High Income		Sustainable
For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022(2)

$34,301,157	$26,141,378	$142,461	$53,715
(33,739,132)	(57,214,461)	(155,523)	(289,439)

27,460,386	(98,425,537)	169,162	(318,543)
28,022,411	(129,498,620)	156,100	(554,267)

(10,532,484)	(8,688,573)	(79,924)	(30,845)
(607,265)	(392,609)	(2,896)	(348)
(2,560,295)	(7,267,298)	(1,919)	(814)
(1,231,546)	(799,544)	(2,685)	(1,181)
(17,898,923)	(8,379,287)	(53,809)	(20,220)
(32,830,513)	(25,527,311)	(141,233)	(53,408)

685,583,676	960,334,431	588,055	5,147,500
31,503,674	24,955,977	14,916	399
(689,567,706)	(1,159,684,331)	(6,445)	(41)

27,519,644	(174,393,923)	596,526	5,147,858
22,711,542	(329,419,854)	611,393	4,540,183

$877,567,730	$1,206,987,584	$4,540,183	$–
$900,279,272	$877,567,730	$5,151,576	$4,540,183

.	See Notes to Financial Statements.	227

Statements of Changes in Net Assets (concluded)

	California
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022
Operations:
Net investment income	$15,447,264	$12,740,026
Net realized gain (loss) on investments and futures contracts	(18,231,152)	(18,545,763)
Net change in unrealized appreciation/depreciation on investments and futures contracts	16,977,014	(85,281,685)
Net increase (decrease) in net assets resulting from operations	14,193,126	(91,087,422)
Distributions to shareholders:(1)
Class A	(10,048,395)	(8,047,205)
Class C	(498,898)	(479,633)
Class F	(413,866)	(1,872,942)
Class F3	(1,268,786)	(635,428)
Class I	(2,913,247)	(1,550,729)
Total distributions to shareholders	(15,143,192)	(12,585,937)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	220,080,799	276,101,921
Reinvestment of distributions	13,735,450	10,926,214
Cost of shares reacquired	(171,125,316)	(333,545,364)
Net increase (decrease) in net assets resulting from capital share transactions	62,690,933	(46,517,229)
Net increase (decrease) in net assets	61,740,867	(150,190,588)
NET ASSETS:
Beginning of year	$454,129,625	$604,320,213
End of year	$515,870,492	$454,129,625

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

228	See Notes to Financial Statements.

New Jersey		New York
For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022

$3,039,809	$2,987,944	$12,894,727	$11,831,388
(1,642,816)	(1,232,431)	(6,393,410)	(7,372,893)

2,908,510	(21,488,579)	9,672,228	(87,732,773)
4,305,503	(19,733,066)	16,173,545	(83,274,278)

(2,358,640)	(2,225,957)	(9,296,202)	(8,459,566)
–	–	(471,328)	(479,877)
(136,716)	(425,020)	(347,324)	(1,152,222)
(50,515)	(37,239)	(78,854)	(61,174)
(484,548)	(291,769)	(2,587,779)	(1,587,444)
(3,030,419)	(2,979,985)	(12,781,487)	(11,740,283)

28,363,257	36,024,111	124,898,947	169,981,763
2,409,229	2,450,485	10,761,359	9,730,316
(32,259,812)	(49,773,261)	(156,382,096)	(189,584,632)

(1,487,326)	(11,298,665)	(20,721,790)	(9,872,553)
(212,242)	(34,011,716)	(17,329,732)	(104,887,114)

$101,495,715	$135,507,431	$435,008,865	$539,895,979
$101,283,473	$101,495,715	$417,679,133	$435,008,865

See Notes to Financial Statements.	229

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2023	$14.78	$0.32	$ 0.03	$ 0.35	$(0.32)	$14.81
9/30/2022	15.84	0.15	(1.06)	(0.91)	(0.15)	14.78
9/30/2021	15.80	0.15	0.04	0.19	(0.15)	15.84
9/30/2020	15.78	0.24	0.02	0.26	(0.24)	15.80
9/30/2019	15.43	0.29	0.34	0.63	(0.28)	15.78
Class C
9/30/2023	14.78	0.23	0.03	0.26	(0.23)	14.81
9/30/2022	15.84	0.05	(1.05)	(1.00)	(0.06)	14.78
9/30/2021	15.80	0.05	0.04	0.09	(0.05)	15.84
9/30/2020	15.78	0.15	0.01	0.16	(0.14)	15.80
9/30/2019	15.43	0.19	0.35	0.54	(0.19)	15.78
Class F
9/30/2023	14.79	0.30	0.05	0.35	(0.33)	14.81
9/30/2022	15.85	0.16	(1.05)	(0.89)	(0.17)	14.79
9/30/2021	15.80	0.16	0.05	0.21	(0.16)	15.85
9/30/2020	15.78	0.26	0.02	0.28	(0.26)	15.80
9/30/2019	15.43	0.30	0.35	0.65	(0.30)	15.78
Class F3
9/30/2023	14.79	0.35	0.02	0.37	(0.35)	14.81
9/30/2022	15.85	0.19	(1.06)	(0.87)	(0.19)	14.79
9/30/2021	15.80	0.18	0.06	0.24	(0.19)	15.85
9/30/2020	15.79	0.27	0.02	0.29	(0.28)	15.80
9/30/2019	15.43	0.32	0.36	0.68	(0.32)	15.79
Class I
9/30/2023	14.79	0.35	0.02	0.37	(0.35)	14.81
9/30/2022	15.85	0.20	(1.08)	(0.88)	(0.18)	14.79
9/30/2021	15.80	0.18	0.05	0.23	(0.18)	15.85
9/30/2020	15.78	0.27	0.02	0.29	(0.27)	15.80
9/30/2019	15.43	0.32	0.35	0.67	(0.32)	15.78

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

230	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

2.29	0.65	0.66	2.12	$758,931	59
(5.68)	0.65	0.65	0.99	875,792	43
1.20	0.65	0.65	0.93	1,067,651	26
1.68	0.65	0.66	1.52	895,461	28
4.15	0.65	0.66	1.83	632,983	33

1.74	1.26	1.27	1.51	17,796	59
(6.34)	1.29	1.29	0.35	23,284	43
0.54	1.30	1.31	0.30	31,450	26
1.05	1.27	1.28	0.96	39,779	28
3.52	1.26	1.28	1.22	86,435	33

2.39	0.55	0.56	2.03	33,367	59
(5.65)	0.55	0.55	1.01	246,974	43
1.36	0.55	0.55	1.03	736,826	26
1.77	0.55	0.56	1.62	587,635	28
4.25	0.55	0.56	1.92	577,258	33

2.54	0.41	0.42	2.35	264,658	59
(5.52)	0.41	0.41	1.25	361,359	43
1.50	0.42	0.42	1.16	331,257	26
1.84	0.42	0.43	1.74	246,193	28
4.44	0.42	0.43	2.04	46,899	33

2.50	0.45	0.46	2.34	517,459	59
(5.55)	0.45	0.46	1.30	563,762	43
1.46	0.45	0.45	1.13	206,551	26
1.87	0.45	0.46	1.70	177,634	28
4.35	0.45	0.46	2.02	108,949	33

See Notes to Financial Statements.	231

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2023	$9.71	$0.27	$ 0.05	$ 0.32	$(0.27)	$9.76
9/30/2022	11.33	0.23	(1.63)	(1.40)	(0.22)	9.71
9/30/2021	11.11	0.24	0.22	0.46	(0.24)	11.33
9/30/2020	11.17	0.27	(0.06)	0.21	(0.27)	11.11
9/30/2019	10.60	0.30	0.57	0.87	(0.30)	11.17
Class C
9/30/2023	9.70	0.21	0.05	0.26	(0.21)	9.75
9/30/2022	11.32	0.16	(1.62)	(1.46)	(0.16)	9.70
9/30/2021	11.10	0.17	0.22	0.39	(0.17)	11.32
9/30/2020	11.16	0.21	(0.07)	0.14	(0.20)	11.10
9/30/2019	10.59	0.23	0.57	0.80	(0.23)	11.16
Class F
9/30/2023	9.71	0.28	0.05	0.33	(0.28)	9.76
9/30/2022	11.33	0.23	(1.61)	(1.38)	(0.24)	9.71
9/30/2021	11.11	0.25	0.22	0.47	(0.25)	11.33
9/30/2020	11.17	0.28	(0.06)	0.22	(0.28)	11.11
9/30/2019	10.60	0.31	0.57	0.88	(0.31)	11.17
Class F3
9/30/2023	9.72	0.30	0.05	0.35	(0.30)	9.77
9/30/2022	11.34	0.25	(1.62)	(1.37)	(0.25)	9.72
9/30/2021	11.12	0.27	0.22	0.49	(0.27)	11.34
9/30/2020	11.18	0.30	(0.06)	0.24	(0.30)	11.12
9/30/2019	10.60	0.32	0.58	0.90	(0.32)	11.18
Class I
9/30/2023	9.71	0.30	0.04	0.34	(0.29)	9.76
9/30/2022	11.33	0.25	(1.62)	(1.37)	(0.25)	9.71
9/30/2021	11.12	0.27	0.21	0.48	(0.27)	11.33
9/30/2020	11.17	0.29	(0.05)	0.24	(0.29)	11.12
9/30/2019	10.60	0.32	0.57	0.89	(0.32)	11.17

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

232	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (includes interest expense) (%)(c)	Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)(c)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

3.17	0.71	0.71	0.71	2.74	$1,935,887	44
(12.36)	0.71	0.71	0.71	2.11	2,075,394	33
4.19	0.70	0.70	0.70	2.15	2,656,030	13
1.93	0.70	0.70	0.70	2.45	2,239,629	14
8.27	0.70	0.70	0.71	2.73	1,704,883	19

2.64	1.32	1.32	1.32	2.12	86,956	44
(13.02)	1.35	1.35	1.35	1.47	123,238	33
3.53	1.33	1.33	1.33	1.52	190,855	13
1.30	1.32	1.32	1.32	1.86	215,475	14
7.62	1.31	1.31	1.32	2.13	390,735	19

3.38	0.60	0.60	0.60	2.78	113,056	44
(12.37)	0.60	0.60	0.60	2.13	522,922	33
4.30	0.60	0.60	0.60	2.24	2,697,578	13
2.03	0.60	0.60	0.60	2.56	2,140,068	14
8.38	0.60	0.60	0.61	2.83	1,871,641	19

3.54	0.45	0.45	0.45	3.00	274,934	44
(12.21)	0.45	0.45	0.45	2.39	194,787	33
4.45	0.45	0.45	0.45	2.36	171,655	13
2.17	0.46	0.46	0.46	2.68	85,559	14
8.62	0.46	0.46	0.47	2.94	43,659	19

3.48	0.51	0.51	0.51	2.95	2,433,710	44
(12.28)	0.52	0.52	0.52	2.39	2,131,673	33
4.31	0.50	0.50	0.50	2.35	896,545	13
2.22	0.50	0.50	0.50	2.65	870,771	14
8.48	0.50	0.50	0.51	2.92	652,729	19

See Notes to Financial Statements.	233

Financial Highlights (continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)		Total from investment operations	Net investment income	Net asset value, end of period

Class A
9/30/2023	$9.83	$0.35	$ 0.01	(d)	$ 0.36	$(0.34)	$9.85
9/30/2022	12.06	0.30	(2.23)		(1.93)	(0.30)	9.83
9/30/2021	11.70	0.31	0.36		0.67	(0.31)	12.06
9/30/2020	11.80	0.34	(0.10)		0.24	(0.34)	11.70
9/30/2019	11.11	0.37	0.69		1.06	(0.37)	11.80
Class C
9/30/2023	9.84	0.29	0.01	(d)	0.30	(0.28)	9.86
9/30/2022	12.08	0.23	(2.24)		(2.01)	(0.23)	9.84
9/30/2021	11.71	0.23	0.37		0.60	(0.23)	12.08
9/30/2020	11.82	0.26	(0.11)		0.15	(0.26)	11.71
9/30/2019	11.13	0.30	0.69		0.99	(0.30)	11.82
Class F
9/30/2023	9.82	0.35	0.02	(d)	0.37	(0.35)	9.84
9/30/2022	12.05	0.31	(2.23)		(1.92)	(0.31)	9.82
9/30/2021	11.69	0.32	0.36		0.68	(0.32)	12.05
9/30/2020	11.79	0.35	(0.10)		0.25	(0.35)	11.69
9/30/2019	11.10	0.38	0.69		1.07	(0.38)	11.79
Class F3
9/30/2023	9.83	0.37	0.01	(d)	0.38	(0.37)	9.84
9/30/2022	12.06	0.32	(2.23)		(1.91)	(0.32)	9.83
9/30/2021	11.69	0.34	0.37		0.71	(0.34)	12.06
9/30/2020	11.80	0.36	(0.11)		0.25	(0.36)	11.69
9/30/2019	11.11	0.39	0.70		1.09	(0.40)	11.80
Class I
9/30/2023	9.83	0.37	–	(d)(e)	0.37	(0.36)	9.84
9/30/2022	12.06	0.32	(2.23)		(1.91)	(0.32)	9.83
9/30/2021	11.69	0.34	0.36		0.70	(0.33)	12.06
9/30/2020	11.80	0.36	(0.11)		0.25	(0.36)	11.69
9/30/2019	11.11	0.39	0.69		1.08	(0.39)	11.80

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the period ended September 30, 2023, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(e)	Amount less than $0.01.

234	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (includes interest expense) (%)(c)	Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)(c)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

3.61	0.77	0.70	0.77	3.41	$2,257,591	41
(16.27)	0.71	0.70	0.71	2.66	2,235,687	40
5.77	0.70	0.70	0.70	2.58	2,925,529	18
2.06	0.71	0.71	0.71	2.90	2,504,023	24
9.70	0.77	0.75	0.77	3.25	2,011,535	11

2.97	1.40	1.33	1.40	2.78	70,892	41
(16.86)	1.35	1.34	1.35	2.01	83,743	40
5.16	1.35	1.35	1.35	1.94	135,544	18
1.32	1.35	1.35	1.35	2.27	138,705	24
9.01	1.39	1.37	1.39	2.63	165,263	11

3.72	0.67	0.60	0.67	3.48	79,394	41
(16.20)	0.61	0.60	0.61	2.66	222,942	40
5.88	0.60	0.60	0.60	2.68	984,235	18
2.15	0.61	0.61	0.61	2.99	871,094	24
9.80	0.67	0.65	0.67	3.32	594,320	11

3.75	0.53	0.46	0.53	3.65	346,879	41
(16.07)	0.47	0.46	0.47	2.91	268,560	40
6.10	0.45	0.45	0.45	2.78	288,718	18
2.19	0.48	0.48	0.48	3.10	140,730	24
9.95	0.53	0.50	0.53	3.42	59,942	11

3.72	0.57	0.50	0.57	3.63	918,301	41
(16.10)	0.52	0.51	0.52	2.99	567,725	40
6.07	0.50	0.50	0.50	2.78	209,640	18
2.17	0.51	0.51	0.51	3.09	155,620	24
9.91	0.57	0.55	0.57	3.40	111,141	11

See Notes to Financial Statements.	235

Financial Highlights (continued)

HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2023	$10.22	$0.45	$(0.11)	$0.34	$(0.44)	$10.12
9/30/2022	12.91	0.39	(2.69)	(2.30)	(0.39)	10.22
9/30/2021	12.14	0.41	0.77	1.18	(0.41)	12.91
9/30/2020	12.60	0.45	(0.47)	(0.02)	(0.44)	12.14
9/30/2019	11.93	0.50	0.66	1.16	(0.49)	12.60
Class C
9/30/2023	10.22	0.38	(0.11)	0.27	(0.37)	10.12
9/30/2022	12.92	0.31	(2.70)	(2.39)	(0.31)	10.22
9/30/2021	12.14	0.33	0.78	1.11	(0.33)	12.92
9/30/2020	12.61	0.37	(0.48)	(0.11)	(0.36)	12.14
9/30/2019	11.93	0.42	0.67	1.09	(0.41)	12.61
Class F
9/30/2023	10.23	0.45	(0.10)	0.35	(0.45)	10.13
9/30/2022	12.92	0.40	(2.69)	(2.29)	(0.40)	10.23
9/30/2021	12.15	0.42	0.77	1.19	(0.42)	12.92
9/30/2020	12.61	0.46	(0.47)	(0.01)	(0.45)	12.15
9/30/2019	11.93	0.51	0.67	1.18	(0.50)	12.61
Class F3
9/30/2023	10.20	0.47	(0.11)	0.36	(0.46)	10.10
9/30/2022	12.89	0.42	(2.70)	(2.28)	(0.41)	10.20
9/30/2021	12.12	0.44	0.77	1.21	(0.44)	12.89
9/30/2020	12.58	0.47	(0.46)	0.01	(0.47)	12.12
9/30/2019	11.90	0.52	0.67	1.19	(0.51)	12.58
Class I
9/30/2023	10.20	0.47	(0.11)	0.36	(0.46)	10.10
9/30/2022	12.89	0.42	(2.70)	(2.28)	(0.41)	10.20
9/30/2021	12.12	0.44	0.76	1.20	(0.43)	12.89
9/30/2020	12.58	0.47	(0.47)	– (d)	(0.46)	12.12
9/30/2019	11.90	0.51	0.68	1.19	(0.51)	12.58

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Amount less than $0.01.

236	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (includes interest expense) (%)(c)	Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)(c)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

3.23	0.81	0.77	0.81	4.26	$1,680,507	42
(18.19)	0.77	0.77	0.77	3.28	1,787,225	40
9.81	0.75	0.75	0.75	3.23	2,388,758	15
(0.09)	0.77	0.77	0.77	3.69	1,822,069	43
9.94	0.79	0.79	0.79	4.09	1,728,665	11

2.58	1.44	1.40	1.44	3.63	141,950	42
(18.78)	1.41	1.41	1.41	2.63	174,127	40
9.19	1.40	1.40	1.40	2.60	267,871	15
(0.81)	1.42	1.42	1.42	3.06	242,392	43
9.34	1.42	1.42	1.42	3.48	346,925	11

3.33	0.71	0.67	0.71	4.31	112,452	42
(18.09)	0.66	0.66	0.66	3.27	369,471	40
9.90	0.65	0.65	0.65	3.30	1,450,736	15
0.00	0.67	0.67	0.67	3.78	861,795	43
10.13	0.69	0.69	0.69	4.16	895,691	11

3.48	0.57	0.53	0.57	4.50	122,429	42
(18.01)	0.51	0.51	0.51	3.55	114,134	40
10.07	0.52	0.51	0.51	3.42	118,100	15
0.14	0.53	0.53	0.53	3.92	55,503	43
10.28	0.55	0.55	0.55	4.24	32,101	11

3.43	0.61	0.57	0.61	4.46	1,227,801	42
(18.06)	0.57	0.57	0.57	3.59	961,328	40
10.03	0.56	0.55	0.55	3.41	487,688	15
0.09	0.57	0.57	0.57	3.88	301,236	43
10.25	0.59	0.59	0.59	4.22	282,296	11

See Notes to Financial Statements.	237

Financial Highlights (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2023	$13.84	$0.53	$(0.08)	$0.45	$(0.50)	$13.79
9/30/2022	15.88	0.34	(2.05)	(1.71)	(0.33)	13.84
9/30/2021	15.20	0.33	0.69	1.02	(0.34)	15.88
9/30/2020	15.64	0.43	(0.45)	(0.02)	(0.42)	15.20
9/30/2019	15.10	0.46	0.52	0.98	(0.44)	15.64
Class C
9/30/2023	13.84	0.43	(0.07)	0.36	(0.41)	13.79
9/30/2022	15.88	0.23	(2.04)	(1.81)	(0.23)	13.84
9/30/2021	15.20	0.23	0.68	0.91	(0.23)	15.88
9/30/2020	15.65	0.33	(0.46)	(0.13)	(0.32)	15.20
9/30/2019	15.11	0.36	0.52	0.88	(0.34)	15.65
Class F
9/30/2023	13.84	0.52	(0.05)	0.47	(0.52)	13.79
9/30/2022	15.88	0.33	(2.02)	(1.69)	(0.35)	13.84
9/30/2021	15.20	0.34	0.69	1.03	(0.35)	15.88
9/30/2020	15.64	0.45	(0.46)	(0.01)	(0.43)	15.20
9/30/2019	15.10	0.47	0.53	1.00	(0.46)	15.64
Class F3
9/30/2023	13.84	0.57	(0.08)	0.49	(0.54)	13.79
9/30/2022	15.88	0.38	(2.05)	(1.67)	(0.37)	13.84
9/30/2021	15.20	0.37	0.69	1.06	(0.38)	15.88
9/30/2020	15.65	0.47	(0.46)	0.01	(0.46)	15.20
9/30/2019	15.11	0.50	0.52	1.02	(0.48)	15.65
Class I
9/30/2023	13.84	0.56	(0.08)	0.48	(0.53)	13.79
9/30/2022	15.88	0.38	(2.06)	(1.68)	(0.36)	13.84
9/30/2021	15.20	0.36	0.69	1.05	(0.37)	15.88
9/30/2020	15.65	0.46	(0.46)	–	(0.45)	15.20
9/30/2019	15.11	0.49	0.52	1.01	(0.47)	15.65

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

238	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

3.27	0.66	0.71	3.73	$261,115	71
(10.85)	0.70	0.77	2.27	325,756	81
6.74	0.69	0.75	2.09	409,286	14
(0.12)	0.62	0.78	2.83	176,351	61
6.59	0.55	0.78	2.99	176,214	29

2.59	1.32	1.37	3.08	19,626	71
(11.48)	1.40	1.47	1.56	21,392	81
6.03	1.36	1.43	1.43	26,412	14
(0.85)	1.28	1.45	2.18	12,758	61
5.90	1.21	1.44	2.34	12,303	29

3.36	0.57	0.62	3.72	17,573	71
(10.77)	0.60	0.66	2.18	139,299	81
6.84	0.59	0.65	2.17	495,439	14
(0.03)	0.52	0.68	2.92	171,092	61
6.70	0.45	0.68	3.08	156,308	29

3.55	0.38	0.45	4.03	35,447	71
(10.62)	0.44	0.50	2.56	28,251	81
7.02	0.43	0.49	2.31	31,122	14
0.07	0.36	0.52	3.10	8,538	61
6.86	0.30	0.53	3.24	6,546	29

3.40	0.46	0.50	3.97	566,518	71
(10.61)	0.50	0.58	2.59	362,870	81
6.95	0.50	0.55	2.28	244,728	14
0.01	0.42	0.59	3.03	93,013	61
6.80	0.35	0.59	3.18	65,005	29

See Notes to Financial Statements.	239

Financial Highlights (continued)

SUSTAINABLE MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2023	$8.79	$0.25	$0.07	$0.32	$(0.25)	$8.86
1/5/2022 to 9/30/2022(c)	10.00	0.10	(1.21)	(1.11)	(0.10)	8.79
Class C
9/30/2023	8.79	0.18	0.07	0.25	(0.18)	8.86
1/5/2022 to 9/30/2022(c)	10.00	0.05	(1.21)	(1.16)	(0.05)	8.79
Class F
9/30/2023	8.79	0.26	0.07	0.33	(0.26)	8.86
1/5/2022 to 9/30/2022(c)	10.00	0.11	(1.21)	(1.10)	(0.11)	8.79
Class F3
9/30/2023	8.79	0.27	0.07	0.34	(0.27)	8.86
1/5/2022 to 9/30/2022(c)	10.00	0.12	(1.21)	(1.09)	(0.12)	8.79
Class I
9/30/2023	8.79	0.27	0.06	0.33	(0.26)	8.86
1/5/2022 to 9/30/2022(c)	10.00	0.12	(1.21)	(1.09)	(0.12)	8.79

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on January 5, 2022.
(d)	Not annualized.
(e)	Annualized.

240	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

3.57		0.63		2.92		2.74		$2,910	58
(11.11	)(d)	0.63	(e)	2.16	(e)	1.48	(e)	2,682	90	(d)

2.77		1.41		3.86		2.01		169	58
(11.64	)(d)	1.43	(e)	2.96	(e)	0.68	(e)	66	90	(d)

3.67		0.53		2.80		2.84		66	58
(11.05	)(d)	0.53	(e)	2.06	(e)	1.58	(e)	66	90	(d)

3.82		0.39		2.67		2.97		89	58
(10.95	)(d)	0.39	(e)	1.91	(e)	1.72	(e)	88	90	(d)

3.78		0.43		2.74		2.95		1,917	58
(10.98	)(d)	0.43	(e)	1.96	(e)	1.68	(e)	1,638	90	(d)

See Notes to Financial Statements.	241

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2023	$9.50	$0.31	$0.04	$0.35	$(0.30)	$9.55
9/30/2022	11.61	0.26	(2.11)	(1.85)	(0.26)	9.50
9/30/2021	11.40	0.26	0.21	0.47	(0.26)	11.61
9/30/2020	11.42	0.29	(0.03)	0.26	(0.28)	11.40
9/30/2019	10.76	0.33	0.66	0.99	(0.33)	11.42
Class C
9/30/2023	9.51	0.24	0.05	0.29	(0.24)	9.56
9/30/2022	11.62	0.19	(2.11)	(1.92)	(0.19)	9.51
9/30/2021	11.41	0.19	0.21	0.40	(0.19)	11.62
9/30/2020	11.42	0.21	(0.01)	0.20	(0.21)	11.41
9/30/2019	10.76	0.26	0.66	0.92	(0.26)	11.42
Class F
9/30/2023	9.50	0.31	0.05	0.36	(0.31)	9.55
9/30/2022	11.61	0.26	(2.10)	(1.84)	(0.27)	9.50
9/30/2021	11.40	0.28	0.20	0.48	(0.27)	11.61
9/30/2020	11.42	0.30	(0.02)	0.28	(0.30)	11.40
9/30/2019	10.75	0.34	0.67	1.01	(0.34)	11.42
Class F3
9/30/2023	9.50	0.33	0.04	0.37	(0.32)	9.55
9/30/2022	11.61	0.28	(2.11)	(1.83)	(0.28)	9.50
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41
Class I
9/30/2023	9.50	0.33	0.03	0.36	(0.32)	9.54
9/30/2022	11.61	0.28	(2.11)	(1.83)	(0.28)	9.50
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

242	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

3.50	0.76	0.76	3.08	$341,314	57
(16.10)	0.77	0.77	2.39	303,455	44
4.16	0.77	0.77	2.27	381,200	14
2.36	0.78	0.78	2.53	342,426	18
9.34	0.79	0.79	3.00	289,148	15

2.97	1.38	1.38	2.45	18,912	57
(16.70)	1.40	1.40	1.75	21,221	44
3.49	1.41	1.41	1.63	33,274	14
1.78	1.44	1.44	1.88	37,078	18
8.68	1.40	1.40	2.39	42,957	15

3.61	0.66	0.66	3.13	7,929	57
(16.02)	0.67	0.67	2.37	20,964	44
4.26	0.67	0.67	2.36	130,104	14
2.46	0.68	0.68	2.61	112,378	18
9.55	0.69	0.69	3.08	73,687	15

3.84	0.54	0.54	3.31	45,077	57
(16.00)	0.54	0.54	2.64	29,694	44
4.39	0.54	0.54	2.48	20,625	14
2.67	0.56	0.56	2.73	13,170	18
9.59	0.56	0.56	3.19	8,373	15

3.71	0.56	0.56	3.29	102,638	57
(16.02)	0.58	0.58	2.69	78,796	44
4.37	0.57	0.57	2.46	39,117	14
2.65	0.58	0.58	2.73	30,880	18
9.56	0.58	0.58	3.18	29,782	15

See Notes to Financial Statements.	243

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2023	$4.42	$0.13	$0.05	$0.18	$(0.13)	$4.47
9/30/2022	5.35	0.12	(0.93)	(0.81)	(0.12)	4.42
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
9/30/2020	5.21	0.13	(0.03)	0.10	(0.13)	5.18
9/30/2019	4.91	0.14	0.30	0.44	(0.14)	5.21
Class F
9/30/2023	4.42	0.14	0.05	0.19	(0.14)	4.47
9/30/2022	5.35	0.12	(0.93)	(0.81)	(0.12)	4.42
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
9/30/2020	5.21	0.13	(0.03)	0.10	(0.13)	5.18
9/30/2019	4.91	0.14	0.30	0.44	(0.14)	5.21
Class F3
9/30/2023	4.42	0.15	0.06	0.21	(0.15)	4.48
9/30/2022	5.35	0.13	(0.93)	(0.80)	(0.13)	4.42
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22
Class I
9/30/2023	4.42	0.14	0.05	0.19	(0.14)	4.47
9/30/2022	5.35	0.13	(0.93)	(0.80)	(0.13)	4.42
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

244	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

4.11	0.82	0.87	2.91	$77,950	23
(15.36)	0.82	0.84	2.39	80,854	11
5.58	0.82	0.84	2.21	99,356	13
1.92	0.82	0.85	2.48	101,085	15
9.00	0.82	0.86	2.69	99,027	4

4.21	0.72	0.77	3.00	3,693	23
(15.28)	0.72	0.74	2.40	5,885	11
5.68	0.72	0.74	2.30	28,097	13
2.02	0.72	0.75	2.58	23,903	15
9.10	0.72	0.76	2.77	20,893	4

4.59	0.58	0.63	3.15	1,697	23
(15.16)	0.58	0.60	2.65	1,342	11
5.82	0.59	0.60	2.40	1,148	13
1.96	0.59	0.62	2.71	618	15
9.22	0.58	0.63	2.79	531	4

4.32	0.62	0.66	3.11	17,943	23
(15.19)	0.62	0.65	2.68	13,415	11
5.79	0.62	0.64	2.38	6,905	13
1.93	0.62	0.65	2.68	3,746	15
9.20	0.62	0.66	2.86	2,593	4

See Notes to Financial Statements.	245

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
9/30/2023	$9.90	$0.31	$0.09	$0.40	$(0.31)	$–		$(0.31)
9/30/2022	12.06	0.27	(2.16)	(1.89)	(0.27)	–		(0.27)
9/30/2021	11.64	0.27	0.41	0.68	(0.26)	–		(0.26)
9/30/2020	11.77	0.27	(0.13)	0.14	(0.27)	–		(0.27)
9/30/2019	11.08	0.29	0.69	0.98	(0.29)	–	(c)	(0.29)
Class C
9/30/2023	9.89	0.24	0.08	0.32	(0.24)	–		(0.24)
9/30/2022	12.04	0.20	(2.15)	(1.95)	(0.20)	–		(0.20)
9/30/2021	11.63	0.19	0.41	0.60	(0.19)	–		(0.19)
9/30/2020	11.75	0.20	(0.13)	0.07	(0.19)	–		(0.19)
9/30/2019	11.06	0.22	0.69	0.91	(0.22)	–	(c)	(0.22)
Class F
9/30/2023	9.91	0.32	0.09	0.41	(0.32)	–		(0.32)
9/30/2022	12.07	0.28	(2.16)	(1.88)	(0.28)	–		(0.28)
9/30/2021	11.66	0.28	0.41	0.69	(0.28)	–		(0.28)
9/30/2020	11.78	0.28	(0.12)	0.16	(0.28)	–		(0.28)
9/30/2019	11.09	0.30	0.69	0.99	(0.30)	–	(c)	(0.30)
Class F3
9/30/2023	9.91	0.33	0.08	0.41	(0.33)	–		(0.33)
9/30/2022	12.07	0.30	(2.17)	(1.87)	(0.29)	–		(0.29)
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	–		(0.29)
9/30/2020	11.78	0.30	(0.13)	0.17	(0.30)	–		(0.30)
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(c)	(0.31)
Class I
9/30/2023	9.91	0.33	0.08	0.41	(0.33)	–		(0.33)
9/30/2022	12.07	0.29	(2.16)	(1.87)	(0.29)	–		(0.29)
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	–		(0.29)
9/30/2020	11.78	0.29	(0.13)	0.16	(0.29)	–		(0.29)
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(c)	(0.31)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.

246	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$9.99	3.93	0.78	0.78	2.98	$303,557	24
9.90	(15.91)	0.78	0.78	2.39	322,138	23
12.06	5.90	0.77	0.77	2.20	390,194	13
11.64	1.21	0.78	0.78	2.33	357,909	22
11.77	8.98	0.79	0.79	2.52	332,822	7

9.97	3.29	1.40	1.40	2.36	17,453	24
9.89	(16.39)	1.42	1.42	1.74	20,927	23
12.04	5.13	1.42	1.42	1.56	32,845	13
11.63	0.64	1.44	1.44	1.68	34,749	22
11.75	8.33	1.40	1.40	1.92	45,213	7

10.00	4.04	0.68	0.68	3.06	6,898	24
9.91	(15.81)	0.68	0.68	2.40	19,360	23
12.07	6.00	0.67	0.67	2.30	71,401	13
11.66	1.31	0.68	0.68	2.43	63,388	22
11.78	9.08	0.69	0.69	2.62	55,301	7

9.99	4.07	0.55	0.55	3.21	2,290	24
9.91	(15.70)	0.54	0.54	2.65	2,364	23
12.07	6.14	0.54	0.54	2.41	2,071	13
11.65	1.44	0.56	0.56	2.56	1,366	22
11.78	9.32	0.56	0.56	2.74	1,234	7

9.99	4.04	0.58	0.58	3.18	87,480	24
9.91	(15.73)	0.58	0.58	2.66	70,220	23
12.07	6.11	0.57	0.57	2.38	43,385	13
11.65	1.41	0.59	0.59	2.51	29,600	22
11.78	9.29	0.59	0.59	2.72	12,674	7

See Notes to Financial Statements.	247

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Income Municipal Bond Fund (“High Income”)	A,C,F,F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”)	A,C,F,F3 and I
Lord Abbett Sustainable Municipal Bond Fund (“Sustainable”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, National, High Income, Short Duration High Income, Sustainable and California are diversified as defined in the Act. New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3 and I shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the eighteen-month anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

Sustainable commenced operations on January 5, 2022.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts

Notes to Financial Statements (continued)

of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Notes to Financial Statements (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s, except Sustainable, filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2020 through September 30, 2023. The statute of limitation for Sustainable filed U.S. federal tax return remains open for the period ended September 30, 2022 through September 30, 2023. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 bear their class-specific share of shareholder servicing expenses. Class A, C and F shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis. Payment and delivery may take place after customary settlement period for that security.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for Trust certificates in the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for Trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding

Notes to Financial Statements (continued)

share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of TOBs as of and during the fiscal year ended September 30, 2023:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$–	–	$–	$–
Intermediate	–	–	–	–
National	86,140,000	4.01%–4.65%	176,472,158	68,797,000
High Income	51,465,000	4.01%–4.65%	105,642,234	40,878,000
Short Duration High Income	–	–	–	–
Sustainable	–	–	–	–
California	–	–	–	–
New Jersey	–	–	–	–
New York	–	–	–	–

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. The carrying value of each Fund’s liability for Trust certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants

Notes to Financial Statements (continued)

would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2023 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.34%
Next $3 billion	.32%
Over $5 billion	.29%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for High Income is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

Notes to Financial Statements (continued)

The management fee for Short Duration High Income is based on the Fund’s average daily net assets at the following annual rates:(1)

First $1 billion	.35%
Over $1 billion	.31%

The management fee for Sustainable is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.32%
Over $1 billion	.29%

(1)	Prior to December 9, 2022, the management fee is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

For the fiscal year ended September 30, 2023, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Short Duration	.33%
Intermediate	.38%
National	.39%
High Income	.44%
Short Duration High Income	.32%
Sustainable	.00%
California	.45%
New Jersey	.41%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees during the fiscal year ended September 30, 2023:

Fund	Fund Administration Fee
Short Duration	$25,183
Intermediate	59,261
National	37,659
High Income	38,526
Short Duration High Income	19,371
Sustainable	577
California	9,086
New Jersey	3,906
New York	12,594

Notes to Financial Statements (continued)

For the fiscal year ended September 30, 2023 and continuing through January 31, 2024 Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding certain of the Funds’ expenses, and interest related expenses, to the following annual rates:

	Effective December 9, 2022		Prior to December 9, 2022
	Classes*		Classes*
Fund	A,C,F and I	F3	A,C,F and I	F3
Short Duration	.45%	.41%	.45%	.41%
Short Duration High Income	.45%	.37%	.50%	.44%
Sustainable	.43%	.39%	.43%	.39%
New Jersey	.62%	.58%	.62%	.58%

*	If applicable.

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C and F shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class C(1)	Class F(2)
Service	.15%	.75%	–
Distribution	.05%	.25%	.10%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s daily net assets attributable to Class C shares held less than 1 year and .80% (25% service and 55% distribution) of each Fund’s daily net assets attributable to Class C for 1 year or more. All Class C shareholders will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3 and Class I Shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the fiscal year ended September 30, 2023:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$15,935	$517,735
Intermediate	40,745	1,057,402
National	80,384	2,085,650
High Income	52,384	1,382,275
Short Duration High Income	5,942	249,993
Sustainable	8	60
California	9,646	495,485
New Jersey	3,274	52,422
New York	4,390	266,587

Notes to Financial Statements (continued)

Distributor received the following amount of CDSCs during the fiscal year ended September 30, 2023:

	Class A	Class C
Short Duration	$110,837	$2,015
Intermediate	158,172	2,697
National	141,764	3,817
High Income	177,256	7,543
Short Duration High Income	35,355	289
Sustainable	–	–
California	30,995	1,129
New Jersey	25,257	50
New York	22,547	177

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended September 30, 2023 and period ended September 30, 2022 was as follows:

	Short Duration Tax Free Fund		Intermediate Tax Free Fund
	Year Ended 9/30/2023	Year Ended 9/30/2022	Year Ended 9/30/2023	Year Ended 9/30/2022
Distributions paid from:
Tax-exempt income	$39,787,976	$24,078,685	$139,976,590	$130,537,335
Ordinary income	–	85,118	166,228	457,520
Total distributions paid	$39,787,976	$24,163,803	$140,142,818	$130,994,855

	National Tax Free Fund		High Income Municipal Bond Fund
	Year Ended 9/30/2023	Year Ended 9/30/2022	Year Ended 9/30/2023	Year Ended 9/30/2022
Distributions paid from:
Tax-exempt income	$121,933,970	$109,477,825	$141,937,657	$137,361,933
Ordinary income	203,243	549,801	235,933	1,658,444
Total distributions paid	$122,137,213	$110,027,626	$142,173,590	$139,020,377

Notes to Financial Statements (continued)

	Short Duration High Income Municipal Bond Fund		Sustainable Municipal Bond Fund
	Year Ended 9/30/2023	Year Ended 9/30/2022	Year Ended 9/30/2023	Period Ended 9/30/2022
Distributions paid from:
Tax-exempt income	$32,629,085	$24,801,277	$141,231	$53,408
Ordinary income	201,428	726,034	2	—
Total distributions paid	$32,830,513	$25,527,311	$141,233	$53,408

		California Tax Free Fund	New Jersey Tax Free Fund
	Year Ended 9/30/2023	Year Ended 9/30/2022	Year Ended 9/30/2023	Year Ended 9/30/2022
Distributions paid from:
Tax-exempt income	$15,142,551	$12,532,074	$3,029,991	$2,977,642
Ordinary income	641	53,863	428	2,343
Total distributions paid	$15,143,192	$12,585,937	$3,030,419	$2,979,985

		New York Tax Free Fund
	Year Ended 9/30/2023	Year Ended 9/30/2022
Distributions paid from:
Tax-exempt income	$12,781,487	$11,731,906
Ordinary income	–	8,377
Total distributions paid	$12,781,487	$11,740,283

As of September 30, 2023, the components of accumulated gains (losses) on a tax-basis were as follows:

	Short Duration	Intermediate	National
Undistributed tax-exempt income – net	$4,865,112	$25,522,773	$19,137,658
Total undistributed earnings	4,865,112	25,522,773	19,137,658
Capital loss carryforwards*	(91,674,622)	(356,216,466)	(351,441,220)
Other temporary differences	(4,044,321)	(13,064,963)	(11,665,773)
Unrealized gains (losses) - net	(41,486,424)	(272,267,375)	(236,202,278)
Total accumulated gains (losses) - net	$(132,340,255)	$(616,026,031)	$(580,171,613)
	High Income	Short Duration High Income	Sustainable
Undistributed tax-exempt income – net	$36,741,908	$4,889,768	$16,131
Total undistributed earnings	36,741,908	4,889,768	16,131
Capital loss carryforwards*	(530,820,153)	(111,432,262)	(444,874)
Other temporary differences	(12,534,126)	(3,000,665)	(14,485)
Unrealized gains (losses) - net	(355,132,328)	(33,473,526)	(148,012)
Total accumulated gains (losses) - net	$(861,744,699)	$(143,016,685)	$(591,240)
	California	New Jersey	New York
Undistributed tax-exempt income – net	$1,852,285	$256,875	$708,409
Total undistributed earnings	1,852,285	256,875	708,409
Capital loss carryforwards*	(38,413,391)	(2,853,476)	(17,800,373)
Other temporary differences	(1,535,437)	(288,139)	(1,214,852)
Unrealized gains (losses) - net	(30,973,146)	(10,594,341)	(44,204,427)
Total accumulated gains (losses) - net	$(69,069,689)	$(13,479,081)	$(62,511,243)

*	The capital losses will carry forward indefinitely

As of September 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Notes to Financial Statements (continued)

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Short Duration	$1,632,837,864	$245,079	$(41,731,503)	$(41,486,424)
Intermediate	5,088,927,820	9,688,645	(281,956,020)	(272,267,375)
National	3,876,451,597	16,902,182	(253,104,460)	(236,202,278)
High Income	3,613,264,830	20,991,971	(376,124,294)	(355,132,323)
Short Duration High Income	931,490,505	1,585,469	(35,058,995)	(33,473,526)
Sustainable	5,232,186	14,576	(162,588)	(148,012)
California	548,562,732	757,406	(31,730,552)	(30,973,146)
New Jersey	109,697,862	323,546	(10,917,887)	(10,594,341)
New York	462,786,624	930,187	(45,134,614)	(44,204,427)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended September 30, 2023 were as follows:

	Purchases	Sales
Short Duration	$940,289,544	$1,297,706,205
Intermediate	2,135,080,778	2,189,138,737
National	1,756,137,448	1,402,723,348
High Income	1,369,176,611	1,400,078,251
Short Duration High Income	645,939,576	617,717,536
Sustainable	3,804,455	2,809,317
California	357,829,424	278,841,579
New Jersey	23,285,154	25,586,303
New York	101,913,417	117,774,801

There were no purchases or sales of U.S. Government securities during the fiscal year ended September 30, 2023.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund except Sustainable, entered into U.S. Treasury futures contracts during the fiscal year ended September 30, 2023 (as described in Note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2023, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain (loss) on futures contracts and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

Notes to Financial Statements (continued)

The following is a summary of U.S. Treasury futures contracts as of and during the fiscal year ended September 30, 2023:

	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Average Number of Contracts*
Short Duration	$(487,900)	$348	$(487,900)	47
Intermediate	–	5,016,849	(5,391,392)	102
National	1,966,370	6,858,094	(2,395,380)	360
High Income	1,861,694	8,220,733	(4,053,996)	472
Short Duration High Income	–	3,580,393	(2,720,831)	410
California	354,383	1,010,750	(229,470)	75
New Jersey	42,526	192,614	(64,642)	9
New York	343,442	869,162	(106,665)	45

*	Calculated based on the number of contracts for the fiscal year ended September 30, 2023.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between a Fund and the applicable counterparty. As of September 30, 2023, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses. The arrangement with the Funds’ prior transfer agent was discontinued effective March 6, 2023.

10.	LINE OF CREDIT

For the period ended August 2, 2023, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same borrowing limits as before.

For the period ended August 2, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as before.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended September 30, 2023, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended September 30, 2023, the following Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income*
Short Duration High Income	$15,442,539	3.90%	$1,650

*	Included in the Statements of Operations.

Notes to Financial Statements (continued)

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in securities lending net income in the Statements of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2023, the Funds did not loan any securities.

14.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Income typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, defaulted bonds risk (High Income and Short Duration High Income only), derivatives risk, distressed debt risk (High Income and Short Duration High Income only), extension risk, fixed income securities risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, market disruption and geopolitical risk, state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, and Short Duration High Income). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Income, Short Duration High Income,

Notes to Financial Statements (continued)

Sustainable and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

New Jersey and New York are non-diversified, which means that they may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, National, High Income, Short Duration High Income and Sustainable), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Because Sustainable considers sustainability factors when evaluating an investment, the Fund may underperform funds that do not take sustainability-related factors into account. There is no guarantee that Lord Abbett will successfully implement and make investments in issuers that create a positive environmental, social or governance impact while achieving the desired financial returns. In evaluating an issuer, Lord Abbett may be dependent on data or information that may be incomplete, inaccurate or unavailable. Sustainable is a newly organized fund and there can be no assurance that it will reach or maintain a sufficient asset size to effectively implement its investment strategy.

Each Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

High Income, National, Short Duration High Income and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Notes to Financial Statements (continued)

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics,) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Year Ended September 30, 2023		Year Ended September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	18,770,106	$280,029,821	27,929,872	$427,766,947
Reinvestment of distributions	984,630	14,707,986	505,852	7,720,199
Shares reacquired	(27,741,560)	(414,525,176)	(36,579,371)	(560,984,644)
Decrease	(7,986,824)	$(119,787,369)	(8,143,647)	$(125,497,498)

Class C Shares
Shares sold	500,473	$7,481,248	486,705	$7,451,767
Reinvestment of distributions	18,679	279,015	5,212	78,840
Shares reacquired	(892,335)	(13,327,281)	(901,801)	(13,852,116)
Decrease	(373,183)	$(5,567,018)	(409,884)	$(6,321,509)

Class F Shares
Shares sold	2,003,418	$29,862,090	23,585,488	$362,962,189
Reinvestment of distributions	135,914	2,029,051	226,476	3,474,114
Shares reacquired	(16,589,985)	(248,233,169)	(53,603,175)	(822,067,362)
Decrease	(14,450,653)	$(216,342,028)	(29,791,211)	$(455,631,059)

Notes to Financial Statements (continued)

Short Duration	Year Ended September 30, 2023		Year Ended September 30, 2022
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	8,782,648	$131,150,210	16,986,800	$259,774,089
Reinvestment of distributions	268,196	4,007,378	123,424	1,879,203
Shares reacquired	(15,617,826)	(233,120,113)	(13,574,621)	(207,668,141)
Increase (decrease)	(6,566,982)	$(97,962,525)	3,535,603	$53,985,151

Class I Shares
Shares sold	22,391,479	$335,270,750	46,559,487	$709,825,767
Reinvestment of distributions	597,701	8,930,320	244,174	3,711,369
Shares reacquired	(26,175,013)	(390,899,778)	(21,715,386)	(330,588,818)
Increase (decrease)	(3,185,833)	$(46,698,708)	25,088,275	$382,948,318

	Year Ended		Year Ended
Intermediate	September 30, 2023		September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	49,174,165	$492,503,761	54,726,114	$581,579,427
Reinvestment of distributions	4,828,479	48,337,760	4,160,439	43,941,102
Shares reacquired	(69,325,924)	(692,617,725)	(79,626,277)	(835,050,076)
Decrease	(15,323,280)	$(151,776,204)	(20,739,724)	$(209,529,547)

Class C Shares
Shares sold	1,102,429	$11,030,272	1,420,669	$15,106,194
Reinvestment of distributions	181,800	1,817,681	175,963	1,856,840
Shares reacquired	(5,066,758)	(50,621,023)	(5,757,620)	(60,765,016)
Decrease	(3,782,529)	$(37,773,070)	(4,160,988)	$(43,801,982)

Class F Shares
Shares sold	10,483,265	$104,175,251	62,145,003	$672,104,399
Reinvestment of distributions	722,128	7,207,593	2,423,374	25,919,024
Shares reacquired	(53,473,167)	(538,192,977)	(248,827,572)	(2,593,667,356)
Decrease	(42,267,774)	$(426,810,133)	(184,259,195)	$(1,895,643,933)

Class F3 Shares
Shares sold	17,855,155	$177,891,929	15,426,863	$162,911,001
Reinvestment of distributions	591,824	5,928,632	420,880	4,427,409
Shares reacquired	(10,335,665)	(103,204,790)	(10,946,063)	(113,845,957)
Increase	8,111,314	$80,615,771	4,901,680	$53,492,453

Class I Shares
Shares sold	164,710,208	$1,655,343,063	236,204,233	$2,441,772,747
Reinvestment of distributions	4,112,613	41,177,642	2,214,271	23,127,859
Shares reacquired	(138,932,589)	(1,384,239,621)	(98,080,911)	(1,010,854,262)
Increase	29,890,232	$312,281,084	140,337,593	$1,454,046,344

Notes to Financial Statements (continued)

National	Year Ended September 30, 2023		Year Ended September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	60,088,538	$614,813,100	50,178,282	$555,416,467
Reinvestment of distributions	7,019,689	71,670,379	5,916,818	65,326,061
Shares reacquired	(65,161,550)	(661,976,768)	(71,253,096)	(776,390,605)
Increase (decrease)	1,946,677	$24,506,711	(15,157,996)	$(155,648,077)

Class C Shares
Shares sold	1,515,238	$15,488,288	1,212,720	$13,592,731
Reinvestment of distributions	191,119	1,952,996	180,935	2,003,649
Shares reacquired	(3,020,841)	(30,840,554)	(4,110,806)	(45,245,126)
Decrease	(1,314,484)	$(13,399,270)	(2,717,151)	$(29,648,746)

Class F Shares
Shares sold	5,080,629	$52,023,332	22,343,150	$252,636,831
Reinvestment of distributions	465,880	4,742,198	1,296,695	14,601,779
Shares reacquired	(20,167,972)	(206,545,983)	(82,597,556)	(904,741,426)
Decrease	(14,621,463)	$(149,780,453)	(58,957,711)	$(637,502,816)

Class F3 Shares
Shares sold	19,758,267	$201,800,808	19,250,148	$213,368,948
Reinvestment of distributions	1,084,751	11,068,830	794,371	8,742,056
Shares reacquired	(12,916,088)	(131,080,515)	(16,664,587)	(180,063,515)
Increase	7,926,930	$81,789,123	3,379,932	$42,047,489

Class I Shares
Shares sold	75,819,727	$776,676,296	73,940,091	$792,826,906
Reinvestment of distributions	2,095,587	21,396,429	849,840	9,149,393
Shares reacquired	(42,356,376)	(430,837,311)	(34,412,635)	(364,545,784)
Increase	35,558,938	$367,235,414	40,377,296	$437,430,515

High Income	Year Ended September 30, 2023		Year Ended September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	43,175,387	$455,701,191	55,554,656	$659,872,446
Reinvestment of distributions	6,304,263	66,202,615	5,438,271	63,720,375
Shares reacquired	(58,270,465)	(611,695,648)	(71,107,986)	(826,335,850)
Decrease	(8,790,815)	$(89,791,842)	(10,115,059)	$(102,743,029)

Class C Shares
Shares sold	2,009,353	$21,245,804	2,746,793	$32,964,823
Reinvestment of distributions	500,249	5,255,523	461,133	5,408,574
Shares reacquired	(5,517,532)	(57,995,411)	(6,913,279)	(80,993,296)
Decrease	(3,007,930)	$(31,494,084)	(3,705,353)	$(42,619,899)

Class F Shares
Shares sold	8,919,354	$93,789,815	40,725,267	$498,388,960
Reinvestment of distributions	889,451	9,334,333	2,209,756	26,435,132
Shares reacquired	(34,828,395)	(369,484,678)	(119,065,773)	(1,395,866,809)
Decrease	(25,019,590)	$(266,360,530)	(76,130,750)	$(871,042,717)

Notes to Financial Statements (continued)

High Income	Year Ended September 30, 2023		Year Ended September 30, 2022
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	6,739,512	$70,945,394	8,209,512	$96,241,910
Reinvestment of distributions	512,731	5,375,304	380,805	4,431,135
Shares reacquired	(6,318,034)	(66,175,713)	(6,564,018)	(74,887,060)
Increase	934,209	$10,144,985	2,026,299	$25,785,985

Class I Shares
Shares sold	90,058,661	$952,814,223	112,854,562	$1,289,014,098
Reinvestment of distributions	3,991,925	41,865,737	1,883,209	21,609,435
Shares reacquired	(66,709,134)	(697,668,339)	(58,348,142)	(657,095,742)
Increase	27,341,452	$297,011,621	56,389,629	$653,527,791

Short Duration High Income	Year Ended September 30, 2023		Year Ended September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,812,042	$95,722,989	10,907,124	$165,602,425
Reinvestment of distributions	727,887	10,222,070	576,692	8,541,073
Shares reacquired	(12,136,845)	(170,439,304)	(13,720,715)	(203,780,390)
Decrease	(4,596,916)	$(64,494,245)	(2,236,899)	$(29,636,892)

Class C Shares
Shares sold	470,549	$6,605,568	554,590	$8,531,204
Reinvestment of distributions	41,977	589,760	26,289	387,852
Shares reacquired	(634,589)	(8,936,164)	(698,527)	(10,331,324)
Decrease	(122,063)	$(1,740,836)	(117,648)	$(1,412,268)

Class F Shares
Shares sold	3,946,365	$55,097,018	18,007,811	$275,931,312
Reinvestment of distributions	179,679	2,523,527	478,068	7,201,066
Shares reacquired	(12,914,805)	(182,516,643)	(39,621,077)	(595,140,802)
Decrease	(8,788,761)	$(124,896,098)	(21,135,198)	$(312,008,424)

Class F3 Shares
Shares sold	1,695,166	$23,937,717	1,471,688	$21,965,315
Reinvestment of distributions	87,418	1,227,833	53,900	797,173
Shares reacquired	(1,252,638)	(17,587,532)	(1,444,184)	(21,130,565)
Increase	529,946	$7,578,018	81,404	$1,631,923

Class I Shares
Shares sold	35,782,001	$504,220,384	32,825,243	$488,939,553
Reinvestment of distributions	1,206,000	16,940,484	546,776	8,028,813
Shares reacquired	(22,116,692)	(310,088,063)	(22,568,457)	(329,936,628)
Increase	14,871,309	$211,072,805	10,803,562	$167,031,738

Sustainable	Year Ended September 30, 2023		For the period Ended September 30, 2022(a)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	22,877	$208,187	304,943	$3,047,500
Reinvestment of distributions	648	5,894	41	372
Increase	23,525	$214,081	304,984	$3,047,872

Notes to Financial Statements (continued)

Sustainable	Year Ended September 30, 2023		For the period ended September 30, 2022(a)
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	11,460	$104,753	7,500	$75,000
Reinvestment of distributions	173	1,578	–	–
Shares reacquired	(9)	(83)	–	–
Increase	11,624	$106,248	7,500	$75,000

Class F Shares
Shares sold	–	$–	7,500	$75,000
Increase	–	$–	7,500	$75,000

Class F3 Shares
Shares sold	–	$–	10,000	$100,000
Increase	–	$–	10,000	$100,000

Class I Shares
Shares sold	29,967	$275,115	186,313	$1,850,000
Reinvestment of distributions	820	7,444	3	27
Shares reacquired	(701)	(6,362)	(5)	(41)
Increase	30,086	$276,197	186,311	$1,849,986

California	Year Ended September 30, 2023		Year Ended September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,208,367	$111,038,999	9,952,420	$105,270,092
Reinvestment of distributions	940,809	9,324,002	686,472	7,300,515
Shares reacquired	(8,345,793)	(82,402,978)	(11,528,626)	(123,722,571)
Increase (decrease)	3,803,383	$37,960,023	(889,734)	$(11,151,964)

Class C Shares
Shares sold	387,190	$3,861,120	409,728	$4,413,910
Reinvestment of distributions	46,040	456,338	40,742	433,795
Shares reacquired	(686,018)	(6,812,975)	(1,082,285)	(11,552,855)
Decrease	(252,788)	$(2,495,517)	(631,815)	$(6,705,150)

Class F Shares
Shares sold	269,732	$2,620,114	3,531,708	$38,386,295
Reinvestment of distributions	38,798	383,623	123,708	1,353,557
Shares reacquired	(1,684,119)	(16,876,219)	(12,651,669)	(134,354,919)
Decrease	(1,375,589)	$(13,872,482)	(8,996,253)	$(94,615,067)

Class F3 Shares
Shares sold	2,730,663	$27,105,849	2,732,124	$28,646,820
Reinvestment of distributions	128,028	1,268,743	60,399	635,428
Shares reacquired	(1,263,307)	(12,461,095)	(1,442,987)	(15,152,394)
Increase	1,595,384	$15,913,497	1,349,536	$14,129,854

Class I Shares
Shares sold	7,564,129	$75,454,717	9,758,019	$101,943,212
Reinvestment of distributions	232,500	2,302,744	114,578	1,202,919
Shares reacquired	(5,340,054)	(52,572,049)	(4,946,127)	(51,321,033)
Increase	2,456,575	$25,185,412	4,926,470	$51,825,098

Notes to Financial Statements (concluded)

New Jersey	Year Ended September 30, 2023		Year Ended September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,800,538	$12,920,067	2,767,063	$13,514,049
Reinvestment of distributions	403,987	1,865,997	367,992	1,817,051
Shares reacquired	(4,072,862)	(18,751,446)	(3,416,025)	(16,598,593)
Decrease	(868,337)	$(3,965,382)	(280,970)	$(1,267,493)

Class F Shares
Shares sold	354,525	$1,619,038	931,336	$4,823,229
Reinvestment of distributions	28,480	131,187	69,563	351,154
Shares reacquired	(889,706)	(4,134,346)	(4,924,806)	(24,332,270)
Decrease	(506,701)	$(2,384,121)	(3,923,907)	$(19,157,887)

Class F3 Shares
Shares sold	194,925	$880,635	211,945	$1,051,022
Reinvestment of distributions	10,920	50,515	7,587	37,239
Shares reacquired	(130,090)	(597,879)	(130,591)	(620,915)
Increase	75,755	$333,271	88,941	$467,346

Class I Shares
Shares sold	2,798,519	$12,943,517	3,426,486	$16,635,811
Reinvestment of distributions	78,209	361,530	50,354	245,041
Shares reacquired	(1,900,516)	(8,776,141)	(1,733,364)	(8,221,483)
Increase	976,212	$4,528,906	1,743,476	$8,659,369

New York	Year Ended September 30, 2023	Year Ended September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,385,398	$66,001,310	7,514,861	$81,864,284
Reinvestment of distributions	770,866	7,974,668	650,952	7,216,866
Shares reacquired	(9,299,195)	(95,454,500)	(7,984,467)	(88,420,625)
Increase (decrease)	(2,142,931)	$(21,478,522)	181,346	$660,525

Class C Shares
Shares sold	341,562	$3,519,754	227,831	$2,615,587
Reinvestment of distributions	40,695	420,468	39,269	435,328
Shares reacquired	(748,800)	(7,720,191)	(877,823)	(9,735,032)
Decrease	(366,543)	$(3,779,969)	(610,723)	$(6,684,117)

Class F Shares
Shares sold	318,808	$3,262,153	1,352,775	$15,718,470
Reinvestment of distributions	28,697	295,966	72,464	816,787
Shares reacquired	(1,611,382)	(16,699,767)	(5,386,852)	(59,765,477)
Decrease	(1,263,877)	$(13,141,648)	(3,961,613)	$(43,230,220)

Class F3 Shares
Shares sold	164,383	$1,657,672	172,387	$1,898,630
Reinvestment of distributions	7,620	78,852	5,557	61,174
Shares reacquired	(181,489)	(1,879,392)	(110,926)	(1,192,434)
Increase (decrease)	(9,486)	$(142,868)	67,018	$767,370

Class I Shares
Shares sold	4,841,720	$50,458,058	6,493,470	$70,567,286
Reinvestment of distributions	192,194	1,991,405	109,516	1,200,161
Shares reacquired	(3,368,217)	(34,628,246)	(3,109,286)	(33,153,558)
Increase	1,665,697	$17,821,217	3,493,700	$38,613,889

(a)	For the period January 5, 2022, commencement of operations, to September 30, 2022.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Municipal Income Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Municipal Income Fund, Inc. comprising the Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett National Tax-Free Income Fund, Lord Abbett High Income Municipal Bond Fund, Lord Abbett Short Duration High Income Municipal Bond Fund, Lord Abbett Sustainable Municipal Bond Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund, and Lord Abbett New York Tax-Free Income Fund (the “Funds”), including the schedules of investments, as of September 30, 2023; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for each of the funds constituting the Lord Abbett Municipal Income Fund, Inc., except Lord Abbett Sustainable Municipal Bond Fund; the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended, and the period from January 5, 2022 (commencement of operations) to September 30, 2022; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Lord Abbett Municipal Income Fund, Inc., except Lord Abbett Sustainable Municipal Bond Fund, as of September 30, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Sustainable Municipal Bond Fund as of September 30, 2023, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended, and the period from January 5, 2022 (commencement of operations) to September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
November 22, 2023

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the state of organization. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the investment adviser. Generally, each Board member holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Independent Board Members

The following Independent Board Members also are board members of each of the 15 investment companies in the Lord Abbett Family of Funds, which consist of 64 investment portfolios.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Board member since 2011; Vice Chair since 2023	Principal Occupation: None. Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Board member since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Columbia Care (CCHW) (since 2021). Previously served as director of Anthem, Inc., a health benefits company (1994–2021).

Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Board member since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None.

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Board member since 2012	Principal Occupation: Owner of McTaggart LLC (since 2011). Other Directorships: None.

Charles O. Prince Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1950)	Board member since 2019	Principal Occupation: None. Formerly Chair and Chief Executive Officer, Citigroup, Inc. (Retired 2007).

Other Directorships: Previously served as director of Johnson & Johnson (2005–2022). Director of Xerox Corporation (2007–2018).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Board member since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003–2017); President of Wells Fargo Funds (2003–2016). Other Directorships: None.

Lorin Patrick Taylor Radtke Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1968)	Board member since 2021	Principal Occupation: Partner and Co-Founder of M Seven 8 Partners LLC, a venture capital firm (since 2016). Formerly Partner, Goldman Sachs (1992–2016).

Other Directorships: Currently serves as director of Assured Guaranty (since 2021); Virtual Combine (since 2018). Previously served as director of SummerMoon Coffee (2022); Mariposa Family Learning Center (2021-2022).

Leah Song Richardson Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1966)	Board member since 2021	Principal Occupation: President of Colorado College (since 2021) and was formerly Dean at University of California, Irvine – School of Law (2017–2021); Professor of Law at University of California, Irvine (2014–2017).

Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Board member since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (2009–2021).

Other Directorships: Currently serves as director of Underwriters Laboratories Research Institute (since 2022).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Board member since 2006; Chairman since 2017	Principal Occupation: Chair of Tullis Health Investors – FL LLC (since 2019, CEO from 2012–2018); Formerly CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (1990–2016).

Other Directorships: Currently serves as Chair of Crane Co. (since 2020, Director since 1998), Director of Crane NXT, Co. (since 2023), Director of Alphatec Spine (since 2018). Previously served as Director of Exagen Inc. (2019–2023); Director of electroCore, Inc. (2018–2020).

Basic Information About Management (continued)

Interested Board Members

Mr. Sieg is affiliated with Lord Abbett and is an “interested person” of the Fund as defined in the Act. Mr. Sieg is a board member of each of the 15 investment companies in the Lord Abbett Family of Funds, which consist of 64 investment portfolios. Mr. Sieg is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Board member since 2016	Principal Occupation: Managing Partner of Lord Abbett (since 2018); Formerly Head of Client Services, joined Lord Abbett in 1994. Other Directorships: None.

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Douglas B. Sieg (1969)	President and Chief Executive Officer	Elected as President and Chief Executive Officer in 2018	Managing Partner of Lord Abbett (since 2018). Formerly Head of Client Services, joined Lord Abbett in 1994.

Jackson C. Chan (1964)	AML Compliance Officer	Elected in 2018	Deputy Chief Compliance Officer and Director of Regulatory Affairs, joined Lord Abbett in 2014.

Nicholas D. Emguschowa (1986)	Data Protection Officer	Elected in 2022	Assistant General Counsel, joined Lord Abbett in 2018 and was formerly Associate at Shearman & Sterling (2014–2018).

Brooke A. Fapohunda (1975)	Vice President, Secretary and Chief Legal Officer	Elected in 2023	Partner and Senior Counsel, joined Lord Abbett in 2006.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Michael J. Hebert (1976)	Chief Financial Officer and Treasurer	Elected as Chief Financial Officer and Treasurer in 2021	Head of Global Fund Finance, joined Lord Abbett in 2021 and was formerly Vice President at Eaton Vance Management (EVM) (2014–2021) and Calvert Research & Management (CRM) (2016–2021), and Assistant Treasurer of registered investment companies managed, advised or administered by EVM and CRM during such years.

Parker J. Milender (1989)	Vice President and Assistant Secretary	Elected in 2023	Counsel, joined Lord Abbett in 2021 and was formerly an Associate at Milbank LLP (2017–2021).

Mary Ann Picciotto (1973)	Chief Compliance Officer	Elected in 2023	Managing Director and Global Chief Compliance Officer, joined Lord Abbett in 2023 and was formerly Vice President and Head of Global Compliance at T. Rowe Price (2019–2023) and Senior Vice President, Head of Compliance at OppenheimerFunds, Inc. (2014–2019).

Matthew A. Press (1987)	Vice President and Assistant Secretary	Elected in 2023	Counsel, joined Lord Abbett in 2022 and was formerly an Associate at Clifford Chance US LLP (2014–2022).

Victoria Zozulya (1983)	Vice President and Assistant Secretary	Elected in 2022	Counsel, joined Lord Abbett in 2022 and was formerly Senior Director and Counsel at Equitable (2018–2022) and Assistant General Counsel at Neuberger Berman (2014–2018).

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Fund’s Board members. It is available free upon request.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review each Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that each Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for each Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in each Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions paid during the fiscal year ended September 30, 2023 that is tax-exempt dividend income.

Short Duration	100%
Intermediate	100%
National	100%
High Income	100%
Short Duration High Income	99%
Sustainable	100%
California	100%
New Jersey	100%
New York	100%

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Income Municipal Bond Fund

Lord Abbett Short Duration High Income Municipal Bond Fund

Lord Abbett Sustainable Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	LATFI-2 (11/23)

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended September 30, 2023 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 13(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2023 and 2022 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:

	2023	2022

Audit Fees {a}	$385,000	$366,000

Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	$385,000	$366,000

Tax Fees	- 0 -	- 0 -

All Other Fees	- 0 -	- 0 -

Total Fees	$385,000	$366,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended September 30, 2023 and 2022 were:

	Fiscal year ended:

	2023	2022

All Other Fees {a}	$230,000	$270,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended September 30, 2023 and 2022 were:

	Fiscal year ended:

	2023	2022

All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 22, 2023

	By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: November 22, 2023